     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2002

                                                                FILE NO. 33-5852
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-14
                            ------------------------

                     REGISTRATION STATEMENT
                UNDER THE SECURITIES ACT OF 1933
                                                                    [ ]
                PRE-EFFECTIVE AMENDMENT NO.  __
                POST-EFFECTIVE AMENDMENT NO.  __
                                                                    [ ]

                                  HARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        ONE SEAGATE, TOLEDO, OHIO 43666
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (419) 247-1940
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

             DAVID G. VAN HOOSER                           ERNEST V. KLEIN, ESQ.
                 HARBOR FUND                                 HALE AND DORR LLP
                 ONE SEAGATE                                  60 STATE STREET
             TOLEDO, OHIO 43666                         BOSTON, MASSACHUSETTS 02109

                    (NAME AND ADDRESS OF AGENTS FOR SERVICE)

                            ------------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Registration Statement relates to shares previously registered on form N-1A (file Nos. 33-5852 and 811-4676).

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: NOVEMBER 1, 2002

It is proposed that this filing will become effective on September 9, 2002 pursuant to Rule 488.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        PROXY STATEMENT
                                        AND PROSPECTUS

                                       [HARBOR FUND LOGO]

                                        SEPTEMBER 9, 2002

                                        ----------------------------------------
                                        HARBOR INTERNATIONAL FUND II
                                        HARBOR SMALL CAP GROWTH FUND

                                        The Securities and Exchange
                                        Commission has not approved nor
                                        disapproved shares of Harbor
                                        International Fund or Harbor Growth
                                        Fund nor determined whether this
                                        prospectus is accurate or complete.
                                        Any statement to the contrary is a
                                        crime.

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

The Board of Trustees of Harbor Fund has approved two mergers of existing funds that have very similar strategies. The Board of Trustees has approved the merger of Harbor International Fund II into Harbor International Fund. Also, the Board of Trustees approved the merger of Harbor Small Cap Growth Fund into Harbor Growth Fund which will be renamed the Harbor Small Cap Growth Fund. Both mergers are subject to shareholder approval.

The mergers will eliminate any significant overlap in investment strategies within the Harbor Fund family of mutual funds. The simplified fund lineup should also reduce expense ratios for the Harbor International Fund and the renamed Harbor Small Cap Growth Fund following the mergers.

Shareholders in the International Fund II and Harbor Small Cap Growth Fund will be contacted in the next four to six weeks and asked to vote on the proposed mergers. If approved by shareholders, both mergers will be effective on October 31, 2002.

Shareholders of Harbor International Fund II will be asked to approve a merger into Harbor International Fund. Both funds have been managed in very similar value-oriented styles and own many of the same stocks. Harbor International Fund II began operations in 1996 during a period when Harbor International Fund was closed to new investors. Harbor International Fund was reopened to new investors in May 2000.

Hakan Castegren of Northern Cross Investments Limited, the current subadviser of both international funds, will continue to manage the surviving Harbor International Fund.

Shareholders of Harbor Small Cap Growth Fund will be asked to approve a merger into Harbor Growth Fund. The surviving fund will be renamed Harbor Small Cap Growth Fund and will be managed by William Muggia of Westfield Capital Management Company LLC, the current subadviser on the existing Harbor Small Cap Growth Fund. Both funds invest in smaller capitalization stocks with favorable prospects for long-term growth. Harbor Small Cap Growth Fund's holdings have been diversified more broadly than those of Harbor Growth Fund, which have become more concentrated in the technology sector.

The Board of Trustees believes strongly that these mergers are in the best interest of Harbor Fund shareholders. If you have any questions regarding the mergers and the change in the Harbor Fund lineup, please contact Harbor Fund at 1-800-422-1050 or visit our website at www.harborfund.com.

                                          [DAVID G. VAN HOOSER SIG]

                                          David G. Van Hooser
                                          Chairman

--------------------------------------------------------------------------------

                          HARBOR INTERNATIONAL FUND II
                                      AND
                          HARBOR SMALL CAP GROWTH FUND
                         (EACH A SERIES OF HARBOR FUND)
                                  ONE SEAGATE
                               TOLEDO, OHIO 43666
                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR OCTOBER 22, 2002

--------------------------------------------------------------------------------

THIS IS THE FORMAL AGENDA FOR A SPECIAL MEETING OF SHAREHOLDERS OF YOUR MUTUAL FUND. IT TELLS YOU WHAT MATTERS WILL BE VOTED ON AND, IN CASE YOU WANT TO ATTEND THIS MEETING IN PERSON, THE TIME AND PLACE OF THE MEETING.

To the shareholders of Harbor International Fund II ("HIF2") and Harbor Small Cap Growth Fund ("HSCGF"):

A special meeting of HIF2 and HSCGF shareholders will be held at One SeaGate, Toledo, Ohio 43666 on Tuesday, October 22, 2002 at 9:00 a.m., Eastern Time. The following matters will be voted on at the meeting:

                           PROPOSAL                                            FUND
---------------------------------------------------------------    ----------------------------
1.   A proposal to approve an Agreement and Plan of Merger         Harbor International Fund II
     between HIF2 and Harbor International Fund ("HIF"). Under
     this Agreement HIF2 and HIF would combine their assets
     into a single fund -- HIF -- with the shareholders of HIF2 becoming shareholders of HIF. HIF would assume HIF2's
     liabilities and HIF2 Fund would be dissolved. Northern
     Cross Investments Limited would continue to serve as
     subadviser to HIF following the merger. YOUR BOARD OF
     TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

2.   A proposal to approve an Agreement and Plan of Merger         Harbor Small Cap Growth Fund
     between HSCGF and Harbor Growth Fund ("HGF"). Under this
     Agreement HSCGF and HGF would combine their assets into a
     single fund -- HGF -- with the shareholders of HSCGF
     becoming shareholders of HGF. HGF would assume HSCGF's
     liabilities and HSCGF Fund would be dissolved. Westfield
     Capital Management Company LLC, the current subadviser to
     HSCGF, would become subadviser to HGF replacing the
     existing subadviser and HGF would change its name to
     Harbor Small Cap Growth Fund. YOUR BOARD OF TRUSTEES
     RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

3.   Any other business that may properly come before the          Each Fund
     meeting.

Shareholders of record of each fund as of the close of business on August 23, 2002 are entitled to vote on their fund's respective proposal at the meeting and any related follow-up meetings regarding their fund.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT NUMBERS, HIF2 AND HSCGF WILL INCUR ADDITIONAL COSTS TO SOLICIT PROXIES.

                                          By Order of the Board of Trustees,

                                          Karen B. Wasil, Secretary

Toledo, Ohio
September 9, 2002

--------------------------------------------------------------------------------

                              PROXY STATEMENT OF:
                          HARBOR INTERNATIONAL FUND II
                                      AND
                          HARBOR SMALL CAP GROWTH FUND
                         (EACH A SERIES OF HARBOR FUND)
           ---------------------------------------------------------

                                 PROSPECTUS FOR
                            INSTITUTIONAL SHARES OF:
                           HARBOR INTERNATIONAL FUND
                                      AND
                               HARBOR GROWTH FUND
                         (EACH A SERIES OF HARBOR FUND)

--------------------------------------------------------------------------------

This proxy statement and prospectus contains information you should know before voting on the proposed mergers of Harbor International Fund II, One SeaGate, Toledo, Ohio 43666 ("HIF2") into Harbor International Fund, One SeaGate, Toledo, Ohio 43666 ("HIF") and of Harbor Small Cap Growth Fund, One SeaGate, Toledo, Ohio 43666 ("HSCGF") into Harbor Growth Fund, One SeaGate, Toledo, Ohio 43666 ("HGF"). Please read it carefully and retain it for future reference.

This combined proxy statement and prospectus is also intended to provide shareholders of HIF2 with the information about the change in subadvisers for their fund that would otherwise need to be provided to them in the form of an information statement.

HIF and HIF2 are each an open-end mutual fund investing in equity securities of foreign companies, including those located in emerging market countries. The investment objective of both HIF and HIF2 is long-term total return, principally from growth of capital.

HGF and HSCGF are each an open-end mutual fund investing in equity securities of smaller domestic companies. The investment objective of both HGF and HSCGF is long-term growth of capital.

HOW THE MERGERS WILL WORK

- HIF2 will transfer all of its assets to HIF. HIF will assume HIF2's liabilities.

- HSCGF will transfer all of its assets to HGF. HGF will assume HSCGF's liabilities.

- HIF will issue Institutional shares to HIF2 in an amount equal to the value of the assets it receives, less the liabilities it assumes, in the merger. These Institutional shares will be distributed to HIF2's shareholders in proportion to their holdings in HIF2 on the merger date.

- HGF will issue Institutional shares to HSCGF in an amount equal to the value of the assets it receives, less the liabilities it assumes, in the merger. These Institutional shares will be distributed to HSCGF's shareholders in proportion to their holdings in HSCGF on the merger date.

-  The mergers will be tax-free for federal income tax purposes.

- HIF2 will be liquidated and terminated and you will be a shareholder of HIF Institutional class.

- HSCGF will be liquidated and terminated and you will be a shareholder of HGF Institutional class.

- Immediately following the merger, Westfield Capital Management Company LLC ("Westfield"), the current subadviser to HSCGF, will become the subadviser to HGF and HGF will change its name to "Harbor Small Cap Growth Fund". It is expected that Westfield will manage HGF's assets following the merger in substantially the same manner as it manages the assets of HSCGF currently.

An investment in HIF or HGF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------------------
                               WHERE TO GET MORE INFORMATION
--------------------------------------------------------------------------------------------
 Harbor Fund Prospectus dated March 1, 2002.   Provided in the same envelope as this proxy
 It contains additional information about      statement and prospectus and incorporated by
 each fund.                                    reference into this proxy statement and
                                               prospectus.
--------------------------------------------------------------------------------------------
 Harbor Fund's annual and semi-annual reports  Provided in the same envelope as this proxy
 to shareholders.                              statement and prospectus and incorporated by
                                               reference into this proxy statement and
                                               prospectus. It is also on file with the
                                               Securities and Exchange Commission ("SEC")
                                               and available at no charge by calling
                                               1-800-422-1050, visiting our web site at
                                               www.harborfund.com, or writing to us at the
                                               address shown below.
--------------------------------------------------------------------------------------------
 Harbor Fund's statement of additional         Incorporated by reference into this proxy
 information dated March 1, 2002. It contains  statement and prospectus. The SEC now has a
 additional information about each fund.       web site at http://www.sec.gov that contains
                                               free access to these documents. These
                                               documents are also available for a fee from
                                               the Public Reference Room of the SEC. Call
                                               1-202-942-8090 for information on the
                                               operation of the Public Reference Room.
--------------------------------------------------------------------------------------------
 To ask questions about this proxy statement   Call our toll-free telephone number:
 and prospectus.                               1-800-422-1050 or write to us at Harbor Fund,
                                               One SeaGate, Toledo, Ohio 43666.
--------------------------------------------------------------------------------------------

     The date of this proxy statement and prospectus is September 9, 2002.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
                                                                ----
INTRODUCTION                                                      4
SUMMARY                                                           5
PROPOSAL 1                                                        5
  The Merger                                                     10
  Capitalization                                                 12
  Boards' Evaluation and Recommendation                          13
  Voting Rights and Required Vote                                13
INFORMATION REGARDING CHANGE IN PORTFOLIO MANAGER                13
  Information Concerning Northern Cross Investments Limited      13
  Management of Similar Funds                                    13
  Terms of the Prior and New Subadvisory Agreements              14
  Other Provisions Under the Prior and New Subadvisory
     Agreements                                                  15
  Miscellaneous                                                  15
  Information Concerning Harbor Capital Advisors, Inc.           15
  Terms of the Advisory Agreement                                16
PROPOSAL 2                                                       17
  The Merger                                                     22
  Capitalization                                                 26
  Boards' Evaluation and Recommendation                          26
  Voting Rights and Required Vote                                26
INFORMATION CONCERNING THE MEETING                               27
OWNERSHIP OF SHARES OF THE FUNDS                                 29
EXPERTS                                                          30
AVAILABLE INFORMATION                                            30

--------------------------------------------------------------------------------

                                    EXHIBITS

--------------------------------------------------------------------------------

A. Agreement and Plan of Reorganization between Harbor International Fund and Harbor International Fund II (attached to this proxy statement and prospectus)

B. Agreement and Plan of Reorganization between Harbor Growth Fund and Harbor Small Cap Growth Fund (attached to this proxy statement and prospectus)

C. Form of subadvisory agreement between Northern Cross Investments Limited, Harbor Capital Advisors, and Harbor International Fund II

D. Annual report to shareholders dated October 31, 2001 and semi-annual report to shareholders dated April 30, 2002 of Harbor Fund

E.  Prospectus dated March 1, 2002 of Harbor Fund

--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

This proxy statement and prospectus is being used by the board of trustees of HIF2 and HSCGF to solicit proxies to be voted at a special meeting of shareholders of HIF2 and HSCGF. This meeting will be held at One SeaGate, Toledo, Ohio 43666 on Tuesday, October 22, 2002 at 9:00 a.m., Eastern Time. The purpose of the meeting is to consider: (1) a proposal to approve an Agreement and Plan of Merger providing for the merger of HIF2 with HIF; and (2) a proposal to approve an Agreement and Plan of Merger providing for the merger of HSCGF with HGF. This proxy statement and prospectus is being mailed to HIF2 and HSCGF shareholders on or about September 9, 2002.

WHO IS ELIGIBLE TO VOTE?

HIF2 and HSCGF shareholders of record on August 23, 2002 are entitled to attend and vote at the meeting or any adjourned meeting. Each share of HIF2 and HSCGF outstanding on August 23, 2002 is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy card, but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Merger. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

--------------------------------------------------------------------------------

                                    SUMMARY

--------------------------------------------------------------------------------

The following is a summary. More complete information appears later in this proxy statement. You should read the entire proxy statement and the enclosed exhibits carefully because they contain details that are not in the summary. The materials in the exhibits and the statement of additional information dated March 1, 2002 for each fund are hereby incorporated by reference into this proxy statement and prospectus.

--------------------------------------------------------------------------------

                                   PROPOSAL 1
               TO APPROVE AN AGREEMENT AND PLAN OF MERGER BETWEEN
           HARBOR INTERNATIONAL FUND II AND HARBOR INTERNATIONAL FUND

--------------------------------------------------------------------------------

COMPARISON OF HIF TO HIF2


-----------------------------------------------------------------------------------------------------
                                  HIF                                HIF2
-----------------------------------------------------------------------------------------------------
 GENERAL                          A diversified series of Harbor Fund. Harbor Fund is an open-end investment company organized as a Delaware business trust.
-----------------------------------------------------------------------------------------------------
 INVESTMENT STRUCTURE             HIF invests directly in            HIF2 invests directly in
                                  securities, as described below.    securities, as described below.
-----------------------------------------------------------------------------------------------------
 NET ASSETS AS OF AUGUST 23,
 2002
-----------------------------------------------------------------------------------------------------
 INVESTMENT ADVISER AND           Harbor Capital Advisors, Inc. ("Harbor Capital") is HIF's and
 SUBADVISER                       HIF2's investment adviser. Northern Cross Investments Limited
                                  ("Northern Cross") is the subadviser to HIF and HIF 2.
-----------------------------------------------------------------------------------------------------
 CONTROL OF INVESTMENT ADVISER    Harbor Capital is a wholly owned subsidiary of Robeco Groep N.V.
 AND SUBADVISERS                  Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations.

                                  Northern Cross, incorporated on September 29, 1992 as a Bermuda corporation, is located at Clarendon House, 2 Church Street,
                                  Hamilton, Bermuda HMDX. Hakan Castegren is the sole shareholder.
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                  HIF                                HIF2
-----------------------------------------------------------------------------------------------------
 PRINCIPAL STRATEGIES             In general, each fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

                                  Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual
                                  companies, to select stocks for the respective fund's portfolio.
                                  This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.
                                  -------------------------------------------------------------------
                                  In selecting stocks for each fund's portfolio, the subadviser also looks for companies with the following characteristics:

                                  - Businesses that the subadviser believes offer value

                                  - Low price/earnings multiples relative to other stocks in each country/ industry

                                  - Above average, long term earnings expectation not reflected in the price
-----------------------------------------------------------------------------------------------------
 OTHER INVESTMENTS                Each fund may invest up to 15% of its net assets in illiquid
 Illiquid securities              securities.
-----------------------------------------------------------------------------------------------------
 Investment companies             Each fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940.
-----------------------------------------------------------------------------------------------------
 Derivatives                      - Each fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contracts.

                                  - Each fund may buy and sell options contracts, financial futures contracts and options on futures contracts.

                                  - Each fund may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any
                                    exchange.

                                  - Each fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against
                                    increases in the cost of securities to be acquired.

                                  - Neither fund is authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes.

                                  - To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each fund may purchase and sell various kinds of futures
                                    contracts, and purchase and write call and put options on these futures contracts. Each fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options.
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                  HIF                                HIF2
-----------------------------------------------------------------------------------------------------
 PORTFOLIO MANAGERS               Hakan Castegren of Northern Cross has managed HIF since its inception in 1987 and has managed HIF2 since August 1, 2002. Mr.
                                  Castegren is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.
-----------------------------------------------------------------------------------------------------
                                 INVESTMENT OBJECTIVES AND POLICIES
-----------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVES            Long-term total return, principally from growth of capital.
-----------------------------------------------------------------------------------------------------
 PRINCIPAL STYLE                  International large cap value oriented stocks.
 CHARACTERISTICS
-----------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS            The funds invest primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries.

                                  Under normal circumstances, the funds must invest in a minimum of three countries. In the past, the funds have invested in as many as
                                  20 or more countries at a time.

                                  The funds focus on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

                                  Companies in the fund's portfolio generally have market
                                  capitalizations in excess of $1 billion.

                                  The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.
-----------------------------------------------------------------------------------------------------
 Equity securities                Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
-----------------------------------------------------------------------------------------------------
 Derivatives                      HIF may not engage in options      HIF2 may also purchase options
                                  transactions on currencies for     on foreign currencies to seek to
                                  speculative purposes.              increase the total return of the
                                                                     fund, provided that the
                                                                     aggregate premium of the options
                                                                     purchased represent no more than
                                                                     5% of the fund's net assets.

                                                                     HIF2 may not write options on
                                                                     currencies for speculative
                                                                     purposes.
-----------------------------------------------------------------------------------------------------
 Forward Commitments and          Each fund may purchase securities on a when-issued basis or
 When-Issued Securities           purchase or sell securities on a forward commitment basis including
                                  TBA (to be announced) purchase and sale commitments.
-----------------------------------------------------------------------------------------------------
 Repurchase Agreements            Each fund may enter into repurchase agreements.
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                  HIF                                HIF2
-----------------------------------------------------------------------------------------------------
 Foreign Currency Transactions    Each fund may purchase securities denominated in foreign
                                  currencies.
-----------------------------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE POSITIONS    Each fund may depart from its principal investment strategies in order to take a temporary defensive position by investing up to
                                  100% of its assets in equity securities of U.S. issuers or in investment grade corporate debt securities rated Baa or higher by
                                  Moody's or BBB by S&P.
-----------------------------------------------------------------------------------------------------
                                     PRINCIPAL INVESTMENT RISKS
-----------------------------------------------------------------------------------------------------
 GENERAL                          You could lose money on your investment in either fund. There is no guarantee that either fund will achieve its investment objective.
-----------------------------------------------------------------------------------------------------
 STOCK MARKET RISK                Stocks do fluctuate in price and the value of your investment in the funds may go down. This means that you could lose money on your investment in the funds or the funds may not perform as well as other possible investments if any of the following occurs:

                                  - A drop in foreign stock markets.

                                  - The market favors growth stocks over value stocks.

                                  - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                                  - The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks proves to be incorrect.
-----------------------------------------------------------------------------------------------------
 FOREIGN COUNTRY RISKS            Investing in securities of foreign companies creates a greater risk that the funds' share price will fluctuate more than if the funds invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:

                                  - Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.

                                  - A decline in the value of foreign currencies relative to the U.S.
                                    dollar will reduce the unhedged value of securities denominated in those currencies.

                                  - Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

                                  These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the
                                    Pacific Basin.

                                  Foreign brokerage and custodian fees may be higher than in the U.S.
-----------------------------------------------------------------------------------------------------
                                  Derivatives used for hedging may not fully offset the underlying
 DERIVATIVES RISKS                positions. Derivatives transactions may not have the intended effects and may result in losses or missed opportunities.
                                  Derivatives that involve leverage may magnify losses from adverse market developments. In addition, there is the risk that a counterparty will fail to honor a contract's terms, which would deprive a fund of the hedging and other benefits of the contract.
                                  Some derivatives, especially those not traded on an exchange, may become illiquid and difficult to value accurately.
-----------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------
                                BUYING, EXCHANGING AND REDEEMING SHARES
  ----------------------------------------------------------------------------------------------------
  NET ASSET VALUE                 Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (NYSE)
                                  (normally 4:00 p.m. Eastern time) on each business day. Each fund's portfolio securities are valued either based on market quotations or, if market quotations are unavailable, at fair value, which involves estimating a security's value based on information other than market quotations.
  ----------------------------------------------------------------------------------------------------
  CLASSES OF SHARES               HIF currently offers only one       HIF2 currently offers only one
                                  class of shares. Effective          class of shares. Effective
                                  October 1, 2002, HIF will be        October 1, 2002, these shares
                                  offering three classes of           will be referred to as
                                  shares: Institutional shares,       Institutional shares.
                                  Retirement shares, and Investor
                                  shares. Only Institutional
                                  shares are being offered to HIF2
                                  shareholders in this proxy
                                  statement and prospectus.
  ----------------------------------------------------------------------------------------------------
  RULE 12B-1 AND SERVICE FEES     HIF and HIF2 current and Institutional shares are not subject to any
                                  Rule 12b-1 or service fee.
  ----------------------------------------------------------------------------------------------------
  BUYING AND SELLING SHARES       Investors may purchase and redeem shares through brokers or directly from Harbor Fund.
  ----------------------------------------------------------------------------------------------------
  Minimum Investment Amounts      $500 minimum subsequent investments
                                  $1,000 minimum initial investment
  ----------------------------------------------------------------------------------------------------
  Exchanging Shares               You may exchange your shares for shares of the same class of another
                                  Harbor Fund.
  ----------------------------------------------------------------------------------------------------

HIF will waive the minimum investment amount for any HIF2 account that, after the merger, contains less than the minimum investment amount required for HIF.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of HIF or Institutional shares of HIF2. The table also shows pro forma expenses of Institutional shares of HIF following the proposed merger.

  --------------------------------------------------------------------------------------------------
                                                                           HIF             HIF2
                                                           HIF        INSTITUTIONAL    INSTITUTIONAL
  FOR THE PERIOD ENDED APRIL 30, 2002                  (PRO FORMA)       SHARES           SHARES
  --------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES                                         None            None             None
  (fees paid directly from your investment)
  ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from fund assets)
  Management fees                                         0.75%           0.75%            0.75%
  Distribution and service (12b-1) fees                    None            None             None
  Other expenses                                          0.11%           0.17%            0.26%
                                                          -----           -----            -----
  TOTAL ANNUAL FUND OPERATING EXPENSES                    0.86%           0.92%            1.01%
                                                          =====           =====            =====
  --------------------------------------------------------------------------------------------------

                                   THE MERGER

TERMS OF THE MERGER

The funds' trustees have approved an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a merger on the following terms:

- The merger is scheduled to occur at 5:00 p.m., Eastern Time, on October 31, 2002, but may occur on any later date before December 31, 2002.

- In the merger, HIF2 will transfer all of its assets to HIF, and in exchange HIF will assume HIF2's liabilities and issue shares as described below.

- HIF will issue Institutional shares to HIF2 in an amount equal to the value of the assets received by HIF, less the liabilities assumed by HIF, in the transaction. These shares will immediately be distributed by HIF2 to HIF2's shareholders in proportion to their holdings in HIF2 on the merger date. As a result, shareholders of HIF2 will become Institutional shareholders of HIF.

- The net asset value of both funds will be computed as of 4:00 p.m., Eastern Time, on the merger date.

- After the merger is over, HIF2 will cease to exist.

- The following diagram shows how the merger will be carried out.

                                   [DIAGRAM]

     HIF2 TRANSFERS ITS        HIF RECEIVES            HIF            HIF2 RECEIVES            HIF2
          ASSETS AND         ASSETS FROM AND      INSTITUTIONAL      THESE SHARES AND      SHAREHOLDERS
      LIABILITIES TO HIF         ASSUMES            SHARES ARE       DISTRIBUTES THE       RECEIVE HIF
                              LIABILITIES OF          ISSUED          SHARES TO ITS       INSTITUTIONAL
                                   HIF2                                SHAREHOLDERS           SHARES

TAX STATUS OF THE MERGER

The merger will be tax-free for federal income tax purposes and will not take place unless HIF2 and HIF receive from the law firm of Hale and Dorr LLP, a satisfactory opinion that the transaction constitutes a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code") as such:

- No gain or loss will be recognized by HIF2 upon (1) the transfer of all of its assets to HIF as described above or (2) the distribution by HIF2 of HIF Institutional shares to HIF2's shareholders;

- No gain or loss will be recognized by HIF upon the receipt of HIF2's assets solely in exchange for the issuance of HIF Institutional shares to HIF2 and the assumption of all of HIF2's liabilities by HIF;

- The basis of the assets of HIF2 acquired by HIF will be, in each instance, the same as the basis of those assets in the hands of HIF2 immediately before the transfer;

- The tax holding period of the assets of HIF2 in the hands of HIF will include HIF2's tax holding period for those assets;

- The shareholders of HIF2 will not recognize gain or loss upon the exchange of all their shares of HIF2 solely for HIF Institutional shares as part of the transaction;

- The basis of HIF Institutional shares received by HIF2's shareholders in the transaction will be the same as the basis of the shares of HIF2 surrendered in exchange; and

Shareholders should consult their tax adviser for the particular tax consequences to them resulting from the merger, including the applicability of any state, local, or foreign tax laws.

- The tax holding period of the HIF Institutional shares received by HIF2's shareholders will include, for each shareholder, the tax holding period of the shares of HIF2 surrendered in exchange, provided that the HIF Institutional shares were held as capital assets on the date of the exchange.

REASONS FOR THE PROPOSED MERGER

The board of trustees of HIF2 believes that the proposed merger will be advantageous to the shareholders of HIF2 for several reasons. The board of trustees considered the following matters, among others, in approving the merger in a meeting held on June 13-14, 2002.

Overlapping Investment Strategy and Market Niche. HIF2 and HIF both have essentially identical investment objectives, investing primarily in the equity securities of foreign companies, including those located in emerging market countries. Due to the reopening of HIF on May 15, 2000, both funds are now available to new investors. It is believed that offering each fund may hinder the other fund's potential for asset growth because each dual offering may be confusing to investors. Therefore, the trustees concluded that it is not advantageous to operate and market HIF2 separately from HIF.

Investment Performance. HIF shares received in the merger will provide HIF2's shareholders with substantially the same investment advantages as they currently have at a comparable level of risk. The HIF2 board of trustees also considered the performance history of each fund, which is shown in the table below. The trustees noted that HIF has outperformed HIF2 since the fund's inception, so that the merger would result in one fund with a significant asset base and strong prior performance.

  -----------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
  -----------------------------------------------------------------------------------------------
                                                          HIF                       HIF2
                                                  INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
                                                 (INCEPTION 12/29/1987)    (INCEPTION 06/01/1996)
  -----------------------------------------------------------------------------------------------
  1 year ended 06/30/2002                                 1.65%                    -7.31%
  5 years ended 06/30/2002                                3.24%                     0.26%
  10 years ended 06/30/2002                              10.74%                      N/A
  Inception through 06/30/2002                           13.35%                     4.72%
  Year to date (06/30/2002)                               6.07%                    -2.17%
  -----------------------------------------------------------------------------------------------

Possibility of Reduced Expenses. A combined fund offers economies of scale and may lead to the spreading of fixed costs over a larger asset base which is advantageous, particularly for HIF2 and its shareholders. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. As shown in the fee table in the Summary, the overall expense ratio of HIF Institutional shares is lower than those of HIF2.

Additional Benefits of HIF. The board of trustees of HIF considered that the merger presents an excellent opportunity for HIF to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of portfolio securities. This is particularly true when both Funds hold overlapping portfolio securities. This opportunity provides an economic benefit to HIF and its shareholders.

Benefits to Advisers and Other Service Providers. The board of trustees of both funds considered that the funds' adviser and distributor may also benefit from the merger. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer prospectuses, reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit.

ADDITIONAL TERMS OF AGREEMENT AND PLAN OF MERGER

Conditions to Closing the Merger. The obligation of HIF2 to consummate the merger is subject to the satisfaction of certain conditions, including the performance by HIF of all its obligations under the Agreement and the receipt of an officers' certificate and an opinion of counsel from HIF (see Agreement, paragraph 7).

The obligation of HIF to consummate the merger is subject to the satisfaction of certain conditions, including HIF2's performance of all of its obligations under the Agreement and the receipt of certain financial and tax information, an officers' certificate and an opinion of counsel from HIF2 (see Agreement, paragraph 6).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of HIF2, in accordance with the provisions of HIF2's declaration of trust and by-laws. The funds' obligations are also subject to several other conditions, including the receipt of all consents, orders and permits necessary to consummate the merger and the receipt of a favorable opinion of counsel to each fund as to the federal income tax consequences of the merger. (see Agreement, paragraph 8).

Termination of Agreement. HIF2 or HIF may mutually agree to terminate the Agreement (even if the shareholders of HIF2 have already approved it) at any time before the merger date. Either fund may also terminate the Agreement if the other fund has breached any representation, warranty or agreement contained in the Agreement or if any condition to closing the merger cannot or will not be met.

Expenses of the Merger. Each fund shall bear its own expenses in connection with the merger. These liquidation and termination fees are expected to be approximately $91,000.

                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 2002, and the pro forma combined capitalization of both funds as if the merger had occurred on that date. The table reflects pro forma exchange ratios of approximately 0.352 HIF Institutional shares being issued for each share of HIF2. If the merger is consummated, the actual exchange ratios on the merger date may vary from the exchange ratios indicated due to changes in any of the following:

- The market value of the portfolio securities of both HIF and HIF2 between April 30, 2002 and the merger date.

- Changes in the amount of undistributed net investment income and net realized capital gains of HIF and HIF2 during that period resulting from income and distributions.

- Changes in the accrued liabilities of HIF and HIF2 during the same period.

                                                                                    HIF
     CAPITALIZATION AS OF APRIL 30, 2002           HIF2         HIF        PRO FORMA COMBINED(1)
     -----------------------------------          -------    ----------    ---------------------
Net Assets (000s)                                 $74,204    $3,869,129          $3,944,418
Net Asset Value Per Share                          $11.09        $31.49              $31.49
Shares Outstanding (000s)                           6,692       122,869             125,259

-------------------------

(1) If the merger had taken place on April 30, 2002, HIF2 would have received 2,356 Institutional shares (000s) of HIF, which would have been available for distribution to the shareholders of HIF2.

It is impossible to predict how many Institutional shares of HIF will actually be received and distributed by HIF2 on the merger date. The table should not be relied upon to determine the amount of HIF Institutional shares that will actually be received and distributed.

                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of HIF2, including the trustees who are not "interested persons" of either fund or any of their advisers ("independent trustees"), approved the merger at a meeting held on June 13-14, 2002. In particular, the board determined that the merger was in the best interests of HIF2 and that the interests of HIF2's shareholders would not be diluted as a result of the merger. Similarly, the board of trustees of HIF, including the independent trustees, approved the merger at a meeting held on June 13-14, 2002. The board also determined that the merger was in the best interests of HIF and that the interests of HIF's shareholders would not be diluted as a result of the merger.

THE BOARD OF TRUSTEES OF HIF2 RECOMMENDS THAT THE SHAREHOLDERS OF HIF2 VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER.

                        VOTING RIGHTS AND REQUIRED VOTE

Each share of HIF2 outstanding on the record date is entitled to one vote. As provided under the Investment Company Act, approval of the merger will require the vote of a majority of the voting securities of HIF2 present in person or by proxy at the shareholder meeting at which a quorum is present with respect to HIF2.

If the required approval of shareholders is not obtained, HIF2 will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

--------------------------------------------------------------------------------

               INFORMATION REGARDING CHANGE IN PORTFOLIO MANAGER

--------------------------------------------------------------------------------

INFORMATION CONCERNING NORTHERN CROSS INVESTMENTS LIMITED ("NORTHERN CROSS")

Northern Cross, a registered investment adviser under the Advisers Act since 1993, currently serves as the subadviser to HIF2 pursuant to the new subadvisory agreement dated August 1, 2002. Northern Cross, incorporated on September 29, 1992 as a Bermuda corporation, is located at Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX. Northern Cross focuses on identifying value oriented, non-US equity securities of companies that have long-term positive prospects and managed approximately $5.2 billion in assets as of June 30, 2002.

Hakan Castegren is the sole shareholder and President, Nicolas G. Trollope is the Vice President, Clarance G. Hall is the Secretary and Graham Collis is the Director.

MANAGEMENT OF SIMILAR FUNDS

The following table lists each fund currently managed or subadvised by Northern Cross with an investment objective that is similar to the Harbor International Fund II, as well as the size of each fund and the fee rate payable to Northern Cross.

  ---------------------------------------------------------------------------------------------------
                                     FUND ASSETS                            FEE RATE
  FUND                          (AS OF JUNE 30, 2002)        (AS A PERCENTAGE OF DAILY NET ASSETS)
  ---------------------------------------------------------------------------------------------------
  Harbor International Fund         $3.96 billion           0.55%  on the first $1 billion
                                                            0.50%  on the next $1 billion
                                                            0.45%  on the next $1 billion
                                                            0.40%  thereafter
  ---------------------------------------------------------------------------------------------------

TERMS OF THE PRIOR AND NEW SUBADVISORY AGREEMENTS

The new subadvisory agreement is substantially similar to the prior subadvisory agreement with Summit except for the dates of execution, effectiveness and termination and rates of subadvisory fees payable. The form of new subadvisory agreement is attached hereto as Exhibit C and the following discussion of the terms of the new subadvisory agreement is qualified in its entirety by reference to Exhibit C.

Subadvisory Services. The subadvisory services to be provided by Northern Cross under the new subadvisory agreement are identical to those provided by Summit under the prior subadvisory agreement. Pursuant to the terms of the new subadvisory agreement, Northern Cross will be authorized to buy and sell securities for that portion of the Fund's portfolio which Harbor Capital allocates to Northern Cross and to designate brokers to carry out such transactions. Northern Cross may not make any purchase in which the cost would exceed the Fund's available liquid assets and may not make any purchase which would violate any fundamental policy or restriction in the Fund's prospectus or statement of additional information as then in effect. Northern Cross will also keep certain of the records required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940 (the "Advisers Act") to be maintained on behalf of the Fund, and assist Harbor Capital in maintaining the Fund's compliance with the requirements of the Investment Company Act. Northern Cross will also provide in-person reports on the Fund's performance to the Trustees on a regular basis.

Subadvisory Fees. For its services, Northern Cross would be entitled to a subadvisory fee from Harbor Capital. The Fund has no responsibility to pay any fee to Northern Cross. Harbor Capital would pay Northern Cross a fee at an annual rate based upon the assets in the Fund allocated to Northern Cross, expressed as a percentage of the Fund's average daily net assets. The fee is computed and accrued monthly and paid quarterly in arrears. For purposes of determining the amount of assets allocated to a Northern Cross and whether a fee rate breakpoint has been reached, both the prior and the new subadvisory agreements take into account the assets of the Harbor Group Trust for Defined Benefit Plans which have been allocated to the subadviser.

Under the prior subadvisory agreements, Harbor Capital, out of its own assets, paid a subadvisory fee to Summit at the following rates:

                      NET ASSET VALUE                           ANNUAL RATE
                      ---------------                           -----------
First $1.5 billion                                                0.50%
Next $1 billion                                                   0.45%
Amounts over $2.5 billion                                         0.40%

Under the new subadvisory agreement, Harbor Capital, out of its own assets, would pay a subadvisory fee to Northern Cross at the following rates:

                      NET ASSET VALUE                           ANNUAL RATE
                      ---------------                           -----------
First $1 billion                                                   0.55%
Next $1 billion                                                    0.50%
Next $1 billion                                                    0.45%
Amounts over $3 billion                                            0.40%

The following table shows the amount of subadvisory fees paid to Summit for the period November 1, 2000 through October 31, 2001, the advisory fees that would have been paid to Northern Cross had the new subadvisory agreement been in effect during that year, and the percentage difference between those amounts:

  -------------------------------------------------------------------------------
                                    AMOUNT OF SUBADVISORY
                                    FEES THAT WOULD HAVE       DIFFERENCE AS A
                                     BEEN PAID UNDER THE      PERCENTAGE OF THE
        AGGREGATE AMOUNT OF            NEW SUBADVISORY      AGGREGATE AMOUNT PAID
  SUBADVISORY FEES PAID TO SUMMIT         AGREEMENT               TO SUMMIT
  -------------------------------   ---------------------   ---------------------
  -------------------------------------------------------------------------------
             $516,915                     $477,746                  7.76%
  -------------------------------------------------------------------------------

Implementation of the new subadvisory agreement has not resulted in any change in rate of advisory fees payable by the Fund's shareholders to Harbor Capital under the investment advisory agreement.

OTHER PROVISIONS UNDER THE PRIOR AND NEW SUBADVISORY AGREEMENTS

Standard of Care. Under the new subadvisory agreement, Northern Cross shall not be liable for any error of judgment, mistake of law or for any loss sustained in connection with the provision of subadvisory services pursuant to the agreement; but nothing contained in the subadvisory agreement shall protect Northern Cross against any liability to Harbor Capital, the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on the part of Northern Cross in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the subadvisory agreement. The prior subadvisory agreements included the same provisions.

Subadviser's Authority. The new subadvisory agreement provides that Northern Cross shall have full discretion to act for the Fund in connection with the purchase and sale of portfolio securities for that portion of the Fund's portfolio allocated to it, subject only to the declaration of trust, by-laws, currently effective registration statements under the Investment Company Act and the Securities Act of 1933, investment objectives, policies and restrictions of the Fund in effect from time to time, and specific policies and instructions established from time to time by the Trustees. The prior subadvisory agreements included the same provisions.

Payment of Expenses. Northern Cross bears its own costs of providing subadvisory services under the new subadvisory agreement. The prior subadvisory agreements included the same provision.

MISCELLANEOUS

The new subadvisory agreement will remain in effect, unless earlier terminated, until August 1, 2004, and from year to year thereafter, provided that the agreement is specifically approved at least annually in the manner prescribed in the Investment Company Act and the rules and regulations thereunder, subject however, to such exemptions as may be granted by the Commission by any rule, regulation or order. The new subadvisory agreement may, on 30 days' written notice, be terminated at any time without penalties charged to the Fund, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund, by the Adviser, or by Northern Cross. The new subadvisory agreement will terminate immediately upon the assignment of the investment advisory agreement between the Adviser and the Fund.

INFORMATION CONCERNING HARBOR CAPITAL ADVISORS, INC.

Harbor Capital serves as the investment adviser to all fourteen series of the Trust, including HIF2. Harbor Capital is a Delaware corporation and is registered as an investment adviser with the Securities and Exchange Commission. Harbor Capital also serves as the investment adviser to separate accounts for the Harbor Capital Group Trust for Defined Benefit Plans. Harbor Capital is located at One SeaGate, Toledo, Ohio 43666. Harbor Capital manages approximately $14.3 billion in assets as of June 30, 2002, with the vast majority of those assets in the Trust.

Harbor Capital is wholly owned by Robeco Harbor Holding, Inc., a holding company whose offices are located at One SeaGate, Toledo, OH 43666. Robeco Harbor Holding, Inc. is a wholly owned subsidiary of the Robeco Groep, N.V., which is a Dutch limited liability company located at Coolsingel 120, 3011 AG Rotterdam, The Netherlands.

The principal executive officers and directors of Harbor Capital and their principal occupations are listed in the table below. The business address of each person is One SeaGate, Toledo, Ohio 43666.

  --------------------------------------------------------------------------------------------
        NAME AND POSITION WITH THE TRUST                      PRINCIPAL OCCUPATION
  --------------------------------------------------------------------------------------------
  David G. Van Hooser                             Director and Chairman of the Board, Harbor
    Chairman of the Board and Trustee             Capital; Director, HCA Securities; and
                                                  Director, Harbor Transfer.
  James M. Williams                               Director and President, Harbor Capital;
    President                                     Director and President, HCA Securities;
                                                  Director, Harbor Transfer.
  Constance L. Souders                            Senior Vice President, Secretary, Director
    Vice President and Treasurer                  of Administration and Director, Harbor
                                                  Capital; President and Director, Harbor
                                                  Transfer; and Vice President, Secretary and
                                                  Director, HCA Securities.
  Karen B. Wasil                                  Assistant Secretary and Regulatory and Legal
    Secretary                                     Compliance Manager, Harbor Capital; and
                                                  Secretary, Harbor Transfer;
  --------------------------------------------------------------------------------------------

TERMS OF THE ADVISORY AGREEMENT

Harbor Capital is responsible for the overall management of HIF2 pursuant to a separate advisory agreement between HIF2 and Harbor Capital. Under the terms of the advisory agreement, Harbor Capital furnishes HIF2 with investment research, advice and supervision and an investment program for HIF2 consistent with the investment objectives and policies of HIF2. The advisory agreement expressly provides that Harbor Capital may engage a subadviser to make the daily investment decisions for HIF2. Harbor Capital will retain the responsibility under the agreement to both oversee the subadviser which it selects and to recommend to the Trust's Board of Trustees the hiring, termination and replacement of the subadviser. Harbor Capital also overseas the management of HIF2 by its subadviser and administers HIF2's business affairs and, in connection therewith, furnishes HIF2 with office facilities and is responsible for clerical, record keeping and bookkeeping service and for the financial and accounting records required to be maintained by HIF2, other than those maintained by HIF2's custodian and shareholder servicing agent. For its services under the advisory agreement, Harbor Capital receives a fee, paid monthly, equal to the sum of 0.75% per annum of the average daily net assets of HIF2. For the fiscal year ended October 31, 2001, HIF2 paid approximately $682,000 to Harbor Capital as compensation for advisory services.

--------------------------------------------------------------------------------

                                   PROPOSAL 2
               TO APPROVE AN AGREEMENT AND PLAN OF MERGER BETWEEN
              HARBOR SMALL CAP GROWTH FUND AND HARBOR GROWTH FUND

--------------------------------------------------------------------------------

COMPARISON OF HGF TO HSCGF

  ----------------------------------------------------------------------------------------------------
                                                HGF                                HSCGF
  ----------------------------------------------------------------------------------------------------
  GENERAL                         A diversified series of Harbor Fund. Harbor Fund is an open-end management investment company organized as a Delaware business trust.
  ----------------------------------------------------------------------------------------------------
  INVESTMENT STRUCTURE            HGF invests directly in             HSCGF invests directly in
                                  securities, as described below.     securities, as described below.
  ----------------------------------------------------------------------------------------------------
  NET ASSETS AS OF AUGUST 23,
  2002
  ----------------------------------------------------------------------------------------------------
  INVESTMENT ADVISER AND          Harbor Capital Advisors, Inc. ("Harbor Capital") is HSCGF's and
  SUBADVISER                      HGF's investment adviser.



                                  --------------------------------------------------------------------
                                  Emerging Growth Advisors, Inc.      Westfield Capital Management
                                  ("Emerging Growth") is the          Company LLC ("Westfield") is the
                                  subadviser to HGF.                  subadviser to HSCGF.
  ----------------------------------------------------------------------------------------------------
  CONTROL OF INVESTMENT           Harbor Capital is a wholly owned subsidiary of Robeco Groep N.V.
  ADVISER AND SUBADVISERS         Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations.



                                  --------------------------------------------------------------------
                                  Emerging Growth, a Delaware "S"     In October 1997, Westfield
                                  corporation is located at 401 E.    merged with Boston Private
                                  Pratt Street, Suite 211,            Investment Management, Inc, a
                                  Baltimore, MD 21202. Peter          wholly-owned subsidiary of
                                  Welles is the sole shareholder.     Boston Private Financial
                                                                      Holdings, Inc. (publicly traded
                                                                      over-the-counter under BPFH and
                                                                      parent company to Boston Private
                                                                      Bank & Trust Company). Westfield
                                                                      operates as an autonomous
                                                                      investment management unit.
  ----------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------
                                                HGF                                HSCGF
  ----------------------------------------------------------------------------------------------------
  PORTFOLIO MANAGERS              Peter Welles of Emerging Growth     William Muggia of Westfield has
                                  has managed HGF since May 1997.     managed HSCGF since its
                                  Mr. Welles has been the             inception in 2000. Mr. Muggia is
                                  president of Emerging Growth        the president, chief investment
                                  since 1993 and before that was a    officer, and a member of the
                                  general partner of Emerging         board of directors of Westfield.
                                  Growth Partners, L.P.               Prior to joining Westfield in
                                                                      1994, he worked in the
                                                                      Technology Investment Banking
                                                                      Group at Alex, Brown & Sons.
  ----------------------------------------------------------------------------------------------------
                                   INVESTMENT OBJECTIVES AND POLICIES
  ----------------------------------------------------------------------------------------------------
  INVESTMENT OBJECTIVES           Long-term growth of capital.
  ----------------------------------------------------------------------------------------------------
  PRINCIPAL STYLE                 Small to mid cap growth stocks      Small cap growth stocks
  CHARACTERISTICS                 with high volatility.               demonstrating consistent or
                                                                      accelerating earnings growth.
  ----------------------------------------------------------------------------------------------------
  PRINCIPAL INVESTMENTS           HGF invests in equity               HSCGF invests in equity
                                  securities, principally common      securities, principally common
                                  stocks, preferred stocks, rights    stocks, preferred stocks, rights
                                  and depositary receipts, of         and depositary receipts, of
                                  companies with estimated            companies with market
                                  revenues of $500 million or less    capitalizations in the
                                  at the time of initial              approximate range of $100
                                  investment.                         million to $1.5 billion at the
                                                                      time of initial investment.
                                  Under normal circumstances, the
                                  fund intends to invest              Under normal circumstances, the
                                  substantially all, but must         fund intends to invest
                                  invest at least 65% of its net      substantially all, but must
                                  assets in a diversified             invest at least 80% of its net
                                  portfolio of equity securities.     assets, plus borrowings for
                                                                      investment purposes, in a
                                  The fund expects to invest in       diversified portfolio of small
                                  approximately 40-60 companies.      cap equity securities.
                                  The fund invests primarily in
                                  both small and mid cap companies    The fund expects to invest in
                                  with market capitalization that     about 50 companies.
                                  range from $100 million to $10
                                  billion.



  ----------------------------------------------------------------------------------------------------
  Equity securities               Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
  ----------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------
                                                HGF                                HSCGF
  ----------------------------------------------------------------------------------------------------
  PRINCIPAL STRATEGIES            In general, HGF stays fully         In general, HSCGF stays fully
                                  invested in stocks and does not     invested in stocks and does not
                                  try to time the market. The         try to time the market. The
                                  subadviser uses a bottom up         subadviser uses a bottom up
                                  approach, researching and           approach by, first, identifying
                                  evaluating individual companies,    companies that meet strict
                                  for potential investment in the     fundamental criteria and then
                                  fund's portfolio. Individual        performing a qualitative review
                                  stock selection will determine      on each identified company to
                                  industries in which the fund        select those companies for
                                  invests. The subadviser's           investment in the fund's
                                  research includes initial           portfolio. This means that
                                  personal interviews and             individual stock selections
                                  continuing contacts with top        primarily determine the fund's
                                  management of a company.            sector weightings. The
                                  In selecting stocks for the         subadviser's research also
                                  fund's portfolio, the subadviser    includes initial personal
                                  looks for companies with the        interviews and continuing
                                  following characteristics:          contacts with company
                                  - Capable and accessible            management.
                                    management committed to above
                                    average earnings growth           In selecting stocks for the
                                  - Dominant, unrecognized or         fund's portfolio, the subadviser
                                    innovative products or            looks for companies with the
                                    services with long-term growth    following characteristics:
                                    potential                         - Accelerating earnings momentum
                                  - Favorable potential financial     - Strong earnings growth
                                    strength and growth rates         - Strong balance sheet
                                                                      - Attractive valuation as
                                                                          measured by price/earnings
                                                                        to growth ratio
                                                                      In addition, the subadviser
                                                                      prefers companies with the
                                                                      following qualitative
                                                                      characteristics:
                                                                      - Superior company management
                                                                      - Significant insider ownership
                                                                      - Unique market position and
                                                                          broad market opportunities
                                                                      - Solid financial controls and
                                                                        accounting
  ----------------------------------------------------------------------------------------------------
  OTHER INVESTMENTS
  Illiquid Securities             Each fund may invest up to 15% of its net assets in illiquid securities.

  ----------------------------------------------------------------------------------------------------
  Foreign Securities              Each fund may invest in foreign securities in the form of ADRs,
                                  EDRs, GDRs, IDRs, and other securities representing ownership of securities of foreign issuers.

  ----------------------------------------------------------------------------------------------------
  Short Selling                   Each fund may engage in short sales of up to 25% of its total assets.

  ----------------------------------------------------------------------------------------------------
  Investment Companies            Each fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940.

  ----------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------
                                                HGF                                HSCGF
  ----------------------------------------------------------------------------------------------------
  Derivatives                     - Each fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contracts.
                                  - Each fund may buy and sell options contracts, financial futures contracts and options on futures contracts.
                                  - Each fund may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any
                                    exchange.
                                  - Each fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against
                                    increases in the cost of securities to be acquired.
                                  - To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures
                                    contracts. Each fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options.

  ----------------------------------------------------------------------------------------------------
  Forward Commitments and         Each fund may purchase securities on a when-issued basis or purchase
  When-Issued Securities          or sell securities on a forward commitment basis including TBA (to be announced) purchase and sale commitments.

  ----------------------------------------------------------------------------------------------------
  Repurchase Agreements           Each fund may enter into repurchase agreements.

  ----------------------------------------------------------------------------------------------------
  Foreign Currency                Each fund may purchase securities denominated in foreign currencies.
  Transactions

  ----------------------------------------------------------------------------------------------------
                                       PRINCIPAL INVESTMENT RISKS

  ----------------------------------------------------------------------------------------------------
  GENERAL                         You could lose money on your investment in either fund. There is no guarantee that either fund will achieve its investment objective.

  ----------------------------------------------------------------------------------------------------
  STOCK MARKET RISK               Stocks do fluctuate in price and the value of your investment in the funds may go down. This means that you could lose money on your investment in the funds or the funds may not perform as well as other possible investments if any of the following occurs:
                                  - A drop in the stock markets.
                                  - The market favors value stocks over growth stocks.
                                  - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
                                  - The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks proves to be incorrect.
                                  - The market favors larger cap stocks over smaller cap stocks.

  ----------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------
                                                HGF                                HSCGF
  ----------------------------------------------------------------------------------------------------
  SMALL COMPANIES                 The funds' performance may be more volatile because it invests primarily in smaller cap stocks. Small companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Smaller cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

  ----------------------------------------------------------------------------------------------------
  LIMITED # OF HOLDINGS           Because the fund typically          Because the fund typically
                                  invests in approximately 40-60      invests in about 50 companies,
                                  companies, an adverse event         an adverse event affecting a
                                  affecting a particular company      particular company may hurt the
                                  may hurt the fund's performance     fund's performance more than if
                                  more than if it had invested in     it had invested in a larger
                                  a larger number of companies.       number of companies.

  ----------------------------------------------------------------------------------------------------
  DERIVATIVES RISKS               Derivatives used for hedging may not fully offset the underlying positions. Derivative transactions may not have the intended effects and may result in losses or missed opportunities. Derivatives that involve leverage may magnify losses from adverse market
                                  developments. In addition, there is the risk that a counterparty will fail to honor a contract's terms, which would deprive a fund of the hedging and other benefits of the contract. Some derivatives, especially those not traded on an exchange, may become illiquid and difficult to value accurately.

  ----------------------------------------------------------------------------------------------------
                                BUYING, EXCHANGING AND REDEEMING SHARES

  ----------------------------------------------------------------------------------------------------
  NET ASSET VALUE                 Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (NYSE)
                                  (normally 4:00 p.m. Eastern time) on each business day. Each fund's portfolio securities are valued either based on market quotations or if market quotations are unavailable, at fair value, which involves estimating a security's value based on information other than market quotations.

  ----------------------------------------------------------------------------------------------------
  CLASSES OF SHARES               HGF currently offers only one       HSCGF currently offers only one
                                  class of shares. Effective          class of shares. Effective
                                  October 1, 2002, HGF will be        October 1, 2002, these shares
                                  offering three classes of           will be referred to as
                                  shares: Institutional shares,       Institutional shares.
                                  Retirement shares, and Investor
                                  shares. Only Institutional
                                  shares are being offered to
                                  HSCGF shareholders in this proxy
                                  statement and prospectus.
  ----------------------------------------------------------------------------------------------------
  RULE 12B-1 AND SERVICE FEES     HGF and HSCGF current and Institutional shares are not subject to any Rule 12b-1 or service fee.

  ----------------------------------------------------------------------------------------------------
  BUYING AND SELLING SHARES       Investors may purchase and redeem shares through brokers or directly from Harbor Fund.

  ----------------------------------------------------------------------------------------------------
  Minimum Investment Amounts      $500 minimum subsequent investments
                                  $1,000 minimum initial investment

  ----------------------------------------------------------------------------------------------------
  Exchanging Shares               You may exchange your shares for shares of the same class of another
                                  Harbor Fund.

  ----------------------------------------------------------------------------------------------------

HGF will waive the minimum investment amount for any HSCGF account that, after the merger, contains less than the minimum investment amount required for HGF. FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of HGF or Institutional shares of HSCGF. The table also shows pro forma expenses of Institutional shares of HGF following the proposed merger.

  --------------------------------------------------------------------------------------------------
                                                                           HGF             HSCGF
                                                           HGF        INSTITUTIONAL    INSTITUTIONAL
  FOR THE PERIOD ENDED APRIL 30, 2002                  (PRO FORMA)       SHARES           SHARES
  --------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES                                         None            None             None
  (fees paid directly from your investment)

  ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from fund assets)

  Management fees                                         0.75%           0.75%            0.75%

  Distribution and service (12b-1) fees                    None            None             None

  Other expenses                                          0.17%           0.22%            0.32%
                                                          -----           -----            -----

  TOTAL ANNUAL FUND OPERATING EXPENSES                    0.93%           0.99%            1.07%
                                                          =====           =====            =====

  --------------------------------------------------------------------------------------------------

                                   THE MERGER
TERMS OF THE MERGER
The funds' trustees have approved an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit B. The Agreement provides for a merger on the following terms:

- The merger is scheduled to occur at 5:00 p.m., Eastern Time, on October 31, 2002, but may occur on any later date before December 31, 2002.

- In the merger, HSCGF will transfer all of its assets to HGF, and in exchange HGF will assume HSCGF's liabilities and issue shares as described below.

- HGF will issue Institutional shares to HSCGF in an amount equal to the value of the assets received by HSCGF, less the liabilities assumed by HGF, in the transaction. These shares will immediately be distributed by HSCGF to HSCGF's shareholders in proportion to their holdings in HSCGF on the merger date. As a result, shareholders of HSCGF will become Institutional shareholders of HGF.

- The net asset value of both funds will be computed as of 4:00 p.m., Eastern Time, on the merger date.

- Immediately following the merger, Westfield Capital Management LLC ("Westfield"), the current subadviser to HSCGF, will become the subadviser to HGF replacing the existing subadviser and HGF will change its name to "Harbor Small Cap Growth Fund". It is expected that Westfield will manage HGF's assets following the merger in substantially the same manner as it manages the assets of HSCGF currently.

- The current HSCGF will then cease to exist.

The following diagram shows how the merger will be carried out.

                                   [DIAGRAM]

                                                                                         WESTFIELD
                                                                                         APPOINTED
                                                                                       SUBADVISOR TO
                                                        HGF RECEIVES                    HGF CHANGES
                           HSCGF                        THESE SHARES        HGF           AND HGF
         HGF              RECEIVES                          AND         SHAREHOLDERS      CHANGES
    TRANSFERS ITS       ASSETS FROM        HSCGF        DISTRIBUTES       RECEIVE       ITS NAME TO
     ASSETS AND         AND ASSUMES    INSTITUTIONAL        THE            HSCFG        HARBOR SMALL
   LIABILITIES TO      LIABILITIES OF    SHARES ARE    SHARES TO ITS   INSTITUTIONAL     CAP GROWTH
        HSCGF               HGF            ISSUED       SHAREHOLDERS       SHARES           FUND

TAX STATUS OF THE MERGER

The merger will be tax-free for federal income tax purposes and will not take place unless HSCGF and HGF receive from the law firm of Hale and Dorr LLP, a satisfactory opinion that the transaction constitutes a reorganization within the meaning of Section 368(a) of the Code as such:

- No gain or loss will be recognized by HSCGF upon (1) the transfer of all of its assets to HGF as described above or (2) the distribution by HSCGF of HGF Institutional shares to HSCGF's shareholders;

- No gain or loss will be recognized by HGF upon the receipt of HSCGF's assets solely in exchange for the issuance of HGF Institutional shares to HSCGF and the assumption of all of HSCGF's liabilities by HGF;

- The basis of the assets of HSCGF acquired by HGF will be, in each instance, the same as the basis of those assets in the hands of HSCGF immediately before the transfer;

- The tax holding period of the assets of HSCGF in the hands of HGF will include HSCGF's tax holding period for those assets;

- The shareholders of HSCGF will not recognize gain or loss upon the exchange of all their shares of HSCGF solely for HGF Institutional shares as part of the transaction;

- The basis of HGF Institutional shares received by HSCGF's shareholders in the transaction will be the same as the basis of the shares of HSCGF surrendered in exchange; and

- The tax holding period of the HGF Institutional shares received by HSCGF's shareholders will include, for each shareholder, the tax holding period of the shares of HSCGF surrendered in exchange, provided that the HGF Institutional shares were held as capital assets on the date of the exchange.

Shareholders should consult their tax adviser for the particular tax consequences to them resulting from the merger, including the applicability of any state, local, or foreign tax laws.

EFFECT OF THE MERGER ON HGF

It is important that shareholders of HSCGF understand how the merger would affect the character of HGF because shareholders of HSCGF will become shareholders of HGF following the merger. Immediately following the merger, the subadviser of HGF will be replaced with Westfield so that HGF will then have the same adviser, Harbor Capital, and subadviser, Westfield, as HSCGF currently has. In addition, it is expected that Westfield will manage the assets of HGF after the merger in substantially the same manner using the same investment strategies and according to the same investment policies as Westfield currently does in managing the assets of HSCGF. Further, the name of HGF will be changed to Harbor Small Cap Growth Fund. Thus, while HGF will be the legal survivor of the merger, it will be almost identical to HSCGF after the merger, although the fund will have more assets.

Accordingly, shareholders of HSCGF should understand that in approving the merger they will not become shareholders of HGF in its current form. Instead, the shareholders of HSCGF will become shareholders of a fund that is anticipated to look and act exactly like their current fund, only it will be a different legal entity.

The reason that the merger is structured in this manner is to ensure that the merger will be tax-free for federal income tax purposes. In order for the merger to be tax-free for federal income tax purposes, the surviving fund must satisfy a number of requirements, including the continuity of business enterprise requirement. When the merger is structured with HGF as the legal survivor, Westfield would have the flexibility to manage the surviving fund's assets after the merger without any constraints on the management of assets imposed by the continuity of business enterprise requirement with respect to the retention of the former assets of HGF. If the merger were structured with HSCGF as the legal survivor instead of HGF, Westfield could be constrained in its management of the assets of the surviving fund, in particular with respect to its ability to dispose of former assets of HGF. The board of trustees of Harbor Fund determined that it would be in the best interests of the surviving fund's shareholders that Westfield be given as much flexibility in managing the assets of the fund (within the context of the surviving fund's investment objective, policies and restrictions) as possible.

REASONS FOR THE PROPOSED MERGER

The board of trustees of Harbor Fund believes that the proposed merger will be advantageous to the shareholders of HSCGF and HGF for several reasons. The board of trustees considered the following matters, among others, in approving the merger in a meeting held on July 29, 2002.

Possibility of Reduced Expenses. A combined fund offers economies of scale and may lead to better control over expenses than is currently possible. Both funds, as of the date of the merger, are expected to be approximately equal in net assets. Each fund also incurs substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Currently, the overall expense ratio of HGF Institutional shares is lower than that of HSCGF. It is anticipated, however, that if the merger takes place, the total expense ratio of HGF will drop to approximately 0.93%, which would make the total expense ratio of HGF Institutional shares after the merger, approximately 0.14% lower than that of HSCGF.

Diversification. The trustees concluded that combining assets under management into one larger fund would provide greater aggregate portfolio diversification opportunities among industry sectors, which may lower the risk of loss to each of HSCGF's and HGF's investors.

Substantially the Same Investment Advantages. HGF Institutional shares received in the merger by HSCGF shareholders will have substantially the same investment characteristics and advantages as HSCGF shareholders currently have. Immediately after the merger, Westfield will be appointed subadviser to HGF replacing its current subadviser. The investment policies and strategies of HGF will be amended to mirror HSCGF's current investment policies and strategies and HGF's name will be changed to "Harbor Small Cap Growth Fund". It is expected that Westfield will manage the assets of HGF after the merger in substantially the same manner as it currently manages the assets of HSCGF.

Investment Performance. The board of trustees considered the performance history of each fund, which is shown in the table below. The trustees noted that HSCGF has a shorter operating history than does HGF, but that it has outperformed HGF since its inception. The trustees also reviewed and considered the consistently strong long-term performance of HSCGF's subadviser, Westfield, prior to the inception of HSCGF. The trustees also were impressed that HSCGF has generated strong relative performance during a period which has proven to be unusually difficult for growth-oriented funds. For these reasons, the trustees determined that Westfield should replace the existing subadviser to HGF immediately after the merger and that the investment strategies and policies of HGF be reformulated to reflect the strategies and policies of HSCGF. Because the investment characteristics of HGF after the merger will most closely resemble HSCGF's investment characteristics, HSCGF is expected to be the accounting survivor of the combination.

Additional Benefits to Surviving Fund. In addition to the reduction in expenses, the board of trustees considered that the merger presents an excellent opportunity for HGF to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of portfolio securities. The board of trustees also considered the fact that HGF shareholders would have the opportunity to remain shareholders of a fund which the board believes may become a more attractive investment opportunity following the merger as a result of the reformulation of the fund and the appointment of Westfield as subadviser.

Benefits to Advisers and Other Service Providers. The board of trustees considered that the funds' adviser and distributor may also benefit from the merger. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer prospectuses, reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit.

  -----------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
  -----------------------------------------------------------------------------------------------
                                                          HGF                      HSCGF
                                                  INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
                                                 (INCEPTION 11/19/1986)    (INCEPTION 11/01/2000)
  -----------------------------------------------------------------------------------------------
  1 year ended 06/30/2002                                -43.90%                    -7.92%
  5 years ended 06/30/2002                                -0.71%                      N/A
  10 years ended 06/30/2002                                5.84%                      N/A
  Inception through 06/30/2002                             7.69%                     0.66%
  Year to date (06/30/2002)                              -35.21%                    -5.60%
  -----------------------------------------------------------------------------------------------

ADDITIONAL TERMS OF AGREEMENT AND PLAN OF MERGER

Conditions to Closing the Merger. The obligation of HSCGF to consummate the merger is subject to the satisfaction of certain conditions, including the performance by HGF of all its obligations under the Agreement and the receipt of an officers' certificate and an opinion of counsel from HGF (see Agreement, paragraph 7).

The obligation of HGF to consummate the merger is subject to the satisfaction of certain conditions, including HSCGF's performance of all of its obligations under the Agreement and the receipt of certain financial and tax information, an officers' certificate and an opinion of counsel from HSCGF (see Agreement, paragraph 6).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of HSCGF, in accordance with the provisions of HSCGF's declaration of trust and by-laws. The funds' obligations are also subject to several other conditions, including the receipt of all consents, orders and permits necessary to consummate the merger and the receipt of a favorable opinion of counsel to each fund as to the federal income tax consequences of the merger. (see Agreement, paragraph 8).

Termination of Agreement. HSCGF or HGF may mutually agree to terminate the Agreement (even if the shareholders of HSCGF have already approved it) at any time before the merger date. Either fund may also terminate the Agreement if the other fund has breached any representation, warranty or agreement contained in the Agreement or if any condition to closing the merger cannot or will not be met.

Expenses of the Merger. Each fund shall bear its own expenses in connection with the merger. These liquidation and termination fees are expected to be approximately $47,000.

                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 2002, and the pro forma combined capitalization of both funds as if the merger had occurred on that date. The table reflects pro forma exchange ratios of approximately 1.034 HGF Institutional shares being issued for each share of HSCGF. If the merger is consummated, the actual exchange ratios on the merger date may vary from the exchange ratios indicated due to changes in any of the following:

- The market value of the portfolio securities of both HSCGF and HGF between April 30, 2002 and the merger date.

- Changes in the amount of undistributed net investment income and net realized capital gains of HSCGF and HGF during that period resulting from income and distributions.

- Changes in the accrued liabilities of HSCGF and HGF during the same period.

                                                                                   HGF
      CAPITALIZATION AS OF APRIL 30, 2002           HSCGF       HGF       PRO FORMA COMBINED(1)
      -----------------------------------          -------    --------    ---------------------
Net Assets (000s)                                  $49,207    $118,680           $167,981
Net Asset Value Per Share                           $10.94      $10.58             $10.58
Shares Outstanding (000s)                            4,499      11,215             15,877

-------------------------

(1) If the merger had taken place on April 30, 2002, HSCGF would have received 4,652 Institutional shares (000s) of HGF, which would have been available for distribution to the shareholders of HSCGF.

It is impossible to predict how many Institutional shares of HGF will actually be received and distributed by HSCGF on the merger date. The table should not be relied upon to determine the amount of HGF Institutional shares that will actually be received and distributed.

                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of HSCGF, including the trustees who are not "interested persons" of either fund or any of their advisers ("independent trustees"), approved the merger at a meeting held on July 29, 2002. In particular, the board determined that the merger was in the best interests of HSCGF and that the interests of HSCGF's shareholders would not be diluted as a result of the merger. Similarly, the board of trustees of HGF, including the independent trustees, approved the merger at a meeting held on July 29, 2002. The board also determined that the merger was in the best interests of HGF and that the interests of HGF's shareholders would not be diluted as a result of the merger.

THE BOARD OF TRUSTEES OF HSCGF RECOMMENDS THAT THE SHAREHOLDERS OF HSCGF VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER.

                        VOTING RIGHTS AND REQUIRED VOTE

Each share of HSCGF outstanding on the record date is entitled to one vote. As provided under the Investment Company Act, approval of the merger will require the vote of a majority of the voting securities of HSCGF present in person or by proxy at the shareholder meeting at which a quorum is present with respect to HSCGF.

If the required approval of shareholders is not obtained, HSCGF will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

--------------------------------------------------------------------------------

                       INFORMATION CONCERNING THE MEETING

--------------------------------------------------------------------------------

OUTSTANDING SHARES AND QUORUM

As of August 23, 2002,                shares of HIF2 were outstanding and
               shares of HSCGF were outstanding. Only shareholders of record of each fund on August 23, 2002 (the "record date") are entitled to notice of and to vote at the meeting. One-third of the outstanding shares of each fund that are entitled to vote will be considered a quorum for the transaction of business.

SHAREHOLDER PROPOSALS

The funds are not required to hold annual meetings of shareholders and do not currently intend to hold an annual meeting of shareholders in 2002. Shareholder proposals to be presented at the next meeting of shareholders of a fund, whenever held, must be received at the funds' offices, One SeaGate, Toledo, Ohio 43666, at a reasonable time prior to the Trustees' solicitation of proxies for the meeting. The submission by a shareholder of a proposal for inclusion in a proxy statement does not guarantee that it will be included. Shareholder proposals are subject to certain regulations under the federal securities laws.

PROXIES, QUORUM AND VOTING AT THE MEETING

Shareholders may use the enclosed proxy card if they are unable to attend the meeting in person or wish to have their shares voted by a proxy even if they do attend the meeting. Any shareholder that has given his or her proxy to someone has the power to revoke that proxy at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the secretary of Harbor Fund. In addition, although mere attendance at the meeting will not revoke a proxy, a shareholder present at the meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given, the persons named as proxies will vote the shares represented thereby in favor of the proposals 1 and 2 described above and will use their best judgment to vote on such other business as may properly come before the meeting or any adjournment thereof. The funds may also arrange to have votes recorded by telephone, the Internet or other electronic means.

Telephonic Voting. Harbor Fund shareholders may call 1-800-690-6903 toll free to authorize the proxy holders to vote their shares. Shareholders will need to enter the 12-digit control number set forth on their proxy card and then will be prompted to answer a series of simple questions. The telephonic procedures are designed to authenticate shareholders identity, to allow shareholders to vote their shares and to confirm that their instructions have been properly recorded. These telephonic voting procedures are not available to Harbor Fund shareholders who own shares in "street name" through a broker.

Internet Voting. Harbor Fund shareholders may submit an "electronic" proxy over the Internet in lieu of returning an executed proxy card. In order to use this voting feature, shareholders should go to the web site WWW.PROXYVOTE.COM and enter the 12-digit control number set forth on the shareholder's proxy card. Shareholders will be prompted to follow a simple set of instructions which will appear on the web site.

With respect to each fund, a majority of the shares entitled to vote, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to any proposal (unless otherwise noted in this proxy statement). In the event that, at the time any session of the meeting for a fund is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the meeting with respect to that fund to a later date. In the event that a quorum is present but sufficient votes in favor of any of the proposals, have not been received, the persons named as proxies may propose one or more adjournments of the meeting with respect to that fund to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of more than one half of the shares of the applicable fund present in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of any such proposal in favor of such an adjournment and will vote those proxies required to be voted against any such proposal against any such adjournment. A shareholder vote may be taken on one or more of the proposals in this proxy statement prior to such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate. Such vote will be considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

Shares of each fund represented in person or by proxy, including shares which abstain or do not vote with respect to a proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against proposals 1 and 2. However, if a broker or nominee holding shares in "street name" indicates on the Proxy Card that it does not have discretionary authority to vote on a proposal, those shares will not be considered present and entitled to vote on that proposal. Thus, a "broker non-vote" has no effect on the voting in determining whether a proposal has been adopted by a majority of a fund's shares present at the meeting, if more than 33 1/3 % of the outstanding shares (excluding the "broker non-votes") of that fund are present or represented.

The meeting is scheduled as a joint meeting of the funds' shareholders because the shareholders of each fund are expected to consider and vote on similar matters. The board of trustees has determined that the use of a joint proxy statement is in the best interest of the shareholders of each fund. In the event that a shareholder of any fund present at the meeting objects to the holding of a joint meeting and moves for an adjournment of the meeting of such fund to a time immediately after the meeting so that such fund's meeting may be held separately, the persons named as proxies will vote in favor of the adjournment. Shareholders of each fund will vote separately on each proposal relating to their fund and, except as otherwise noted in this proxy statement, an unfavorable vote on a proposal by the shareholders of one fund will not affect the implementation of such proposal approved by the shareholders of another fund.

OTHER BUSINESS

While the Meeting has been called to transact any business that may properly come before it, the only matters that the trustees intend to present are those matters stated in the attached Notice of a Special Meeting of Shareholders. However, if any additional matters properly come before the meeting, and on all matters incidental to the conduct of the meeting, it is the intention of the persons named in the enclosed proxy to vote the proxy in accordance with their judgment on such matters unless instructed to the contrary.

METHOD OF SOLICITATION AND EXPENSES

The cost of preparing, assembling and mailing this proxy statement, prospectus and the attached Notice of a Special Meeting of Shareholders and the accompanying proxy card, as well as the costs associated with the proxy solicitation, will be borne pro rata by HIF2 and HSCGF based upon their relative asset sizes. In addition to soliciting proxies by mail and via the Internet, Harbor Capital may have one or more of the funds' officers, representatives or compensated third-party agents, aid in the solicitation of proxies by personal interview or telephone and telegraph and may request brokerage houses and other custodians, nominees and fiduciaries to forward proxy soliciting material to the beneficial owners of the shares held of record by such persons. Harbor Capital has retained D.F. King to assist in the solicitation of proxies. The estimated cost for D.F. King's proxy solicitation services are approximately $25,000. Shareholders who have not voted their proxies in a timely manner may receive a telephone call from D.F. King in an effort to urge them to vote.

Shareholders would be called at the phone number Harbor Capital has in its records for their accounts, and would be asked for their social security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they would also receive a confirmation of their instructions in the mail. In the case of automated telephone and Internet voting, shareholders would be required to provide their social security number or other identifying information and would receive a confirmation of their instructions. A special toll-free number will be available in case the information contained in the confirmation is incorrect. The voting procedures used in connection with such voting methods are designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the meeting. The funds are unaware of any such challenge at this time.

Persons holding shares as nominees will be reimbursed by HIF2 or HSCGF, as applicable and upon request, for the reasonable expenses of mailing soliciting materials to the principals of the accounts.

--------------------------------------------------------------------------------

                        OWNERSHIP OF SHARES OF THE FUNDS

--------------------------------------------------------------------------------

To the knowledge of the funds, as of August 23, 2002, the following persons owned, of record or beneficially, 5% or more of the outstanding shares of HIF2, HIF, HSCGF and HGF (before the merger) and would own, (after the merger), 5% or more of the shares of the HIF or HGF.

                                                      HIF             HIF                             HGF             HGF
                                                 INSTITUTIONAL   INSTITUTIONAL                   INSTITUTIONAL   INSTITUTIONAL
                                     HIF2           SHARES          SHARES           HSCGF          SHARES          SHARES
                                 INSTITUTIONAL      BEFORE           AFTER       INSTITUTIONAL      BEFORE           AFTER
         NAME OF OWNER              SHARES          MERGER          MERGER          SHARES          MERGER          MERGER
------------------------------------------------------------------------------------------------------------------------------
Archbishop Iakovos Leadership
  One Hundred Endowment Fund,
  Inc.
  George Kokalis TTEE
  Constantine G Caras TTEE
  8 East 79th St
  New York, NY 10021
Charles Schwab & Co., Inc.
  Omnibus Account Registration
  101 Montgomery Street
  San Francisco, CA 94101-4122
Greek Orthodox Archdiocese of
  America Pension Fund
  George D Chelpon &
  Costas Sitaris TTEEs
  8 East 79th St
  New York, NY 10021
HCR Manor Care 401(k)
HCR Master Retirement Trust
KeyBank NA
  Fairview Luth FDN
  P.O. Box 94871
  Cleveland, OH 44101-4871

                                                      HIF             HIF                             HGF             HGF
                                                 INSTITUTIONAL   INSTITUTIONAL                   INSTITUTIONAL   INSTITUTIONAL
                                     HIF2           SHARES          SHARES           HSCGF          SHARES          SHARES
                                 INSTITUTIONAL      BEFORE           AFTER       INSTITUTIONAL      BEFORE           AFTER
         NAME OF OWNER              SHARES          MERGER          MERGER          SHARES          MERGER          MERGER
------------------------------------------------------------------------------------------------------------------------------
National Financial
  c/o Mutual Funds
  P.O. Box 3908
  Church Street Station
  New York, NY 1008-3908
Northern Trust Co.
  Liberty Mutual Employees
  TRST Thrift Incentive Plan DV
  P.O. Box 92956
  Chicago, IL 60675
Owens-Illinois 401(k) Trust
Saxon & Co.
  Sarah Scaife
  P.O. Box 7780 1888
  Philadelphia, PA 19182
[Identify separately any control persons (25% or greater)].

As of August 23, 2002 the trustees and officers of Harbor Fund each as a group, owned in the aggregate X%, X%, X%, and X% of the outstanding shares of beneficial interest of HIF2, HIF, HSCGF, and HGF, respectively.

--------------------------------------------------------------------------------

                                    EXPERTS

--------------------------------------------------------------------------------

The financial statements and the financial highlights of HIF2, HIF, HSCGF and HGF as of October 31, 2001 and for the period then ended are incorporated by reference into this proxy statement and prospectus. These financial statements and financial highlights for each of HIF2, HIF, HSCGF and HGF have been audited by Ernst & Young LLP, independent auditors for each fund, as stated in the report appearing in the Annual Report to shareholders which is incorporated by reference in the statement of additional information. These financial statements and financial highlights are included in reliance upon the reports given upon the authority of such firm as an expert in accounting and auditing.

--------------------------------------------------------------------------------

                             AVAILABLE INFORMATION

--------------------------------------------------------------------------------

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of such material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

--------------------------------------------------------------------------------

                                   EXHIBIT A

--------------------------------------------------------------------------------

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this __________ day of ________ , 2002, by and between Harbor International Fund
(the "Acquiring Fund") and Harbor International Fund II (the "Acquired Fund"), each a series of Harbor Fund, a Delaware business trust (the "Trust") and each with their principal place of business at One SeaGate, Toledo Ohio 43666. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

      This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Institutional Class of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES, LIQUIDATION OF THE ACQUIRED FUND

      1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on October 31, 2002 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by State Street Bank and Trust Company ("State Street") as pricing agent for the Acquiring Fund and the Acquired Fund.

      1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

      1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.6 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

      1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by State Street in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by State Street by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

      2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

      2.3 All computations of value shall be made by State Street in accordance with its regular practice as pricing agent for the Funds.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be __________ 2002 or such other date on or before December 31, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Funds, One SeaGate, Toledo Ohio 43666, or at such other time and/or place as the parties may agree.

      3.2 Portfolio securities that are not held in book-entry form in the name of State Street Bank & Trust Company (the "Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by a check or wire transfer for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

      3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

      3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

      4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

           (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

           (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

           (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which either the Trust or the Acquired Fund is a party or by which it is bound;

           (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

           (e) Neither the Trust nor the Acquired Fund has any material contract or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Trust or the Acquired Fund at or prior to the Closing Date;

           (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of October 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) present fairly in all material respects the financial condition of the Acquired Fund as of October 31, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

           (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

           (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

           (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

           (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $0.01. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

           (k) At the Closing Date, the Trust on behalf of the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the trust on behalf of the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

           (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms;

           (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

           (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 4.2(c) hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

           (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

           (p) All of the issued and outstanding shares of beneficial interest of the Trust on behalf of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

           (q) The prospectus of the Acquired Fund, dated March 1, 2002 (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

           (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

      4.2 THE TRUST ON BEHALF OF THE ACQUIRING FUND REPRESENTS, WARRANTS AND COVENANTS TO THE ACQUIRED FUND AS FOLLOWS:

           (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

           (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

           (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated March 1, 2002, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and, other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(n) hereof, the Registration Statement shall not, on its effective date and on Closing Date, contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

           (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

           (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

           (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2001 and the results of its operations for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

           (h) Since October 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

           (i) The Acquiring Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

           (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value per share of $0.01. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

           (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

           (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

           (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

           (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

            (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

      5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3 The Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

      5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

      5.5 The Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President, Treasurer or Secretary of the Acquired Fund.

      5.6 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

      5.7 The Acquired Fund will prepare an Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts").

      5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request; and

      6.3 The Acquiring Fund shall have delivered at closing to the Acquired Fund and to Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

      The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquired Fund of all the obligations to be performed by the Acquired Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

      7.3 The Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Secretary of the Acquired Fund, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

      7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

      7.5 The Acquired Fund shall have delivered at closing to the Acquiring Fund and to Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

      The obligations hereunder of the Trust on behalf of the Acquiring Fund and of the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

      8.1 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Acquired Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

      8.3 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

      8.4 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of
             (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

      8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
             Section 368(a) of the Code. In rendering such opinions, counsel shall be entitled to rely upon, among other things, reasonable assumptions as well as representations of the Acquiring Fund and the Acquired Fund including the representations contained in the Tax Representation Certificates referred to in Section 6.3 and
             Section 7.5.

      Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this Paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

           (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

           (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

           (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

           (d) by resolution of the Acquired Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Acquired Fund. No such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article twelve shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by overnight delivery, facsimile or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at One SeaGate. Toledo Ohio 43666,
      Attention: Karen B. Wasil, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Charles
      F. McCain, Esq.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 All persons dealing with the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund must look solely to the property of the Acquiring Fund or the Acquired Fund, respectively, for the enforcement of any claims against the Acquiring Fund or the Acquired Fund as the Trustees, officers, agents and shareholders of the Trust on behalf of either Fund assume no personal liability for obligations entered into on behalf of the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund, respectively. None of the other series of the Trust shall be responsible for any obligations assumed by on or behalf of the either Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary.

                                          HARBOR FUND on behalf of
                                          HARBOR INTERNATIONAL FUND

                                          By:
                                            ------------------------------------
                                            James M. Williams, President

                                          HARBOR FUND on behalf of
                                          HARBOR INTERNATIONAL FUND II

                                          By:
                                            ------------------------------------
                                            Constance L. Souders, Vice President

Attest:

HARBOR FUND

By:
    --------------------------------------------------------
    Karen B. Wasil, Secretary

                                    ANNEX A

        ---------------------------------------------------------------

                       TAX REPRESENTATION CERTIFICATE OF

                           HARBOR INTERNATIONAL FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of
          , 2002 between Harbor International Fund ("Acquiring Fund") and Harbor International Fund II ("Acquired Fund"), each a series of Harbor Fund (the "Trust"), (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of the Institutional Class of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of the Trust, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

 1. Acquiring Fund is a series of the Trust, a business trust established under the laws of the State of Delaware.

 2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquiring Fund or a related person is a partner (a "Related Person") has any plan or intention to redeem or otherwise reacquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended, as a registered open-end investment company to redeem its own shares (which obligation is not in connection with, modified in connection with, or in any way related to the transaction).

 3. After the transaction, Acquiring Fund will continue the historic business of Acquired Fund or will use all or a significant portion of the historic assets acquired from Acquired Fund in the ordinary course of a business. For this purpose, Acquiring Fund shall be treated as conducting the business and holding the assets of certain related entities, as described in Treasury Regulation Section 1.368-1(d)(4).

 4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and except for transfers of assets to certain related entities, as described in Section 368(a)(2)(C) of the Internal Revenue Code of 1986, as amended (the "Code") or Treasury Regulation Section 1.368-2(k)(1).

 5. Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

 6. There is no indebtedness between Acquiring Fund and Acquired Fund.

 7. Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since inception, qualifies as such as of the date of the transaction, and intends to qualify as such after the transaction.

 8. Acquiring Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

 9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now and has never owned, directly or indirectly, any shares of Acquired Fund.

11. Acquiring Fund will not pay cash in lieu of fractional shares in connection with the transaction.

12. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

13. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

14. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

15. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of the Trust for the Harbor International Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                          HARBOR FUND on behalf of
                                          HARBOR INTERNATIONAL FUND II

                                          By:
                                          --------------------------------------
                                            James M. Williams, President

Dated:
------------------------------, 2002

                                    ANNEX B

        ---------------------------------------------------------------

                       TAX REPRESENTATION CERTIFICATE OF

                          HARBOR INTERNATIONAL FUND II

This certificate is being delivered in connection with the transaction to be effective pursuant to the Agreement and Plan of Reorganization made as of
          , 2002 between Harbor International Fund ("Acquiring Fund") and Harbor International Fund II ("Acquired Fund"), each a series of Harbor Fund (the "Trust"), (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of the Institutional Class of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of the Trust, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

 1. Acquired Fund is a series of the Trust, a business trust established under the laws of the State of Delaware.

 2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares surrendered by such shareholder, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

 3. There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquired Fund, Acquiring Fund, or a related person is a partner involving the sale, redemption, exchange, transfer, pledge, or other disposition resulting in a direct or indirect transfer of the risks of ownership (a "Sale") of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction that, considering all Sales, would reduce the aggregate ownership of the Acquiring Fund Shares by former Acquired Fund shareholders to a number of shares having a value, as of the date of the transaction, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the same date. All Sales involving shares of Acquired Fund and Acquiring Fund held by Acquired Fund shareholders that have occurred or will occur in connection with the transaction are taken into account for purposes of this representation. No such Sale that is in connection with the transaction has, to the best knowledge of management of Acquired Fund, occurred on or prior to the date of the transaction.

 4. Acquired Fund assets transferred to Acquiring Fund will comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this representation, amounts used by Acquired Fund to pay expenses of the transaction and all redemptions and distributions (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as an open-end investment company pursuant to
    Section 22(e) of the Investment Company Act of 1940, as amended, and regular, normal dividends) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

 5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

 6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business.

 7. The fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject.

 8. Substantially all of the Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets, i.e., assets not acquired by Acquired Fund as part of or in contemplation of the transaction.

 9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

10. Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

11. There is no indebtedness between Acquiring Fund and Acquired Fund.

12. Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), has qualified as a regulated investment company for each taxable year since inception, and qualifies as such for its taxable year ending on the closing date of the transaction.

13. Acquired Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

15. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

16. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

17. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of the Trust for the Harbor International Fund II. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                          HARBOR FUND on behalf of
                                          HARBOR INTERNATIONAL FUND II
                                          By:
                                          --------------------------------------
                                            James M. Williams, President

Dated:
------------------------------, 2002

--------------------------------------------------------------------------------

                                   EXHIBIT B

--------------------------------------------------------------------------------

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this
       day of        , 2002, by and between Harbor Growth Fund (the "Acquiring
Fund") and Harbor Small Cap Growth Fund (the "Acquired Fund"), each a series of Harbor Fund, a Delaware business trust (the "Trust") and each with their principal place of business at One SeaGate, Toledo Ohio 43666. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

      This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Institutional Class of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES, LIQUIDATION OF THE ACQUIRED FUND

      1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on October 31, 2002 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by State Street Bank and Trust Company ("State Street") as pricing agent for the Acquiring Fund and the Acquired Fund.

      1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

      1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.6 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

      1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.8 Immediately after the Closing Date, the Acquiring Fund shall engage Westfield Capital Management LLC, the current subadviser to the Acquired Fund, to serve as subadviser to the Acquiring Fund. Further, the investment strategies and policies of the Acquiring Fund shall be amended to mirror the current investment strategies and policies of the Acquired Fund. Finally, the Acquiring Fund shall change its name to Harbor Small Cap Growth Fund.

2.    VALUATION

      2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by State Street in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by State Street by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

      2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

      2.3 All computations of value shall be made by State Street in accordance with its regular practice as pricing agent for the Funds.

3.    CLOSING AND CLOSING DATE

      3.1    The Closing Date shall be                2002 or such other date on
             or before December 31, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Funds, One SeaGate, Toledo Ohio 43666, or at such other time and/or place as the parties may agree.

      3.2 Portfolio securities that are not held in book-entry form in the name of State Street Bank & Trust Company (the "Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by a check or wire transfer for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

      3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

      3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

      4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

           (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

           (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

           (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which either the Trust or the Acquired Fund is a party or by which it is bound;

           (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

           (e) Neither the Trust nor the Acquired Fund has any material contract or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Trust or the Acquired Fund at or prior to the Closing Date;

           (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of October 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) present fairly in all material respects the financial condition of the Acquired Fund as of October 31, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

           (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

           (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

           (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

           (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $0.01. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

           (k) At the Closing Date, the Trust on behalf of the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the trust on behalf of the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

           (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms;

           (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

           (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 4.2(c) hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

           (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

           (p) All of the issued and outstanding shares of beneficial interest of the Trust on behalf of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

           (q) The prospectus of the Acquired Fund, dated March 1, 2002 (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

           (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

      4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

           (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

           (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

           (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated March 1, 2002, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(n) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and, other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(n) hereof, the Registration Statement shall not, on its effective date and on Closing Date, contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

           (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

           (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

           (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2001 and the results of its operations for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

           (h) Since October 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

           (i) The Acquiring Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

           (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value per share of $0.01. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

           (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

           (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

           (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

           (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

           (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

      5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3 The Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

      5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

      5.5 The Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President, Treasurer or Secretary of the Acquired Fund.

      5.6 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

      5.7 The Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts").

      5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request; and

      6.3 The Acquiring Fund shall have delivered at closing to the Acquired Fund and to Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

      The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquired Fund of all the obligations to be performed by the Acquired Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

      7.3 The Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Secretary of the Acquired Fund, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

      7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

      7.5 The Acquired Fund shall have delivered at closing to the Acquiring Fund and to Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

      The obligations hereunder of the Trust on behalf of the Acquiring Fund and of the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

      8.1 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Acquired Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

      8.3 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

      8.4 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of
             (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

      8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
             Section 368(a) of the Code. In rendering such opinions, counsel shall be entitled to rely upon, among other things, reasonable assumptions as well as representations of the Acquiring Fund and the Acquired Fund including the representations contained in the Tax Representation Certificates referred to in Section 6.3 and
             Section 7.5.

      Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Trust may waive the conditions set forth in this Paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

            (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

            (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

            (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

            (d) by resolution of the Acquired Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Acquired Fund. No such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article twelve shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by overnight delivery, facsimile or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at One SeaGate. Toledo Ohio 43666,
      Attention: Karen B. Wasil, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Charles
      F. McCain, Esq.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 All persons dealing with the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund must look solely to the property of the Acquiring Fund or the Acquired Fund, respectively, for the enforcement of any claims against the Acquiring Fund or the Acquired Fund as the Trustees, officers, agents and shareholders of the Trust on behalf of either Fund assume no personal liability for obligations entered into on behalf of the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund, respectively. None of the other series of the Trust shall be responsible for any obligations assumed by on or behalf of the either Fund under this Agreement.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary.

                                          HARBOR FUND on behalf of
                                          HARBOR GROWTH FUND

                                          By:
                                            ------------------------------------
                                            James M. Williams, President

                                          HARBOR FUND on behalf of
                                          HARBOR SMALL CAP GROWTH FUND

                                          By:
                                            ------------------------------------
                                            Constance L. Souders, Vice President

Attest:

HARBOR FUND

By:
    --------------------------------------------------------
    Karen B. Wasil, Secretary

                                    ANNEX A

        ---------------------------------------------------------------

                       TAX REPRESENTATION CERTIFICATE OF

                               HARBOR GROWTH FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of
            , 2002 between Harbor Growth Fund ("Acquiring Fund") and Harbor Small Cap Growth Fund ("Acquired Fund"), each a series of Harbor Fund (the "Trust"), (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of the Institutional Class of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of the Trust, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

 1. Acquiring Fund is a series of the Trust, a business trust established under the laws of the State of Delaware.

 2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquiring Fund or a related person is a partner (a "Related Person") has any plan or intention to redeem or otherwise reacquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended, as a registered open-end investment company to redeem its own shares (which obligation is not in connection with, modified in connection with, or in any way related to the transaction).

 3. After the transaction, Acquiring Fund will continue the historic business of Acquired Fund or will use all or a significant portion of the historic assets acquired from Acquired Fund in the ordinary course of a business. For this purpose, Acquiring Fund shall be treated as conducting the business and holding the assets of certain related entities, as described in Treasury Regulation Section 1.368-1(d)(4).

 4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

 5. Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

 6. There is no indebtedness between Acquiring Fund and Acquired Fund.

 7. Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since inception, qualifies as such as of the date of the transaction, and intends to qualify as such after the transaction.

 8. Acquiring Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

 9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now and has never owned, directly or indirectly, any shares of Acquired Fund.

11. Acquiring Fund will not pay cash in lieu of fractional shares in connection with the transaction.

12. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

13. Acquired Fund shareholders will be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

14. At the time of the transaction, Acquiring Fund does not have any outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire shares of Acquiring Fund that, if exercised or converted, would affect the Acquired Fund shareholders' acquisition or retention of control (as defined in Section 368(a)(2)(H) and 304(c) of the Code) of Acquiring Fund by the shareholders of the Acquired Fund.

15. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

16. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of the Trust for the Harbor Growth Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                          HARBOR FUND on behalf of
                                          HARBOR GROWTH FUND

                                          By:
                                          --------------------------------------
                                            James M. Williams, President

Dated:
------------------------------, 2002

                                    ANNEX B

        ---------------------------------------------------------------

                       TAX REPRESENTATION CERTIFICATE OF

                          HARBOR SMALL CAP GROWTH FUND

This certificate is being delivered in connection with the transaction to be effective pursuant to the Agreement and Plan of Reorganization made as of
               , 2002 between Harbor Growth Fund ("Acquiring Fund") and Harbor Small Cap Growth Fund ("Acquired Fund"), each a series of Harbor Fund (the "Trust"), (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of the Institutional Class of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of the Trust, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

 1. Acquired Fund is a series of the Trust, a business trust established under the laws of the State of Delaware.

 2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares surrendered by such shareholder, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

 3. There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquired Fund, Acquiring Fund, or a related person is a partner involving the sale, redemption, exchange, transfer, pledge, or other disposition resulting in a direct or indirect transfer of the risks of ownership (a "Sale") of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction that, considering all Sales, would reduce the aggregate ownership of the Acquiring Fund Shares by former Acquired Fund shareholders to a number of shares having a value, as of the date of the transaction, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the same date. All Sales involving shares of Acquired Fund and Acquiring Fund held by Acquired Fund shareholders that have occurred or will occur in connection with the transaction are taken into account for purposes of this representation. No such Sale that is in connection with the transaction has, to the best knowledge of management of Acquired Fund, occurred on or prior to the date of the transaction.

 4. Acquired Fund assets transferred to Acquiring Fund will comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this representation, amounts used by Acquired Fund to pay expenses of the transaction and all redemptions and distributions (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as an open-end investment company pursuant to
    Section 22(e) of the Investment Company Act of 1940, as amended, and regular, normal dividends) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

 5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

 6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business.

 7. The fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject.

 8. Substantially all of the Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets, i.e., assets not acquired by Acquired Fund as part of or in contemplation of the transaction.

 9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

10. Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

11. There is no indebtedness between Acquiring Fund and Acquired Fund.

12. Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), has qualified as a regulated investment company for each taxable year since inception, and qualifies as such for its taxable year ending on the closing date of the transaction.

13. Acquired Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

15. Acquired Fund shareholders will be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

16. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

17. The total adjusted basis of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the liabilities assumed by Acquiring Fund (as determined under Section 357(d) of the Code).

18. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of the Trust for the Harbor Small Cap Growth Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                          HARBOR FUND on behalf of
                                          HARBOR SMALL CAP GROWTH FUND

                                          By:
                                          --------------------------------------
                                            James M. Williams, President

Dated:
------------------------------, 2002

--------------------------------------------------------------------------------

                                   EXHIBIT C

--------------------------------------------------------------------------------

              FORM OF INVESTMENT ADVISORY AGREEMENT FOR SUBADVISER
                         (HARBOR INTERNATIONAL FUND II)

Dear Sirs:

      Harbor Capital Advisors, Inc. (the "Adviser"), a Delaware corporation, with its principal offices at One SeaGate, Toledo, Ohio 43666, is the investment adviser to Harbor Fund (the "Trust") on behalf of Harbor International Fund (the "Fund"). The Trust has been organized under the laws of Delaware to engage in the business of an investment company. The shares of beneficial interest of the Trust ("Shares") are divided into multiple series including the Fund, as established pursuant to a written instrument executed by the Trustees of the Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Pursuant to authority granted the Adviser by the Trust's Trustees, the Adviser has selected you to act as a sub-investment adviser of the Fund and to provide certain other services, as more fully set forth below. You are willing to act as such a sub-investment adviser and to perform such services under the terms and conditions hereinafter set forth, and you represent and warrant that you are an investment adviser registered under the Investment Advisers Act of 1940, as amended. Accordingly, the Adviser and the Trust on behalf of the Fund agree with you as follows:

1. DELIVERY OF FUND DOCUMENTS. The Adviser has furnished you with copies, properly certified or authenticated, of each of the following:

      (a) Declaration of Trust of the Trust, filed with the Delaware Secretary of State, dated June 8, 1993, as amended and restated from time to time (the "Declaration of Trust").

      (b)    By-Laws of the Trust as in effect on the date hereof (the
             "By-Laws").

      (c) Resolutions of the Trustees selecting the Adviser as investment adviser and you as sub-investment adviser and approving the form of this Agreement.

      The Adviser will furnish you from time to time with copies, properly certified or authenticated, of all amendments of or supplements to the foregoing, including future resolutions of the Trustees approving the continuance of the items listed in (c) above.

2. ADVISORY SERVICES. You will regularly provide the Fund with advice concerning the investment management of that portion of the Fund's assets that are allocated to you, which advice shall be consistent with the investment objectives and policies of the Fund as set forth in the Fund's Prospectus and Statement of Additional Information and any investment guidelines or other instructions received in writing from the Adviser. The Board of Trustees or the Adviser may, from time to time, make additions to and withdrawals from the assets of the Fund allocated to you. You will determine what securities shall be purchased for such portion of the Fund's assets, what securities shall be held or sold by such portion of the Fund's assets, and what portion of such assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws and the Investment Company Act and to the investment objectives, policies and restrictions (including, without limitation, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company) of the Fund, as each of the same shall be from time to time in effect as set forth in the Fund's Prospectus and Statement of Additional Information, or any investment guidelines or other instructions received in writing from the Adviser, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish and deliver to you. In accordance with paragraph 5, you or your agent shall arrange for the placing of all orders for the purchase and sale of portfolio securities with brokers or dealers selected by you for that portion of the Fund's assets for which you serve as sub-investment adviser.

     The Adviser shall provide you with written statements of the Declaration of Trust; the By-Laws; the Fund's investment objectives and policies; the Prospectus and Statement of Additional Information and instructions, as in effect from time to time; and you shall have no responsibility for actions taken in reliance on any such documents. You will conform your conduct to, and will ensure that your management of the portion of the Fund's assets allocated to you complies with, the Investment Company Act and all rules and regulations thereunder, the requirements for qualification of the Fund as a regulated investment company under Subchapter M of the Code, all other applicable federal and state laws and regulations, and with the provisions of the Fund's Registration Statement as amended or supplemented under the Securities Act of 1933, as amended, and the Investment Company Act.

     In the performance of your duties hereunder, you are and shall be an independent contractor and unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent the Trust or the Fund in any way or otherwise be deemed to be an agent of the Trust or the Fund or of the Adviser. You will make your officers and employees available to meet with the Trust's officers and Trustees at least quarterly on due notice to review the investments and investment program of the Fund in light of current and prospective economic and market conditions.

     Nothing in this Agreement shall limit or restrict the right of any of your directors, officers and employees who may also be a trustee, officer or employee of the Trust to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any business, whether of a similar or a dissimilar nature, nor limit or restrict your right to engage in any other business or to render service of any kind to any other corporation, firm, individual or association.

3. ALLOCATION OF CHARGES AND EXPENSES. You will bear your own costs of providing services hereunder. Other than as herein specifically indicated, you will not be required to pay any expenses of the Fund.

4. COMPENSATION OF THE SUBADVISER. For all investment management services to be rendered hereunder, the Adviser will pay a fee, as set forth in Schedule A attached hereto, quarterly in April, July, October and January, based on a percentage of the average of the actual net assets of the Fund at the close of the last business day of each month within the quarter. Determination of the net asset value of the Fund is computed daily by the Fund's custodian, and is consistent with the provisions of Rule 22c-1 under the Investment Company Act. Your fee will be based on the average of the net assets of the Fund, computed in the manner specified in the Fund's Prospectus and Statement of Additional Information for the computation of the net assets of the Fund by the Fund's custodian, on the last business day of each month within the quarter. If determination of the value of net assets is suspended for the last business day of the month, then for the purposes of this paragraph 4, the value of the net assets of the Fund as last determined shall be deemed to be the value of the net assets. If the Fund's custodian determines the value of the net assets of the Fund's portfolio more than once on any day, the last such determination thereof on that day shall be deemed to be the sole determination thereof on that day for the purposes of this paragraph 4.

     You will offer to the Adviser any more favorable asset based fee agreements that are provided to other investment clients. Such offer shall be made as soon as it is practicable after a more favorable asset based fee agreement is provided for any other investment clients.

      Your services to the Fund pursuant to this Agreement are not to be deemed to be exclusive and it is understood that you may render investment advice, management and other services to others.

5. AVOIDANCE OF INCONSISTENT POSITION AND BROKERAGE. In connection with purchases or sales of portfolio securities for the account of the Fund, neither you nor any of your directors, officers or employees will act as a principal or agent or receive any compensation in connection with the purchase or sale of investment securities by the Fund, other than the compensation provided for in this Agreement. You or your agent shall arrange for the placing of all orders for the purchase and sale of portfolio securities for the Fund's account with brokers or dealers selected by you. In the selection of such brokers or dealers and the placing of such orders, you are directed at all times to seek for the Fund the most favorable execution and net price available. It is also understood that it is desirable for the Fund that you have access to supplemental investment and market research and security and economic analyses provided by certain brokers who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, you are authorized to place orders for the purchase and sale of securities for the Fund with such certain brokers, subject to review by the Board of Trustees from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to you in connection with your services to other clients. If any occasion should arise in which you give any advice to clients of yours concerning the Shares of the Fund, you will act solely as investment counsel for such clients and not in any way on behalf of the Fund.

      You will advise the Trust's custodian and the Adviser on a prompt basis of each purchase and sale of a portfolio security specifying the name of the issuer, the description and amount or number of shares of the security purchased, the market price, commission and gross or net price, trade date, settlement date and identity of the effecting broker or dealer and such other information as may be reasonably required. From time to time as the Board of Trustees or the Adviser may reasonably request, you will furnish to the Trust's officers and to each of its Trustees reports on portfolio transactions and reports on issues of securities held in the portfolio, all in such detail as the Trust or the Adviser may reasonably request.

      On occasions when you deem the purchase or sale of a security to be in the best interest of the Fund as well as other of your clients, you, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, shall be made by you in the manner you consider to be the most equitable and consistent with your fiduciary obligations to the Fund and to such other clients.

6. LIMITATION OF LIABILITY OF SUBADVISER. You will not be liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on your recommendation, whether or not such recommendation shall have been based upon your own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made, and such other individual, firm or corporation shall have been selected without gross negligence and in good faith; but nothing herein contained will be construed to protect you against any liability to the Adviser, the Trust, the Fund or its shareholders by reason of your gross negligence or bad faith or willful misfeasance in the performance of your duties or by reason of your reckless disregard of your obligations and duties under this Agreement.

      The Adviser shall indemnify you for any damages and related expenses incurred by you as a result of the performance of your duties hereunder, unless the same shall result from behavior found by a final judicial determination to constitute willful misfeasance, bad faith, gross negligence or a reckless disregard of your obligations, as specified above.

      You shall keep the Fund's books and records to be maintained by you and shall timely furnish to the Adviser all information relating to your services hereunder needed by the Adviser to keep the other books and records of the Fund required by Rule 31a-1 under the Investment Company Act. You agree that all records which you maintain for the Fund are the property of the Fund and you shall surrender promptly and without any charge to the Fund any of such records required to be maintained by you.

7. DURATION AND TERMINATION OF THIS AGREEMENT. This Agreement shall remain in force until August 1, 2004 and from year to year thereafter, but only so long as such continuance, and the continuance of the Adviser as investment adviser of the Fund, is specifically approved at least annually by the vote of a majority of the Trustees who are not interested persons of you or the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval and by a vote of the Board of Trustees or of a majority of the outstanding voting securities of the Fund. The aforesaid requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the Investment Company Act and the rules and regulations thereunder. This Agreement may, on 60 days' written notice, be terminated at any time without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund, by the Adviser, or by you. This Agreement shall automatically terminate in the event of its assignment or the assignment of the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund. In interpreting the provisions of this Agreement, the definitions contained in Section 2(a) of the Investment Company Act (particularly the definitions of "interested person", "assignment" and "majority of the outstanding voting securities"), as from time to time amended, shall be applied, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission by any rule, regulations or order.

8. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against whom enforcement of the change, waiver, discharge or termination is sought, and no material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the outstanding voting securities of the Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Adviser or you or of the Trust, cast in person at a meeting called for the purpose of voting on such approval, subject however, to such exemptions as may be granted by the Securities and Exchange Commission by any rule, regulation or order.

      It shall be your responsibility to furnish to the Board of Trustees such information as may reasonably be necessary in order for the Trustees to evaluate this Agreement or any proposed amendments thereto for the purposes of casting a vote pursuant to paragraphs 7 or 8 hereof.

9. GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

10. MISCELLANEOUS. It is understood and expressly stipulated that neither the holders of Shares of the Trust or the Fund nor the Trustees shall be personally liable hereunder. The name "Harbor Fund" is the designation of the Trustees for the time being under the Declaration of Trust and all persons dealing with the Trust or the Fund must look solely to the property of the Trust or the Fund for the enforcement of any claims against the Trust or the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust or the Fund. No series of the Trust shall be liable for any claims against any other series or assets of the Trust.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

If you are in agreement with the foregoing, please sign the form of acceptance on the accompanying counterpart of this letter and return one such counterpart to the Fund and the other such counterpart to the Adviser, whereupon this letter shall become a binding contract.

                                          HARBOR FUND on behalf of
                                          HARBOR INTERNATIONAL FUND II

                                          By:
                                            ------------------------------------
                                            James M. Williams, President

                                          HARBOR CAPITAL ADVISORS, INC.

                                          By:
                                            ------------------------------------
                                            Constance L. Souders, Senior Vice
                                              President

The foregoing Agreement is hereby accepted as of the date thereof.

                                          NORTHERN CROSS INVESTMENTS LIMITED

                                          By:
                                            ------------------------------------
                                            Hakan Castegren, President

                                       ANNUAL REPORT

                                       [HARBOR FUND LOGO]
                                       OCTOBER 31, 2001

                                       -----------------------------------------

                                       HARBOR FUND

HARBOR FUND
ANNUAL REPORT OVERVIEW
Harbor Fund completed its most recent fiscal year on October 31, 2001. The total annual return is shown below for each of the twelve portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends and capital gains. The section entitled Long-Term Historic Returns reflects the 30-year returns for unmanaged indices, which are included as an indication of longer-term potential associated with taking different levels of market risk. You may not make a direct investment in an index.

                                                                 TOTAL RETURN
                                                                FOR YEAR ENDED
HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK                   10/31/2001
-----------------------------------------------                 --------------
Harbor Mid Cap Growth Fund..................................        -43.60%
Harbor Growth Fund..........................................        -53.96
Harbor Small Cap Growth Fund................................         -2.80
Harbor International Growth Fund............................        -45.53
Harbor Global Equity Fund...................................        -26.10(a)
Harbor Capital Appreciation Fund............................        -35.23
Harbor International Fund II................................        -25.22
Harbor International Fund...................................        -16.40
Harbor Large Cap Value Fund.................................         -3.20
Harbor Bond Fund............................................         15.35
Harbor Short Duration Fund..................................          7.73
Harbor Money Market Fund....................................          4.83

COMMONLY USED MARKET INDICES
----------------------------
Morgan Stanley Capital International Europe, Australasia,
  and Far East (EAFE); international equity.................        -25.09%
Morgan Stanley Capital International Europe, Australasia,
  and Far East Growth (EAFE Growth); international equity...        -30.82
Morgan Stanley Capital International World Index (MSCI
  World); global equity.....................................        -25.58
Standard & Poor's 500 (S&P 500); domestic equity............        -24.90
Russell Midcap(R) Growth; domestic equity...................        -42.78
Russell 2000(R) Growth; domestic equity.....................        -31.50
Russell 1000(R) Value; domestic equity......................        -11.86
Lehman Brothers Aggregate (LB AGG); domestic bonds..........         14.56
Salomon Treasury 1 YR CMI...................................          8.46
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...          4.48

                                                                   30 YEARS
                                                                  1971-2000
LONG-TERM HISTORIC RETURNS                                       ANNUAL RATES
--------------------------                                       ------------
EAFE........................................................        12.30%
MSCI World..................................................        11.42
S&P 500.....................................................        13.21
Domestic Bonds (intermediate and long)(1)...................         8.81
T-Bills.....................................................         7.06
Consumer Price Index........................................         5.04

                                                                                                                   MORNINGSTAR
HARBOR FUND EXPENSE RATIOS(2)                        1997         1998         1999         2000         2001       MEDIAN(3)
-----------------------------                        ----         ----         ----         ----         ----      -----------
Harbor Mid Cap Growth Fund.......................    N/A%         N/A%         N/A%         N/A%         1.20%         1.00%
Harbor Growth Fund...............................    1.12         1.00         0.90         0.87         0.95          1.00
Harbor Small Cap Growth Fund.....................    N/A          N/A          N/A          N/A          1.20          1.17
Harbor International Growth Fund.................    1.02         0.96         0.91         0.89         0.89          1.24
Harbor Global Equity Fund........................    N/A          N/A          N/A          N/A          1.20(a,b)     1.06
Harbor Capital Appreciation Fund.................    0.70         0.68         0.66         0.64         0.66          0.95
Harbor International Fund II.....................    0.98         1.15         0.92         0.92         0.89          1.11
Harbor International Fund........................    0.97         0.94         0.92         0.92         0.91          1.11
Harbor Large Cap Value Fund......................    0.83         0.79         0.76         0.80         0.77          0.90
Harbor Bond Fund.................................    0.67         0.65         0.60         0.60         0.56          0.64
Harbor Short Duration Fund.......................    0.36         0.36         0.28         0.28         0.27          0.50
Harbor Money Market Fund.........................    0.62         0.57         0.46         0.47         0.38          0.73

   ------------------

   1 LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.

   2 Harbor Fund expense ratios are for operating expenses only and are shown net of all expense offsets (see Financial Highlights pgs. 48-51).

   3 Includes all no-load funds with at least five years of performance history in the September 30, 2001 Morningstar Universe with the same investment style as the comparable Harbor Fund portfolio.

   a  For the period February 1, 2001 (inception) through October 31, 2001.

   b  Annualized figure.

DEAR SHAREHOLDER:

The fiscal year ended October 31, 2001 was one of the worst on record for equity markets. Continuing the trends that had started in the previous fiscal year, equity markets around the world suffered steep declines as investors reacted to struggling economies in the United States and abroad and to growing concerns throughout the year about weak corporate earnings. These concerns were well founded. Corporate earnings for companies in the Standard & Poor's 500 stock index are estimated to be down about 20% this year, one of the worst year over year earnings performances in the last 50 years. The tragic events of September 11 brought additional concerns to equity markets, which fell sharply after the attacks before recovering toward the end of the fiscal year.

     Consistent with this economic backdrop, major domestic and international stock indices posted sharply negative total returns for the period. These included: the Standard & Poor's 500-stock index, down 24.90%; the NASDAQ composite, down 49.84%; and the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, down 25.09%. Growth stocks were hit hard, especially in the technology sector, as business investment declined sharply and investors remained concerned about weak demand, high inventories, and excess capacity. Value-oriented stocks performed comparatively better but also posted negative returns.

     Beginning in January 2001, the Federal Reserve moved aggressively to stimulate the economy, reducing the Federal Funds rate during the October 31 fiscal year by an aggregate of 400 basis points (4 percentage points). Following a cut of 50 basis points on October 2, the rate stood at 2.50%. Additional reductions of 50 basis points on November 6, and 25 basis points on December 11, the Federal Reserve's 10th and 11th cuts of calendar year 2001, trimmed the rate to 1.75%, its lowest level in 40 years.

     The weak economic climate and the Federal Reserve's aggressive rate-cutting campaign created a positive environment for debt securities. The Lehman Brothers Aggregate index of investment-grade taxable U.S. bonds posted a total return of 14.56% for the fiscal year. That represented a performance gap of almost 40 percentage points for the fiscal year between the bond index and the Standard & Poor's 500-stock index.

     Under these very challenging conditions, the three Harbor fixed income funds all generated positive returns, while the nine equity funds all finished in negative territory. The best performance was by the Harbor Bond Fund with a total return of 15.35% for the fiscal year.

     Five of the Harbor Funds--Small Cap Growth, International, Large Cap Value, Bond and Money Market--outperformed their respective target indices. Three funds--Mid Cap Growth, International Fund II and Short Duration--approximated the total returns of their respective indices. The unmanaged indices reflect no operating or transaction costs, while the total returns of the Funds are net of such costs.

INVESTMENT FUNDAMENTALS

     The events of the past year once again serve to emphasize the importance of diversification and asset allocation for long term investors. In an environment in which all of the equity funds had negative returns, the fixed income funds all posted positive returns, providing diversified portfolios with some stability in an otherwise difficult year.

     In developing an asset allocation strategy, investors should determine the mix of investments--stocks, bonds, and cash--that best matches their goals and tolerance for risk. Having made those key decisions, investors will be well positioned to deal with the sharp fluctuations that inevitably affect financial markets from time to time--and to stick with their plan during these turbulent periods.

     Despite the uncertain outlook for the near future, the economic and financial systems in the United States and most developed countries are fundamentally strong. Lower interest rates initiated by the Federal Reserve and the fiscal stimulus anticipated from proposed government programs, should eventually help the United States economy. The timing of such a recovery, however, is something that none of us can predict. Timing such market moves is impossible. Sticking to an asset allocation strategy helps investors participate in any positive changes that occur across various asset classes.

     Investors can further improve their chances for success by implementing a systematic investing plan. Of course, systematic investing does not assure a profit and does not protect against loss in declining markets. It does, however, allow investors to dollar-cost average by buying more shares when prices are lower and fewer shares when prices are higher. Harbor's Automatic Investment Plan enables investors to make systematic additions to their investments on a monthly or quarterly basis. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, investors should consider their financial ability to continue purchases through periods of low price levels.

     Along with asset allocation and systematic investment, another important factor in improving long-term returns is cost control. This is a fundamental element of our approach at Harbor Fund. As illustrated in the table at the bottom of page 1, our focus on cost control results in expense ratios that, year after year, are typically below those of similar fund types. Compounded over long periods, these cost advantages can provide investors with a valuable edge in building wealth to achieve their long-term goals.

NEW FUNDS AND MANAGERS

     To broaden the range of investment styles and objectives available to its shareholders, Harbor Fund launched three new equity funds--Mid Cap Growth, Small Cap Growth and Global Equity--in the last fiscal year. In addition, the Harbor Value Fund was renamed the Harbor Large Cap Value Fund, reflecting a slight change in its focus to concentrate on companies with market capitalizations of $5 billion or more. A new portfolio manager was hired to manage the Harbor Large Cap Value Fund's assets consistent with this modest change in focus.

     These additions and changes to our fund lineup are part of a continuing commitment to provide shareholders with access to the services of leading asset managers. Consistent with this commitment, Harbor Fund launched the new Harbor Small Cap Value Fund on December 14, 2001. In addition, Harbor Fund changed managers on the Harbor International Growth Fund, effective December 1, 2001.

     On behalf of all of us in the Harbor family, we thank you for your investment in Harbor Fund. We remain committed to providing investment products that we believe have the potential to be attractive long-term investment alternatives with low expense levels designed to help our shareholders achieve their financial goals.


          /s/ David G. Van Hooser                          /s/ James M. Williams
          David G. Van Hooser                              James M. Williams
          Chairman                                         President

HARBOR FUND

The following performance figures are annualized for each Fund. The date of inception for Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund was November 1, 2000; Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor Global Equity Fund was February 1, 2001; Harbor International Fund II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987. The comparative market indices reflect no operating or transaction costs; however, the Funds' total returns are net of these costs. Performance data quoted

                                                                                       10/31/2001  $5.64
    HARBOR MID CAP GROWTH FUND                                   NET ASSET VALUE:       10/31/2000   N/A

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor Mid Cap Growth Fund             -43.60%           N/A           -43.60%
------------------------------------------------------------------------------------
  Russell Midcap(R) Growth               -42.78%          6.87%          -42.78%
------------------------------------------------------------------------------------

 In a very difficult environment for growth stocks, the Harbor Mid Cap Growth Fund virtually matched the performance of its target index. The Fund began operations on November 1, 2000.
 - A slowing economy and declining corporate profits drove the U.S. equity market dramatically lower for the 12-month period ended October 31, 2001. Growth stocks, particularly technology and technology-related companies, experienced significant price declines. To make matters worse, the faltering economy, already on the verge of recession, was temporarily staggered by the tragic events of September 11.
 - Investments in the technology sector were the biggest detractor from the Fund's performance, as tech stocks, as a group, declined by more than 70%. However, investments in the health care, consumer discretionary, and energy sectors added value on a relative basis.
 - Strong stock selection and a slightly overweighted position in the health care sector, which declined less than other areas, added value during the period. Stock selection in the consumer discretionary sector also helped to offset losses in the technology sector. Finally, the portfolio was overweighted significantly in the energy sector, which delivered good relative performance.
 [HARBOR MID CAP GROWTH FUND GRAPH]

                                                                       MID CAP GROWTH                RUSSELL MIDCAP(R) GROWTH
                                                                       --------------                ------------------------
10/31/01                                                                   5640.00                           5721.88

                                                                                      10/31/2001  $10.19
    HARBOR GROWTH FUND                                           NET ASSET VALUE:     10/31/2000  $24.23

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor Growth Fund                     -53.96%          5.12%           7.11%
------------------------------------------------------------------------------------
  Russell Midcap(R) Growth               -42.78%          6.87%           10.58%
------------------------------------------------------------------------------------
  S&P 500                                -24.90%          10.04%          12.76%
------------------------------------------------------------------------------------

 In an extremely weak market for growth stocks, the Harbor Growth Fund underperformed the Russell Midcap(R) Growth index for the 12 months ended October 31, 2001.
 - The Fund's performance relative to the index was hurt by its overweighting in the information technology sector and by its underweighting in the more defensive consumer discretionary and health care sectors.
 - A steep decline in the level of investment in information technology resulted in disappointing earnings for many companies during the first half of the fiscal year. This had an adverse impact on the Fund, which focuses on technology-oriented businesses offering products and services designed to enhance productivity.
 - Stock prices in the information technology sector remained under pressure in the second half of the fiscal year, reflecting investor concerns about weakness in the sector and in the broader economy.
 [HARBOR GROWTH FUND GRAPH]

                                                                                                            RUSSELL MIDCAP(R)
                                                         GROWTH                      S&P 500                     GROWTH
                                                         ------                      -------                -----------------
10/31/92                                                 9252.47                    10995.50                    11004.60
10/31/93                                                11673.50                    12638.60                    13050.90
10/31/94                                                10705.60                    13127.30                    13382.80
10/31/95                                                13481.00                    16598.20                    16627.00
10/31/96                                                15481.50                    20597.40                    19611.30
10/31/97                                                18366.80                    27212.00                    24438.10
10/31/98                                                16763.00                    33195.80                    25032.40
10/31/99                                                29587.90                    41717.50                    34460.40
10/31/00                                                43175.80                    44258.70                    47788.00
10/31/01                                                19876.50                    33236.60                    27343.70

 The S&P 500 contains equities with large market capitalization without regard to style. The Russell
 Midcap(R) Growth index contains equities with smaller market capitalization and a growth style. Therefore, the Russell Midcap(R) Growth provides a more accurate representation in comparison to the Harbor Growth Fund.

represents past performance and is not predictive of future performance. The returns shown in the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost. For information on the risks associated with these Funds, please refer to the Harbor Fund prospectus.

                                                                                       10/31/2001  $9.72
    HARBOR SMALL CAP GROWTH FUND                                 NET ASSET VALUE:       10/31/2000   N/A

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor Small Cap Growth Fund            -2.80%           N/A            -2.80%
------------------------------------------------------------------------------------
  Russell 2000(R) Growth                 -31.50%          0.96%          -31.50%
------------------------------------------------------------------------------------

 In its first full year of operation, the Harbor Small Cap Growth Fund outperformed its target index by more than 28 percentage points. The fund was launched on November 1, 2000.
 - In an especially weak climate for small capitalization and aggressive growth stocks, the Fund utilized its disciplined investment style to manage risk. This process is designed to identify companies with relatively low price/earnings ratios compared with their projected growth rates. During the fiscal year, the Fund focused particularly on companies with the ability to grow earnings despite a slowing economy.
 - As expected, interest rates declined significantly in 2001, and the Fund's overweighted position in the financial sector contributed positively to performance throughout the fiscal year. Selected health care service providers achieved strong earnings numbers despite the slowing economy, which also contributed to the Fund's performance.
 - An overweighted position and favorable stock selection in the energy sector added value. Due to near-term weakness, the Fund reduced its exposure in the energy sector in the second half of the fiscal year. Longer term, however, the Fund believes that the sector's supply/demand outlook is strong and that energy will benefit when the economy turns.
 - Due to concerns about overcapacity in the technology sector, the portfolio remained significantly underweighted in that group. This contributed to its strong performance compared to the index.
 - Near the end of the fiscal year, the Fund began to add selectively in the technology and consumer sectors, where several stocks had declined to valuation levels that met its buy criteria. These companies are expected to benefit disproportionately from an economic upturn due to significant stimulus from government spending and lower interest rates.
 [HARBOR SMALL CAP GROWTH FUND GRAPH]

                                                                      SMALL CAP GROWTH                RUSSELL 2000(R) GROWTH
                                                                      ----------------                ----------------------
10/31/01                                                                   9720.00                           6849.76

                                                                                      10/31/2001   $8.44
    HARBOR INTERNATIONAL GROWTH FUND                             NET ASSET VALUE:     10/31/2000  $17.56

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor International Growth Fund       -45.53%          -6.06%          1.67%
------------------------------------------------------------------------------------
  EAFE Growth                            -30.82%          -2.54%          -0.02%
------------------------------------------------------------------------------------
  EAFE                                   -25.09%          0.53%           2.77%
------------------------------------------------------------------------------------

 The Harbor International Growth Fund posted a negative total return and underperformed the EAFE Growth index for the year ended October 31, 2001, reflecting widespread weakness in international equity markets. Since its inception on November 1, 1993, the Fund outperformed the EAFE Growth index. The Board of Trustees of Harbor Fund voted to replace the Fund's subadviser, Jennison Associates LLC (Jennison) with a new subadviser effective December 1, 2001. The new subadviser, Mastholm Asset Management LLC (Mastholm) began managing the Fund's portfolio on December 1, 2001 pursuant to a revised investment strategy reflecting Mastholm's investment approach. The discussion of the Fund's performance reflects only periods during which Jennison served as subadviser to the Fund.
 - Relatively heavy portfolio weightings in information technology and telecommunications stocks, consistent with the fund's growth-oriented investment style, detracted from its absolute performance and from its total return relative to the EAFE growth index.
 - During the course of the fiscal year, the fund increased its holdings of stocks of health care companies, which offered clearer near-term earnings visibility than companies in most other sectors. At the same time, it reduced its holdings in the information technology and telecommunications sectors.

 [HARBOR INTERNATIONAL GROWTH FUND GRAPH]

                                                      INTERNATIONAL
                                                         GROWTH                       EAFE                     EAFE GROWTH
                                                      -------------                   ----                     -----------
10/31/94                                                11536.20                    11009.40                    10319.90
10/31/95                                                12208.20                    10968.50                    10456.60
10/31/96                                                15609.50                    12117.00                    11354.20
10/31/97                                                16878.50                    12678.00                    11622.20
10/31/98                                                19741.10                    13900.80                    12948.50
10/31/99                                                21295.70                    17102.60                    15580.50
10/31/00                                                20958.50                    16607.50                    14435.30
10/31/01                                                11416.90                    12439.90                     9985.64

 The EAFE index contains both growth and value style equities. The EAFE Growth index contains only the growth portion of the EAFE index. Therefore, the EAFE Growth index provides a more accurate representation in comparison to the Harbor International Growth Fund.

                                                                                       10/31/2001  $7.39
    HARBOR GLOBAL EQUITY FUND                                    NET ASSET VALUE:       10/31/2000   N/A

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor Global Equity Fund                N/A             N/A           -26.10%
------------------------------------------------------------------------------------
  MSCI World                             -25.58%          4.81%          -23.51%
------------------------------------------------------------------------------------

 The Harbor Global Equity Fund slightly underperformed the MSCI World index during the nine months since its inception on February 1, 2001.
 During the initial nine-month reporting period since the Fund's inception, the worldwide economic slowdown worsened. As the outlook for global economic growth and corporate profitability continued to deteriorate, stock prices were pressured lower. The U.S. Federal Reserve implemented an aggressive series of interest rate cuts, followed by more modest cuts from European central banks, in efforts to stave off recession. However, the downward trend in economic activity and corporate earnings was aggravated as a result of the September terrorist attacks in the U.S.
 - The Fund continued to underweight technology stocks for most of the period, which benefited Fund performance. The outlook for technology stocks remains somewhat murky, as the sector's problems are structural as well as cyclical. However, as the Fund has found specific technology companies with sufficiently attractive fundamentals and valuations, they have been added to the portfolio.
 - In recent months, consumer discretionary stocks became an area of greater focus for the Fund. For most of the period, these stocks proved to be relatively resilient even though business conditions were less than optimal. However, this sector was one of the hardest hit following the events of September 11. Therefore, the Fund's overweight position in this sector detracted from performance for the period ended October 31.
 - Geographically, the Fund benefited from an overweight allocation to continental Europe and from its exposure to developing markets. Offsetting these benefits, however, was the performance of the Fund's holdings in Asia.
 [HARBOR GLOBAL EQUITY FUND GRAPH]

                                                                       GLOBAL EQUITY                        MSCI WORLD
                                                                       -------------                        ----------
10/31/01                                                                   7390.00                           7648.62

                                                                                      10/31/2001  $26.40
    HARBOR CAPITAL APPRECIATION FUND                             NET ASSET VALUE:     10/31/2000  $48.16

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor Capital Appreciation Fund       -35.23%          11.15%          14.42%
------------------------------------------------------------------------------------
  S&P 500                                -24.90%          10.04%          12.76%
------------------------------------------------------------------------------------

 The Harbor Capital Appreciation Fund underperformed the S&P 500 index for the 12 months ended October 31, 2001, reflecting a very difficult environment for equity securities in general and especially for growth stocks.
 - From a longer-term perspective, despite the very challenging conditions of the past 12 months, the Fund continued to outperform the index for the most recent five-year and 10-year periods.
 - The Fund's performance relative to the index was hurt by its overweighting in the information technology sector, especially in the first half of the fiscal year.
 - During the fiscal year, the Fund lowered its exposure in the information technology and telecommunications sectors, where stock prices remained under pressure as investors reacted to disappointing results and a lack of visibility in future earnings performance. At the same time, it increased its positions in industries such as financial services and health care, which historically have been somewhat more defensive holdings while still offering moderate growth potential.
 [HARBOR CAPITAL APPRECIATION FUND GRAPH]

                                                                    CAPITAL APPRECIATION                     S&P 500
                                                                    --------------------                     -------

10/31/92                                                                  11441.50                           10995.50

10/31/93                                                                  13748.10                           12638.60

10/31/94                                                                  14745.00                           13127.30

10/31/95                                                                  20012.90                           16598.20

10/31/96                                                                  22659.10                           20597.40

10/31/97                                                                  30754.30                           27212.00

10/31/98                                                                  35589.80                           33195.80

10/31/99                                                                  52882.20                           41717.50

10/31/00                                                                  59363.20                           44258.70

10/31/01                                                                  38448.70                           33236.60

                                                                                      10/31/2001  $10.00
    HARBOR INTERNATIONAL FUND II                                 NET ASSET VALUE:     10/31/2000  $14.28

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor International Fund II           -25.22%          2.96%           3.60%
------------------------------------------------------------------------------------
  EAFE                                   -25.09%          0.53%           0.38%
------------------------------------------------------------------------------------

 The Harbor International Fund II virtually matched the performance of the EAFE index for the 12 months ended October 31, 2001. The Fund outperformed the index for the latest five-year period and since its inception on June 1, 1996.
 - The Fund's performance for the fiscal year was helped by its investments in France and the United Kingdom. Total returns of its holdings in those countries exceeded those of the EAFE indices in France by 14.9% and the United Kingdom by 5.8%.
 - Negative performance against country benchmarks was registered in Japan (-10.6%), Switzerland (-10.3%), and Sweden (-8.3%).
 - The Fund's portfolio was helped by increases of 6% in the value of the euro and 10% in the value of the Swiss franc compared with the U.S. dollar. This was offset partially by an 11% decrease in the value of the Japanese yen. The British pound was flat.
 - Both the Fund and the index suffered double-digit declines in September 2001, as world markets reacted to the terrorist attacks in the U.S. The Fund was down 14.0% in the month while the index declined by 10.1%.
 [HARBOR INTERNATIONAL FUND II GRAPH]

                                                                      INTERNATIONAL II                         EAFE
                                                                      ----------------                         ----

10/31/96                                                                  10470.00                            9940.89

10/31/97                                                                  12212.40                           10401.10

10/31/98                                                                  11970.30                           11404.30

10/31/99                                                                  14887.00                           14031.10

10/31/00                                                                  16198.90                           13624.90

10/31/01                                                                  12112.80                           10205.80

                                                                                      10/31/2001  $28.65
    HARBOR INTERNATIONAL FUND                                    NET ASSET VALUE:     10/31/2000  $38.85

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor International Fund              -16.40%          5.59%           9.97%
------------------------------------------------------------------------------------
  EAFE                                   -25.09%          0.53%           4.03%
------------------------------------------------------------------------------------

 Favorable stock selection enabled the Harbor International Fund to outperform the EAFE index by more than eight percentage points for the fiscal year ended October 31, 2001. The Fund also continued to outperform the index by wide margins for the latest five-year and 10-year periods.
 - Solid performances by automobile, aluminum, tire, and glass companies enabled the Fund's position in France to significantly outperform the index in that country. Investments in tobacco stocks helped the Fund to outperform the EAFE country indices in the United Kingdom and Sweden.
 - On the negative side, total returns of the Fund's holdings in Japanese and Swiss stocks were below those of their respective EAFE country indices.
 - The Fund's portfolio was helped by increases of 6% in the value of the euro and 10% in the value of the Swiss franc compared with the U.S. dollar. This was offset partially by an 11% decrease in the value of the Japanese yen. The British pound was flat.
 - September 2001 was a significantly negative month for both the Fund (-10.4%) and the EAFE index (-10.1%), as world markets reacted to the terrorist attacks in the U.S.
 [HARBOR INTERNATIONAL FUND GRAPH]

                                                                       INTERNATIONAL                           EAFE
                                                                       -------------                           ----

10/31/92                                                                  9597.70                            8678.27

10/31/93                                                                 13389.50                           11928.90

10/31/94                                                                 15875.60                           13133.00

10/31/95                                                                 16679.50                           13084.20

10/31/96                                                                 19710.80                           14454.30

10/31/97                                                                 23507.30                           15123.50

10/31/98                                                                 25146.30                           16582.20

10/31/99                                                                 29836.90                           20401.60

10/31/00                                                                 30951.60                           19810.90

10/31/01                                                                 25876.80                           14839.50

                                                                                      10/31/2001  $13.01
    HARBOR LARGE CAP VALUE FUND                                  NET ASSET VALUE:     10/31/2000  $13.88

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor Large Cap Value Fund             -3.20%          9.84%           11.58%
------------------------------------------------------------------------------------
  Russell 1000(R) Value                  -11.86%          10.63%          13.57%
------------------------------------------------------------------------------------
  S&P 500                                -24.90%          10.04%          12.76%
------------------------------------------------------------------------------------

 The Harbor Large Cap Value Fund (formerly Harbor Value Fund) outperformed major stock indices by wide margins during a period of significant downward pressure on stock prices. The Fund's total return for the year ended October 31, 2001 exceeded that of the Russell 1000(R) Value index by more than eight percentage points and that of the S&P 500 index by more than 21 percentage points.
 - Effective September 20, 2001, the Fund's name was changed from Harbor Value Fund to Harbor Large Cap Value Fund. At the same time, Armstrong Shaw Associates Inc. assumed responsibility for management of the Fund.
 - While maintaining its objective of long-term total return with a value-oriented approach, the Fund implemented several changes in its investment strategies effective September 20, 2001. The Fund is now 100% actively managed, investing in 25 to 40 companies, typically with market capitalizations of $5 billion or more. Previously the Fund was 70% actively managed and 30% passively managed, with investments in more than 200 companies, primarily with market capitalizations of $500 million or more.
 - With its value-oriented investment style, the Fund benefited from a shift into more traditional defensive holdings, as investors reacted to disappointing results in the information technology sector.
 - Favorable stock selection in the materials, consumer discretionary, and financials sectors contributed to the Fund's superior performance compared to the Russell 1000(R) Value index. An overweighting in the materials sector and an underweighting in information technology also contributed to the Fund's favorable comparison to the index.



 [HARBOR LARGE CAP VALUE FUND GRAPH]

                                                     LARGE CAP VALUE                 S&P 500              RUSSELL 1000(R) VALUE
                                                     ---------------                 -------              ---------------------
10/31/92                                                10705.70                    10995.50                    11066.90
10/31/93                                                11988.90                    12638.60                    13850.60
10/31/94                                                12564.20                    13127.30                    13957.10
10/31/95                                                15205.20                    16598.20                    17401.60
10/31/96                                                18714.90                    20597.40                    21531.70
10/31/97                                                24531.50                    27212.00                    28677.10
10/31/98                                                26172.80                    33195.80                    32928.60
10/31/99                                                29993.70                    41717.50                    38370.60
10/31/00                                                30914.70                    44258.70                    40487.00
10/31/01                                                29925.20                    33236.60                    35684.40

 The S&P 500 contains equities with large market capitalization without regard to style. The Russell
 1000(R) Value index contains equities with large market capitalization and a value style. Therefore, the Russell
 1000(R) Value provides a more accurate representation in comparison to the Harbor Large Cap Value Fund.

                                                                                      10/31/2001  $12.05
    HARBOR BOND FUND                                             NET ASSET VALUE:     10/31/2000  $11.00

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
Fund/Index                                1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor Bond Fund                        15.35%          8.39%           8.60%
------------------------------------------------------------------------------------
  LB AGG                                  14.56%          8.03%           7.86%
------------------------------------------------------------------------------------

 During a time of severe economic and stock market weakness, the Harbor Bond Fund provided a source of stability for investors, posting a total return of 15.35% for the 12 months ended October 31, 2001. The Fund outperformed the Lehman Brothers Aggregate Index for the fiscal year and for the five-year and 10-year periods ended October 31, 2001.
 - The Fund reached a milestone in September as its net assets exceeded $1 billion for the first time. Net assets at October 31, 2001, were $1.04 billion, an increase of 44.5% in the 12-month period. The increase reflects both investment performance and new shareholder investments.
 - The Fund's portfolio was conservatively positioned in expectation of an extended period of economic weakness and continued monetary easing by the Federal Reserve. This posture served the Fund well both before and after the terrorist attacks of September 11.
 - The Fund continued to overweight its allocation to mortgage-backed securities, a strategy that enabled it to gain incremental yield. Performance also was enhanced by a continuation of the Fund's strategy to be underweight in corporate debt securities.
 - Falling interest rates provided a positive environment for debt securities, as the Federal Reserve reduced the Federal Funds rate by an aggregate of 400 basis points during the year ended October 31, 2001. The rate fell from 6.5% to 2.5% during that period.
 - In January 2001, the Harbor Bond Fund's manager, William Gross of Pacific Investment Management Company, was named by Morningstar as its Fixed Income Manager of the Year. It was the second time in the past three years that he has received this recognition.



 [HARBOR BOND FUND GRAPH]

                                                                            BOND                              LB AGG
                                                                            ----                              ------
10/31/92                                                                  11214.40                           10983.40
10/31/93                                                                  12782.20                           12287.10
10/31/94                                                                  12380.30                           11836.10
10/31/95                                                                  14183.20                           13688.20
10/31/96                                                                  15255.50                           14488.60
10/31/97                                                                  16622.80                           15777.00
10/31/98                                                                  18340.50                           17249.90
10/31/99                                                                  18497.20                           17341.80
10/31/00                                                                  19783.20                           18608.10
10/31/01                                                                  22820.50                           21317.20

                                                                                       10/31/2001  $8.69
    HARBOR SHORT DURATION FUND                                   NET ASSET VALUE:      10/31/2000  $8.51

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years          Since
                                                                        Inception
------------------------------------------------------------------------------------
  Harbor Short Duration Fund              7.73%           5.97%           5.62%
------------------------------------------------------------------------------------
  Salomon Treasury 1 YR CMI               8.46%           6.18%           5.59%
------------------------------------------------------------------------------------

 The 12 months ended October 31, 2001 rewarded fixed income investors as the steep decline in interest rates increased total return. The Harbor Short Duration Fund returned 7.73% during the period.
 - The Federal Reserve loosened monetary policy throughout 2001 and, subsequent to the events of September 11, implemented an even more aggressive easing in response to weakening economic conditions. From January 1 through October 31, the Federal Funds rate was reduced by an aggregate of 4 percentage points.
 - The weighted average maturity of obligations held by the Fund was shorter than that of the Salomon Treasury Constant Maturity index for the 12 months ended October 31, 2001. This was the principal reason for the difference between the Fund's total return and that of the index.
 - The Fund virtually matched the index for the latest five-year period and for the period since the Fund's inception on January 1, 1992. The target index bears no operating or transaction costs, while the Fund's total returns are net of such costs.
 - The Fund outperformed the average of its peer group, the Morningstar universe of taxable high quality, short duration fixed income funds, by 0.11% for the 12-month period. This was due principally to its holding of selected higher yielding, AAA-rated, asset-backed obligations. In addition, the weighted average maturity of securities in the Fund's portfolio was somewhat longer than that of the peer group average.
 [HARBOR SHORT DURATION FUND GRAPH]

                                                                       SHORT DURATION               SALOMON TREASURY 1 YR CMI
                                                                       --------------               -------------------------
10/31/92                                                                  10371.80                           10417.90
10/31/93                                                                  10909.20                           10825.60
10/31/94                                                                  11185.40                           11135.80
10/31/95                                                                  11948.70                           11930.00
10/31/96                                                                  12814.00                           12650.20
10/31/97                                                                  13515.60                           13428.20
10/31/98                                                                  14435.60                           14289.00
10/31/99                                                                  14967.20                           14882.00
10/31/00                                                                  15897.30                           15743.50
10/31/01                                                                  17126.90                           17075.20

 As of June 2001, the 1-YR Gvt index has been discontinued by Ibbotson Associates. The Salomon Treasury 1 YR CMI index has been selected as the replacement index. The
 Salomon Treasury 1 YR CMI index provides an accurate representation in comparison to the Harbor Short Duration
 Fund.

                                                                                       10/31/2001  $1.00
    HARBOR MONEY MARKET FUND                                     NET ASSET VALUE:      10/31/2000  $1.00

------------------------------------------------------------------------------------
                                           Total Return for Periods Ended 10/31/2001
------------------------------------------------------------------------------------
             Fund/Index                   1 year         5 years         10 years
------------------------------------------------------------------------------------
  Harbor Money Market Fund                4.83%           5.19%           4.65%
------------------------------------------------------------------------------------
  T-Bills                                 4.48%           5.10%           4.74%
------------------------------------------------------------------------------------
                                      Current Yield for Periods Ended 09/30/2001
--------------------------------------------------------------------------------
  Harbor Money Market Fund*              7 Days: 2.88%         30 Days: 3.05%
--------------------------------------------------------------------------------

 The Harbor Money Market Fund outperformed its target, the 90-day Treasury bill, for the 12 months ended October 31, 2001.
 - Yields generally fell during the period as the Federal Reserve continued to loosen monetary policy. The Federal Funds rate fell from 6.5% to 2.5% during the year ended October 31, 2001, reflecting this aggressive effort to combat the recessionary economic environment.
 - In anticipation of the Federal Reserve easing that subsequently began in January 2001, the Fund's strategy at the beginning of the fiscal year was to invest in longer-duration securities. This benefited the Fund's return by enabling it to lock in the higher yields existing at the time.
 - By the end of the fiscal year the maturities of the securities held by the Fund were substantially lower. This reflected a shift in strategy as rates for shorter-term securities were virtually the same as those for one-year securities and the potential for significant further rate cuts had diminished.
 - Compared to the average of its peer group, the Morningstar universe of taxable money market funds, the Fund returned an additional 60 basis points (six-tenths of a percentage point). This was due largely to the Fund's lower expense ratio and a weighted average maturity that was longer than that of the peer group average.
 An investment in the Harbor Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
 [HARBOR MONEY MARKET FUND GRAPH]

                                                                        MONEY MARKET                         T-BILLS
                                                                        ------------                         -------
10/31/92                                                                  10366.90                           10387.00
10/31/93                                                                  10645.20                           10707.70
10/31/94                                                                  11020.70                           11124.00
10/31/95                                                                  11644.50                           11766.50
10/31/96                                                                  12236.60                           12391.40
10/31/97                                                                  12861.70                           13046.90
10/31/98                                                                  13530.40                           13718.40
10/31/99                                                                  14182.90                           14360.90
10/31/00                                                                  15031.80                           15212.80
10/31/01                                                                  15758.00                           15893.80

------------
* Reflects the Adviser's agreement not to impose all or a portion of its advisory fees. Without such waivers the current 7-day and 30-day yields would have been 2.76% and 2.93%, respectively. The current yield more closely reflects the current earnings of the Harbor Money Market Fund than the total return.

REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Trustees of Harbor Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Harbor Fund (the Trust) (comprising, respectively, the Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor International Growth Fund, Harbor Global Equity Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Large Cap Value Fund (formerly Harbor Value Fund), Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund) as of October 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years in the period ended October 31, 1999 were audited by other auditors, whose report dated December 14, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Harbor Fund at October 31, 2001, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]
Boston, Massachusetts
December 14, 2001

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 0.1%)

    Commercial Services & Supplies
                                              0.6
    Media
                                              0.8
    Wireless Telecommunication Services
                                              0.9
    Computers & Peripherals
                                              1.1
    Air Freight & Couriers
                                              1.3
    Airlines
                                              1.3
    Electric Utilities
                                              1.5
    Health Care Providers & Services
                                              1.7
    Insurance
                                              3.4
    Textiles & Apparel
                                              3.5
    Electronic Equipment & Instruments
                                              3.9
    Pharmaceuticals
                                              4.2
    Software
                                              4.6
    Communications Equipment
                                              8.8
    Specialty Retail
                                              9.0
    Energy Equipment & Services
                                              11.8
    Semiconductor Equipment & Products
                                              20.5
    Biotechnology
                                              21.0

COMMON STOCKS--99.9%
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 AIR FREIGHT & COURIERS--1.3%
  2,900      Expeditors International of Washington Inc. ......  $  131
                                                                 ------
 AIRLINES--1.3%
  6,900      SKYWEST Inc. .....................................     126
                                                                 ------
BIOTECHNOLOGY--21.0%
  6,200      Abgenix Inc.*.....................................     185
  2,000      Alkermes Inc.*....................................      51
  8,500      Celgene Corp.*....................................     280
  4,200      Cephalon Inc.*....................................     265
  3,900      Genzyme Corp.*....................................     210
  4,300      Gilead Sciences Inc.*.............................     270
  3,800      Invitrogen Corp.*.................................     233
  7,700      Medarex Inc.*.....................................     159

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
  5,800      Medimmune Inc.*...................................  $  228
  3,700      OSI Pharmaceuticals Inc.*.........................     169
                                                                 ------
                                                                  2,050
                                                                 ------
COMMERCIAL SERVICES & SUPPLIES--0.6%
  3,800      CheckFree Corp.*..................................      54
                                                                 ------
COMMUNICATIONS EQUIPMENT--8.8%
  5,600      Brocade Communication Systems Inc.*...............     138
  6,000      CIENA Corp.*......................................      98
 12,100      Enterasys Networks Inc.*..........................      96
 11,600      Finisar Corp.*....................................      91
  5,900      Harris Corp. .....................................     202
  2,500      Juniper Networks Inc.*............................      56
  3,300      Oni Systems Inc.*.................................      16
 10,400      Powerwave Technologies Inc.*......................     159
                                                                 ------
                                                                    856
                                                                 ------
COMPUTERS & PERIPHERALS--1.1%
  3,000      NCR Corp.*........................................     106
                                                                 ------
ELECTRIC UTILITIES--1.5%
  5,700      Calpine Corp.*....................................     141
                                                                 ------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
  2,000      Celestica Inc.*...................................      69
  3,800      Intersil Holding Corp. Cl. A*.....................     124
  6,100      Sanmina Corp.*....................................      92
  4,600      SCI Systems Inc.*.................................      93
                                                                 ------
                                                                    378
                                                                 ------
ENERGY EQUIPMENT & SERVICES--11.8%
  6,300      BJ Services Co.*..................................     161
  2,400      Cooper Cameron Corp.*.............................      94
  6,900      Global Industries Ltd.*...........................      49
  6,400      Grant Prideco Inc.*...............................      58
  3,500      Nabors Industries Inc.*...........................     108
  5,700      National-Oilwell Inc.*............................     106
  6,000      Patterson-UTI Energy Inc.*........................     108
  5,100      Precision Drilling Corp.*.........................     129
  7,500      Pride International Inc.*.........................      96
  4,750      Transocean Sedco Forex Inc. ......................     143
  3,000      Weatherford International Inc.*...................     103
                                                                 ------
                                                                  1,155
                                                                 ------
HEALTH CARE PROVIDERS & SERVICES--1.7%
 12,600      Caremark Rx Inc.*.................................     169
                                                                 ------
INSURANCE--3.4%
  8,310      Fidelity National Financial Inc. .................     191
  8,500      First American Corp. .............................     142
                                                                 ------
                                                                    333
                                                                 ------
MEDIA--0.8%
  4,400      USA Networks Inc.*................................      81
                                                                 ------
PHARMACEUTICALS--4.2%
  1,700      Barr Laboratories Inc.*...........................     124
  6,500      Sicor Inc.*.......................................     122
  3,500      Watson Pharmaceuticals Inc.*......................     167
                                                                 ------
                                                                    413
                                                                 ------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--20.5%
  8,800      Applied Micro Circuits Corp*......................      97
 12,900      Atmel Corp.*......................................     103
  3,200      Cree Inc.*........................................      57
  6,800      Cypress Semiconductor Corp.*......................     134
  4,200      Elantec Semiconductor Inc.*.......................     137
  3,600      Integrated Device Technology Inc.*................     100

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
    900      KLA-Tencor Corp.*.................................  $   37
  8,000      Lattice Semiconductor Corp.*......................     140
  7,300      LSI Logic Corp.*..................................     124
  3,400      Micrel Inc.*......................................      86
  5,100      Microchip Technology Inc.*........................     159
  3,200      National Semiconductor Corp.*.....................      83
  3,700      Novellus Systems Inc.*............................     122
  3,800      QLogic Corp.*.....................................     150
  5,500      RF Micro Devices Inc.*............................     112
  3,300      Semtech Corp.*....................................     125
  3,700      Teradyne Inc.*....................................      85
  3,900      TriQuint Semiconductor Inc.*......................      69
  8,100      Vitesse Semiconductor Corp.*......................      76
                                                                 ------
                                                                  1,996
                                                                 ------
SOFTWARE--4.6%
  5,900      Citrix Systems Inc.*..............................     138
  1,000      Electronic Arts Inc.*.............................      51
  1,100      NVIDIA Corp.*.....................................      48
  6,600      Smartforce plc ADR(1)*............................     109
  3,700      Veritas Software Corp.*...........................     105
                                                                 ------
                                                                    451
                                                                 ------
SPECIALTY RETAIL--9.0%
  7,900      Abercrombie & Fitch Co. Cl. A*....................     149
  8,000      Bed Bath & Beyond Inc.*...........................     201
  4,200      CDW Computer Centers Inc.*........................     193
 14,600      Foot Locker Inc.*.................................     212
  5,200      Tiffany & Co. ....................................     122
                                                                 ------
                                                                    877
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
TEXTILES & APPAREL--3.5%
  5,800      Jones Apparel Group Inc.*.........................  $  160
  8,100      Polo Ralph Lauren Corp. Cl. A*....................     178
                                                                 ------
                                                                    338
                                                                 ------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
  7,300      Crown Castle International Corp.*.................      85
                                                                 ------
TOTAL COMMON STOCKS
  (Cost $11,963)...............................................   9,740
                                                                 ------

SHORT-TERM INVESTMENT--1.7%
(Cost $165)
PRINCIPAL
AMOUNT
(000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated October 31, 2001 due November 1,
               2001 at 1.00% collateralized by a U.S. Treasury
               Bill 5.50% August 15, 2028, par value of $165
               (repurchase proceeds of $165 when closed on
 $  165        November 1, 2001)...............................     165
                                                                 ------
TOTAL INVESTMENTS--101.6%
  (Cost $12,128)...............................................   9,905
CASH AND OTHER ASSETS, LESS LIABILITIES--(1.6%)................    (153)
                                                                 ------
TOTAL NET ASSETS--100.0%.......................................  $9,752
                                                                 ======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash, convertible bond and short-term investments of 9.3%)

    Auto Components
                                              0.4
    Hotels Restaurants & Leisure
                                              1.1
    Wireless Telecommunication Services
                                              1.2
    Electric Utilities
                                              1.3
    Machinery
                                              1.7
    Multiline Retail
                                              4.1
    Health Care Providers & Services
                                              4.4
    Computers & Peripherals
                                              5.3
    Health Care Equipment & Supplies
                                              5.8
    Pharmaceuticals
                                              6.5
    Internet Software & Services
                                              8.0
    Electronic Equipment & Instruments
                                              8.1
    Communications Equipment
                                              8.4
    Commercial Services & Supplies
                                              8.6
    Semiconductor Equipment & Products
                                              9.6
    Software
                                              16.2

COMMON STOCKS--90.7%
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 AUTO COMPONENTS--0.4%
  70,000     Tower Automotive Inc.*..........................  $    428
                                                               --------
 COMMERCIAL SERVICES & SUPPLIES--8.6%
 140,000     DiamondCluster International Inc. Cl. A*........     1,442
 450,000     ProsoftTraining.com*............................       198
 200,000     QRS Corp.*......................................     1,940
 200,000     Renaissance Learning Inc.*......................     6,542
                                                               --------
                                                                 10,122
                                                               --------
COMMUNICATIONS EQUIPMENT--8.4%
 290,000     Aspect Communications Corp.*....................       650
 210,000     Comverse Technology Inc.*.......................     3,950
 150,000     JDS Uniphase Corp.*.............................     1,199
 190,000     Proxim Inc.*....................................     1,286
 440,000     Symmetricom Inc.*...............................     2,464
 350,000     Verilink Corp.*.................................       353
                                                               --------
                                                                  9,902
                                                               --------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.3%
 175,000     EMC Corp.*......................................  $  2,156
   7,361     McDATA Corp. Cl. A*.............................       108
 300,000     Network Appliance Inc.*.........................     3,990
                                                               --------
                                                                  6,254
                                                               --------
ELECTRIC UTILITIES--1.3%
 110,800     AES Corp.*......................................     1,535
                                                               --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--8.1%
 280,000     Checkpoint Systems Inc.*........................     2,929
 280,000     LoJack Corp.*...................................     1,498
 415,000     Pinnacle Systems Inc.*..........................     1,789
 230,000     Planar Systems Inc.*............................     3,344
                                                               --------
                                                                  9,560
                                                               --------
HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
 250,000     Kensey Nash Corp.*..............................     4,687
 130,000     Molecular Devices Corp.*........................     2,105
                                                               --------
                                                                  6,792
                                                               --------
HEALTH CARE PROVIDERS & SERVICES--4.4%
 130,000     Health Management Associates Inc. Cl. A*........     2,534
 105,000     Orthodontic Centers of America Inc.*............     2,649
                                                               --------
                                                                  5,183
                                                               --------
HOTELS RESTAURANTS & LEISURE--1.1%
  60,000     Carnival Corp. .................................     1,307
                                                               --------
INTERNET SOFTWARE & SERVICES--8.0%
 200,000     Accrue Software Inc.*...........................        78
 100,000     Netegrity Inc.*.................................     1,174
 200,000     Secure Computing Corp.*.........................     3,270
 130,000     Sonicwall Inc.*.................................     1,846
 150,000     Stellent Inc.*..................................     3,075
                                                               --------
                                                                  9,443
                                                               --------
MACHINERY--1.7%
 200,000     Flow International Corp.*.......................     1,958
                                                               --------
MULTILINE RETAIL--4.1%
  67,500     Dollar Tree Stores Inc.*........................     1,517
 100,000     TJX Cos. Inc. ..................................     3,380
                                                               --------
                                                                  4,897
                                                               --------
PHARMACEUTICALS--6.5%
  85,517     Elan Corp. plc ADR(1)*..........................     3,904
 150,000     K-V Pharmaceutical Co. Cl. A*...................     3,790
                                                               --------
                                                                  7,694
                                                               --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.6%
 200,000     ATMI Inc.*......................................     3,812
  97,725     Maxim Integrated Products Inc.*.................     4,471
 172,605     TriQuint Semiconductor Inc.*....................     3,052
                                                               --------
                                                                 11,335
                                                               --------
SOFTWARE--16.2%
  23,800     Ansoft Corp.*...................................       424
 220,000     Documentum Inc.*................................     3,249
 150,000     Innoveda Inc.*..................................       183
 500,000     Legato Systems Inc.*............................     4,195
 270,000     MRO Software Inc.*..............................     3,564
 160,000     SERENA Software Inc.*...........................     2,586
  50,000     Symantec Corp.*.................................     2,749
 150,000     Wind River Systems Inc.*........................     2,151
                                                               --------
                                                                 19,101
                                                               --------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.2%
 180,000     Nextel Communications Inc. Cl. A*...............  $  1,431
                                                               --------
TOTAL COMMON STOCKS
  (Cost $145,014)............................................   106,942
                                                               --------

CONVERTIBLE BOND--1.1%
(Cost $2,716)
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             SystemOne Technologies Inc.
 $ 2,714       8.250%--02/23/2003 PIK(2).....................     1,357
                                                               --------
SHORT-TERM INVESTMENTS--8.4%
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
 COMMERCIAL PAPER
             American Express Credit Corp. Yrs 1&2
 $ 2,335       2.380%--11/01/2001............................  $  2,335
   1,610       2.460%--11/02/2001............................     1,610
                                                               --------
                                                                  3,945
                                                               --------
             Chevron USA Inc. Yrs 1&2
   2,884       2.440%--11/06/2001............................     2,884
             General Electric Capital Corp.
   3,103       2.480%--11/05/2001............................     3,103
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,932)..............................................     9,932
                                                               --------
TOTAL INVESTMENTS--100.2%
  (Cost $157,662)............................................   118,231
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.2%)..............      (280)
                                                               --------
TOTAL NET ASSETS--100.0%.....................................  $117,951
                                                               ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2  PIK--Payment-in-kind security.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 19.1%)

    Communications Equipment
                                              1.2
    Internet Software & Services
                                              1.3
    Software
                                              1.3
    Electronic Equipment & Instruments
                                              1.4
    Metals & Mining
                                              1.4
    Diversified Financials
                                              1.5
    Pharmaceuticals
                                              1.8
    Oil & Gas
                                              2.0
    Semiconductor Equipment & Products
                                              3.2
    Specialty Retail
                                              3.5
    Hotels Restaurants & Leisure
                                              4.1
    Banks
                                              4.2
    Health Care Equipment & Supplies
                                              4.9
    Insurance
                                              5.7
    Biotechnology
                                              5.8
    Energy Equipment & Services
                                              8.3
    Media
                                              9.3
    Commercial Services & Supplies
                                              9.6
    Health Care Providers & Services
                                              10.4

COMMON STOCKS--80.9%
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 BANKS--4.2%
 12,400      Greater Bay Bancorp..............................  $   283
  8,700      Southwest Bancorporation of Texas Inc.*..........      250
  6,800      UCBH Holdings Inc. ..............................      197
                                                                -------
                                                                    730
                                                                -------
 BIOTECHNOLOGY--5.8%
  7,600      Albany Molecular Research Inc.*..................      211
  9,700      Celgene Corp.*...................................      319
 36,400      Regeneration Technologies Inc.*..................      396
 10,600      Sequenom Inc.*...................................       79
                                                                -------
                                                                  1,005
                                                                -------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--9.6%
  3,600      Administaff Inc.*................................  $    81
  8,800      Career Education Corp.*..........................      229
  7,400      DeVry Inc.*......................................      199
 10,700      Digitalthink Inc.*...............................       89
  6,400      National Data Corp. .............................      225
 15,000      Republic Services Inc. Cl. A.....................      246
  4,700      Stericycle Inc.*.................................      226
 12,400      Waste Connections Inc.*..........................      362
                                                                -------
                                                                  1,657
                                                                -------
COMMUNICATIONS EQUIPMENT--1.2%
 11,300      Advanced Fibre Communications Inc.*..............      211
                                                                -------
DIVERSIFIED FINANCIALS--1.5%
 10,000      Indymac Bancorp Inc.*............................      257
                                                                -------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
 20,500      Therma-Wave Inc.*................................      249
                                                                -------
ENERGY EQUIPMENT & SERVICES--8.3%
 13,900      Helmerich & Payne Inc. ..........................      422
  5,100      SEACOR Smit Inc.*................................      202
 36,800      Superior Energy Services Inc.*...................      291
 15,900      Varco International Inc.*........................      238
 14,300      W-H Energy Services Inc.*........................      288
                                                                -------
                                                                  1,441
                                                                -------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
 25,500      Alliance Imaging Inc. ...........................      312
 10,000      Meridian Medical Technologies Inc.*..............      219
 11,000      Wilson Greatbatch Technologies Inc.*.............      316
                                                                -------
                                                                    847
                                                                -------
HEALTH CARE PROVIDERS & SERVICES--10.4%
 15,100      Manor Care Inc.*.................................      353
 45,000      PSS World Medical Inc.*..........................      406
 25,100      Quintiles Transnational Corp.*...................      398
 18,000      Select Medical Corp.*............................      315
 18,800      UroCor Inc.*.....................................      335
                                                                -------
                                                                  1,807
                                                                -------
HOTELS RESTAURANTS & LEISURE--4.1%
  9,000      CEC Entertainment Inc.*..........................      349
 17,300      Extended Stay America Inc.*......................      234
 10,400      Six Flags Operations Inc.*.......................      123
                                                                -------
                                                                    706
                                                                -------
 INSURANCE--5.7%
  4,600      Everest Reinsurance Holdings Inc. ...............      308
  8,000      Philadelphia Consolidated Holdings Corp. ........      314
  3,800      RenaissanceRe Holdings Ltd. .....................      367
                                                                -------
                                                                    989
                                                                -------
INTERNET SOFTWARE & SERVICES--1.3%
 14,000      Forrester Research Inc.*.........................      226
                                                                -------
MEDIA--9.3%
 30,000      Boron, LePore & Associates Inc.*.................      386
 27,400      Entravision Communications Corp.*................      290
  8,200      Information Holdings Inc.*.......................      180
 14,700      Insight Communications Co. Inc. Cl. A*...........      301
 13,300      Mediacom Communications Corp. Cl. A*.............      178
 38,000      Sinclair Broadcast Group Inc. Cl. A*.............      280
                                                                -------
                                                                  1,615
                                                                -------
METALS & MINING--1.4%
 11,300      Arch Coal Inc. ..................................      249
                                                                -------

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 OIL & GAS--2.0%
 45,500      Chesapeake Energy Corp.*.........................  $   330
                                                                -------
PHARMACEUTICALS--1.8%
 21,200      Salix Pharmaceuticals Ltd.*......................      304
                                                                -------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
  8,200      Alpha Industries Inc.*...........................      191
 12,000      Varian Semiconductor Equipment Associates
               Inc.*..........................................      360
                                                                -------
                                                                    551
                                                                -------
SOFTWARE--1.3%
 13,900      Smartforce plc ADR(1)*...........................      229
                                                                -------
SPECIALTY RETAIL--3.5%
  6,900      Cost Plus Inc.*..................................      134
 14,000      Guitar Center Inc.*..............................      193
 10,800      Williams-Sonoma Inc.*............................      280
                                                                -------
                                                                    607
                                                                -------
TOTAL COMMON STOCKS
  (Cost $13,955)..............................................   14,010
                                                                -------

SHORT-TERM INVESTMENT--19.6%
(Cost $3,398)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                          (000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated October 31, 2001 due November 1,
               2001 at 1.00% collateralized by a U.S. Treasury
               Bill 5.50% August 15, 2028, par value of $3,330
               (repurchase proceeds of $3,398 when closed on
 $3,398        November 1, 2001)..............................  $ 3,398
                                                                -------
TOTAL INVESTMENTS--100.5%
  (Cost $17,353)..............................................   17,408
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.5%)...............      (91)
                                                                -------
TOTAL NET ASSETS--100.0%......................................  $17,317
                                                                =======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investments of 11.6%)

    Singapore (SGP)
                                              1.0
    Finland (FIN)
                                              1.8
    Denmark (DEN)
                                              2.1
    Japan (JP)
                                              2.7
    Spain (SP)
                                              4.3
    Switzerland (SWS)
                                              4.9
    Australia (AUS)
                                              5.2
    Netherlands (NET)
                                              6.8
    Germany (GER)
                                              7.4
    Hong Kong (HK)
                                              7.8
    France (FR)
                                              15.6
    United Kingdom (UK)
                                              28.8

COMMON STOCKS--88.4%
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
AUTOMOBILES--2.8%
    43,462    Porsche AG Pfd. (GER).........................  $ 12,119
                                                              --------
BANKS--6.7%
 1,063,389    Banco Bilbao Vizcaya Argentaria SA (SP).......    11,889
   758,852    DBS Group Holdings Ltd. (SGP).................     4,329
   548,226    Royal Bank of Scotland Group plc (UK).........    13,101
                                                              --------
                                                                29,319
                                                              --------
BEVERAGES--2.6%
 1,157,194    Diageo plc (UK)...............................    11,541
                                                              --------
BIOTECHNOLOGY--4.9%
    27,261    Serono SA Cl. B (SWS).........................    21,521
                                                              --------
COMMERCIAL SERVICES & SUPPLIES--7.0%
 4,124,091    Brambles Industries Ltd. (AUS)................    22,590
 1,266,422    The Capita Group plc (UK).....................     8,003
                                                              --------
                                                                30,593
                                                              --------
COMMUNICATIONS EQUIPMENT--1.8%
   375,590    Nokia Oyj Series A (FIN)......................     7,848
                                                              --------
DISTRIBUTORS--4.3%
19,858,200    Li & Fung Ltd. (HK)...........................    18,967
                                                              --------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
 3,092,304    COLT Telecom Group plc (UK)...................     5,278
   595,500    Telefonica SA (SP)*...........................     7,145
                                                              --------
                                                                12,423
                                                              --------
ELECTRIC UTILITIES--0.9%
 1,217,066    International Power plc (UK)..................     3,907
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.4%
17,217,200    Johnson Electric Holdings Ltd. (HK)...........  $ 15,010
                                                              --------
FOOD & DRUG RETAILING--2.8%
   434,418    Koninklijke Ahold NV (NET)....................    12,215
                                                              --------
HOUSEHOLD PRODUCTS--2.5%
   793,929    Reckitt Benckiser plc (UK)....................    11,072
                                                              --------
INSURANCE--0.4%
              Muenchener Ruckversicherungs-Ges
     5,900      AG--Registered (GER)........................     1,558
                                                              --------
IT CONSULTING & SERVICES--5.4%
   199,804    Altran Technologies (FR)......................     9,165
 1,334,836    Logica plc (UK)...............................    14,427
                                                              --------
                                                                23,592
                                                              --------
MEDIA--12.2%
 1,366,042    Pearson plc (UK)..............................    16,332
 2,403,503    Reed International plc (UK)...................    19,658
              Verenigde Nederlandse Uitgeversbedrijven NV
   597,871      (NET).......................................    17,423
                                                              --------
                                                                53,413
                                                              --------
OIL & GAS--3.8%
   119,180    Total Fina Elf SA (FR)........................    16,723
                                                              --------
PHARMACEUTICALS--11.8%
   281,475    Aventis SA (FR)...............................    20,697
   228,991    Novo Nordisk AS Series B (DEN)................     9,279
   328,014    Sanofi Synthelabo (FR)........................    21,611
                                                              --------
                                                                51,587
                                                              --------
SOFTWARE--4.3%
   179,668    SAP AG (GER)..................................    18,584
                                                              --------
WIRELESS TELECOMMUNICATION SERVICES--7.9%
       885    NTT DoCoMo Inc. (JP)..........................    11,988
 9,738,252    Vodafone Group plc (UK).......................    22,493
                                                              --------
                                                                34,481
                                                              --------
TOTAL COMMON STOCKS
  (Cost $481,724)...........................................   386,473
                                                              --------

SHORT-TERM INVESTMENTS--10.1%
PRINCIPAL
  AMOUNT
  (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
              American Express Credit Corp.
$   21,000      2.580%--11/01/2001..........................    21,000
              Chevron USA Inc. Yrs 1&2
     2,164      2.500%--11/01/2001..........................     2,164
              General Electric Capital Corp.
    21,000      2.560%--11/01/2001..........................    21,000
                                                              --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $44,164)............................................    44,164
                                                              --------
TOTAL INVESTMENTS--98.5%
  (Cost $525,888)...........................................   430,637
CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%...............     6,564
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $437,201
                                                              ========

------------

*  Non-income producing security.



    The accompanying notes are an integral part of the financial statements.

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 8.4%)

    Israel (IL)
                                              0.2
    Portugal (PORT)
                                              0.3
    Spain (SP)
                                              0.3
    Finland (FIN)
                                              0.4
    South Korea (S. KOR)
                                              0.4
    Singapore (SGP)
                                              0.5
    Taiwan (TWN)
                                              0.5
    Belgium (BEL)
                                              0.6
    Brazil (BR)
                                              0.6
    Canada (CAN)
                                              0.6
    Hong Kong (HK)
                                              0.6
    Denmark (DEN)
                                              0.7
    Ireland (IE)
                                              0.9
    Mexico (MEX)
                                              1.0
    Italy (IT)
                                              1.4
    Switzerland (SWS)
                                              2.4
    Germany (GER)
                                              2.9
    Netherlands (NET)
                                              3.6
    France (FR)
                                              4.5
    Japan (JP)
                                              5.3
    United Kingdom (UK)
                                              10.2
    United States (US)
                                              53.7

COMMON STOCKS--91.6%
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.0%
             Embraer-Empresa Bras de Aeronautica Pfd. ADR
  1,200        (BR)(1).........................................  $   21
    600      General Dynamics Corp. (US).......................      49
                                                                 ------
                                                                     70
                                                                 ------
 AIR FREIGHT & COURIERS--0.3%
  1,000      Yamato Transport Co. Ltd. (JP)....................      19
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
AUTOMOBILES--1.8%
    600      Bayerische Motoren Werke AG (GER).................  $   18
    900      Ford Motor Co. (US)...............................      14
  1,000      Honda Motor Co. Ltd. (JP).........................      36
  9,000      Nissan Motor Co. (JP).............................      40
    400      Peugeot SA (FR)...................................      16
                                                                 ------
                                                                    124
                                                                 ------
BANKS--7.8%
  2,200      Allied Irish Banks plc (IE).......................      21
  1,400      Bank of America Corp. (US)........................      83
  2,900      Bank of Ireland (IE)..............................      26
    500      BNP Paribas (FR)..................................      42
  2,500      Dexia (BEL).......................................      38
    700      HSBC Holdings plc ADR (UK)(1).....................      38
  3,300      HSBC Holdings plc (UK)............................      36
 10,200      IntesaBCI SpA (IT)................................      24
     40      Julius Baer Holding Ltd. (SWS)....................      12
  1,300      Royal Bank of Canada (CAN)........................      39
  2,100      Royal Bank of Scotland Group plc (UK).............      50
  2,800      Standard Chartered plc (UK).......................      28
    600      UBS AG ADR (SWS)(1)...............................      28
    660      UBS AG--Registered (SWS)..........................      31
  1,100      Uniao de Bancos Brasileiro SA (BR)................      17
    450      Washington Mutual Inc. (US).......................      14
                                                                 ------
                                                                    527
                                                                 ------
BEVERAGES--0.6%
    800      Pepsico Inc. (US).................................      39
                                                                 ------
BIOTECHNOLOGY--1.2%
  1,400      Amgen Inc. (US)*..................................      80
                                                                 ------
BUILDING PRODUCTS--0.2%
    300      American Standard Cos. Inc. (US)*.................      17
                                                                 ------
CHEMICALS--2.1%
  1,800      Akzo Nobel NV ADR (NET)(1)........................      74
    200      Akzo Nobel NV (NET)...............................       8
  1,200      Praxair Inc. (US).................................      57
                                                                 ------
                                                                    139
                                                                 ------
COMMERCIAL SERVICES & SUPPLIES--0.6%
    600      First Data Corp. (US).............................      41
                                                                 ------
COMMUNICATIONS EQUIPMENT--1.1%
  1,600      Cisco Systems Inc. (US)...........................      27
  1,200      Nokia Oyj ADR (FIN)(1)............................      25
    400      QUALCOMM Inc. (US)................................      20
                                                                 ------
                                                                     72
                                                                 ------
COMPUTERS & PERIPHERALS--2.2%
    900      EMC Corp. (US)*...................................      11
  1,000      International Business Machines Corp. (US)........     108
  3,000      NEC Corp. (JP)....................................      27
                                                                 ------
                                                                    146
                                                                 ------
CONSTRUCTION & ENGINEERING--0.2%
    300      Fluor Corp. New (US)..............................      11
                                                                 ------
CONSTRUCTION MATERIALS--0.7%
    150      Holcim SA--Bearer (SWS)...........................      29
    250      Lafarge SA--Bearer (FR)...........................      22
                                                                 ------
                                                                     51
                                                                 ------
DIVERSIFIED FINANCIALS--6.7%
    600      American Express Co. (US).........................      18
  1,000      AMVESCAP plc ADR (UK)(1)..........................      24
  2,400      AMVESCAP plc (UK).................................      29

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
  4,000      Citigroup Inc. (US)...............................  $  182
  4,000      Daiwa Securities Group Inc. (JP)..................      26
    400      Goldman Sachs Group Inc. (US).....................      31
  1,600      ING Groep NV ADR (NET)(1).........................      40
    800      ING Groep NV (NET)................................      20
    300      Merrill Lynch & Co. Inc. (US).....................      13
  3,000      Nomura Securities Co. Ltd. (JP)...................      39
  6,000      Sumitomo Trust & Banking Co. Ltd. (JP)............      33
                                                                 ------
                                                                    455
                                                                 ------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
    500      Korea Telecom Corp. ADR (S. KOR)(1)...............      10
  2,700      Portugal Telecom SGPS SA--Registered (PORT).......      21
  1,500      SBC Communications Inc. (US)......................      57
  1,000      Telefonos de Mexico SA de CV ADR (MEX)(1).........      34
  1,200      Verizon Communications (US).......................      60
  2,300      WorldCom Inc. (US)................................      31
                                                                 ------
                                                                    213
                                                                 ------
ELECTRIC UTILITIES--1.3%
    700      Calpine Corp. (US)................................      17
    900      Duke Energy Corp. (US)............................      35
    400      E. On AG (DEN)....................................      21
    600      Reliant Energy Inc. (US)..........................      17
                                                                 ------
                                                                     90
                                                                 ------
ENERGY EQUIPMENT & SERVICES--1.0%
  1,100      Baker Hughes Inc. (US)............................      39
    600      Schlumberger Ltd. (US)............................      29
                                                                 ------
                                                                     68
                                                                 ------
FOOD & DRUG RETAILING--1.2%
    612      Koninklijke Ahold NV ADR (NET)(1).................      17
  2,200      Koninklijke Ahold NV (NET)........................      62
                                                                 ------
                                                                     79
                                                                 ------
FOOD PRODUCTS--0.9%
    600      Nestle SA ADR (SWS)(1)............................      31
    160      Nestle SA--Registered (SWS).......................      33
                                                                 ------
                                                                     64
                                                                 ------
GAS UTILITIES--1.2%
  1,400      Kinder Morgan Inc. (US)...........................      69
    600      Sempra Energy (US)................................      14
                                                                 ------
                                                                     83
                                                                 ------
HEALTH CARE PROVIDERS & SERVICES--0.6%
    200      Cardinal Health Inc. (US).........................      13
    400      Fresenius Medical Care AG (DEN)...................      25
                                                                 ------
                                                                     38
                                                                 ------
HOTELS RESTAURANTS & LEISURE--2.8%
  1,790      Carnival Corp. (US)...............................      39
 10,400      Compass Group plc (UK)............................      76
 12,500      Hilton Group plc (UK).............................      32
  5,800      P&O Princess Cruises plc (UK).....................      21
  2,100      Six Continents plc (UK)...........................      19
                                                                 ------
                                                                    187
                                                                 ------
HOUSEHOLD DURABLES--0.5%
  1,900      Sega Corp. (JP)...................................      37
                                                                 ------
HOUSEHOLD PRODUCTS--0.8%
    700      Procter & Gamble Co. (US).........................      52
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.4%
  4,600      General Electric Co. (US).........................  $  167
  4,000      Hitachi Ltd. (JP).................................      27
    700      Tyco International Ltd. (US)......................      34
                                                                 ------
                                                                    228
                                                                 ------
INSURANCE--5.8%
    800      Aegon NV (NET)....................................      20
    700      AFLAC Inc. (US)...................................      17
    100      Allianz AG--Registered (GER)......................      24
    800      Allstate Corp. (US)...............................      25
    900      American International Group Inc. (US)............      71
  1,500      Assicurazioni Generali SpA (IT)...................      41
  1,300      Hartford Financial Services Group Inc. (US).......      70
    800      Lincoln National Corp. (US).......................      34
             Muenchener Ruckversicherungs-Ges AG--Registered
    250        (GER)...........................................      66
  2,100      Riunione Adriatica di Sicurta SpA (IT)............      25
                                                                 ------
                                                                    393
                                                                 ------
INTERNET SOFTWARE & SERVICES--0.2%
    500      Check Point Software Technologies Ltd. (IL)*......      15
                                                                 ------
IT CONSULTING & SERVICES--1.2%
  1,200      Accenture Ltd. Cl. A (US).........................      21
    900      Electronic Data Systems Corp. (US)................      58
    100      Tietoenator Ojy (FIN).............................       2
                                                                 ------
                                                                     81
                                                                 ------
MACHINERY--0.9%
    600      Caterpillar Inc. (US).............................      27
 10,000      Mitsubishi Heavy Industries Ltd. (JP).............      34
                                                                 ------
                                                                     61
                                                                 ------
MEDIA--6.2%
  2,600      AOL Time Warner Inc. (US)*........................      81
  1,000      Clear Channel Communications Inc. (US)*...........      38
    800      Comcast Corp. Cl. A (US)..........................      29
    900      Disney (Walt) Co. (US)............................      17
  1,100      Grupo Televisa SA de CV ADR (MEX)(1)..............      33
  1,300      Liberty Media Corp. Series A (US).................      15
    900      Mediaset SpA (IT).................................       6
    800      New York Times Co. Cl. A (US).....................      33
    400      Omnicom Group Inc. (US)...........................      31
  1,300      Pearson plc ADR (UK)(1)...........................      16
    200      Reed International plc ADR (UK)(1)................       7
  4,200      Reed International plc (UK).......................      34
    900      Sogecable SA (SP).................................      20
    700      Viacom Inc. Cl. B (US)............................      26
    500      Vivendi Universal SA ADR (FR)(1)..................      23
    200      Vivendi Universal SA (FR).........................       9
                                                                 ------
                                                                    418
                                                                 ------
METALS & MINING--3.1%
  3,000      Alcoa Inc. (US)...................................      97
  1,300      Johnson Matthey Public Ltd. Co. (UK)..............      17
    800      Nucor Corp. (US)..................................      33
    300      Pechiney SA ADR (FR)(1)...........................       7
    200      Pechiney SA (FR)..................................       9
  1,000      Pohang Iron & Steel Co. Ltd. ADR (S. KOR)(1)*.....      17
  1,000      Rio Tinto plc--Registered (UK)....................      16
    500      The Shaw Group Inc. (US)..........................      14
                                                                 ------
                                                                    210
                                                                 ------

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 MULTILINE RETAIL--2.6%
  5,818      Kingfisher plc (UK)...............................  $   27
  2,100      Target Corp. (US).................................      65
  1,600      Wal-Mart Stores Inc. (US).........................      82
                                                                 ------
                                                                    174
                                                                 ------
MULTI-UTILITIES--0.8%
  1,300      Suez (FR).........................................      41
    400      Vivendi Environnement (FR)........................      15
                                                                 ------
                                                                     56
                                                                 ------
OIL & GAS--5.4%
    600      BP plc ADR (UK)(1)................................      29
  4,000      BP plc (UK).......................................      32
  4,000      Exxon Mobil Corp. (US)............................     158
    600      Total Fina Elf SA ADR (FR)(1).....................      42
    400      Total Fina Elf SA Cl. B (FR)......................      56
  1,600      Unocal Corp. (US).................................      51
                                                                 ------
                                                                    368
                                                                 ------
PHARMACEUTICALS--9.5%
    400      Abbott Laboratories (US)..........................      21
  1,200      American Home Products Corp. (US).................      67
    300      Aventis SA (FR)...................................      22
    300      Elan Corp. plc ADR (IE)(1)*.......................      14
    700      Eli Lilly & Co. (US)..............................      54
  1,400      GlaxoSmithKline plc ADR (UK)(1)...................      75
  1,700      Johnson & Johnson (US)............................      98
  1,100      Merck & Co. Inc. (US).............................      70
  3,600      Pfizer Inc. (US)..................................     151
    400      Pharmacia Corp. (US)..............................      16
  1,100      Schering AG (GER).................................      57
                                                                 ------
                                                                    645
                                                                 ------
ROAD & RAIL--1.1%
  1,100      CSX Inc. (US).....................................      37
    700      Union Pacific Corp. (US)..........................      36
                                                                 ------
                                                                     73
                                                                 ------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.7%
    300      Applied Materials Inc. (US)*......................      10
  1,900      Flextronics International Ltd. (SGP)*.............      38
  1,000      Micron Technology Inc. (US)*......................      23
             Taiwan Semiconductor Manufacturing Co. Ltd. ADR
  2,800        (TWN)(1)*.......................................      36
  2,600      Texas Instruments Inc. (US).......................      73
                                                                 ------
                                                                    180
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
SOFTWARE--2.7%
  2,600      Microsoft Corp. (US)*.............................  $  151
    300      SAP AG (GER)......................................      31
                                                                 ------
                                                                    182
                                                                 ------
SPECIALTY RETAIL--1.1%
    100      Fast Retailing Co. Ltd. (JP)......................      12
    500      Gap Inc. (US).....................................       7
  1,400      Home Depot Inc. (US)..............................      54
                                                                 ------
                                                                     73
                                                                 ------
TOBACCO--2.7%
  3,900      Philip Morris Cos. Inc. (US)......................     183
                                                                 ------
WIRELESS TELECOMMUNICATION SERVICES--2.3%
  1,900      China Mobile (Hong Kong) Ltd. ADR (HK)(1)*........      29
  4,000      China Mobile (Hong Kong) Ltd. (HK)*...............      12
      2      NTT DoCoMo Inc. (JP)..............................      27
  1,100      Vodafone Group plc ADR (UK)(1)....................      25
 27,000      Vodafone Group plc (UK)...........................      62
                                                                 ------
                                                                    155
                                                                 ------
TOTAL COMMON STOCKS
  (Cost $7,069)................................................   6,197
                                                                 ------

SHORT-TERM INVESTMENT--8.7%
(Cost $587)
PRINCIPAL
AMOUNT
(000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated October 31, 2001 due November 1,
               2001 at 1.00% collateralized by a U.S. Treasury
               Bill 5.50% August 15, 2028, par value of $575
               (repurchase proceeds of $587 when closed on
 $  587        November 1, 2001)...............................     587
                                                                 ------
TOTAL INVESTMENTS--100.3%
  (Cost $7,656)................................................   6,784
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.3%)................     (19)
                                                                 ------
TOTAL NET ASSETS--100.0%.......................................  $6,765
                                                                 ======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 1.0%)

    Hotels Restaurants & Leisure
                                              0.6
    Commercial Services & Supplies
                                              0.8
    Personal Products
                                              0.9
    Banks
                                              1.5
    Health Care Equipment & Supplies
                                              1.5
    Aerospace & Defense
                                              1.8
    Beverages
                                              3.2
    Wireless Telecommunication Services
                                              3.3
    Specialty Retail
                                              3.6
    Communications Equipment
                                              3.7
    Energy Equipment & Services
                                              4.3
    Software
                                              4.6
    Semiconductor Equipment & Products
                                              4.8
    Multiline Retail
                                              5.0
    Biotechnology
                                              5.1
    Computers & Peripherals
                                              6.1
    Insurance
                                              6.1
    Industrial Conglomerates
                                              6.4
    Media
                                              9.4
    Diversified Financials
                                              12.4
    Pharmaceuticals
                                              13.9

COMMON STOCKS--99.0%
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
    761,100    Lockheed Martin Corp. ......................  $   37,119
    726,100    Northrop Grumman Corp. .....................      72,574
                                                             ----------
                                                                109,693
                                                             ----------
BANKS--1.5%
  2,665,400    Bank One Corp. .............................      88,465
                                                             ----------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
BEVERAGES--3.2%
  4,005,200    Pepsico Inc. ...............................  $  195,093
                                                             ----------
BIOTECHNOLOGY--5.1%
  2,446,900    Amgen Inc.*.................................     139,033
  2,089,900    Genentech Inc.*.............................     109,197
  1,261,000    Sepracor Inc. ..............................      59,822
                                                             ----------
                                                                308,052
                                                             ----------
COMMERCIAL SERVICES & SUPPLIES--0.8%
  1,811,000    Concord EFS Inc. ...........................      49,567
                                                             ----------
COMMUNICATIONS EQUIPMENT--3.7%
  6,659,600    Cisco Systems Inc.*.........................     112,680
  5,250,500    Nokia Oyj ADR(1)*...........................     107,688
                                                             ----------
                                                                220,368
                                                             ----------
COMPUTERS & PERIPHERALS--6.1%
  4,563,100    Dell Computer Corp.*........................     109,423
  2,679,700    Hewlett-Packard Co. ........................      45,099
  1,643,100    International Business Machines Corp. ......     177,570
  3,752,400    Sun Microsystems Inc.*......................      38,087
                                                             ----------
                                                                370,179
                                                             ----------
DIVERSIFIED FINANCIALS--12.4%
    547,400    American Express Co. .......................      16,110
  5,432,766    Citigroup Inc. .............................     247,300
    428,200    Federal Home Loan Mortgage Corp. ...........      29,041
    353,600    Federal National Mortgage Association.......      28,627
  1,002,200    Goldman Sachs Group Inc. ...................      78,332
  1,745,300    Household International Inc. ...............      91,279
  2,651,000    MBNA Corp. .................................      73,194
  1,087,900    Merrill Lynch & Co. Inc. ...................      47,552
  1,471,240    Morgan Stanley Dean Witter & Co. ...........      71,973
               Standard & Poor Depository Receipts Trust
    567,300      Series 1*.................................      60,066
                                                             ----------
                                                                743,474
                                                             ----------
ENERGY EQUIPMENT & SERVICES--4.3%
  4,006,400    Halliburton Co. ............................      98,918
  3,247,200    Schlumberger Ltd. ..........................     157,229
                                                             ----------
                                                                256,147
                                                             ----------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
  1,888,600    Baxter International Inc. ..................      91,352
                                                             ----------
HOTELS RESTAURANTS & LEISURE--0.6%
  1,217,300    Marriott International Inc. Cl. A...........      38,138
                                                             ----------
INDUSTRIAL CONGLOMERATES--6.4%
  4,262,500    General Electric Co. .......................     155,198
    709,900    Minnesota Mining & Manufacturing Co. .......      74,099
  3,147,100    Tyco International Ltd. ....................     154,648
                                                             ----------
                                                                383,945
                                                             ----------
INSURANCE--6.1%
  2,783,925    American International Group Inc. ..........     218,817
  1,101,700    Hartford Financial Services Group Inc. .....      59,492
  1,020,400    XL Capital Ltd. ............................      88,632
                                                             ----------
                                                                366,941
                                                             ----------
MEDIA--9.4%
  2,543,550    AOL Time Warner Inc.*.......................      79,384
  1,041,900    Cablevision Systems Corp. Cl. A*............      35,685
  8,830,400    Liberty Media Corp. Series A*...............     103,227
    989,900    New York Times Co. Cl. A....................      40,833
  1,535,400    Omnicom Group...............................     117,888
  1,585,700    Univision Communications Inc. CI. A.........      39,642
  4,142,740    Viacom Inc. CI. B*..........................     151,251
                                                             ----------
                                                                567,910
                                                             ----------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
MULTILINE RETAIL--5.0%
    636,100    BJ's Wholesale Club Inc. ...................  $   32,295
  2,757,700    Kohls Corp.*................................     153,356
  2,279,600    Wal-Mart Stores Inc. .......................     117,171
                                                             ----------
                                                                302,822
                                                             ----------
PERSONAL PRODUCTS--0.9%
  1,707,100    Gillette Co. ...............................      53,074
                                                             ----------
PHARMACEUTICALS--13.9%
  2,498,100    Abbott Laboratories.........................     132,349
  3,061,900    American Home Products Corp. ...............     170,946
    818,100    Aventis SA ADR(1)...........................      59,844
  3,010,900    Johnson & Johnson...........................     174,361
  4,139,350    Pfizer Inc. ................................     173,439
  3,089,978    Pharmacia Corp. ............................     125,206
                                                             ----------
                                                                836,145
                                                             ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.8%
    796,500    Applied Materials Inc.*.....................      27,169
  3,696,400    Intel Corp. ................................      90,266
    776,200    KLA-Tencor Corp.*...........................      31,716
    687,800    Novellus Systems Inc. ......................      22,718
    770,300    STMicroelectronics NV ADR(1)................      21,545
  3,456,400    Texas Instruments Inc. .....................      96,745
                                                             ----------
                                                                290,159
                                                             ----------
SOFTWARE--4.6%
  3,731,400    Microsoft Corp.*............................     216,981
  4,124,100    Oracle Corp. ...............................      55,923
    253,200    SAP AG ADR(1)...............................       6,507
                                                             ----------
                                                                279,411
                                                             ----------
SPECIALTY RETAIL--3.6%
  3,690,050    Home Depot Inc. ............................     141,071
  3,118,400    Tiffany & Co. ..............................      72,939
                                                             ----------
                                                                214,010
                                                             ----------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
  2,088,100    AT&T Wireless Services Inc.*................  $   30,152
  3,400,400    Sprint Corp. Series 1*......................      75,829
  4,046,672    Vodafone Group plc ADR(1)*..................      93,559
                                                             ----------
                                                                199,540
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $6,087,599)........................................   5,964,485
                                                             ----------

SHORT-TERM INVESTMENTS--1.3%
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------------------
COMMERCIAL PAPER
               American Express Credit Corp.
$    26,539      2.580%--11/01/2001........................      26,539
               Chevron USA Inc. Yrs 1&2
     50,000      2.500%--11/01/2001........................      50,000
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $76,539)...........................................      76,539
                                                             ----------
TOTAL INVESTMENTS--100.3%
  (Cost $6,164,138)........................................   6,041,024
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.3%)............     (20,925)
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $6,020,099
                                                             ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash of 0.4%)

    China (CHN)
                                              1.0
    Brazil (BR)
                                              1.3
    Portugal (PORT)
                                              1.5
    Singapore (SGP)
                                              1.7
    Israel (IL)
                                              1.9
    Australia (AUS)
                                              2.1
    Japan (JP)
                                              4.4
    Finland (FIN)
                                              5.0
    Germany (GER)
                                              5.2
    Italy (IT)
                                              6.2
    Netherlands (NET)
                                              6.8
    Sweden (SW)
                                              6.8
    Hong Kong (HK)
                                              7.7
    Switzerland (SWS)
                                              10.4
    United Kingdom (UK)
                                              11.6
    France (FR)
                                              26.0

COMMON STOCKS--99.6%
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
AUTO COMPONENTS--2.0%
   50,267    Michelin Cl. B--Registered (FR).................  $ 1,552
                                                               -------
AUTOMOBILES--2.3%
   43,474    Peugeot SA (FR).................................    1,765
                                                               -------
BANKS--20.1%
  103,230    ABN AMRO Holdings NV (NET)......................    1,575
   55,090    BNP Paribas (FR)................................    4,578
   33,526    Deutsche Bank AG--Registered (GER)..............    1,863
  693,930    IntesaBCI SpA (IT)..............................    1,623
  125,667    San Paolo IMI SpA (IT)..........................    1,319
  130,155    Standard Chartered plc (UK).....................    1,299
   40,392    UBS AG--Registered (SWS)........................    1,876
             United Overseas Bank Ltd. (Alien Market)
  238,000      (SGP).........................................    1,332
                                                               -------
                                                                15,465
                                                               -------
BUILDING PRODUCTS--1.3%
    7,181    Compagnie de Saint-Gobain (FR)..................      998
                                                               -------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
CHEMICALS--1.7%
   44,881    Bayer AG (GER)..................................  $ 1,332
        5    Givaudan SA (SWS)...............................        2
                                                               -------
                                                                 1,334
                                                               -------
COMMUNICATIONS EQUIPMENT--8.4%
   42,700    Alcatel Series A (FR)...........................      644
   50,000    Ericsson (LM) Tel Ab Cl. B ADR (SW)(1)..........      213
  951,657    Ericsson (LM) Tel Ab Series B (SW)..............    4,122
   99,574    NICE Systems Ltd. ADR (IL)(1)*..................    1,489
                                                               -------
                                                                 6,468
                                                               -------
DIVERSIFIED FINANCIALS--5.2%
   97,394    ING Groep NV (NET)..............................    2,427
  386,000    Swire Pacific Ltd. Cl. A (HK)...................    1,608
                                                               -------
                                                                 4,035
                                                               -------
HOTELS RESTAURANTS & LEISURE--2.7%
   64,935    Accor SA (FR)...................................    2,037
                                                               -------
HOUSEHOLD DURABLES--2.8%
   56,300    Sony Corp. (JP).................................    2,127
                                                               -------
INSURANCE--8.5%
   67,322    Assicurazioni Generali SpA (IT).................    1,844
   99,628    AXA UAP (FR)....................................    2,178
    7,200    Swiss Reinsurance Co. (SWS).....................      740
    7,959    Zurich Financial Services Group (SWS)...........    1,820
                                                               -------
                                                                 6,582
                                                               -------
IT CONSULTING & SERVICES--1.3%
    9,000    Cap Gemini SA (FR)..............................      506
   23,338    Tietoenator Oyj (FIN)...........................      523
                                                               -------
                                                                 1,029
                                                               -------
MACHINERY--3.5%
   20,430    Heidelberger Druckmaschinen AG (GER)............      801
   20,198    Kone Oyj Series B (FIN).........................    1,381
   31,870    Saurer AG (SWS).................................      526
                                                               -------
                                                                 2,708
                                                               -------
MEDIA--1.6%
   44,881    News Corp. Ltd. ADR (AUS)(1)....................    1,235
                                                               -------
METALS & MINING--7.8%
  628,335    Billiton plc (UK)...............................    2,670
  897,622    Corus Group plc (UK)............................      720
   42,637    Pechiney SA (FR)................................    1,956
   63,000    Usinor SA (FR)..................................      663
                                                               -------
                                                                 6,009
                                                               -------
OIL & GAS--5.3%
  177,165    BP plc. (UK)....................................    1,428
5,000,000    China Petroleum & Chemical Corp. (CHN)..........      776
   50,057    Petrol Brasileiro SA Pfd. (BR)..................      961
    6,567    Total Fina Elf SA Cl. B (FR)....................      921
                                                               -------
                                                                 4,086
                                                               -------
PAPER & FOREST PRODUCTS--3.6%
   38,896    Svenska Cellulosa Ab Series B (SW)..............      879
   58,991    UPM-Kymmene Corp. (FIN).........................    1,915
                                                               -------
                                                                 2,794
                                                               -------
PHARMACEUTICALS--5.5%
   17,098    Aventis SA (FR).................................    1,257
   37,837    GlaxoSmithKline plc (UK)........................    1,017
   41,680    Novartis AG--Registered (SWS)...................    1,559
  550,000    Novogen Ltd. (AUS)*.............................      360
                                                               -------
                                                                 4,193
                                                               -------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
REAL ESTATE--4.0%
  202,000    Cheung Kong Holdings Ltd. (HK)..................  $ 1,709
  409,000    Henderson Land Development Co. Ltd. (HK)........    1,314
                                                               -------
                                                                 3,023
                                                               -------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.6%
   87,000    ASM Lithography Holding NV (NET)*...............    1,252
                                                               -------
TEXTILES & APPAREL--2.0%
             Compagnie Financiere Richemont AG--Bearer
      763      (SWS).........................................    1,516
                                                               -------
TRANSPORTATION INFRASTRUCTURE--1.3%
1,471,679    Eurotunnel SA Units (FR)*.......................    1,032
                                                               -------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.1%
   87,069    China Mobile (Hong Kong) Ltd. ADR (HK)(1)*......  $ 1,325
       94    NTT DoCoMo Inc. (JP)............................    1,273
  161,572    Telecel Comunicacoes Pessoais SA (PORT).........    1,134
   76,298    Vodafone Group plc ADR (UK)(1)..................    1,764
                                                               -------
                                                                 5,496
                                                               -------
TOTAL COMMON STOCKS
  (Cost $95,613).............................................   76,736
                                                               -------
TOTAL INVESTMENTS--99.6%
  (Cost $95,613).............................................   76,736
CASH AND OTHER ASSETS, LESS LIABILITIES--0.4%................      307
                                                               -------
TOTAL NET ASSETS--100.0%.....................................  $77,043
                                                               =======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash, convertible bond and short-term investments of 5.9%)

    China (CHN)
                                              0.4
    Norway (NOR)
                                              0.9
    Spain (SP)
                                              1.1
    Hong Kong (HK)
                                              1.5
    Australia (AUS)
                                              1.9
    Finland (FIN)
                                              2.1
    Germany (GER)
                                              2.1
    Portugal (PORT)
                                              2.1
    Denmark (DEN)
                                              2.6
    Singapore (SGP)
                                              2.6
    Brazil (BR)
                                              2.8
    Italy (IT)
                                              4.7
    Japan (JP)
                                              5.5
    Netherlands (NET)
                                              6.9
    Sweden (SW)
                                              6.9
    Switzerland (SWS)
                                              13.5
    France (FR)
                                              16.7
    United Kingdom (UK)
                                              19.8

COMMON STOCKS--94.1%
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
AUTO COMPONENTS--1.6%
               Compagnie Financiere Michelin--Bearer
     83,200      (SWS).....................................  $   22,640
  1,062,278    Michelin--Registered (FR)...................      32,801
                                                             ----------
                                                                 55,441
                                                             ----------
AUTOMOBILES--2.1%
  1,782,226    Peugeot SA (FR).............................      72,376
                                                             ----------
BANKS--16.9%
  4,511,062    ABN Amro Holdings NV (NET)..................      68,815
    520,315    Banco Commercial Portugues ADR (PORT)(1)....      10,310
               Banco Commercial Portugues--Registered
 15,924,416      (PORT)....................................      63,022
    684,200    Bankinter SA--Registered (SP)...............      20,616
    633,883    BNP Paribas (FR)............................      52,681
    662,100    Credit Suisse Group--Registered (SWS).......      24,171
    752,774    Deutsche Bank AG--Registered (GER)..........      41,837
 19,892,026    IntesaBCI SpA (IT)..........................      46,519

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
  8,365,000    Oversea-Chinese Banking Corp. Ltd. (SGP)....  $   48,179
  4,986,733    San Paolo IMI SpA (IT)......................      52,344
  5,539,900    Standard Chartered plc (UK).................      55,289
  1,401,936    UBS AG--Registered (SWS)....................      65,112
               United Overseas Bank Ltd. (Alien Market)
  7,488,842      (SGP).....................................      41,900
                                                             ----------
                                                                590,795
                                                             ----------
BEVERAGES--2.2%
  7,839,318    Diageo plc (UK).............................      78,180
                                                             ----------
BUILDING PRODUCTS--1.1%
    273,400    Compagnie de Saint-Gobain (FR)..............      37,993
                                                             ----------
CHEMICALS--0.9%
  1,068,619    Bayer AG (GER)..............................      31,719
                                                             ----------
COMMUNICATIONS EQUIPMENT--2.7%
  2,421,800    Ericsson (LM) Tel Ab Cl. B ADR (SW)(1)......      10,341
 19,043,743    Ericsson (LM) Tel Ab Series B (SW)..........      82,481
                                                             ----------
                                                                 92,822
                                                             ----------
CONSTRUCTION & ENGINEERING--0.3%
  2,020,425    Skanska Ab Series B (SW)....................      10,796
                                                             ----------
DIVERSIFIED FINANCIALS--2.9%
  3,197,938    ING Groep NV (NET)..........................      79,676
  4,962,000    Swire Pacific Ltd. Cl. A (HK)...............      20,675
                                                             ----------
                                                                100,351
                                                             ----------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
  1,549,373    Telefonica SA (SP)*.........................      18,590
                                                             ----------
FOOD PRODUCTS--2.7%
    448,000    Nestle SA--Registered (SWS).................      92,871
                                                             ----------
GAS UTILITIES--0.7%
 11,393,662    Lattice Group (UK)..........................      25,614
                                                             ----------
HOTELS RESTAURANTS & LEISURE--1.3%
  1,425,565    Accor SA (FR)...............................      44,711
                                                             ----------
HOUSEHOLD DURABLES--2.3%
    909,391    Hunter Douglas NV (NET).....................      20,653
  1,591,200    Sony Corp. (JP).............................      60,119
                                                             ----------
                                                                 80,772
                                                             ----------
INDUSTRIAL CONGLOMERATES--4.0%
 25,258,100    Billiton plc ADR (UK)(1)....................     106,017
    862,300    Norsk Hydro ASA (NOR).......................      32,846
                                                             ----------
                                                                138,863
                                                             ----------
INSURANCE--5.0%
  2,398,978    Assicurazioni Generali SpA (IT).............      65,704
  2,256,272    AXA SA (FR).................................      49,314
    206,200    Swiss Reinsurance Co. (SWS).................      21,184
    173,855    Zurich Financial Services Group (SWS).......      39,761
                                                             ----------
                                                                175,963
                                                             ----------
LEISURE EQUIPMENT & PRODUCTS--1.1%
  1,158,000    Fuji Photo Film Co. (JP)....................      38,176
                                                             ----------
MEDIA--1.8%
  2,347,919    News Corp. Ltd. ADR (AUS)(1)................      64,615
                                                             ----------
METALS & MINING--6.1%
  4,748,740    Anglo American plc ADR (UK)(1)..............      61,354
  1,399,163    Pechiney SA Series A (FR)...................      64,182
  2,137,827    Rio Tinto--Registered (UK)..................      34,659
  5,014,200    Usinor SA (FR)..............................      52,767
                                                             ----------
                                                                212,962
                                                             ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
OFFICE ELECTRONICS--2.7%
  3,240,000    Canon Inc. (JP).............................  $   94,124
                                                             ----------
OIL & GAS--12.4%
 11,393,662    BG Group plc (UK)...........................      43,075
 14,432,381    BP plc (UK).................................     116,361
 94,000,000    China Petroleum & Chemical Corp. (CHN)......      14,582
  5,069,443    Petrol Brasileiro SA Pfd. (BR)..............      97,374
  1,434,000    Royal Dutch Petroleum Co. ADR (NET)(1)......      72,431
    630,677    Total Fina Elf SA (FR)......................      88,493
                                                             ----------
                                                                432,316
                                                             ----------
PAPER & FOREST PRODUCTS--3.8%
  1,405,900    Holmen Ab Series B (SW).....................      30,182
  1,230,704    Svenska Cellulosa Ab Series B (SW)..........      27,806
  2,257,809    UPM-Kymmene Corp. (FIN).....................      73,311
                                                             ----------
                                                                131,299
                                                             ----------
PHARMACEUTICALS--7.2%
    875,483    Aventis SA (FR).............................      64,374
  2,612,760    Novartis AG--Registered (SWS)...............      97,701
  2,225,900    Novo Nordisk A/S Series B (DEN).............      90,199
                                                             ----------
                                                                252,274
                                                             ----------
TEXTILES & APPAREL--3.1%
               Compagnie Financiere Richemont AG--Bearer
     55,387      (SWS).....................................     110,076
                                                             ----------
TOBACCO--7.2%
  8,141,947    British American Tobacco plc (UK)...........      70,967
  8,006,162    Imperial Tobacco Group plc (UK).............      99,965
 15,718,474    Swedish Match Ab (SW).......................      81,047
                                                             ----------
                                                                251,979
                                                             ----------
TRANSPORTATION INFRASTRUCTURE--0.6%
 31,779,732    Eurotunnel SA Units (FR)*...................      22,296
               Eurotunnel SA Warrants (FR)*
 19,000,000      Expire 12/31/2001.........................         171
 19,000,000      Expire 10/30/2003.........................         342
                                                             ----------
                                                                 22,809
                                                             ----------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
 10,725,000    China Mobile (Hong Kong) Ltd. (HK)*.........      32,519
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $2,456,699)........................................   3,291,006
                                                             ----------

CONVERTIBLE BOND--0.9%
(Cost $29,700)
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               Liberty Group Ltd. (S. AFR)
$    30,000      6.500%--09/30/2004........................  $   30,807
                                                             ----------

SHORT-TERM INVESTMENTS--4.7%
COMMERCIAL PAPER
               American Express Credit Corp. Yrs 1&2
     19,223      2.461%--11/02/2001........................      19,223
     23,377      2.320%--11/13/2001........................      23,377
                                                             ----------
                                                                 42,600
                                                             ----------
               Citicorp
     21,356      2.450%--11/06/2001........................      21,356
     15,746      2.330%--11/08/2001........................      15,746
                                                             ----------
                                                                 37,102
                                                             ----------
               Exxon Asset Management Co.
     22,946      2.330%--11/07/2001........................      22,946
               General Electric Capital Corp.
     16,970      2.450%--11/05/2001........................      16,970
               Prudential Funding Corp.
     25,385      2.430%--11/01/2001........................      25,385
     21,240      2.330%--11/09/2001........................      21,240
                                                             ----------
                                                                 46,625
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $166,243)..........................................     166,243
                                                             ----------
TOTAL INVESTMENTS--99.7%
  (Cost $2,652,642)........................................   3,488,056
CASH AND OTHER ASSETS, LESS LIABILITIES--0.3%..............       9,301
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $3,497,357
                                                             ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 10.6%)

    Health Care Providers & Services
                                              1.6
    Banks
                                              1.8
    Food & Drug Retailing
                                              1.9
    Electric Utilities
                                              2.0
    Hotels Restaurants & Leisure
                                              2.0
    IT Consulting & Services
                                              2.1
    Industrial Conglomerates
                                              2.4
    Road & Rail
                                              2.5
    Communications Equipment
                                              2.6
    Diversified Telecommunication Services
                                              2.6
    Household Durables
                                              3.0
    Chemicals
                                              3.1
    Electrical Equipment
                                              3.2
    Computers & Peripherals
                                              3.6
    Insurance
                                              5.2
    Pharmaceuticals
                                              5.3
    Specialty Retail
                                              6.0
    Oil & Gas
                                              7.0
    Media
                                              8.8
    Commercial Services & Supplies
                                              9.0
    Diversified Financials
                                              13.7

COMMON STOCKS--89.4%
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 BANKS--1.8%
  69,721     FleetBoston Financial Corp......................  $  2,291
                                                               --------
 CHEMICALS--3.1%
  99,199     E.l. Du Pont De Nemours & Co....................     3,967
                                                               --------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--9.0%
 361,000     Cendant Corp.*..................................  $  4,679
 116,900     IMS Health Inc. ................................     2,498
 122,000     Pitney Bowes Inc. ..............................     4,472
                                                               --------
                                                                 11,649
                                                               --------
COMMUNICATIONS EQUIPMENT--2.6%
 385,800     Avaya Inc. .....................................     3,445
                                                               --------
COMPUTERS & PERIPHERALS--3.6%
  43,900     International Business Machines Corp. ..........     4,744
                                                               --------
DIVERSIFIED FINANCIALS--13.7%
  88,500     American Express Co. ...........................     2,605
 106,812     Citigroup Inc. .................................     4,862
  76,800     Federal Home Loan Mortgage Corp. ...............     5,209
 146,114     J.P. Morgan Chase & Co. ........................     5,167
                                                               --------
                                                                 17,843
                                                               --------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
 168,400     Sprint Corp. ...................................     3,368
                                                               --------
ELECTRIC UTILITIES--2.0%
  63,400     Exelon Corp. ...................................     2,667
                                                               --------
ELECTRICAL EQUIPMENT--3.2%
  84,100     Emerson Electric Co. ...........................     4,123
                                                               --------
FOOD & DRUG RETAILING--1.9%
  58,000     Safeway Inc.* ..................................     2,416
                                                               --------
HEALTH CARE PROVIDERS & SERVICES--1.6%
  90,100     Oxford Health Plans Inc. .......................     2,123
                                                               --------
HOTELS RESTAURANTS & LEISURE--2.0%
  51,700     Tricon Global Restaurants Inc. .................     2,615
                                                               --------
HOUSEHOLD DURABLES--3.0%
  66,700     Whirlpool Corp. ................................     3,937
                                                               --------
INDUSTRIAL CONGLOMERATES--2.4%
  98,400     Textron Inc. ...................................     3,114
                                                               --------
INSURANCE--5.2%
     810     American International Group Inc. ..............        64
  55,765     Chubb Corp. ....................................     3,809
  83,500     John Hancock Financial Services Inc. ...........     2,846
                                                               --------
                                                                  6,719
                                                               --------
IT CONSULTING & SERVICES--2.1%
  42,400     Electronic Data Systems Corp. ..................     2,729
                                                               --------
MEDIA--8.8%
 124,400     Comcast Corp. Cl. A.............................     4,458
  39,800     Gannett Inc. ...................................     2,515
 384,000     Liberty Media Corp. Series A....................     4,489
                                                               --------
                                                                 11,462
                                                               --------
OIL & GAS--7.0%
 125,900     Devon Energy Corp. .............................     4,822
  74,900     Kerr-McGee Corp. ...............................     4,314
                                                               --------
                                                                  9,136
                                                               --------
PHARMACEUTICALS--5.3%
  77,000     American Home Products Corp. ...................     4,299
  70,300     Schering-Plough Corp. ..........................     2,614
                                                               --------
                                                                  6,913
                                                               --------
ROAD & RAIL--2.5%
  82,000     Canadian National Railway Co. ..................     3,247
                                                               --------

HARBOR LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 SPECIALTY RETAIL--6.0%
 157,900     RadioShack Corp. ...............................  $  3,946
 265,700     Staples Inc.* ..................................     3,874
                                                               --------
                                                                  7,820
                                                               --------
TOTAL COMMON STOCKS
  (Cost $111,378)............................................   116,328
                                                               --------

SHORT-TERM INVESTMENTS--9.8%
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated October 31, 2001 due November 1,
               2001 at 1.00% collateralized by a U.S.
               Treasury Bill 5.50% August 15, 2028, par value
               of $11,810 (repurchase proceeds of $12,063
               when closed on November 1, 2001)..............  $ 12,063
 $ 12,063
U.S. TREASURY BILLS
             U.S. Treasury Bills
     650       3.380%--11/15/2001............................       649
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $12,712).............................................    12,712
                                                               --------
TOTAL INVESTMENTS--99.2%
  (Cost $124,090)............................................   129,040
CASH AND OTHER ASSETS, LESS LIABILITIES--0.8%................       989
                                                               --------
TOTAL NET ASSETS--100.0%.....................................  $130,029
                                                               ========

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes excess of liabilities over other assets and short-term investments of -26.2%)

    Municipal Bonds
                                              0.5
    Foreign Government Obligations
                                              3.4
    U.S. Government Obligations
                                              7.8
    Asset-Backed Securities
                                              8.7
    Collateralized Mortgage Obligations
                                              24.2
    Corporate Bonds & Notes
                                              30.5
    Mortgage Pass-Through
                                              51.1

ASSET-BACKED SECURITIES--8.7%
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               Asset Backed Securities Corp.
                 Series 1999 Cl. 4A
  $ 2,258        2.833%--06/21/2029(2,3,4).................  $    2,266
                 Series 2001 Cl. A1
    7,810        2.785%--06/15/2031(2,3)...................       7,821
                                                             ----------
                                                                 10,087
                                                             ----------
               Bayview Financial Acquisition Trust
   12,689        2.700%--07/25/2031(1,2,3,4)...............      12,650
               Conseco Private Label Master Note Trust
                 Series 2001-A Cl. A
    3,100        2.805%--12/15/2008(2,4)...................       3,105
               Credit Suisse First Boston Mortgage
                 Securities Corp.
                 Series 2000-HE1 Cl. A2
   14,557        2.785%--12/15/2030(2,3,4).................      14,574
               New York City Tax Lien
                 Series 2000-AA Cl. C
   12,327        8.110%--11/10/2008(1,4)...................      13,008
               Option One Mortgage Trust
                 Series 2001-3 Cl. A
    7,312        2.545%--06/25/2031(2,3)...................       7,320
               Providian Gateway Master Trust
                 Series 2000-B Cl. A
   16,800        2.805%--03/16/2009(1,2)...................      16,839
               Salomon Brothers Mortgage Services VII Inc.
                 Series 1999-AQ2 Cl. A1
    4,660        2.945%--11/15/2029(2,3,4).................       4,681
               SLM Student Loan Trust
                 Series 1997-2 Cl. A1
      902        3.553%--10/25/2005(2,4)...................         909
                 Series 1997-3 Cl. A1
    2,765        3.613%--04/25/2006(2,4)...................       2,761
                 Series 1995-1 Cl. A2
    4,440        3.763%--10/25/2007 (2,4)..................       4,439
                                                             ----------
                                                                  8,109
                                                             ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $89,749)...........................................      90,373
                                                             ----------

CORPORATE BONDS & NOTES--30.5%
PRINCIPAL
 AMOUNT                                                       VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
               Allete
  $ 1,500        3.240%--10/20/2003(2).....................  $    1,503
               American Airlines
                 Pass Through Certificate
                 Series 2001-2 Cl. A1
    2,500        6.978%--04/01/2011(1).....................       2,728
               AOL Time Warner Inc.
      450        7.975%--08/15/2004(4).....................         497
               Banesto Delaware Inc.
    3,000        8.250%--07/28/2002(4).....................       3,110
               Bank One Corp. MTN(5)
   10,000        3.190%--03/11/2002(2,4)...................      10,017
   10,000        2.700%--06/26/2002(2,4)...................      10,011
                                                             ----------
                                                                 20,028
                                                             ----------
               Banponce Corp.
    2,000        6.750%--12/15/2005(4).....................       2,071
               Bear Stearns Cos. Inc. MTN(5)
    9,800        3.850%--12/01/2003(2,4)...................       9,809
               British Telecom plc
    1,400        8.125%--12/15/2010........................       1,602
               Cincinnati Financial Corp.
    5,000        6.900%--05/15/2028(4).....................       4,824
               CIT Group Inc. MTN(5)
    8,800        2.931%--04/07/2003(2,4)...................       8,833
               Citicorp
   10,625        7.125%--03/15/2004(4).....................      11,489
               Cleveland Electric Illuminating Co. Series B
    2,000        9.500%--05/15/2005(4).....................       2,055
               ConAgra Foods Inc.
   10,000        4.220%--09/10/2003(2,4)...................      10,016
               Credit Suisse First Boston
   10,000        6.500%--05/01/2008(1,4)...................      10,607
               DaimlerChrysler North America Holding
   10,000        2.545%--01/18/2002(2,4)...................       9,985
    3,000        3.920%--12/16/2002(2).....................       2,984
                                                             ----------
                                                                 12,969
                                                             ----------
               DaimlerChrysler North America Holding MTN(5)
    5,000        7.750%--05/27/2003(4).....................       5,241
    8,700        2.730%--08/01/2003(2).....................       8,545
                                                             ----------
                                                                 13,786
                                                             ----------
               Disney (Walt) Co.
   16,200        4.500%--09/15/2004(4).....................      16,408
               DTE Energy Co. Series B
   10,000        7.110%--11/15/2003(1,2,4).................      10,452
               First Union Corp.
    3,500        3.460%--03/31/2005(2).....................       3,513
               Ford Capital BV
    6,100        9.875%--05/15/2002........................       6,312
               Ford Motor Credit Co. MTN(5)
    4,100        3.733%--06/02/2003(2).....................       4,035
   20,000        3.255%--06/20/2003(2,4)...................      19,672
                                                             ----------
                                                                 23,707
                                                             ----------
               France Telecom SA
    2,000        4.406%--03/14/2003(1,2)...................       2,002
    7,100        7.200%--03/01/2006(1,3)...................       7,588
                                                             ----------
                                                                  9,590
                                                             ----------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               Fred Meyer Inc.
  $ 5,000        7.150%--03/01/2003(4).....................  $    5,246
               Gemstone Investors Ltd.
    2,100        7.710%--10/31/2004(1).....................       2,112
               General Motors Acceptance Corp.
    5,900        6.750%--03/15/2003........................       6,184
    5,000        5.750%--11/10/2003(4).....................       5,089
                                                             ----------
                                                                 11,273
                                                             ----------
               General Motors Acceptance Corp. MTN(5)
    6,400        2.540%--08/04/2003(2).....................       6,305
    3,000        5.550%--09/15/2003(2,4)...................       3,049
   10,000        3.110%--01/20/2004(2,4)...................       9,890
    2,100        3.453%--03/22/2004(2).....................       2,077
    3,100        4.338%--05/10/2004(2).....................       3,048
    1,400        2.740%--07/21/2004(2).....................       1,357
                                                             ----------
                                                                 25,726
                                                             ----------
               Gulf States Utilities Co.
      400        8.210%--01/01/2002........................         402
               Indymac ARM Trust
                 Series 2001-H2 Cl. A
    2,200        6.490%--09/25/2031........................       2,302
               Kroger Co.
    1,100        4.310%--08/16/2012(2).....................       1,101
               Merrill Lynch & Co. Inc. MTN(5)
    2,300        3.848%--05/21/2004(2).....................       2,303
               Mexico Credit Link
    5,000        10.558%--02/22/2002(2,4)..................       5,095
               Morgan Stanley Dean Witter & Co. MTN(5)
    3,800        3.889%--05/14/2004(2).....................       3,790
               Occidental Petroleum Corp.
    5,000        6.400%--04/01/2003(2,4)...................       5,206
               Old Kent Bank
   10,000        7.750%--08/15/2010(2,4)...................      10,837
               Salomon Smith Barney Holdings
    5,346        3.650%--02/14/2002(4).....................       5,372
               Sprint Capital Corp.
    5,300        6.000%--01/15/2007(1).....................       5,274
               Toledo Edison Co.
    2,000        8.700%--09/01/2002........................       2,063
               TRW Inc.
    3,500        6.625%--06/01/2004(1).....................       3,617
               TXU Electric Co.
   19,000        4.390%--06/15/2003........................      19,025
               United Airlines
                 Pass Thru Certificate
                 Series 1993 Cl. C2
    3,000        9.060%--06/17/2015(4).....................       2,669
               Wachovia Corp.
    2,600        4.950%--11/01/2006........................       2,595
               Westdeutsche Landesbank NY
   13,200        6.050%--01/15/2009(4).....................      13,891
                                                             ----------
TOTAL CORPORATE BONDS & NOTES
  (Cost $311,025)..........................................     315,808
                                                             ----------

COLLATERALIZED MORTGAGE OBLIGATIONS--24.2%
PRINCIPAL
 AMOUNT                                                       VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
               Bear Stearns ARM Trust
                 Series 2000-2 Cl. A1
  $ 2,028        6.584%--11/25/2030........................  $    2,063
                 Series 2000-1 Cl. A1
    1,161        7.480%--12/25/2030........................       1,181
                 Series 2000-1 Cl. 2A
    1,603        7.492%--12/25/2030........................       1,642
                                                             ----------
                                                                  4,886
                                                             ----------
               Chase Mortgage Finance Corp. REMIC(6)
                 Series 1993-N Cl. A9
    3,000        6.750%--11/25/2024(4).....................       3,079
               Collateralized Mortgage Securities Corp.
                 Series F Cl. 4
       84        11.450%--11/01/2015.......................          85
               Collateralized Mortgage Securities Corp.
                 REMIC(6)
                 Series 1988-4 Cl. B
       89        8.750%--04/20/2019(4).....................          94
               Countrywide Home Loans
                 Pass Thru Certificates
                 Series 1997-6 Cl. A1
   10,000        7.250%--11/25/2027(4).....................      10,366
                 Series 2000-2 Cl. A2
      359        7.750%--04/25/2030........................         362
                 Series 2000-8 Cl. A2
      757        7.750%--01/25/2031........................         776
                                                             ----------
                                                                 11,504
                                                             ----------
               Drexel Burnham Lambert CMO Trust REMIC(6)
                 Series H Cl. 4
    4,413        8.500%--04/01/2017(4).....................       4,547
               E*TRADE Bank ARM Trust
                 Series 2001-1 Cl. A1
   15,363        7.111%--09/25/2031(4).....................      15,622
               Federal Home Loan Mortgage Corp.
   11,880        3.175%--03/15/2025(2,4)...................      11,911
   21,446        7.000%--10/15/2030(4).....................      22,212
   10,895        2.975%--11/15/2030(2,4)...................      10,921
                                                             ----------
                                                                 45,044
                                                             ----------
               Federal Home Loan Mortgage Corp. REMIC(6)
      740        9.000%--12/15/2020(4).....................         787
    3,115        8.000%--08/15/2022........................       3,397
    4,145        6.500%--02/15/2023(4,7)...................         400
    5,000        6.000%--08/15/2026(4).....................       5,152
                                                             ----------
                                                                  9,736
                                                             ----------
               Federal National Mortgage Association
                 REMIC(6)
                 Series 1993-129 Cl. J
      213        6.500%--02/25/2007(4,7)...................           5
                 Series 1993-29 Cl. B
      675        6.500%--12/25/2020(4).....................         676
                 Series 1997-55 Cl. ZA
    8,212        7.000%--04/18/2027(4).....................       8,432
                                                             ----------
                                                                  9,113
                                                             ----------
               First Horizon Asset Securities Inc.
                 Series 2001-7 Cl. A1
    3,200        6.750%--11/25/2031........................       3,276

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               First Nationwide Trust
                 Series 2001-3 Cl. A1
  $   997        6.750%--08/21/2031........................  $    1,031
                 Series 2001-4 Cl. 4A1
    4,707        4.210%--09/25/2031(2).....................       4,721
                                                             ----------
                                                                  5,752
                                                             ----------
               GE Capital Mortgage Services Inc.
                 Series 1994-6 Cl. A3
    3,620        6.500%--12/25/2022........................       3,686
               GE Capital Mortgage Services Inc. REMIC(6)
                 Series 1998-17 Cl. A3
    9,670        6.750%--10/25/2028(4).....................      10,082
               GMAC Commercial Mortgage Trust I
                 Series 1999-D Cl. A
   13,970        3.368%--09/20/2004(1,4,8).................      13,952
               Kidder Peabody Acceptance Corp. REMIC(6)
                 Series 1994-2 Cl. 1A2
      227        8.107%--09/25/2024(2,4)...................         234
               Merrill Lynch Mortgage Investors Inc.
                 Series 2000 Cl. A
   10,123        2.763%--01/20/2030(2,3,4).................      10,130
               Morgan Stanley Dean Witter Capital I
                 Series 2001 Cl. A
    6,279        2.831%--07/11/2011(1,2)...................       6,279
               Norwest Asset Securities Corp. REMIC(6)
                 Pass Thru Certificates
                 Series 1997-19 Cl. A8
    6,200        7.250%--12/25/2027(4).....................       6,550
                 Series 1998-12 Cl. A9
    5,000        6.750%--06/25/2028(4).....................       5,178
                                                             ----------
                                                                 11,728
                                                             ----------
               PNC Mortgage Securities Corp. REMIC(6)
                 Pass Thru Certificate
                 Series 1999-4 Cl. 1A8
    9,800        6.290%--06/25/2029........................      10,163
               Prudential Home Mortgage Securities Co.
                 REMIC(6)
                 Series 1993-29 Cl. A8
    3,941        6.750%--08/25/2008(4).....................       3,998
               Residential Asset Securitization Trust
                 Pass Thru Certificates
                 Series 1998-A13 Cl. 1A3
    6,931        6.500%--12/25/2028(4).....................       7,092
                 Series 2000-A2 Cl. NB1
    1,510        8.000%--04/25/2030(4).....................       1,528
                                                             ----------
                                                                  8,620
                                                             ----------
               Residential Funding Mortgage Securities I
                 Inc.
                 Series 1997-S8 Cl. A9
    6,817        7.500%--06/25/2027(4).....................       6,988
               Salomon Brothers Mortgage Services VII Inc.
                 Pass Thru Certificates
                 Series 1999 Cl. A
    9,363        2.820%--09/25/2029(2,3)...................       9,403
                 Series 2000 Cl. A
      853        7.600%--08/25/2030........................         857
                                                             ----------
                                                                 10,260
                                                             ----------
               Sasco Floating Rate Mortgage Trust
                 Series 1999 Cl. B
    4,008        3.063%--11/20/2001(1,2)...................       4,011

COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               Sears Mortgage Securities Corp.
                 Series 92 Cl. A
  $   277        1.000%--10/25/2022(1,2,4).................  $      280
               Small Business Administration
                 Series 2000-P10 Cl.1
    1,990        7.449%--08/01/2010........................       2,239
                 Series 2001-20A Cl. 1
    4,317        6.290%--01/01/2021........................       4,513
                                                             ----------
                                                                  6,752
                                                             ----------
               Structured Asset Securities Corp.
                 Pass Through Certificate
                 Series 2001 Cl. 2A1
    3,284        6.500%--09/25/2031........................       3,338
               Structured Asset Mortgage Investments Inc.
                 REMIC(6)
                 Series 1998-9 Cl. 1A3
    5,000        6.250%--11/25/2028........................       5,078
               Washington Mutual
                 Series 2000-1 Cl. A
      291        2.804%--07/26/2003(1,2)...................         291
               Wells Fargo Mortgage Backed Securities Trust
                 Series 2000-14 Cl. A5
    9,298        7.500%--01/25/2031........................       9,587
                 Series 2001-25 Cl. IIA
   12,795        6.660%--10/25/2031........................      13,079
                                                             ----------
                                                                 22,666
                                                             ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $247,020)..........................................     251,274
                                                             ----------

FOREIGN GOVERNMENT OBLIGATIONS--3.4%
               Federal Republic of Brazil
    1,224        5.438%--04/15/2006(2).....................       1,081
    4,680        7.375%--04/15/2006(2).....................       3,838
                                                             ----------
                                                                  4,919
                                                             ----------
               Federal Republic of Germany
  E 3,400        6.000%--01/05/2006........................       3,326
      500        4.500%--07/04/2009........................         440
                                                             ----------
                                                                  3,766
                                                             ----------
               Republic of Panama
  $ 5,000        9.625%--02/08/2011........................       5,055
    1,733        4.750%--07/17/2014(2).....................       1,497
    2,829        4.000%--07/17/2016(2).....................       2,168
                                                             ----------
                                                                  8,720
                                                             ----------
               United Mexican States
    1,112        1.000%--03/25/2005(2).....................       1,045
   15,000        9.750%--04/06/2005........................      16,684
                                                             ----------
                                                                 17,729
                                                             ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $35,461)...........................................      35,134
                                                             ----------

MORTGAGE PASS-THROUGH--51.1%
               Federal Home Loan Mortgage Corp.
       30        8.000%--06/01/2011........................          31
       22        8.500%--02/01/2017(4).....................          23
      448        7.005%--06/01/2024(2,4)...................         463
    8,985        5.930%--08/15/2032(2,4)...................       8,819
                                                             ----------
                                                                  9,336
                                                             ----------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE PASS-THROUGH--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
               Federal Home Loan Mortgage Corp. TBA(8)
                 November Delivery
  $ 6,000        6.000%--11/14/2031........................  $    5,963
               Federal Housing Authority Project
                 221 Grey 98-4
    7,496        7.430%--10/01/2020(4).....................       7,682
                 221D4 Banco-5
      586        7.400%--02/01/2021........................         598
                 221D4 Banco-15
      173        7.450%--05/01/2021........................         177
                 223C Reilly-52
      279        5.150%--06/01/2018........................         279
                                                             ----------
                                                                  8,736
                                                             ----------
               Federal National Mortgage Association
       41        9.000%--03/01/2005(4).....................          44
      675        9.000%--11/01/2009(4).....................         735
        6        8.500%--12/01/2009........................           6
       17        9.500%--04/01/2011........................          19
   18,148        6.071%--10/01/2040(4).....................      18,613
                                                             ----------
                                                                 19,417
                                                             ----------
               Federal National Mortgage Association I
                 TBA(8)
                 November Delivery
   11,000        6.000%--11/19/2016........................      11,253
               Government National Mortgage Association
      476        7.000%--02/15/2028........................         498
      190        6.000%--11/15/2028........................         194
    5,054        6.000%--01/15/2029........................       5,144
       48        7.500%--01/15/2029........................          51
    8,017        6.000%--02/15/2029........................       8,158
      335        7.500%--02/15/2029........................         352
    4,782        6.000%--03/15/2029........................       4,867
    4,059        6.000%--04/15/2029........................       4,130
    2,255        6.000%--05/15/2029........................       2,293
      522        6.000%--06/15/2029........................         530
    5,327        6.000%--07/15/2029........................       5,422
      112        6.000%--08/15/2029........................         114
      684        7.500%--08/15/2029........................         720
    2,296        6.000%--09/15/2029........................       2,336
      608        7.500%--09/15/2029........................         641
       92        6.000%--10/15/2029........................          94
    2,068        7.500%--10/15/2029........................       2,179
       80        6.000%--11/15/2029........................          82
      124        7.500%--11/15/2029........................         130
      307        7.000%--12/15/2029........................         321
      488        7.500%--12/15/2029........................         513
      423        7.500%--01/15/2030........................         444
       61        7.500%--02/15/2030........................          65
      205        7.500%--04/15/2030........................         216
       23        7.500%--07/15/2030........................          24
      944        7.500%--08/15/2030........................         993
      364        6.000%--10/15/2030........................         371
      838        7.500%--10/15/2030........................         882
      193        7.500%--11/15/2030........................         203
      391        7.500%--12/15/2030........................         412
    1,677        7.500%--01/15/2031........................       1,765
      217        7.000%--02/15/2031........................         227

MORTGAGE PASS-THROUGH--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------
  $ 3,849        7.500%--02/15/2031........................  $    4,049
      383        7.500%--03/15/2031........................         402
      190        6.000%--07/15/2031........................         193
                                                             ----------
                                                                 49,015
                                                             ----------
               Government National Mortgage Association I
                 TBA(8)
                 November Delivery
   20,500        6.000%--11/20/2031........................      20,840
   95,500        6.500%--11/20/2031........................      98,634
  132,000        7.000%--11/20/2031........................     137,566
                                                             ----------
                                                                257,040
                                                             ----------
               Government National Mortgage Association I
                 TBA(8)
                 December Delivery
   85,000        7.000%--12/20/2031........................      88,320
               Government National Mortgage Association II
      781        6.375%--03/20/2017(4).....................         798
      373        6.750%--08/15/2017........................         398
    1,503        6.750%--08/20/2022(4).....................       1,561
      907        6.750%--09/20/2023(4).....................         942
      263        6.375%--05/20/2024(4).....................         270
       30        6.750%--07/20/2024........................          31
    2,010        6.750%--09/20/2024(4).....................       2,086
      250        7.625%--12/20/2024(4).....................         260
      786        6.375%--01/20/2025(4).....................         804
      695        6.375%--02/20/2025(4).....................         711
      440        7.625%--10/20/2025........................         459
    1,257        7.625%--11/20/2025(4).....................       1,310
      316        7.625%--12/20/2026(4).....................         329
    2,373        6.750%--07/20/2027........................       2,461
    6,567        7.000%--11/20/2029........................       6,744
                                                             ----------
                                                                 19,164
                                                             ----------
               Government National Mortgage Association II
                 TBA(8)
                 November Delivery
   13,000        6.000%--11/20/2031........................      13,171
   20,600        6.500%--11/20/2031........................      21,199
    8,000        7.000%--11/20/2031........................       8,333
                                                             ----------
                                                                 42,703
                                                             ----------
               PNC Mortgage Securities Corp. REMIC(6)
                 Series 1998-14 Cl. 3A3
   17,589        6.500%--02/25/2029(4).....................      18,129
                                                             ----------
TOTAL MORTGAGE PASS-THROUGH
  (Cost $521,675)..........................................     529,076
                                                             ----------

MUNICIPAL BONDS--0.5%
               Massachusetts State Water Resources
                 Authority
                 Series B
    2,600        4.750%--12/01/2021........................       2,521
               North Carolina State Education Authority
                 Series 2000 Cl. G
    2,700        3.650%--06/01/2009(2).....................       2,702
                                                             ----------
TOTAL MUNICIPAL BONDS
  (Cost $5,115)............................................       5,223
                                                             ----------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MUNICIPAL BONDS--CONTINUED
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--7.8%
PRINCIPAL
 AMOUNT                                                       VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
               U.S. Treasury Bonds
  $ 2,028        3.625%--04/15/2028(9).....................  $    2,177
    5,800        5.250%--11/15/2028........................       5,960
   15,648        3.875%--04/15/2029(4,9)...................      17,541
                                                             ----------
                                                                 25,678
                                                             ----------
               U.S. Treasury Notes
    2,660        3.625%--07/15/2002(4,9)...................       2,710
    4,705        3.375%--01/15/2007(4,9)...................       4,869
    4,724        3.625%--01/15/2008(9).....................       4,937
   39,288        3.875%--01/15/2009(9).....................      41,694
    1,224        3.500%--01/15/2011(9).....................       1,273
                                                             ----------
                                                                 55,483
                                                             ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $77,251)...........................................      81,161
                                                             ----------

OPTIONS--0.0%
 NO. OF
CONTRACTS
-----------------------------------------------------------------------
                 Eurodollar Futures Contracts
    6,062          Expire 12/2001..........................          25
    8,250          Expire 06/2002..........................          38
                                                             ----------
TOTAL OPTIONS
  (Cost $115)..............................................          63
                                                             ----------

SHORT-TERM INVESTMENTS--11.8%
PRINCIPAL
 AMOUNT                                                       VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
COMMERCIAL PAPER
               AT&T Corp
  $ 4,900        4.525%--08/06/2002........................  $    4,900
               CDC Commercial Paper Corp
   50,000        2.600%--11/01/2001........................      50,000
               Federal Home Loan Mortgage Corp
      695        0.010%--01/10/2002(4).....................         692
               Federal National Mortgage Association
    6,100        0.010%--11/01/2001........................       6,100
    6,600        0.010%--12/20/2001........................       6,567
                                                             ----------
                                                                 12,667
                                                             ----------
               Swedbank Forenings Yrs 1&2
    7,700        3.100%--12/26/2001........................       7,663
               UBS Finance Inc. Yrs 1&2
   42,300        2.650%--11/01/2001........................      42,300
    1,900        3.550%--12/19/2001........................       1,891
                                                             ----------
                                                                 44,191
                                                             ----------
TOTAL COMMERCIAL PAPER.....................................     120,113
                                                             ----------
U.S. TREASURY BILLS
               U.S. Treasury Bills
    1,905        0.010%--02/07/2002(4).....................       1,894
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $122,007)..........................................     122,007
                                                             ----------
TOTAL INVESTMENTS--138.0%
  (Cost $1,409,418)........................................   1,430,119
CASH AND OTHER ASSETS, LESS LIABILITIES--(38.0%)...........    (393,567)
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $1,036,552
                                                             ==========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                               NUMBER OF      FACE VALUE                           (DEPRECIATION)
DESCRIPTION                                                    CONTRACTS        (000S)        EXPIRATION DATE          (000S)
-----------                                                    ---------      ----------      ---------------      --------------
U.S. Treasury Bonds--20 Yr. (Buy)........................        1,154        $1,154,000      Dec-01                   $6,894
U.S. Treasury Notes--10 Yr. (Sell).......................           76           76,000       Dec-01                     (234)
U.S. Treasury Notes--5 Yr. (Sell)........................           59           59,000       Dec-01                     (156)
Municipal Bond Index Futures (Buy).......................            2            2,000       Dec-01                        5
Federal Republic of Germany Bonds--10 Yr. (Buy)..........          464        E 464,000       Dec-01                      916
                                                                                                                       ------
                                                                                                                       $7,425
                                                                                                                       ======

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

WRITTEN OPTIONS WHICH WERE OPEN AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                             NUMBER OF
                                                              SHARES/           STRIKE                                 VALUE
DESCRIPTION                                                  CONTRACTS          PRICE         EXPIRATION DATE          (000S)
-----------                                                  ---------          ------        ---------------          ------
U.S. Treasury Notes--10 Yr. Futures (Call)............              759        $109.00        Nov-01                  $(2,016)
U.S. Treasury Notes--10 Yr. Futures (Call)............              600         111.00        Nov-01                     (684)
U.S. Treasury Notes--10 Yr. Futures (Call)............            1,773         108.00        Nov-01                     (111)
Euro Futures (Put)....................................        4,600,000          0.082        Nov-01                       --
Euro Futures (Put)....................................        1,800,000          0.082        Dec-01                       --
Eurodollar Futures (Put)..............................               89          95.00        Dec-01                       (1)
Eurodollar Futures (Put)..............................              109          96.00        Dec-01                       (1)
U.S. Treasury Notes--10 Yr. Futures (Call)............              113         112.00        Feb-02                     (150)
U.S. Treasury Notes--10 Yr. Futures (Call)............              131         111.00        Feb-02                     (221)
Eurodollar Futures (Put)..............................              168          95.50        Jun-02                       (4)
Eurodollar Futures (Put)..............................              387          96.00        Jun-02                      (19)
Eurodollar Futures (Put)..............................            5,371          95.75        Jun-02                     (201)
Swap Options--3 Mo. Libor (Call)......................       21,100,000           5.97        Oct-04                   (1,052)
Swap Options--3 Mo. Libor (Put).......................       21,100,000           5.97        Oct-04                     (793)
Swap Options--3 Mo. Libor (Call)......................        5,500,000           6.00        Oct-04                     (205)
Swap Options--3 Mo. Libor (Put).......................        5,500,000           6.00        Oct-04                     (279)
                                                                                                                      -------
Written options outstanding, at value (Premiums
  received of $7,416).................................                                                                $(5,737)
                                                                                                                      =======

TBA SALE COMMITMENTS WHICH WERE OPEN AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                             PRINCIPAL
                                                               AMOUNT           COUPON                                 VALUE
DESCRIPTION                                                    (000S)            RATE          DELIVERY DATE           (000S)
-----------                                                  ---------          ------         -------------           ------
Federal Home Loan Mortgage Corp.......................        $ 6,000           6.00%         Nov-01                  $ 5,963
Government National Mortgage Assoc. II................         85,000           7.00%         Nov-01                   88,525
                                                                                                                      -------
TBA Sale Commitments at Value (Proceeds receivable
  $93,787)............................................                                                                $94,488
                                                                                                                      =======

FIXED INCOME INVESTMENTS SOLD SHORT AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                                                      VALUE
PAR             SECURITY                                                              (000S)
---             --------                                                              ------
                Federal Republic of Germany Bonds...........................
E  500,000                                                                            $  440
                United States Treasury Notes................................
$5,800,000                                                                             6,070
                                                                                      ------
                TOTAL FIXED INCOME INVESTMENT SOLD SHORT
                (Proceeds $6,455)...........................................          $6,510
                                                                                      ======

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                            MARKET VALUE      FACE VALUE                           (DEPRECIATION)
CURRENCY                                                       (000S)           (000S)         DELIVERY DATE           (000S)
--------                                                    ------------      ----------       -------------       --------------
Japanese Yen (Sell)...................................        $24,560          $24,845        Dec-01                   $ 285
Eurodollar (Buy)......................................         21,881           22,361        Jan-02                    (480)
                                                                                                                       -----
                                                                                                                       $(195)
                                                                                                                       =====

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SWAP AGREEMENTS AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                                                                                 UNREALIZED
                                                                                                               APPRECIATION/
PAR VALUE                                                                                                      (DEPRECIATION)
 (000S)                             DESCRIPTION                                      COUNTER PARTY                 (000S)
---------                           -----------                             -------------------------------    --------------
Y521,000    To make or receive semi-annual payments through 1/1/2011        Morgan Stanley Capital Services       $  (189)
            based on the difference between (A) the 10 year fixed
            interest rate of 1.805% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
 360,000    To make or receive semi-annual payments through 1/1/2011        Morgan Stanley Capital Services          (121)
            based on the difference between (A) the 10 year fixed
            interest rate of 1.771% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
 L32,100    To make or receive semi-annual payments through 3/15/2003       Morgan Stanley Capital Services           633
            based on the difference between (A) the 10 year fixed
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  17,800    To make or receive semi-annual payments through 9/17/2003       Morgan Stanley Capital Services           191
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   5,800    To make or receive semi-annual payments through 3/2/2004        Lehman Brothers                           142
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  10,900    To make or receive semi-annual payments through 3/2/2004        Goldman Sachs Capital Markets             268
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  12,500    To make or receive semi-annual payments through 3/15/2004       Goldman Sachs Capital Markets             400
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  14,700    To make or receive semi-annual payments through 3/15/2004       Morgan Stanley Capital Services           295
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   8,300    To make or receive semi-annual payments through 3/15/2004       J.P. Morgan Securities                    112
            based on the difference between (A) the 10 year fixed
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  14,700    To make or receive semi-annual payments through 3/15/2004       Chase Manhattan                          (185)
            based on the difference between (A) the 10 year fixed
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   2,200    To make or receive semi-annual payments through 6/17/2004       Morgan Stanley Capital Services            37
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   6,400    To make or receive semi-annual payments through 6/17/2004       Goldman Sachs Capital Markets             124
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   3,700    To make or receive semi-annual payments through 3/15/2006       J.P. Morgan Securities                     71
            based on the difference between (A) the 10 year fixed
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   5,500    To make or receive semi-annual payments through 3/15/2006       Goldman Sachs Capital Markets             137
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   3,700    To make or receive semi-annual payments through 3/19/2006       Goldman Sachs Capital Markets              80
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  15,900    To make or receive semi-annual payments through 3/19/2006       J.P. Morgan Securities                    206
            based on the difference between (A) the 10 year fixed
            interest rate of 5.250% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   4,200    To make or receive semi-annual payments through 6/15/2006       Morgan Stanley Capital Services           138
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
  26,350    To make or receive semi-annual payments through 6/15/2006       Morgan Stanley Capital Services           867
            based on the difference between (A) the 10 year fixed
            interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
 $11,900    To make or receive semi-annual payments through 12/17/2006      Bank of America                           836
            based on the difference between (A) the 10 year fixed
            interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the USD-LIBOR-BBA.
  19,500    To make or receive semi-annual payments through 12/17/2006      Goldman Sachs Capital Markets             964
            based on the difference between (A) the 10 year fixed           New York
            interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the USD-LIBOR-BBA.
 116,500    To make or receive semi-annual payments through 12/18/2006      Morgan Stanley Capital Services         6,616
            based on the difference between (A) the 10 year fixed                                                 -------
            interest rate of 6.000% over (B) the 10 year floating rate                                            $11,622
            adjusted every six months based upon the USD-LIBOR-BBA.                                               =======

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

------------

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities were valued at $111,690 or 10.78% of net assets.

2 Variable rate security. The stated rate represents the rate in effect at October 31, 2001.

3 Step Coupon security. The stated rate represents the rate in effect at October 31, 2001.

4 At October 31, 2001, securities held by the Fund were pledged to cover margin requirements for open futures contracts, written options on futures contracts, short sales and TBAs. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $521,335.

5   MTN after the name of a security stands for Medium Term Note.

6 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7 Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

8 TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 2001. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Financial Statements).

9 Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

E  Euro.

Y   Japanese Yen.

L   British Pound.

    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 20.8%)

    U.S. Government Obligations
                                              4.6
    Collateralized Mortgage Obligations
                                              9.3
    Asset-Backed Securities
                                              65.3

ASSET-BACKED SECURITIES--65.3%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Aerco Ltd.
               Series 2A Cl. A3
 $ 4,000       2.985%--07/15/2025(1,2)......................  $  4,002
             Arcadia Automobile Receivables Trust
               Series 1998-B Cl. A5
   5,500       6.060%--06/15/2006(2)........................     5,673
             Associates Automobile Receivable Trust
               Series 2000-1 Cl. A3
   2,500       7.300%--01/15/2004...........................     2,589
             Beneficial Home Equity Loan Trust
               Series 1996-1 Cl. A
     604       2.556%--04/28/2026(1,2)......................       604
             Campobello Master Trust
               Series 1999-1A Cl. B
   3,000       3.080%--12/15/2006(1,2,3)....................     3,004
             Chase Funding Loan Acquisition Trust
               Series 2001-C2 Cl. IA2
   4,000       5.673%--05/25/2022(2)........................     4,138
             Chase Manhattan Auto Owner Trust
               Series 1999-A Cl. A4
     700       3.800%--05/15/2008...........................       700
             CIT Marine Trust
               Series 1999-A Cl. A2
   1,599       5.800%--04/15/2010(2)........................     1,633
             CIT RV Trust
               Series 1999-A Cl. A3
   3,300       5.960%--04/15/2011(2)........................     3,421
             CNH Equipment Trust
               Series 2000-B Cl. A2
     684       6.870%--02/15/2004(2)........................       689
             Contimortgage Home Equity Loan Trust
               Pass Thru Certificates
               Series 1998-3 Cl. A10
      35       5.840%--05/15/2016(2)........................        36
             COPEL Capital Funding LLC
               Series 1999-A Cl. A4
   4,220       5.800%--04/15/2003(2)........................     4,278
             DaimlerChrysler Auto Trust
               Series 2001-C Cl. A3
   3,000       4.210%--07/06/2005...........................     3,067
             Discover Card Master Trust
               Series 1999-4 Cl. A
   2,000       5.650%--11/16/2004...........................     2,038
               Series 2000-9 Cl. A
   2,000       6.350%--07/15/2008...........................     2,161
                                                              --------
                                                                 4,199
                                                              --------

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Federal Home Loan Mortgage Corp.
               Series T-31 Cl. A3
 $ 1,750       6.276%--11/25/2016...........................  $  1,829
             Felco Funding II LLC.
               Series 2000-1 Cl. A3
   4,000       7.585%--06/15/2004(2,3)......................     4,159
             First North American National Bank
               Series 1997-2 Cl. B
   3,000       2.995%--03/15/2006(2)........................     3,009
             Harley Davidson Motorcycle Trust
               Series 2001-2 Cl. A1
   1,400       3.770%--04/17/2006...........................     1,419
             Honda Auto Receivables Owner Trust
               Series 2001-1 Cl. A2
   3,000       5.150%--06/18/2003(2)........................     3,037
             Household Automotive Trust
               Series 2000-3 Cl. A2
   2,866       6.960%--10/17/2003(2)........................     2,902
             Ikon Receivables LLC
               Series 1999-1 Cl. A4
   3,375       6.230%--05/15/2005...........................     3,488
             MMCA Automobile Trust
               Series 2001-3 Cl. A2
   2,000       2.711%--05/17/2004(1)........................     2,003
             Morgan Stanley Dean Witter Capital I
               Series 2001 Cl. A2
   1,800       2.770%--02/25/2032(1)........................     1,800
             Navistar Financial Owner Trust
               Series 2001-B Cl. A4
   2,500       4.370%--11/17/2008...........................     2,500
             Newcourt Equipment Trust Securities
               Series 1999-1 Cl. A4
   3,600       7.180%--11/20/2005(2)........................     3,835
             PECO Energy Transition Trust
               Series 2000-A Cl. A2
   2,000       7.300%--09/01/2004...........................     2,057
             Premier Auto Trust
               Series 1999-3 Cl. A4
   2,600       6.430%--03/08/2004...........................     2,702
             Residential Asset Securities Corp.
               Series 2001 Cl. A
   3,000       5.345%--10/25/2020...........................     3,081
             Saxon Asset Securities Trust
               Series 2001-1 Cl. AF4
   2,000       6.310%--03/25/2026...........................     2,094
             Series 1999-2 Cl. MV2
   1,500       3.611%--05/25/2029(1,2)......................     1,504
                                                              --------
                                                                 3,598
                                                              --------
             Standard Credit Card Master Trust
               Series 1995-1 Cl. A
   2,000       8.250%--01/07/2007...........................     2,263
             Toyota Auto Receivables Owner Trust
               Series 2000-A Cl. A2
     443       7.120%--12/15/2002(2)........................       444
                                                              --------
TOTAL ASSET-BACKED SECURITIES
  (Cost $80,308)............................................    82,159
                                                              --------

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--9.3%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
----------------------------------------------------------------------
             CIT Equipment Collateral
               Series 2001-A Cl. A2
 $ 2,500       3.730%--03/22/2004...........................  $  2,530
             Credit Suisse First Boston Mortgage Securities
               Corp.
               Pass Thru Certificates
   3,000       3.004%--08/25/2031(3)........................     3,000
             Federal National Mortgage Association
     864       6.000%--08/15/2018...........................       876
             Federal National Mortgage Association REMIC(4)
               Series 1996-70 Cl. PD
     250       6.250%--07/25/2018(2)........................       249
             Norwest Asset Securities Corp.
               Pass Thru Certificates
               Series 1999-16 Cl. A1
     833       6.000%--06/25/2029(2)........................       831
             Salomon Brothers Mortgage Securities VII
               Series 2001-C1 Cl. A1
   2,881       5.137%--12/18/2035...........................     2,968
             Structured Asset Securities Corp.
               Series 2001-4A Cl. A2
   1,301       5.500%--03/25/2031(2)........................     1,302
                                                              --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $11,615)............................................    11,756
                                                              --------

U.S. GOVERNMENT OBLIGATIONS--4.6%
(Cost $5,800)
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
----------------------------------------------------------------------
             U.S. Treasury Notes
 $ 5,800       2.750%--09/30/2003...........................  $  5,839
                                                              --------

SHORT-TERM INVESTMENTS--25.1%
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated October 31, 2001 due November 1,
               2001 at 2.50% collateralized by a U.S.
               Treasury Note 6.750% May 15, 2005, par value
               of $27,755 (repurchase proceeds of $31,154
  31,152       when closed on November 1, 2001).............    31,152
                                                              --------
U.S. TREASURY BILLS
             U.S. Treasury Bills
     500       2.240%--03/28/2002(2)........................       496
                                                              --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $31,647)............................................    31,648
                                                              --------
TOTAL INVESTMENTS--104.3%
  (Cost $129,370)...........................................   131,402
CASH AND OTHER ASSETS, LESS LIABILITIES--(4.3%).............    (5,443)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $125,959
                                                              ========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 2001 ARE AS FOLLOWS:

                                                                                AGGREGATE                             UNREALIZED
                                                                 NUMBER OF      FACE VALUE                           APPRECIATION
DESCRIPTION                                                      CONTRACTS        (000S)        EXPIRATION DATE         (000S)
-----------                                                      ---------      ----------      ---------------      ------------
U.S. Treasury Note--2 Yr. (Buy)............................         16            $3,200        Dec-01                   $24

------------

1 Floating rate security. The stated rate represents the rate in effect at October 31, 2001.

2 At October 31, 2001, securities held by the Fund were pledged to cover margin requirements for open futures contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $49,246.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities were valued at $10,163 or 8.07% of net assets.

4 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 2001

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash of 0.3%)

    Repurchase Agreement
                                              13.5
    Bank Obligations
                                              23.5
    Commercial Paper
                                              62.7

BANK OBLIGATIONS--23.5%
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                         (000S)
-----------------------------------------------------------------------
             ABN Amro North America
 $ 6,000       2.770%--12/20/2001............................  $  6,004
             Bank of Montreal
   7,000       2.360%--12/10/2001............................     7,000
             Barclays Bank plc
   2,000       4.290%--04/25/2002............................     1,999
             Canadian Imperial Bank
   6,000       2.500%--12/07/2001............................     6,001
             Chase Manhattan Bank
   6,500       2.450%--11/16/2001............................     6,500
             CommerzBank AG
     800       5.040%--02/26/2002............................       802
             LandesBank Hessen Thuringen
   2,000       5.450%--01/08/2002............................     2,000
             Morgan Stanley Group Inc.
   2,250       6.375%--08/01/2002............................     2,292
             Toronto Dominion Bank
   7,000       2.460%--11/09/2001............................     7,000
                                                               --------
TOTAL BANK OBLIGATIONS
  (Cost $39,598).............................................    39,598
                                                               --------

COMMERCIAL PAPER--62.7%
             ANZ Delaware Inc.
   6,000       2.445%--12/21/2001............................     5,980
             Banque Et Caisse D'Epargne
   6,000       2.460%--12/27/2001............................     5,977
             Barclays US Funding Corp.
   4,000       2.473%--11/02/2001............................     4,000
             BCI Funding Corp.
   6,500       2.470%--12/20/2001............................     6,478
             Credit Agricole Indosuez Inc. Yrs 3&4
   6,000       2.270%--04/02/2002............................     5,943
             Danske Bank A/S
   6,000       3.550%--11/01/2001............................     6,000

COMMERCIAL PAPER--CONTINUED
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                         (000S)
-----------------------------------------------------------------------
             Dresdner Bank AG
 $ 5,950       2.358%--12/05/2001............................  $  5,937
             General Electric Capital Corp.
   6,000       3.386%--02/25/2002............................     5,936
             ING America Insurance
   6,000       3.380%--11/19/2001............................     5,990
             Koch Industries Inc.
   6,000       2.630%--11/01/2001............................     6,000
             Lloyds TSB Group plc
   5,500       3.800%--11/19/2001............................     5,489
             Paccar Financial Corp.
   2,000       4.350%--12/14/2001............................     1,990
             Province De Quebec Yrs 3&4
   5,165       3.340%--11/30/2001............................     5,151
             San Paolo U.S. Finance Co.
   5,000       4.055%--12/03/2001............................     4,982
             Sigma Finance Inc. Yrs 1&2
   6,000       3.590%--12/12/2001............................     5,975
             Societe Generale North America Inc.
   6,000       2.280%--01/14/2002............................     5,972
             State Street Corp.
   7,000       2.500%--11/01/2001............................     7,000
             UBS Finance Inc. Yrs 3&4
   6,000       2.650%--11/01/2001............................     6,000
             WestpacTrust Securities NZ Ltd.
   3,576       2.400%--11/27/2001............................     3,570
   1,600       2.220%--12/03/2001............................     1,597
                                                               --------
                                                                  5,167
                                                               --------
TOTAL COMMERCIAL PAPER
  (Cost $105,967)............................................   105,967
                                                               --------

REPURCHASE AGREEMENT--13.5%
(Cost $22,834)
             Repurchase Agreement with State Street Bank &
                 Trust dated October 31, 2001 due November 1,
                 2001 at 2.50% collateralized by a U.S.
                 Treasury Bills 8.875% August 15, 2017, par
                 value of $16,315 (repurchase proceeds of
   22,834        $22,836 when closed on November 1, 2001)....    22,834
                                                               --------
TOTAL INVESTMENTS--99.7%
  (Cost $168,399)(1).........................................   168,399
CASH AND OTHER ASSETS, LESS LIABILITIES--0.3%................       435
                                                               --------
TOTAL NET ASSETS--100.0%.....................................  $168,834
                                                               ========

------------

1  The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--OCTOBER 31, 2001

(All amounts in Thousands, except per share amounts)

                                                                HARBOR                  HARBOR
                                                                MID CAP     HARBOR     SMALL CAP
                                                                GROWTH      GROWTH      GROWTH
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................    $12,128    $157,662     $17,353
================================================================================================
Investments, at value.......................................    $ 9,740    $118,231     $14,010
Repurchase agreements.......................................        165          --       3,398
Cash........................................................         --          --          --
Foreign currency, at value (cost: $0; $0; $0; $0; $1; $0;
  $0; $0; $0; $1,786; $0; $0)...............................         --          --          --
Receivables for:
  Investments sold..........................................         59          --          49
  Capital shares sold.......................................          7          85           5
  Dividends.................................................         --          --          --
  Interest..................................................         --          44          --
  Swap agreements (cost: $0, $0, $0, $0, $0, $0, $0, $0, $0,
     $2,252, $0, $0)........................................         --          --          --
  Variation margin on futures contracts.....................         --          --          --
Withholding tax receivable..................................         --          --          --
Other assets................................................          1          19           1
------------------------------------------------------------------------------------------------
       TOTAL ASSETS.........................................      9,972     118,379      17,463
LIABILITIES
Payables for:
  Investments purchased.....................................        103          --         108
  Capital shares reacquired.................................        100         277           9
  Dividends to shareholders.................................         --          --          --
  Investments sold short, at value (proceeds $0; $0; $0; $0;
     $0; $0; $0; $0; $0; $6,455; $0; $0)....................         --          --          --
  Written options, at value (premiums received $0; $0; $0;
     $0; $0; $0; $0; $0; $0; $7,416; $0; $0)................         --          --          --
  Interest on swap agreements...............................         --          --          --
  Open forward currency contracts...........................         --          --          --
Accrued expenses:
  Adviser's fees............................................          4         146           7
  Trustees' fees............................................         --           1          --
  Transfer agent's fees.....................................         11           3          12
  Other.....................................................          2           1          10
  TBA sale commitments at value (proceeds receivable $0; $0;
     $0; $0; $0; $0; $0; $0; $0; $93,787; $0; $0)...........         --          --          --
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES....................................        220         428         146
NET ASSETS..................................................    $ 9,752    $117,951     $17,317
================================================================================================
Net assets consist of:
  Paid-in capital...........................................    $14,223    $168,404     $17,872
  Undistributed/(overdistributed) net investment income.....         --          --          --
  Accumulated net realized gain/(loss)......................     (2,248)    (11,022)       (610)
  Unrealized appreciation/(depreciation) of investments,
     swap agreements, written options, foreign currency,
     investments sold short and translation of assets and
     liabilities in foreign currencies......................     (2,223)    (39,431)         55
  Unrealized appreciation of futures and forward
     contracts..............................................         --          --          --
------------------------------------------------------------------------------------------------
                                                                $ 9,752    $117,951     $17,317
================================================================================================
Shares of beneficial interest...............................      1,728      11,573       1,782
Net asset value, offering and redemption price per share....    $  5.64    $  10.19     $  9.72

------------

*  Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

       HARBOR                          HARBOR                                          HARBOR                   HARBOR     HARBOR
    INTERNATIONAL      HARBOR         CAPITAL           HARBOR           HARBOR       LARGE CAP     HARBOR      SHORT      MONEY
       GROWTH       GLOBAL EQUITY   APPRECIATION   INTERNATIONAL II   INTERNATIONAL     VALUE        BOND      DURATION    MARKET
----------------------------------------------------------------------------------------------------------------------------------

      $525,888         $7,656        $6,164,138        $95,613         $2,652,642     $124,090    $1,409,418   $129,370   $168,399
==================================================================================================================================
      $430,637         $6,197        $6,041,024        $76,736         $3,488,056     $116,977    $1,430,119   $100,250   $145,565
            --            587                --             --                 --       12,063            --     31,152     22,834
            --              1                 1             --                 --        1,087        30,014          1          2
            --              1                --             --                 --           --         1,786         --         --

        11,442             69            15,294          4,294                 --           --       149,090         --         --
            40             15             2,581              6                579          154           474        435        310
           357              7             1,903             12              3,322           21            --         --         --
             3             --                 5             --                245           --         7,353        371        273
            --             --                --             --                 --           --        13,874         --         --
            --             --                --             --                 --           --         2,443          3         --
           585              2                 4            233              8,906            1            --         --         --
             6              1                16              3                 16           25            20         20         18
----------------------------------------------------------------------------------------------------------------------------------
       443,070          6,880         6,060,828         81,284          3,501,124      130,328     1,635,173    132,232    169,002

         5,015             94            18,361          1,705                 --           --       464,891      6,200         --
           146             --            19,372             19                549          218        26,183         48        117
            --             --                --             --                 --           --             6          6         12
            --             --                --             --                 --           --         6,510         --         --
            --             --                --             --                 --           --         5,737         --         --
            --             --                --             --                 --           --           151         --         --
            --             --                --             --                 --           --           195         --         --

           246              3             2,953             42              2,316           72           406         17         21
             3             --                25             --                 15           --             3         --         --
             8              4                12              1                  9           --            --         --         16
           451             14                 6          2,474                878            9            51          2          2
            --             --                --             --                 --           --        94,488         --         --
----------------------------------------------------------------------------------------------------------------------------------
         5,869            115            40,729          4,241              3,767          299       598,621      6,273        168
      $437,201         $6,765        $6,020,099        $77,043         $3,497,357     $130,029    $1,036,552   $125,959   $168,834
==================================================================================================================================

      $923,107         $8,656        $8,011,607        $97,913         $2,526,606     $138,505    $  971,769   $145,871   $168,834
            68              5             9,072            708             32,074           56         6,200        (85)        --
      (390,694)        (1,024)       (1,877,466)        (2,699)           103,429      (13,482)       17,904    (21,883)        --

       (95,280)          (872)         (123,114)       (18,879)           835,248        4,950        33,449      2,032         --
            --             --                --             --                 --           --         7,230         24         --
----------------------------------------------------------------------------------------------------------------------------------
      $437,201         $6,765        $6,020,099        $77,043         $3,497,357     $130,029    $1,036,552   $125,959   $168,834
==================================================================================================================================
        51,821            915           228,019          7,703            122,051        9,997        86,008     14,491    168,834
      $   8.44         $ 7.39        $    26.40        $ 10.00         $    28.65     $  13.01    $    12.05   $   8.69   $   1.00

HARBOR FUND
STATEMENT OF OPERATIONS--YEAR ENDED OCTOBER 31, 2001
(All amounts in Thousands)

                                                          HARBOR                                 HARBOR                HARBOR
                                                          MID CAP            HARBOR             SMALL CAP           INTERNATIONAL
                                                          GROWTH             GROWTH              GROWTH                GROWTH
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends...........................................    $     8           $      52             $  15               $   8,023
  Interest............................................         17               1,318                37                   1,214
  Foreign taxes withheld..............................         --                  --                --                    (899)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME.............................         25               1,370                52                   8,338
OPERATING EXPENSES:
  Investment advisory fees............................         67               1,333                73                   5,850
  Shareholder communications..........................          3                  41                 4                      83
  Custodian fees......................................         21                  25                21                     522
  Transfer agent fees.................................         14                 210                15                     384
  Professional fees...................................          4                   7                 6                      34
  Trustees' fees and expenses.........................         --                   4                --                      14
  Registration fees...................................         12                  46                14                      27
  Amortization of organization costs..................         --                  --                --                      --
  Insurance...........................................         --                   3                --                       6
  Miscellaneous.......................................          4                   8                 4                      16
---------------------------------------------------------------------------------------------------------------------------------
     Total operating expenses.........................        125               1,677               137                   6,936
  Advisory fee waived.................................        (18)                 --               (20)                     --
  Other expense reimbursements and reductions.........         --                  (2)               --                     (18)
---------------------------------------------------------------------------------------------------------------------------------
     Net operating expenses...........................        107               1,675               117                   6,918
  Dividend expense on investments sold short..........         --                  --                --                      --
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)..........................        (82)               (305)              (65)                  1,420
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments......................................     (2,248)            (11,022)             (610)               (370,483)
     Foreign currency transactions....................         --                  --                --                    (620)
     Investments sold short...........................         --                  --                --                      --
     Swap agreements..................................         --                  --                --                      --
     Futures contracts................................         --                  --                --                      --
     Written options..................................         --                  --                --                      --
  Change in net unrealized appreciation/(depreciation)
     on:
     Investments, foreign currency, written options
       and investments sold short.....................     (2,223)           (133,296)               55                (110,322)
     Swap agreements..................................         --                  --                --                      --
     Futures contracts................................         --                  --                --                      --
     Forward currency contracts.......................         --                  --                --                      --
     Translation of assets and liabilities in foreign
       currencies.....................................         --                  --                --                     104
---------------------------------------------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions..........     (4,471)           (144,318)             (555)               (481,321)
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.......................................    $(4,553)          $(144,623)            $(620)              $(479,901)
=================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

HARBOR       HARBOR                                          HARBOR                 HARBOR    HARBOR
GLOBAL      CAPITAL           HARBOR           HARBOR       LARGE CAP    HARBOR     SHORT     MONEY
EQUITY    APPRECIATION   INTERNATIONAL II   INTERNATIONAL     VALUE       BOND     DURATION   MARKET
----------------------------------------------------------------------------------------------------

$    71   $    47,795        $  1,926        $   103,176     $ 2,962    $     --    $   --    $   --
     14        10,650              58             10,150         606      54,228     5,923     7,165
     (4)         (453)           (226)           (13,537)        (12)         --        --        --
----------------------------------------------------------------------------------------------------
     81        57,992           1,758             99,789       3,556      54,228     5,923     7,165

     37        43,124             783             37,347         834       6,252       421       430
      1           628              16                359          15          80         4        27
     17           408              95              2,925          96         186        15        42
      4         2,214              87              1,551          86         330        17       181
     --           239               4                145           5          22         5         4
     --           113               2                 68           2          12         2         1
      8           603              31                  7          28          46        27        31
     --            --               3                 --          --          --        --        --
     --            12               3                 12           2           5         2         2
      2            78               9                  1           7          12         7         7
----------------------------------------------------------------------------------------------------
     69        47,419           1,033             42,415       1,075       6,945       500       725
    (10)           --            (101)            (2,576)         --      (1,960)     (210)     (172)
     --           (53)             (1)               (16)         (1)         (8)       (8)       (6)
----------------------------------------------------------------------------------------------------
     59        47,366             931             39,823       1,074       4,977       282       547
     --            --              --                 --         196          --        --        --
----------------------------------------------------------------------------------------------------
     22        10,626             827             59,966       2,286      49,251     5,641     6,618

 (1,047)   (1,807,374)         (2,314)           207,985      (6,076)     23,103       361         2
      6            --             (23)           (38,972)         --      (1,267)       --        --
     --            --              --                 --        (564)     (1,119)       --        --
     --            --              --                 --          --      (2,252)       --        --
     --            --              --                 --      (3,990)      4,215       130        --
     --            --              --                 --          --       2,699         9        --

   (872)   (1,461,985)        (27,020)        (1,037,366)      2,779      32,115     1,818        --
     --            --              --                 --          --      14,660        --        --
     --            --              --                 --         693       6,888         4        --
     --            --              --                 --          --        (195)       --        --
     --            --              27                940          --         645        --        --
----------------------------------------------------------------------------------------------------
 (1,913)   (3,269,359)        (29,330)          (867,413)     (7,158)     79,492     2,322         2
----------------------------------------------------------------------------------------------------
$(1,891)  $(3,258,733)       $(28,503)       $  (807,447)    $(4,872)   $128,743    $7,963    $6,620
====================================================================================================

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                                  HARBOR                         HARBOR
                                                              MID CAP GROWTH                     GROWTH
                                                              --------------         -------------------------------
                                                               NOVEMBER 1,           NOVEMBER 1,         NOVEMBER 1,
                                                                   2000                 2000                1999
                                                                 THROUGH               THROUGH             THROUGH
                                                               OCTOBER 31,           OCTOBER 31,         OCTOBER 31,
                                                                   2001                 2001                2000
--------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
    Net investment income/(loss)............................     $   (82)             $    (305)          $     46
    Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short, swap
     agreements, futures contracts and written options......      (2,248)               (11,022)            20,777
    Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold short,
     swap agreements, futures contracts, forward foreign
     currency contracts and translation of assets and
     liabilities in foreign currencies......................      (2,223)              (133,296)            40,500
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (4,553)              (144,623)            61,323
--------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
    Net investment income...................................          --                    (82)                --
    Net realized gain on investments........................          --                (17,428)           (10,441)
--------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................          --                (17,510)           (10,441)
--------------------------------------------------------------------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares........................      16,950                 58,621            153,456
    Net asset value of shares issued in connection with
     reinvestment of:
      Dividends from net investment income..................          --                     81                 --
      Distributions from net realized gain on investments...          --                 17,198             10,293
    Cost of shares reacquired...............................      (2,645)               (71,415)           (84,281)
--------------------------------------------------------------------------------------------------------------------
    NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...........................................      14,305                  4,485             79,468
--------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease) in net assets...................       9,752               (157,648)           130,350
NET ASSETS:
  Beginning of period.......................................          --                275,599            145,249
--------------------------------------------------------------------------------------------------------------------
  END OF PERIOD *...........................................     $ 9,752              $ 117,951           $275,599
====================================================================================================================
NUMBER OF CAPITAL SHARES:
  Sold......................................................       2,099                  3,837              6,092
  Reinvested in payment of investment income dividends......          --                      5                 --
  Reinvested in payment of capital gain distributions.......          --                  1,040                475
  Reacquired................................................        (371)                (4,682)            (3,484)
--------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.............       1,728                    200              3,083
  Outstanding:
    Beginning of period.....................................          --                 11,373              8,290
--------------------------------------------------------------------------------------------------------------------
    End of period...........................................       1,728                 11,573             11,373
====================================================================================================================
*  Includes undistributed/(over-distributed) net investment
   income of:...............................................     $    --              $      --           $     39

    The accompanying notes are an integral part of the financial statements.

         HARBOR                 HARBOR                HARBOR                HARBOR
    SMALL CAP GROWTH     INTERNATIONAL GROWTH      GLOBAL EQUITY     CAPITAL APPRECIATION
    ----------------   -------------------------   -------------   -------------------------
      NOVEMBER 1,      NOVEMBER 1,   NOVEMBER 1,    FEBRUARY 1,    NOVEMBER 1,   NOVEMBER 1,
          2000            2000          1999           2001           2000          1999
        THROUGH          THROUGH       THROUGH        THROUGH        THROUGH       THROUGH
      OCTOBER 31,      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
          2001            2001          2000           2001           2001          2000
--------------------------------------------------------------------------------------------
        $   (65)       $    1,420    $    1,511       $   22       $    10,626   $    (5,764)
           (610)         (371,103)      146,960       (1,041)       (1,807,374)    1,254,783
             55          (110,218)     (142,213)        (872)       (1,461,985)     (601,183)
--------------------------------------------------------------------------------------------
           (620)         (479,901)        6,258       (1,891)       (3,258,733)      647,836
--------------------------------------------------------------------------------------------
             --              (293)       (9,899)          --                --            --
             --          (121,187)      (98,795)          --        (1,154,660)     (660,216)
--------------------------------------------------------------------------------------------
             --          (121,480)     (108,694)          --        (1,154,660)     (660,216)
--------------------------------------------------------------------------------------------
         19,457           428,940       597,417       10,092         2,165,435     3,522,668
             --               258         8,659           --                --            --
             --           118,213        94,385           --         1,114,970       619,790
         (1,520)         (755,911)     (733,456)      (1,436)       (1,947,230)   (1,514,562)
--------------------------------------------------------------------------------------------
         17,937          (208,500)      (32,995)       8,656         1,333,175     2,627,896
--------------------------------------------------------------------------------------------
         17,317          (809,881)     (135,431)       6,765        (3,080,218)    2,615,516
             --         1,247,082     1,382,513           --         9,100,317     6,484,801
--------------------------------------------------------------------------------------------
        $17,317        $  437,201    $1,247,082       $6,765       $ 6,020,099   $ 9,100,317
============================================================================================
          1,935            35,196        29,877        1,091            66,131        67,564
             --                19           409           --                --            --
             --             8,635         4,459           --            32,784        12,613
           (153)          (63,042)      (36,012)        (176)          (59,853)      (29,438)
--------------------------------------------------------------------------------------------
          1,782           (19,192)       (1,267)         915            39,062        50,739
             --            71,013        72,280           --           188,957       138,218
--------------------------------------------------------------------------------------------
          1,782            51,821        71,013          915           228,019       188,957
============================================================================================
        $    --        $       68    $      218       $    5       $     9,072   $        --

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS--CONTINUED

(All amounts in Thousands)

                                                                      HARBOR                                  HARBOR
                                                                 INTERNATIONAL II                          INTERNATIONAL
                                                          -------------------------------         -------------------------------
                                                          NOVEMBER 1,         NOVEMBER 1,         NOVEMBER 1,         NOVEMBER 1,
                                                             2000                1999                2000                1999
                                                            THROUGH             THROUGH             THROUGH             THROUGH
                                                          OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                                             2001                2000                2001                2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
    Net investment income/(loss)........................   $    827            $  1,079           $    59,966         $    74,458
    Net realized gain/(loss) on investments, foreign
      currency transactions, investments sold short,
      swap agreements, futures contracts and written
      options...........................................     (2,337)              9,593               169,013             524,664
    Net unrealized appreciation/(depreciation) of
      investments, written options, investments sold
      short, swap agreements, futures contracts, forward
      foreign currency contracts and translation of
      assets and liabilities in foreign currencies......    (26,993)             (2,036)           (1,036,426)           (368,363)
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    (28,503)              8,636              (807,447)            230,759
---------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
    Net investment income...............................     (1,265)             (1,349)              (86,391)            (84,210)
    Net realized gain on investments....................     (6,349)             (4,991)             (462,932)           (371,384)
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS.................     (7,614)             (6,340)             (549,323)           (455,594)
---------------------------------------------------------------------------------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares....................     37,828             102,142               743,213             487,519
    Net asset value of shares issued in connection with
      reinvestment of:
      Dividends from net investment income..............      1,208               1,258                77,031              71,586
      Distributions from net realized gain on
         investments....................................      6,191               4,739               442,276             344,123
    Cost of shares reacquired...........................    (58,893)            (98,400)           (1,238,668)         (1,209,142)
---------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
      TRANSACTIONS......................................    (13,666)              9,739                23,852            (305,914)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease) in net assets...............    (49,783)             12,035            (1,332,918)           (530,749)
NET ASSETS:
  Beginning of period...................................    126,826             114,791             4,830,275           5,361,024
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*........................................   $ 77,043            $126,826           $ 3,497,357         $ 4,830,275
=================================================================================================================================
NUMBER OF CAPITAL SHARES:
  Sold..................................................      3,006               6,768                22,827              12,029
  Reinvested in payment of investment income
    dividends...........................................         91                  87                 2,288               1,770
  Reinvested in payment of capital gain distributions...        468                 326                13,140               8,510
  Reacquired............................................     (4,742)             (6,598)              (40,524)            (29,830)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.........     (1,177)                583                (2,269)             (7,521)
  Outstanding:
    Beginning of period.................................      8,880               8,297               124,320             131,841
---------------------------------------------------------------------------------------------------------------------------------
    End of period.......................................      7,703               8,880               122,051             124,320
=================================================================================================================================
*  Includes undistributed/(over-distributed) net
   investment income of:................................   $    708            $     13           $    32,074         $    50,361

    The accompanying notes are an integral part of the financial statements.

             HARBOR                      HARBOR                      HARBOR                      HARBOR
         LARGE CAP VALUE                  BOND                   SHORT DURATION               MONEY MARKET
    -------------------------   -------------------------   -------------------------   -------------------------
    NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
       2000          1999          2000          1999          2000          1999          2000          1999
      THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       2001          2000          2001          2000          2001          2000          2001          2000
-----------------------------------------------------------------------------------------------------------------
     $  2,286      $  2,982     $   49,251     $  39,061     $   5,641     $  10,863     $   6,618     $   5,804
      (10,630)        2,728         25,379         3,583           500        (1,552)            2             7
        3,472        (1,752)        54,113           (13)        1,822           976            --            --
-----------------------------------------------------------------------------------------------------------------
       (4,872)        3,958        128,743        42,631         7,963        10,287         6,620         5,811
-----------------------------------------------------------------------------------------------------------------
       (2,421)       (3,157)       (40,763)      (33,143)       (5,800)      (11,343)       (6,618)       (5,811)
       (1,898)      (15,960)        (4,887)           --            --            --            (2)           --
-----------------------------------------------------------------------------------------------------------------
       (4,319)      (19,117)       (45,650)      (33,143)       (5,800)      (11,343)       (6,620)       (5,811)
-----------------------------------------------------------------------------------------------------------------
       38,924        38,950        470,485       255,323       275,635       311,299       302,450       126,557
        2,324         3,063         37,555        28,899         5,729        11,254         6,353         5,577
        1,836        15,544          3,414            --            --            --            --            --
      (51,479)      (52,165)      (275,250)     (203,635)     (282,600)     (447,907)     (245,862)     (123,506)
-----------------------------------------------------------------------------------------------------------------
       (8,395)        5,392        236,204        80,587        (1,236)     (125,354)       62,941         8,628
-----------------------------------------------------------------------------------------------------------------
      (17,586)       (9,767)       319,297        90,075           927      (126,410)       62,941         8,628
      147,615       157,382        717,255       627,180       125,032       251,442       105,893        97,265
-----------------------------------------------------------------------------------------------------------------
     $130,029      $147,615     $1,036,552     $ 717,255     $ 125,959     $ 125,032     $ 168,834     $ 105,893
=================================================================================================================
        5,391         2,919         41,186        23,549        31,974        36,609       302,450       126,557
          133           231          3,296         2,682           665         1,326         6,353         5,577
          178         1,179            303            --            --            --            --            --
       (6,337)       (3,916)       (23,976)      (18,861)      (32,842)      (52,625)     (245,862)     (123,506)
-----------------------------------------------------------------------------------------------------------------
         (635)          413         20,809         7,370          (203)      (14,690)       62,941         8,628
       10,632        10,219         65,199        57,829        14,694        29,384       105,893        97,265
-----------------------------------------------------------------------------------------------------------------
        9,997        10,632         86,008        65,199        14,491        14,694       168,834       105,893
=================================================================================================================
     $     56      $     47     $    6,200     $   2,316     $     (85)    $      61     $      --     $      --

HARBOR FUND FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                 INCOME FROM INVESTMENT OPERATIONS
                                                           ---------------------------------------------
                                                                                   NET REALIZED AND
                                                                               UNREALIZED GAINS/(LOSSES)
                                                                                ON INVESTMENTS, FUTURES
                                                                                  CONTRACTS, WRITTEN
                                              NET ASSET                        OPTIONS, SWAP AGREEMENTS,
                                                VALUE           NET             INVESTMENTS SOLD SHORT      TOTAL FROM
                                              BEGINNING     INVESTMENT           AND FOREIGN CURRENCY       INVESTMENT
YEAR/PERIOD ENDED                             OF PERIOD    INCOME/(LOSS)               CONTRACTS            OPERATIONS
----------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
October 31, 2001(1).......................     $10.00          $  --                    $ (4.36)             $ (4.36)
----------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
October 31, 2001..........................     $24.23          $  --                    $(12.48)             $(12.48)
October 31, 2000..........................      17.52             --                       7.90                 7.90
October 31, 1999..........................      10.81           (.07)                      7.85                 7.78
October 31, 1998..........................      14.20           (.04)                     (1.07)               (1.11)
October 31, 1997(2).......................      16.00             --                       2.30                 2.30
----------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
October 31, 2001(1).......................     $10.00          $  --                    $  (.28)             $  (.28)
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2001..........................     $17.56          $  --                    $ (7.30)             $ (7.30)
October 31, 2000..........................      19.13            .01                       (.06)                (.05)
October 31, 1999..........................      18.07            .14                       1.30                 1.44
October 31, 1998..........................      16.15            .11                       2.52                 2.63
October 31, 1997..........................      15.35            .12                       1.12                 1.24
----------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
October 31, 2001(3).......................     $10.00          $  --                    $ (2.61)             $ (2.61)
----------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 2001..........................     $48.16          $ .04                    $(15.63)             $(15.59)
October 31, 2000..........................      46.92             --                       5.84                 5.84
October 31, 1999..........................      33.51           (.02)                     15.78                15.76
October 31, 1998..........................      34.01            .07                       4.35                 4.42
October 31, 1997..........................      25.88            .06                       8.95                 9.01
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 2001..........................     $14.28          $ .24(c)                 $ (3.62)             $ (3.38)
October 31, 2000..........................      13.83            .01(c)                    1.23                 1.24
October 31, 1999..........................      11.26            .18(c)                    2.54                 2.72
October 31, 1998..........................      12.14            .12(c)                    (.37)                (.25)
October 31, 1997..........................      10.47            .10(c)                    1.63                 1.73
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 2001..........................     $38.85          $ .57(c)                 $ (6.27)             $ (5.70)
October 31, 2000..........................      40.66            .48(c)                    1.22                 1.70
October 31, 1999..........................      36.97            .67(c)                    5.90                 6.57
October 31, 1998..........................      35.84            .51(c)                    1.92                 2.43
October 31, 1997..........................      31.21            .41(c)                    5.44                 5.85
----------------------------------------------------------------------------------------------------------------------


                                                  LESS DISTRIBUTIONS
                                            ------------------------------
                                            DIVIDENDS      DISTRIBUTIONS
                                             FROM NET         FROM NET
                                            INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                             INCOME      CAPITAL GAINS(5)    DISTRIBUTIONS
HARBOR MID CAP GROWTH FUND
October 31, 2001(1).......................    $  --            $   --            $   --
---------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
October 31, 2001..........................    $(.01)           $(1.55)           $(1.56)
October 31, 2000..........................       --             (1.19)            (1.19)
October 31, 1999..........................       --             (1.07)            (1.07)
October 31, 1998..........................       --             (2.28)            (2.28)
October 31, 1997(2).......................       --             (4.10)            (4.10)
----------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
October 31, 2001(1).......................    $  --            $   --            $   --
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2001..........................    $  --            $(1.82)           $(1.82)
October 31, 2000..........................     (.14)            (1.38)            (1.52)
October 31, 1999..........................     (.11)             (.27)             (.38)
October 31, 1998..........................     (.12)             (.59)             (.71)
October 31, 1997..........................     (.08)             (.36)             (.44)
----------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
October 31, 2001(3).......................    $  --            $   --            $   --
----------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 2001..........................    $  --            $(6.17)           $(6.17)
October 31, 2000..........................       --             (4.60)            (4.60)
October 31, 1999..........................     (.07)            (2.28)            (2.35)
October 31, 1998..........................     (.07)            (4.85)            (4.92)
October 31, 1997..........................     (.02)             (.86)             (.88)
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 2001..........................    $(.15)           $ (.75)           $ (.90)
October 31, 2000..........................     (.17)             (.62)             (.79)
October 31, 1999..........................     (.15)               --              (.15)
October 31, 1998..........................     (.10)             (.53)             (.63)
October 31, 1997..........................     (.02)             (.04)             (.06)
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 2001..........................    $(.71)           $(3.79)           $(4.50)
October 31, 2000..........................     (.65)            (2.86)            (3.51)
October 31, 1999..........................     (.58)            (2.30)            (2.88)
October 31, 1998..........................     (.40)             (.90)            (1.30)
October 31, 1997..........................     (.42)             (.80)            (1.22)
----------------------------------------------------------------------------------------------------------------------

See page 50 for notes to the Financial Highlights.

    The accompanying notes are an integral part of the financial statements.

                                                                             RATIO OF          RATIO OF
                                                    RATIO OF                ADVISER OR         OPERATING          RATIO OF
     NET ASSET                                      OPERATING             SUBADVISER FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                     NET ASSETS         EXPENSES                NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL          END OF PERIOD      TO AVERAGE               TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN            (000S)       NET ASSETS (%)(6)         NET ASSETS (%)    NET ASSETS (%)     NET ASSETS (%)
-------------------------------------------------------------------------------------------------------------------------------

      $ 5.64     (43.60)%(e)     $    9,752           1.20%(c)                  .20%             1.20%               --%
-------------------------------------------------------------------------------------------------------------------------------
      $10.19     (53.96)%        $  117,951            .95%                      --%              .95%               --%
       24.23     45.92              275,599            .88                       --               .87                --
       17.52     76.51              145,249            .90                       --               .90                --
       10.81     (8.73)              88,030           1.00                       --              1.00                --
       14.20     18.64              104,568           1.12                       --              1.12                --
-------------------------------------------------------------------------------------------------------------------------------
      $ 9.72     (2.80)%(e)      $   17,317           1.20%(c)                  .20%             1.20%               --%
-------------------------------------------------------------------------------------------------------------------------------
      $ 8.44     (45.53)%        $  437,201            .89%                      --%              .89%               --%
       17.56     (1.58)           1,247,082            .89                       --               .89                --
       19.13      7.87            1,382,513            .91                       --               .91                --
       18.07     16.96            1,178,252            .96                       --               .96                --
       16.15      8.13              918,950           1.02                       --              1.02                --
-------------------------------------------------------------------------------------------------------------------------------
      $ 7.39     (26.10)%(b,e)   $    6,765           1.20%(a,c)                .20%(a)          1.20%(a)            --%
-------------------------------------------------------------------------------------------------------------------------------
      $26.40     (35.23)%        $6,020,099            .66%                      --%              .66%               --%
       48.16     12.26            9,100,317            .64                       --               .64                --
       46.92     48.59            6,484,801            .66                       --               .66                --
       33.51     15.72            3,833,598            .68                       --               .68                --
       34.01     35.73            2,798,404            .70                       --               .70                --
-------------------------------------------------------------------------------------------------------------------------------
      $10.00     (25.22)%(e)     $   77,043            .89%(c)                  .10%              .89%               --%
       14.28      8.81(e)           126,826            .93(c)                   .10               .92                --
       13.83     24.37(e)           114,791            .92(c)                   .10               .92                --
       11.26     (1.98)(e)          112,669           1.15(c)                   .10              1.15                --
       12.14     16.64(e)           134,957            .99(c)                   .20               .98                --
-------------------------------------------------------------------------------------------------------------------------------
      $28.65     (16.40)%(e)     $3,497,357            .91%(c)                  .06%              .91%               --%
       38.85      3.74(e)         4,830,275            .92(c)                   .06               .92                --
       40.66     18.54(e)         5,361,024            .92(c)                   .06               .92                --
       36.97      6.97(e)         5,088,401            .94(c)                   .06               .94                --
       35.84     19.26(e)         5,090,048            .97(c)                   .05               .97                --
-------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
-------------------------------------------------------------------------------------------------------------------------------
          (.92)%(c)          61%
-------------------------------------------------------------------------------------------------------------------------------
          (.17)%              9%
           .02               13
          (.54)              13
          (.30)              23
          (.47)             147
-------------------------------------------------------------------------------------------------------------------------------
          (.67)%(c)          56%
-------------------------------------------------------------------------------------------------------------------------------
           .18%              63%
           .10              103
           .78               48
           .62               85
           .91               76
-------------------------------------------------------------------------------------------------------------------------------
           .45%(a,c)        143%(b)
-------------------------------------------------------------------------------------------------------------------------------
           .15%              89%
          (.07)              86
          (.05)              68
           .24               70
           .23               73
-------------------------------------------------------------------------------------------------------------------------------
           .79%(c)           33%
           .85(c)            65
          1.36(c)            52
           .86(c)            70
          1.33(c)            58
-------------------------------------------------------------------------------------------------------------------------------
          1.36%(c)            7%
          1.40(c)            10
          1.65(c)             4
          1.27(c)            14
          1.20(c)             6
-------------------------------------------------------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                              INCOME FROM INVESTMENT OPERATIONS
                                                         --------------------------------------------
                                                                               NET REALIZED AND
                                                                           UNREALIZED GAINS/(LOSSES)
                                                                            ON INVESTMENTS, FUTURES
                                                                              CONTRACTS, WRITTEN
                                            NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                              VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                            BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
YEAR/PERIOD ENDED                           OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS
-------------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
October 31, 2001(4).....................     $13.88          $.24                   $ (.68)                $ (.44)
October 31, 2000........................      15.40           .27                      .08                    .35
October 31, 1999........................      15.21           .27                     1.80                   2.07
October 31, 1998........................      18.17           .27                      .79                   1.06
October 31, 1997........................      16.04           .34                     4.13                   4.47
-------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 2001........................     $11.00          $.56(c)                $ 1.08                 $ 1.64
October 31, 2000........................      10.85           .57(c)                   .15                    .72
October 31, 1999........................      11.82           .58(c)                  (.49)                   .09
October 31, 1998........................      11.57           .61(c)                   .53                   1.14
October 31, 1997........................      11.28           .68(c)                   .30                    .98
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2001........................     $ 8.51          $.45(c)                $  .19                 $  .64
October 31, 2000........................       8.56           .55(c)                  (.04)                   .51
October 31, 1999........................       8.69           .46(c)                  (.15)                   .31
October 31, 1998........................       8.66           .48(c)                   .09                    .57
October 31, 1997........................       8.79           .45(c,d)                 .01                    .46
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2001........................     $ 1.00          $.05(c)                $   --                 $  .05
October 31, 2000........................       1.00           .06(c)                    --                    .06
October 31, 1999........................       1.00           .05(c)                    --                    .05
October 31, 1998........................       1.00           .05(c)                    --                    .05
October 31, 1997........................       1.00           .02(c)                    --                    .02
-------------------------------------------------------------------------------------------------------------------


                                                        LESS DISTRIBUTIONS
                                          -----------------------------------------------
                                          DIVIDENDS      DISTRIBUTIONS
                                           FROM NET         FROM NET
                                          INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                           INCOME      CAPITAL GAINS(5)    DISTRIBUTIONS
HARBOR LARGE CAP VALUE FUND
October 31, 2001(4).....................    $(.24)           $ (.19)            $(.43)
October 31, 2000........................     (.30)            (1.57)            (1.87)
October 31, 1999........................     (.25)            (1.63)            (1.88)
October 31, 1998........................     (.28)            (3.74)            (4.02)
October 31, 1997........................     (.34)            (2.00)            (2.34)
-------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 2001........................    $(.52)           $ (.07)            $(.59)
October 31, 2000........................     (.57)               --              (.57)
October 31, 1999........................     (.55)             (.51)            (1.06)
October 31, 1998........................     (.66)             (.23)             (.89)
October 31, 1997........................     (.69)               --              (.69)
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2001........................    $(.46)           $   --             $(.46)
October 31, 2000........................     (.56)               --              (.56)
October 31, 1999........................     (.44)               --              (.44)
October 31, 1998........................     (.54)               --              (.54)
October 31, 1997........................     (.59)               --              (.59)
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2001........................    $(.05)           $   --             $(.05)
October 31, 2000........................     (.06)               --              (.06)
October 31, 1999........................     (.05)               --              (.05)
October 31, 1998........................     (.05)               --              (.05)
October 31, 1997........................     (.02)               --              (.02)
-------------------------------------------------------------------------------------------------------------------

1  Commenced operations on November 1, 2000.

2 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.

3  For the period February 1, 2001 (inception) through October 31, 2001.

4 Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates as its Subadviser.

5  Includes both short-term and long-term capital gains.

6  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its management fees.

d  Based on monthly average of shares outstanding during the fiscal year.

e The total returns would have been lower had certain expenses not been waived during the periods shown.

f  Dividend expense from investments sold short.

g  Interest expense from investments sold short.

    The accompanying notes are an integral part of the financial statements.

                                                                        RATIO OF          RATIO OF
                                                     RATIO OF          ADVISER OR         OPERATING          RATIO OF
     NET ASSET                                       OPERATING       SUBADVISER FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                      NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL           END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN             (000S)       NET ASSETS (%)(6)    NET ASSETS(%)     NET ASSETS(%)     NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------

      $13.01     (3.20)%          $  130,029             .77%               --%              .77%               .14%(a,f)
       13.88      3.07               147,615             .80                --               .80                .16(f)
       15.40     14.60               157,382             .76                --               .76                 --
       15.21      6.69               170,468             .79                --               .79                 --
       18.17     31.08               161,359             .83                --               .83                 --
--------------------------------------------------------------------------------------------------------------------------
      $12.05     15.35%(e)        $1,036,552             .56%(c)           .22%              .56%                --%
       11.00      6.95(e)            717,255             .60(c)            .21               .60                 --
       10.85      0.85(e)            627,180             .61(c)            .21               .60                 --
       11.82     10.33(e)            473,021             .65(c)            .22               .65                 --
       11.57      8.96(e)            362,594             .67(c)            .23               .67                 --
--------------------------------------------------------------------------------------------------------------------------
      $ 8.69      7.73%(e)        $  125,959             .28%(c)           .20%              .27%                --%
        8.51      6.21(e)            125,032             .29(c)            .20               .28                 --
        8.56      3.68(e)            251,442             .28(c)            .20               .28                 --
        8.69      6.81(e)            217,244             .36(c)            .20               .36                 --
        8.66      5.48(e)            162,476             .38(c)            .20               .36                .64(g)
--------------------------------------------------------------------------------------------------------------------------
      $ 1.00      4.83%(e)        $  168,834             .38%(c)           .12%              .38%                --%
        1.00      5.99(e)            105,893             .48(c)            .12               .47                 --
        1.00      4.82(e)             97,265             .46(c)            .12               .46                 --
        1.00      5.20(e)            100,276             .57(c)            .12               .57                 --
        1.00      5.11(e)             73,540             .63(c)            .12               .62                 --
--------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
--------------------------------------------------------------------------------------------------------------------------
          1.64%              194%
          2.05               106
          1.65               110
          1.67               114
          1.98               146
--------------------------------------------------------------------------------------------------------------------------
          5.50%(c)           531%
          6.16(c)            494
          5.35(c)            271
          5.41(c)            278
          6.04(c)            252
--------------------------------------------------------------------------------------------------------------------------
          5.35%(c)           246%
          6.00(c)            478
          5.36(c)            578
          5.51(c)            727
          5.14(c)          1,519
--------------------------------------------------------------------------------------------------------------------------
          4.60%(c)           N/A
          5.88(c)            N/A
          4.73(c)            N/A
          5.08(c)            N/A
          4.97(c)            N/A
--------------------------------------------------------------------------------------------------------------------------

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2001

(Currency in Thousands)

NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company, consisting of a series of twelve diversified investment portfolios (each series a "Fund", collectively, the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of October 31, 2001, the Trust consisted of the following funds: Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor International Growth Fund, Harbor Global Equity Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Large Cap Value Fund (formerly Harbor Value Fund), Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.

     Securities, for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund), may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded. See Portfolio of Investments for open futures contracts held as of October 31, 2001.

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Harbor Money Market Fund) may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values (except Harbor Large Cap Value Fund). Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of October 31, 2001.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as income or expense when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED


TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

     The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

SHORT SALES

     Each Fund, except Harbor International Growth Fund, Harbor International Fund, Harbor International Fund II and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

FOREIGN FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the effective yield method.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

INCOME RECOGNITION

     In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premiums and discounts on fixed income securities. Accordingly, the adoption of the Guide will have no significant effect on the Trust's financial statements.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets or the number of shareholders of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the year ended October 31, 2001 were as follows:

                                                                       PURCHASES                       SALES
                                                                ------------------------      ------------------------
                                                                   U.S.                          U.S.
FUND                                                            GOVERNMENT      OTHER         GOVERNMENT      OTHER
----                                                            ----------      -----         ----------      -----
Harbor Mid Cap Growth Fund..................................    $       --    $   19,488      $       --    $    5,277
Harbor Growth Fund..........................................            --        20,836              --        16,132
Harbor Small Cap Growth Fund................................            --        19,862              --         5,298
Harbor International Growth Fund............................            --       477,115              --        30,336
Harbor Global Equity Fund...................................            --        16,740              --         8,646
Harbor Capital Appreciation Fund............................            --     6,501,018              --     6,218,918
Harbor International Fund II................................            --        34,271              --        51,396
Harbor International Fund...................................            --       292,133              --       822,499
Harbor Large Cap Value Fund.................................            --        48,915              --        67,889
Harbor Bond Fund............................................     5,730,912       827,619       5,616,880       613,737
Harbor Short Duration Fund..................................       163,304        89,382         161,169        67,727

     The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

REDEMPTION IN-KIND TRANSACTIONS

     For the year ended October 31, 2001, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, and Harbor Large Cap Value Fund realized gains of $10,560, $396, $66,094 and $741, respectively, from in-kind redemptions of Fund shares.

WRITTEN OPTIONS

     Transactions in written options for the year ended October 31, 2001 are summarized as follows:

                                                                  OPTIONS WRITTEN             OPTIONS WRITTEN
                                                              -----------------------    -------------------------
                                                                EURODOLLAR FUTURES             EURO FUTURES
                                                              -----------------------    -------------------------
                                                              NUMBER OF    AGGREGATE      NUMBER OF     AGGREGATE
                                                              CONTRACTS    FACE VALUE     CONTRACTS     FACE VALUE
                                                              ---------    ----------     ---------     ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................      574       E$ 1,436              --     E     --
  Options opened............................................    7,226         18,065      28,300,000       28,300
  Options closed/expired....................................   (1,676)        (4,191)    (21,900,000)     (21,900)
                                                               ------       --------     -----------     --------
  Open at 10/31/2001........................................    6,124       E$15,310       6,400,000     E  6,400
                                                               ======       ========     ===========     ========

                                                                  OPTIONS WRITTEN            OPTIONS WRITTEN
                                                              -----------------------    -----------------------
                                                               JAPANESE YEN FUTURES       U.S. TREASURY FUTURES
                                                              -----------------------    -----------------------
                                                              NUMBER OF    AGGREGATE     NUMBER OF    AGGREGATE
                                                              CONTRACTS    FACE VALUE    CONTRACTS    FACE VALUE
                                                              ---------    ----------    ---------    ----------
  Options outstanding at beginning of year..................      8         Y 8,000          513       $   513
  Options opened............................................     --              --        7,956         7,956
  Options closed/expired....................................     (8)         (8,000)      (5,093)       (5,093)
                                                                  --        -------       ------       -------
  Open at 10/31/2001........................................     --         Y    --        3,376       $ 3,376
                                                                  ==        =======       ======       =======

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED


                                                                   OPTIONS WRITTEN              OPTIONS WRITTEN
                                                              --------------------------    ------------------------
                                                              SWAP OPTIONS-JAPANESE YEN        SWAP OPTIONS-U.S.
                                                              --------------------------    ------------------------
                                                               NUMBER OF      AGGREGATE     NUMBER OF     AGGREGATE
                                                               CONTRACTS      FACE VALUE    CONTRACTS     FACE VALUE
                                                               ---------      ----------    ---------     ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................   400,000,000    Y 400,000             --     $    --
  Options opened............................................   200,000,000      200,000     53,200,000      53,200
  Options closed/expired....................................  (600,000,000)    (600,000)            --          --
                                                              ------------    ---------     ----------     -------
  Open at 10/31/2001........................................            --    Y      --     53,200,000     $53,200
                                                              ============    =========     ==========     =======

                                                                    OPTIONS WRITTEN
                                                                -----------------------
                                                                  EURODOLLAR FUTURES
                                                                -----------------------
                                                                NUMBER OF    AGGREGATE
                                                                CONTRACTS    FACE VALUE
                                                                ---------    ----------
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................       450        E$ 1,125
  Options opened............................................       280             700
  Options closed/expired....................................      (730)         (1,825)
                                                                  ----        --------
  Open at 10/31/2001........................................        --        E$    --
                                                                  ====        ========

------------

E Euro.

E$ Eurodollar.

Y Japanese Yen.

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor Capital"), an indirect wholly-owned subsidiary of Robeco Groep, N.V., is the Trust's investment adviser and is also responsible for administrative and other services. Prior to June 8, 2001, Harbor Capital was an indirect wholly-owned subsidiary of Owens-Illinois, Inc. Separate advisory agreements for each Fund were in effect during the year ended October 31, 2001. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE     FEES
                            FUND                                   RATE       EARNED
                            ----                                ----------    ------
Harbor Mid Cap Growth Fund..................................       0.75%      $    67
Harbor Growth Fund..........................................       0.75         1,333
Harbor Small Cap Growth Fund................................       0.75            73
Harbor International Growth Fund............................       0.75         5,850
Harbor Global Equity Fund...................................       0.75            37
Harbor Capital Appreciation Fund............................       0.60        43,124
Harbor International Fund II................................       0.75           783
Harbor International Fund...................................       0.85        37,347
Harbor Large Cap Value Fund.................................       0.60           834
Harbor Bond Fund............................................       0.70         6,252
Harbor Short Duration Fund..................................       0.40           421
Harbor Money Market Fund....................................       0.30           430

     Harbor Capital has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the year ended October 31, 2001, Harbor Capital agreed not to impose advisory fees of $18, $20, $10, $101, $2,576, $1,960, $210 and $172 relating to Harbor Mid Cap
Growth Fund, Harbor Small Cap Growth Fund, Harbor Global Equity Fund, Harbor International Fund II, Harbor International Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

     The Trust reimburses Harbor Capital for certain legal expenses incurred by Harbor Capital with respect to the Trust. Such amounts aggregated $50 for the year ended October 31, 2001.

DISTRIBUTOR

     HCA Securities, Inc. ("HCA Securities"), a wholly-owned subsidiary of Harbor Capital is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On October 31, 2001, Harbor Capital, HCA Securities and Harbor Transfer, Inc. held the following shares of beneficial interest in the Funds:

                                                                 HARBOR CAPITAL,
                                                                HCA SECURITIES AND
FUND                                                             HARBOR TRANSFER
----                                                            ------------------
Harbor Mid Cap Growth Fund..................................           306,370
Harbor Growth Fund..........................................            42,372
Harbor Small Cap Growth Fund................................           201,853
Harbor International Growth Fund............................            48,028
Harbor Global Equity Fund...................................           505,201
Harbor Capital Appreciation Fund............................             4,085
Harbor International Fund II................................           246,105
Harbor International Fund...................................             1,347
Harbor Large Cap Value Fund.................................            12,421
Harbor Bond Fund............................................            19,840
Harbor Short Duration Fund..................................            11,804
Harbor Money Market Fund....................................        23,054,803

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the year ended October 31, 2001 totaled $5,093.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $218 for the year ended October 31, 2001.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the year ended October 31, 2001. For the Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor International Growth Fund, Harbor Global Equity Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Large Cap Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $0, $2, $0, $18, $0, $53, $1, $16, $1, $8, $8 and $6, respectively. The Funds could have invested a portion of the assets utilized in connection with balance credit arrangements in an income producing asset if the Funds had not entered into such arrangements.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 5--TAX INFORMATION

     The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Funds' capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. The calculation of net investment income or loss per share in the Financial Highlights exclude the following amounts reclassified for the year ended October 31, 2001:

                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET INVESTMENT    NET REALIZED
                            FUND                                INCOME/(LOSS)     GAIN/(LOSS)     PAID-IN CAPITAL
                            ----                                --------------    ------------    ---------------
Harbor Mid Cap Growth Fund..................................       $    82          $     --          $   (82)
Harbor Growth Fund..........................................           348                10             (358)
Harbor Small Cap Growth Fund................................            65                --              (65)
Harbor International Growth Fund............................        (1,277)            1,094              183
Harbor Global Equity Fund...................................           (17)               17               --
Harbor Capital Appreciation Fund............................        (1,554)          (10,496)          12,050
Harbor International Fund II................................         1,133              (363)            (770)
Harbor International Fund...................................         8,138           (65,549)          57,411
Harbor Large Cap Value Fund.................................           144              (885)             741
Harbor Bond Fund............................................        (4,604)            1,033            3,571
Harbor Short Duration Fund..................................            13             3,523           (3,536)
Harbor Money Market Fund....................................            (2)                2               --

     At October 31, 2001, Harbor Mid Cap Growth Fund had capital loss carryforwards of approximately $2,096, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor Growth Fund had capital loss carryforwards of approximately $11,022, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor Small Cap Growth Fund had capital loss carryforwards of approximately $606, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor International Growth Fund had capital loss carryforwards of approximately $371,462, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor Global Equity Fund had capital loss carryforwards of approximately $956, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor Capital Appreciation Fund had capital loss carryforwards of approximately $1,535,346, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor International Fund II had capital loss carryforwards of approximately $2,577, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001, Harbor Large Cap Value Fund had capital loss carryforwards of approximately $12,600, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

     At October 31, 2001 Harbor Short Duration Fund had capital loss carryforwards of approximately $20,813, which may be available to offset future realized capital gains, if any; $13,538, $1,182, $2,216, $2,223 and $1,654 will expire on October 31, 2002, October 31, 2004, October 31, 2005, October 31, 2007 and October 31, 2008, respectively.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands, except per share amounts)

NOTE 5--TAX INFORMATION--CONTINUED

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at October 31, 2001, along with long-term capital gains and the amount of long-term capital gains per share paid during the year ended October 31, 2001 were as follows:

                                                                                                               LONG-TERM
                                                         GROSS UNREALIZED           NET UNREALIZED           CAPITAL GAINS
                                                  ------------------------------    APPRECIATION/     ---------------------------
           FUND                IDENTIFIED COST    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)     ($000S)      ($ PER SHARE)
           ----                ---------------    ------------    --------------    --------------     -------      -------------
Harbor Mid Cap Growth
  Fund.....................      $   12,280        $      410       $  (2,785)        $  (2,375)      $       --       $   --
Harbor Growth Fund.........         157,662            22,353         (61,784)          (39,431)          17,418        1.558
Harbor Small Cap Growth
  Fund.....................          17,357             1,335          (1,284)               51               --           --
Harbor International Growth
  Fund.....................         545,120            15,560        (130,044)         (114,484)          60,958        0.916
Harbor Global Equity
  Fund.....................           7,724                86          (1,026)             (940)              --           --
Harbor Capital Appreciation
  Fund.....................       6,506,258           520,862        (986,096)         (465,234)       1,154,575        6.174
Harbor International Fund
  II.......................          95,734             3,689         (22,687)          (18,998)           2,278        0.268
Harbor International
  Fund.....................       2,655,192         1,130,728        (297,864)          832,864          460,322        3.771
Harbor Large Cap Value
  Fund.....................         124,972             8,266          (4,198)            4,068               --           --
Harbor Bond Fund...........       1,409,444            25,079          (4,404)           20,675            4,888        0.072
Harbor Short Duration
  Fund.....................         129,370             2,265            (233)            2,032               --           --

     Harbor Large Cap Value Fund designates 88.24% of its distributions from investment company taxable income for the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

     The Form 1099 you receive in January, 2002 for each of the Funds will show the tax status of all distributions paid to your account in calendar year 2001.

NOTE 6--SUBSEQUENT EVENT

     Mastholm Asset Management, LLC has been appointed as subadviser of the Harbor International Growth Fund, effective December 1, 2001. Theodore J. Tyson, Joseph P. Jordan and Douglas R. Allen are co-managing the Fund.

     Harbor International Growth Fund will continue to have an investment goal of long-term growth of capital by investing in stocks of foreign companies with potential for sustainable growth. The portfolio typically will include 35 to 45 securities, each with a minimum market capitalization of approximately $10 billion at the time of initial investment.

HARBOR FUND
ADDITIONAL INFORMATION--(UNAUDITED)

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of Harbor is set forth below. The statement of additional information (SAI) includes additional information about the Funds Trustees and is available without charge, upon request, by calling 1-800-422-1050 or can be downloaded from our website at www.harborfund.com.

                                                                                                              NUMBER OF
                                 TERM OF                                                                    PORTFOLIOS IN
                                OFFICE AND                                                                  FUND COMPLEX
NAME, ADDRESS AND (AGE)         LENGTH OF                       PRINCIPAL OCCUPATION(S)                      OVERSEEN BY
POSITION(S) WITH FUND         TIME SERVED(1)                   DURING PAST FIVE YEARS(2)                       TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Howard P. Colhoun (66)                        General Partner, Emerging Growth Partners, L.P. (investing         12
Trustee                       Since 1986      in small companies) (1982-1996); Director, Storage U.S.A.
  14114 Mantua Mill Road                      (1995-Present); and Vice President and Director of Mutual
  Gylndon, MD 21071                           Funds, T. Rowe Price Associates, Inc. (prior to 1982).
John P. Gould (63)                            Director of Unext.com (1999-Present); President, Cardean           12
Trustee                       Since 1994      University (1999- 2001); Steven G. Rothmeier Professor
  332 S. Michigan Avenue                      (1996-Present) and Distinguished Service Professor of
  13th Floor                                  Economics, Graduate School of Business, University of
  Chicago, IL 60604                           Chicago (1984-Present, on faculty since 1965); Trustee of
                                              Milwaukee Mutual (1997-Present); and Principal and Executive
                                              Vice President of Lexecon Inc. (1994-Present).
Rodger F. Smith (60)                          Partner, Greenwich Associates (a business strategy,                12
Trustee                       Since 1987      consulting and research firm) (1975-Present); and Director
  Office Park Eight                           of Arlington Capital Management (C.I.) Limited
  Greenwich, CT 06830                         (1992-Present).
-------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
David G. Van Hooser (55)                      Director and Chairman of the Board, Harbor Capital Advisors,       12
Chairman and Trustee          Since 2000      Inc. (2000-Present); Director, HCA Securities, Inc.
  One SeaGate                                 (2000-Present); Director, Harbor Transfer, Inc.
  Toledo, OH 43666                            (2000-Present); Senior Vice President and Chief Financial
                                              Officer, Owens-Illinois, Inc. (1998-2001); and Senior Vice
                                              President and Director of Corporate Strategy,
                                              Owens-Illinois, Inc. (1996-1998).
-------------------------------------------------------------------------------------------------------------------------
                                   INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
James M. Williams (54)                        Director and President (2000-Present) Harbor Capital              N/A
President                     Since 2000      Advisors, Inc.; Director and President (2000-Present) HCA
  One SeaGate                                 Securities, Inc.; Director (2000-Present) Harbor Transfer,
  Toledo, OH 43666                            Inc.; and Pension Asset Manager (1989-1999) Ford Motor
                                              Company.
Constance L. Souders (51)                     Senior Vice President, (1991-Present), Director of                N/A
Vice President                Since 1999      Administration (1997- Present), Director and Secretary
Treasurer                     Since 1992      (1988-Present), Treasurer (1988-2000), Vice President
  One SeaGate                                 (1988-1991) and Director of Accounting and Fiduciary
  Toledo, OH 43666                            Operations (1992-1996), Harbor Capital Advisors, Inc.;
                                              President (2000-Present), Director (1991-Present) and Vice
                                              President, Secretary, and Treasurer (1992-2000), Harbor
                                              Transfer, Inc.; and Vice President and Secretary
                                              (2000-Present) and Director (1989-Present), HCA Securities,
                                              Inc.
Karen B. Wasil (49)                           Assistant Secretary (1997-Present), Director (1999-2000) and      N/A
Secretary                     Since 1999      Regulatory and Legal Compliance Manager (1995-Present),
  One SeaGate                                 Harbor Capital Advisors, Inc.; Secretary (2000-Present)
  Toledo, OH 43666                            Director (1999-2000), Harbor Transfer, Inc.; and Director
                                              (1999-2000), HCA Securities, Inc.


NAME, ADDRESS AND (AGE)         OTHER DIRECTORSHIPS
POSITION(S) WITH FUND             HELD BY TRUSTEE
----------------------------
                               DISINTERESTED TRUSTEES
----------------------------
Howard P. Colhoun (66)                  N/A
Trustee
  14114 Mantua Mill Road
  Gylndon, MD 21071
John P. Gould (63)            Trustee of Dimensional
Trustee                       Fund Advisors, Inc., 28
  332 S. Michigan Avenue      series (1986-Present);
  13th Floor                  Trustee and Chairman
  Chicago, IL 60604           Pegasus Funds
                              (1996-1999); Trustee of
                              First Prairie Funds
                              (1985-1996); and Trustee
                              of Woodward Funds
                              (1996).
Rodger F. Smith (60)                    N/A
Trustee
  Office Park Eight
  Greenwich, CT 06830
----------------------------
                                 INTERESTED TRUSTEE
----------------------------
David G. Van Hooser (55)                N/A
Chairman and Trustee
  One SeaGate
  Toledo, OH 43666
----------------------------
                                INTERESTED PRINCIPAL
                                OFFICERS WHO ARE NOT
                                      TRUSTEES
----------------------------
James M. Williams (54)                  N/A
President
  One SeaGate
  Toledo, OH 43666
Constance L. Souders (51)               N/A
Vice President
Treasurer
  One SeaGate
  Toledo, OH 43666
Karen B. Wasil (49)                     N/A
Secretary
  One SeaGate
  Toledo, OH 43666

-------------------------
(1) Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.
(2) On June 7, 2001, a wholly-owned subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of the predecessor adviser to Harbor Fund, also named "Harbor Capital Advisors, Inc." That wholly owned subsidiary of Robeco Groep N.V. assumed the name "Harbor Capital Advisors, Inc." as part of the acquisition. Another subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of liabilities of Harbor Transfer, Inc. and assumed the name "Harbor Transfer, Inc." On September 20, 2001, a wholly-owned subsidiary of Robeco Groep, N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of HCA Securities, Inc. and assumed the name "HCA Securities, Inc." Accordingly, for periods prior to June 7, 2001 with respect to Harbor Capital Advisors, Inc. and Harbor Transfer, Inc. and for periods prior to September 20, 2001 with respect to HCA Securities, Inc., employment with Harbor Capital Advisors, Inc., Harbor Transfer, Inc. and HCA Securities, Inc. refers to employment with the predecessor entities.

HARBOR FUND
ADDITIONAL INFORMATION--(UNAUDITED)--CONTINUED

SPECIAL MEETING OF SHAREHOLDERS

On June 7, 2001, a special meeting of shareholders of Harbor Fund was held for the purpose of voting on the following matters. Mr. David G. Van Hooser was elected as a Trustee--Mr. Howard P. Colhoun, Mr. John P. Gould and Mr. Rodger F. Smith will continue to serve as Trustees.

FUND                                         PROPOSAL 1                            PROPOSAL 2
----------------------------------------------------------------------------------------------------------
                                                                      The approval of new Subadvisory
                                 The approval of a new Advisory       Agreements between each Fund,
                                 Agreement between each Fund and      Harbor Capital Advisors, Inc. and
                                 Harbor Capital Advisors, Inc.        each Fund's Subadviser
Harbor Fund
  FOR                                               N/A                                   N/A
WITHHELD                                            N/A                                   N/A
Harbor Mid Cap Growth Fund
  FOR                                           790,171                               790,238
AGAINST                                           1,240                                 1,173
ABSTAIN                                          36,159                                36,159
Harbor Growth Fund
  FOR                                         8,461,356                             8,457,320
AGAINST                                         126,422                               126,358
ABSTAIN                                          35,062                                39,163
Harbor Small Cap Growth Fund
  FOR                                           545,415                               545,465
  AGAINST                                         3,188                                 3,139
  ABSTAIN                                         2,199                                 2,199
Harbor International Growth
  Fund
  FOR                                        43,226,275                            43,221,546
  AGAINST                                       326,819                               329,401
  ABSTAIN                                       544,880                               547,027
Harbor Global Equity Fund
  FOR                                           507,933                               507,933
  AGAINST                                         1,101                                 1,101
  ABSTAIN                                             0                                     0
Harbor Capital Appreciation
  Fund
  FOR                                       154,502,645                           154,477,947
  AGAINST                                     1,775,623                             1,777,191
  ABSTAIN                                     1,870,754                             1,893,884
Harbor International Fund II
  FOR                                         5,569,202                             5,562,812
  AGAINST                                        65,717                                70,180
  ABSTAIN                                       640,917                               642,844
Harbor International Fund
  FOR                                        82,849,925                            82,847,627
  AGAINST                                     1,924,948                             1,891,464
  ABSTAIN                                    18,472,734                            18,508,516
Harbor Value Fund
  FOR                                         7,569,194                             7,574,791
  AGAINST                                        51,967                                53,852
  ABSTAIN                                        63,751                                56,269
Harbor Bond Fund
  FOR                                        51,370,926                            51,374,641
  AGAINST                                       672,261                               699,235
  ABSTAIN                                       996,302                               965,613
Harbor Short Duration Fund
  FOR                                        11,823,734                            11,822,266
  AGAINST                                        40,343                                39,627
  ABSTAIN                                        26,084                                28,268
Harbor Money Market Fund
  FOR                                        93,152,666                            93,255,371
  AGAINST                                     2,767,810                             2,719,203
  ABSTAIN                                     1,154,438                             1,100,340

FUND                                        PROPOSAL 3
-------------------------------  ---------------------------------
                                 The election of Mr. Van Hooser
                                      as a Trustee
Harbor Fund
  FOR                                       446,871,551
WITHHELD                                     45,098,618
Harbor Mid Cap Growth Fund
  FOR                                               N/A
AGAINST                                             N/A
ABSTAIN                                             N/A
Harbor Growth Fund
  FOR                                               N/A
AGAINST                                             N/A
ABSTAIN                                             N/A
Harbor Small Cap Growth Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor International Growth
  Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Global Equity Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Capital Appreciation
  Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor International Fund II
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor International Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Value Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Bond Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Short Duration Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A
Harbor Money Market Fund
  FOR                                               N/A
  AGAINST                                           N/A
  ABSTAIN                                           N/A

        (This document must be preceded or accompanied by a Prospectus.)

                                     NOTES

                                     NOTES

                                     NOTES

TRUSTEES AND OFFICERS                                                                 SHAREHOLDER SERVICING AGENT
DAVID G. VAN HOOSER                     Chairman and Trustee                          HARBOR TRANSFER, INC.
                                                                                      P.O. Box 10048
HOWARD P. COLHOUN                       Trustee                                       Toledo, Ohio 43699-0048
                                                                                      1-800-422-1050
JOHN P. GOULD                           Trustee
                                                                                      CUSTODIAN
RODGER F. SMITH                         Trustee
                                                                                      STATE STREET BANK AND TRUST COMPANY
JAMES M. WILLIAMS                       President                                     P.O. Box 1713
                                                                                      Boston, MA 02105
CONSTANCE L. SOUDERS                    Vice President and Treasurer
                                                                                      INDEPENDENT AUDITORS
KAREN B. WASIL                          Secretary
                                                                                      ERNST & YOUNG LLP
INVESTMENT ADVISER                                                                    200 Clarendon Street
                                                                                      Boston, MA 02116
HARBOR CAPITAL ADVISORS, INC.
One SeaGate                                                                           LEGAL COUNSEL
Toledo, OH 43666
DISTRIBUTOR AND PRINCIPAL UNDERWRITER                                                 HALE AND DORR LLP
                                                                                      60 State Street
HCA SECURITIES, INC.                                                                  Boston, MA 02109
One SeaGate
Toledo, OH 43666
(419) 247-2477

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

12/2001/290,000                                            [RECYCLED PAPER LOGO]
                                                                  recycled paper

SEMI-ANNUAL REPORT


[HARBOR FUND LOGO]

APRIL 30, 2002


-----------------------------------------
HARBOR FUND

TABLE OF CONTENTS

                                  SEMI-ANNUAL REPORT OVERVIEW                             2

                                  LETTER TO SHAREHOLDERS                                  4
                                  HARBOR DOMESTIC EQUITY FUNDS
                                  MANAGERS' COMMENTARY
                                    Harbor Capital Appreciation Fund                      6
                                    Harbor Mid Cap Growth Fund                            6
                                    Harbor Growth Fund                                    7
                                    Harbor Small Cap Growth Fund                          7
                                    Harbor Large Cap Value Fund                           8
                                    Harbor Mid Cap Value Fund                             8
                                    Harbor Small Cap Value Fund                           9
                                  PORTFOLIO OF INVESTMENTS
                                    Harbor Capital Appreciation Fund                     10
                                    Harbor Mid Cap Growth Fund                           12
                                    Harbor Growth Fund                                   14
                                    Harbor Small Cap Growth Fund                         16
                                    Harbor Large Cap Value Fund                          18
                                    Harbor Mid Cap Value Fund                            20
                                    Harbor Small Cap Value Fund                          22

                                  STATEMENT OF ASSETS AND LIABILITIES                    24

                                  STATEMENT OF OPERATIONS                                25

                                  STATEMENT OF CHANGES IN NET ASSETS                     26

                                  FINANCIAL HIGHLIGHTS                                   28
                                  HARBOR INTERNATIONAL EQUITY FUNDS
                                  MANAGERS' COMMENTARY
                                    Harbor International Fund                            30
                                    Harbor International Fund II                         30
                                    Harbor International Growth Fund                     31
                                    Harbor Global Equity Fund                            31
                                  PORTFOLIO OF INVESTMENTS
                                    Harbor International Fund                            32
                                    Harbor International Fund II                         34
                                    Harbor International Growth Fund                     36
                                    Harbor Global Equity Fund                            38

                                  STATEMENT OF ASSETS AND LIABILITIES                    42

                                  STATEMENT OF OPERATIONS                                43

                                  STATEMENT OF CHANGES IN NET ASSETS                     44

                                  FINANCIAL HIGHLIGHTS                                   46
                                  HARBOR FIXED INCOME FUNDS
                                  MANAGERS' COMMENTARY
                                    Harbor Bond Fund                                     48
                                    Harbor Short Duration Fund                           48
                                    Harbor Money Market Fund                             49
                                  PORTFOLIO OF INVESTMENTS
                                    Harbor Bond Fund                                     50
                                    Harbor Short Duration Fund                           57
                                    Harbor Money Market Fund                             59

                                  STATEMENT OF ASSETS AND LIABILITIES                    60

                                  STATEMENT OF OPERATIONS                                61

                                  STATEMENT OF CHANGES IN NET ASSETS                     62
                                  FINANCIAL HIGHLIGHTS                                   64
                                  NOTES TO FINANCIAL STATEMENTS                          66

                                DOMESTIC EQUITY
                              INTERNATIONAL EQUITY
                                  FIXED INCOME

HARBOR FUND
SEMI-ANNUAL REPORT OVERVIEW

The first half of Harbor Fund's fiscal year ended April 30, 2002. Performance for this six-month period is shown below for each of the 14 portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends and capital gains. The section entitled Long-Term Historic Total Returns reflects the 30-year returns for unmanaged indices, which are included as an indication of longer-term potential associated with taking different levels of market risk. You may not make a direct investment in an index.

                                                                  UNANNUALIZED
                                                                    6 MONTHS
                                                                     ENDED
HARBOR FUND TOTAL RETURNS                                          04/30/2002
-------------------------                                         ------------
HARBOR DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation Fund..........................          0.63%
  Harbor Mid Cap Growth Fund................................          2.30
  Harbor Growth Fund........................................          3.83
  Harbor Small Cap Growth Fund..............................         12.55
  Harbor Large Cap Value Fund...............................         13.18
  Harbor Mid Cap Value Fund.................................          6.70(a)
  Harbor Small Cap Value Fund...............................         16.10(b)
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund.................................         14.22%
  Harbor International Fund II..............................         11.90
  Harbor International Growth Fund..........................         -2.00
  Harbor Global Equity Fund.................................          3.87
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund..........................................          1.19%
  Harbor Short Duration Fund................................          1.19
  Harbor Money Market Fund..................................          0.86

COMMONLY USED MARKET INDICES TOTAL RETURNS
------------------------------------------
Morgan Stanley Capital International Europe, Australasia,
  and Far East (EAFE); international equity.................          5.53%
Morgan Stanley Capital International Europe, Australasia,
  and Far East Growth (EAFE Growth); international equity...          5.80
Morgan Stanley Capital International World Index (MSCI
  World); global equity.....................................          3.29
Standard & Poor's 500 (S&P 500); domestic equity............          2.31
Russell Midcap(R) Growth; domestic equity...................          6.97
Russell 2000(R) Growth; domestic equity.....................         10.40
Russell Midcap(R) Value; domestic equity....................         20.16
Russell 2000(R) Value; domestic equity......................         29.03
Russell 1000(R) Value; domestic equity......................          8.87
Lehman Brothers Aggregate (LB AGG); domestic bonds..........         -0.01
Salomon Treasury 1 YR CMI; domestic bonds...................          1.25
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...          0.90

                                                                    30 YEARS
                                                                   1972-2001
LONG-TERM HISTORIC TOTAL RETURNS                                  ANNUAL RATES
--------------------------------                                  ------------
EAFE........................................................         10.44%
MSCI World..................................................         10.12
S&P 500.....................................................         12.24
Domestic Bonds (intermediate and long)(1)...................          8.77
T-Bills.....................................................          7.04
Consumer Price Index........................................          4.98

HARBOR FUND
SEMI-ANNUAL REPORT OVERVIEW--CONTINUED

                                                                                EXPENSE RATIOS(2)
                                                                                                                   MORNINGSTAR
                                                1998          1999         2000         2001         2002(C)        MEDIAN(3)
                                                ----          ----         ----         ----         -------       -----------
HARBOR DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation Fund..........    0.68%         0.66%        0.64%        0.66%          0.68%           0.96%
  Harbor Mid Cap Growth Fund................     N/A          N/A          N/A          1.20           1.20            1.15
  Harbor Growth Fund........................    1.00          0.90         0.87         0.95           0.99            1.15
  Harbor Small Cap Growth Fund..............     N/A          N/A          N/A          1.20           0.96            1.20
  Harbor Large Cap Value Fund...............    0.79          0.76         0.80         0.77           0.77            0.91
  Harbor Mid Cap Value Fund.................     N/A          N/A          N/A          N/A            1.20(a)         1.11
  Harbor Small Cap Value Fund...............     N/A          N/A          N/A          N/A            1.20(b)         1.19
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund.................    0.94%         0.92%        0.92%        0.91%          0.88%           1.18%
  Harbor International Fund II..............    1.15          0.92         0.92         0.89           0.91            1.18
  Harbor International Growth Fund..........    0.96          0.91         0.89         0.89           0.93            1.27
  Harbor Global Equity Fund.................     N/A          N/A          N/A          1.20           1.20            1.25
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund..........................    0.65%         0.60%        0.60%        0.56%          0.57%           0.61%
  Harbor Short Duration Fund................    0.36          0.28         0.28         0.27           0.30            0.51
  Harbor Money Market Fund..................    0.57          0.46         0.47         0.38           0.36            0.74

   ------------------

   1 LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.

   2 Harbor Fund expense ratios are for operating expenses only and are shown net of all expense offsets (see Financial Highlights).

   3 Includes all no-load funds with at least five years of performance history in the March 31, 2002 Morningstar Universe with the same investment style as the comparable Harbor Fund portfolio.

   a  For the period March 1, 2002 (inception) through April 30, 2002.

   b  For the period December 14, 2001 (inception) through April 30, 2002.

   c  Annualized figures for the six-month period ended April 30, 2002.

DEAR SHAREHOLDER:

     Financial markets were choppy in the six months ended April 30, 2002, the first half of Harbor Fund's fiscal year.

     Equity markets had mounted a strong recovery in the closing months of 2001 from lows that had been reached in the wake of the terrorist attacks of September 11. In the early part of 2002, however, stocks gave back some of those gains, as investors reacted to a variety of concerns. These included uncertainty about the strength and pace of the economic recovery, questions about corporate governance and corporate accounting practices and the Middle East crisis.

     Also exerting downward pressure on stock prices was continued weakness in corporate profits. First quarter 2002 earnings for companies in the Standard & Poor's 500 stock index were estimated to be down by more than 10% on a year-over-year basis. This followed a decrease in full-year 2001 earnings of 20% to 30%, based on estimates by various analysts.

     After numerous reductions throughout 2001 brought the Federal Funds rate to a 40-year low of 1.75%, the Federal Reserve in March 2002 announced that the risk of economic weakness was believed to be equally balanced with that of inflation. This announcement signaled a potential turning point in Fed policy, raising the possibility of monetary tightening later in the year.

     In this environment, most major equity indices ended in positive territory for the six-month period, while investment-grade taxable bonds were essentially unchanged. Small capitalization stocks generally did better than large caps, while value-oriented stocks outperformed growth.

RETURNS FOR PERIODS ENDED 04/30/2002                            6 MONTHS         1 YEAR         5 YEARS         10 YEARS
------------------------------------                            --------         ------         -------         --------
S&P 500 (large cap stocks)..................................      2.31%          -12.63%         7.55%           12.23%
Russell 2000(R) (small cap stocks)..........................     20.03             6.68          9.66            11.63
Wilshire 5000 (total U.S. stock market).....................      5.23            -3.97          7.75            11.82
EAFE (foreign stocks).......................................      5.53           -13.88          1.34             5.86
LB Aggregate (taxable investment grade bonds)...............     -0.01             7.84          7.66             7.51
90-day T-bills (proxy for money market returns).............      0.90             2.64          4.75             4.62

HARBOR FUND

     Eight of the eleven Harbor equity funds and all three of the Harbor fixed income funds posted positive returns for the six-month period. The best performers included:

     - Harbor International Fund, up 14.22%, and Harbor International Fund II, up 11.90%, compared with the 5.53% increase by their benchmark, the EAFE index.

     - Harbor Large Cap Value Fund, up 13.18%, compared with an increase of 8.87% by its benchmark, the Russell 1000(R) Value index.

     - Harbor Small Cap Growth Fund, up 12.55%, compared with a return of 10.40% by its benchmark, the Russell 2000(R) Growth index.

     In addition, two new Harbor equity funds posted strong positive returns for the brief periods since their inceptions. Harbor Small Cap Value Fund was up 16.10% from its inception on December 14, 2001, and Harbor Mid Cap Value Fund was up 6.70% in the two months following its inception on March 1, 2002.

LONG-TERM PERSPECTIVE

     The generally positive performance by equities for the fiscal first half-year represented a welcome reversal from the significant declines suffered in calendar year 2001. While equities generally performed better in the fiscal first-half, bonds' flat performance contrasted with double-digit gains in the 2001 calendar year.

     An important reminder from this swift reversal in relative performance is that it is virtually impossible to consistently predict near-term movements in the financial markets. Long-term historical total returns (shown on page 1) are well documented and tend to reflect the fundamental risk/reward relationships represented by major asset classes. These long-term performance figures do not predict where stock or bond prices will go tomorrow. Yet they do provide valuable information for long-term investors.

     Such investors aim to achieve superior returns not by trying to out-guess the market or by chasing the latest hot-performing fund, but by taking advantage of the powerful long-term benefits of asset allocation. With an effective asset allocation strategy, individuals can diversify their assets among a mix of investments--stocks, bonds, and money market securities--that reflect their financial goals and tolerance for risk.

     Of course, even a well-executed asset allocation strategy cannot assure a profitable return under all circumstances. Nor does it provide complete protection against loss in declining markets. But it can help investors insulate themselves from overreacting to swift changes in the markets which can often result in poor investment results. By maintaining a balanced asset allocation strategy, investors can reduce their exposure to sudden drops in certain market segments while positioning themselves to participate in recoveries by asset classes that may be temporarily out of favor.

     Sound investment strategies, even when grounded on solid assumptions and supported by historical performance, are not always easy to follow in everyday practice. This is especially true during turbulent market periods. Continuing shifts in market sentiment are reflected in ongoing fluctuations in relative performance among asset classes: stocks vs. bonds, small cap vs. large cap, growth vs. value, and international vs. domestic.

     For many years, for example, international stocks routinely were included in most well-diversified portfolios. Because U.S. equities performed so well during much of the 1990s, however, some investors reduced or even eliminated their holdings in foreign stocks. In calendar year 2001, however, international stocks outperformed many major U.S. stock indices. This trend has continued into 2002. As noted above, Harbor International Fund and Harbor International Fund II were among the best-performing funds in the Harbor family for the most recent fiscal half year.

NEW FUNDS

     Harbor Fund expanded its lineup of domestic equity funds with the addition of two new value-oriented stock funds. Harbor Small Cap Value Fund was launched December 14, 2001, and Harbor Mid Cap Value Fund began operations on March 1, 2002. These new funds complement Harbor's established value product--Harbor Large Cap Value Fund.

     Since November 1, 2000, Harbor Fund has launched five new equity funds as part of our commitment to provide shareholders with access to the services of leading asset managers. These recently added funds also are designed to support the portfolio diversification strategies of our shareholders by further broadening the range of investment styles and objectives available to investors.

     By entrusting your assets to us, you have demonstrated a confidence in Harbor Fund that is deeply appreciated by all of us in the Harbor family. We know that we must continue to earn your confidence on a daily basis and we are committed to doing so.


          /s/ David G. Van Hooser                         /s/ James M. Williams
          David G. Van Hooser                             James M. Williams
          Chairman                                        President

HARBOR DOMESTIC EQUITY FUNDS
MANAGERS' COMMENTARY

The following performance figures are annualized for each Fund except for the six-month total return calculations. Unless otherwise stated, all comments pertain to the fiscal half year ended April 30, 2002. The comparative market indices reflect no operating or transaction costs, however the Funds' total returns are net of these costs. Performance data quoted represents past performance and is not predictive of future performance. The returns shown in the graphs and tables do not reflect the deduction of taxes that a shareholder would

    HARBOR CAPITAL APPRECIATION FUND                                                 04/30/2002  $26.53
    INCEPTION DATE--DECEMBER 29, 1987                            NET ASSET VALUE:    10/31/2001  $26.40

[HARBOR CAPITAL APPRECIATION FUND GRAPH]

                                                                    CAPITAL APPRECIATION                     S&P 500
                                                                    --------------------                     -------
                                                                          10000.00                          10000.00
4/30/93                                                                   11151.70                          10923.50
4/30/94                                                                   12499.20                          11504.60
4/30/95                                                                   15253.50                          13514.10
4/30/96                                                                   20076.10                          17597.10
4/30/97                                                                   23262.60                          22019.90
4/30/98                                                                   34542.00                          31062.50
4/30/99                                                                   44224.00                          37840.90
4/30/00                                                                   60339.70                          41674.10
4/30/01                                                                   44107.00                          36268.00
4/30/02                                                                   35931.20                          31689.10

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Capital Appreciation Fund       0.63%     -18.54%     9.08%     13.64%
--------------------------------------------------------------------------------
 S&P 500                                2.31%     -12.63%     7.55%     12.23%
--------------------------------------------------------------------------------

Harbor Capital Appreciation Fund underperformed the S&P 500 index for the past 6-month and 1-year periods. From a longer term perspective, the Fund's total returns exceeded those of the index for the latest 5-year and 10-year periods.
- Favorable stock selection among media, retail and other consumer discretionary stocks had the largest positive impact on the Fund's absolute and relative performance for the 6-month period. The Fund was significantly overweighted in the consumer discretionary sector relative to the index and its holdings in that sector outperformed those in the index.
- The index performance was reduced by negative returns in the telecommunication services and utilities sectors. This improved the relative performance of the Fund, which had no exposure in those areas. In addition, the Fund's information technology holdings performed better than those in the index.
- Financial services stocks in the portfolio underperformed those in the index for the 6-month period. This was the biggest detractor from relative performance. Health care stock prices declined during the period. This detracted from both absolute and relative performance, as the Fund was slightly overweighted in this sector compared with the index.
- The Fund's largest sector positions as of April 30, 2002, were in information technology, consumer discretionary, health care, and financial services. Sector weightings are a secondary consideration for the manager, who utilizes a bottom-up selection process to identify stocks with attractive valuations and above-average prospects for growth.

    HARBOR MID CAP GROWTH FUND                                                        04/30/2002  $5.77
    INCEPTION DATE--NOVEMBER 1, 2000                             NET ASSET VALUE:     10/31/2001  $5.64

[HARBOR MID CAP GROWTH FUND GRAPH]

                                                                       MID CAP GROWTH                RUSSELL MIDCAP(R) GROWTH
                                                                       --------------                ------------------------
                                                                          10000.00                          10000.00
4/30/01                                                                    7830.00                           7201.10
4/30/02                                                                    5770.00                           6120.46

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor Mid Cap Growth Fund             2.30%     -26.31%      N/A      -30.69%
--------------------------------------------------------------------------------
 Russell Midcap(R) Growth               6.97%     -15.01%     7.73%     -27.91%
--------------------------------------------------------------------------------

For the six months ended April 30, 2002, Harbor Mid Cap Growth Fund posted a total return of 2.30%. By comparison, the Russell Midcap(R) Growth index returned 6.97% for the period.
- U.S. equities staged a strong recovery in the fourth quarter of 2001, following the post-attack lows set on September 21. Smaller capitalization issues posted the strongest returns and growth stocks, which had suffered the brunt of the decline in 2001, reversed course and led the market out of the downturn. Following the large gains in the fourth quarter, the broad market produced lackluster results in the first quarter of 2002. Although the economy showed signs of recovery, the Enron/Andersen scandal and concerns of an escalating crisis in the Middle East put downward pressure on stock prices. Value stocks outperformed growth stocks in every size segment, as investors shied away from high growth areas, particularly technology and health care.
- The Fund's investments in consumer discretionary stocks added value for the period. With a gain of 32% over the six months, this was the portfolio's top-performing sector. In addition, the Fund was overweighted in energy stocks, which gained more than 30% during the period.
- Gains in these areas, however, were diminished by investments in the technology and health care sectors. Investments in health care were the largest detractor from performance, as these stocks experienced significant price declines. Although the Fund's technology stocks outperformed those in the benchmark, the overweighted position in a declining sector reduced portfolio returns.
- At April 30, the Fund's investments were focused on companies expected to benefit from continued economic recovery in 2002. The Fund continued to be significantly overweighted in the technology sector, with health care and consumer stocks also playing significant roles in the portfolio. In addition, the portfolio continued to be overweighted in the energy sector, which the manager expects to benefit from a supply/demand imbalance.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
MANAGERS' COMMENTARY--CONTINUED

pay on fund distributions or the redemption of fund shares. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost. For information on the risks associated with these Funds, please refer to the Harbor Fund prospectus. The performance of funds investing primarily in small and mid cap companies may be more volatile than funds which invest primarily in stocks of large cap companies.

    HARBOR GROWTH FUND                                                               04/30/2002  $10.58
    INCEPTION DATE--NOVEMBER 19, 1986                            NET ASSET VALUE:    10/31/2001  $10.19

[HARBOR GROWTH FUND GRAPH]

                                                                           GROWTH                    RUSSELL MIDCAP(R) GROWTH
                                                                           ------                    ------------------------
                                                                          10000.00                           10000.00
4/30/93                                                                   10186.30                           11061.00
4/30/94                                                                   11121.80                           12286.70
4/30/95                                                                   11612.40                           13896.40
4/30/96                                                                   16456.80                           18592.40
4/30/97                                                                   15322.90                           19321.60
4/30/98                                                                   21614.40                           27212.70
4/30/99                                                                   20645.90                           30567.80
4/30/00                                                                   44223.80                           46776.30
4/30/01                                                                   29279.70                           32990.70
4/30/02                                                                   21693.20                           28039.90

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Growth Fund                     3.83%     -25.91%     7.20%      8.05%
--------------------------------------------------------------------------------
 Russell Midcap(R) Growth               6.97%     -15.01%     7.73%     10.86%
--------------------------------------------------------------------------------

The Fund and its benchmark, the Russell Midcap(R) Growth index, posted positive single-digit total returns for the six months ended April 30, 2002.
- Growth stocks made a strong recovery in the fourth quarter of 2001. Some of those gains were relinquished in the first four months of 2002, however, as a result of investor concerns about the pace and timing of an economic recovery.
- The Fund's manager has a continuing focus on companies with favorable long-term growth prospects, including those in information technology, health care, and other industries. The Fund's sector weightings are the result of individual stock selections by the manager.
- Information technology stocks in the portfolio slightly outperformed those in the index and made a positive contribution to the Fund's performance for the six months. The Fund's best-performing technology holdings were companies in the semiconductor and electronic equipment industries.
- Health care stocks lost ground during the six-month period, but those held by the Fund performed better than those in the index. Price declines among health care stocks contributed to the Fund's relative performance, as the portfolio was underweighted in that area.
- Consumer discretionary stocks turned in a strong performance for the six-month period. This contributed favorably to the Fund's absolute performance, as its consumer discretionary holdings outpaced those in the index. However, the Fund was underweighted in the consumer discretionary sector compared with the index, which detracted from its relative performance.

    HARBOR SMALL CAP GROWTH FUND                                                     04/30/2002  $10.94
    INCEPTION DATE--NOVEMBER 1, 2000                             NET ASSET VALUE:    10/31/2001   $9.72

[HARBOR SMALL CAP GROWTH FUND GRAPH]

                                                                      SMALL CAP GROWTH                RUSSELL 2000(R) GROWTH
                                                                      ----------------                ----------------------
                                                                          10000.00                          10000.00
4/30/01                                                                   10220.00                           8266.24
4/30/02                                                                   10940.00                           7561.83

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor Small Cap Growth Fund          12.55%      7.05%       N/A       6.17%
--------------------------------------------------------------------------------
 Russell 2000(R) Growth                10.40%     -8.52%      4.55%     -17.00%
--------------------------------------------------------------------------------

Harbor Small Cap Growth Fund delivered a double-digit total return for the six months ended April 30, 2002. The Fund has outperformed the Russell 2000(R) Growth index for the latest 6-month and 1-year periods since its inception on November 1, 2000.
- Energy, financial services and consumer discretionary stocks were major contributors to the Fund's performance. Holdings in all three of these sectors contributed returns in excess of 20% for the 6-month period. Sector breakdowns in the portfolio evolved as a result of the manager's bottom-up stock selection process.
- The energy weighting in the portfolio added both absolute and relative value, as an increase in commodity prices, reduction in rig counts, and heightened tensions in the Middle East pushed stock prices higher. The Fund was overweighted in the energy sector compared with the index, and its energy holdings outperformed those in the index.
- The Fund was overweighted in financial services stocks compared with the index. This enhanced the Fund's relative performance as its investments in selected regional banks and other financial services stocks performed well. The biggest detractor to relative performance was the consumer discretionary sector. The Fund's holdings in this sector performed well but not as well as those in the index.
- Health care stocks were the largest contributor to the Fund's relative performance, delivering positive returns for the period versus a negative return for the health care sector of the index. The Fund's health care investments are focused on companies that the manager believes can best capitalize on demographic trends such as the aging of the population. The Fund is overweighted in health care services companies, which have been benefiting from volume growth and favorable reimbursement trends.
- Information technology was the only sector in which the Fund's holdings lost ground for the period. However, the Fund was sharply underweighted in this sector compared with the index, reflecting the manager's view that the market was continuing to overvalue many information technology stocks. This underweighting helped the Fund outperform the index.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
MANAGERS' COMMENTARY--CONTINUED

    HARBOR LARGE CAP VALUE FUND                                                      04/30/2002  $14.70
    INCEPTION DATE--DECEMBER 29, 1987                            NET ASSET VALUE:    10/31/2001  $13.01

[HARBOR LARGE CAP VALUE FUND GRAPH]

                                                                      LARGE CAP VALUE                 RUSSELL 1000(R) VALUE
                                                                      ---------------                 ---------------------
                                                                          10000.00                          10000.00
4/30/93                                                                   10572.70                          11680.50
4/30/94                                                                   11008.80                          12534.90
4/30/95                                                                   12838.00                          14109.90
4/30/96                                                                   16466.40                          18329.10
4/30/97                                                                   19503.90                          22464.40
4/30/98                                                                   26987.30                          31939.90
4/30/99                                                                   29220.80                          36439.90
4/30/00                                                                   27465.30                          35026.30
4/30/01                                                                   30656.00                          37276.80
4/30/02                                                                   31674.60                          35819.80

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Large Cap Value Fund           13.18%      3.32%     10.18%     12.22%
--------------------------------------------------------------------------------
 Russell 1000(R) Value                  8.87%     -3.91%      9.78%     13.61%
--------------------------------------------------------------------------------

Harbor Large Cap Value Fund outperformed its benchmark, the Russell 1000(R) Value index, by more than four percentage points for the six months ended April 30, 2002.
- Favorable stock selection and sector weightings both contributed to the Fund's positive performance for the six-month period. A bottom-up selection process is utilized to identify companies that the manager believes are trading at prices significantly below their intrinsic value. Sector weightings result primarily from these individual stock selections.
- Industrial and health care stocks made major positive contributions to the Fund's absolute and relative performance for the period. The Fund was overweighted in both sectors and its industrial and health care holdings significantly outperformed those in the index.
- Information technology stocks made a strong contribution to relative performance. The Fund's holdings in that sector posted a gain for the period while those in the index had negative returns.
- The Fund's relative performance was augmented by favorable stock selection in the energy sector and by its underweight exposure in telecommunication services, which was one of the worst-performing sectors during the period.
- Consumer discretionary and financial services stocks contributed positive returns but underperformed those sectors in the index. This was the biggest detractor from relative performance.
- The Fund's name was changed from Harbor Value Fund to Harbor Large Cap Value Fund effective September 20, 2001. At the same time, Armstrong Shaw Associates Inc. assumed responsibility for management of the Fund.

    HARBOR MID CAP VALUE FUND                                                        04/30/2002  $10.67
    INCEPTION DATE--MARCH 1, 2002                                NET ASSET VALUE:    03/01/2002  $10.00

[HARBOR MID CAP VALUE FUND GRAPH]

                                                                       MID CAP VALUE                 RUSSELL MIDCAP(R) VALUE
                                                                       -------------                 -----------------------
                                                                          10000.00                           10000.00
                                                                          10570.00                           10511.10
                                                                          10670.00                           10504.20

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor Mid Cap Value Fund               N/A        N/A        N/A       6.70%
--------------------------------------------------------------------------------
 Russell Midcap(R) Value               20.16%      8.41%     12.21%      5.04%
--------------------------------------------------------------------------------

In its first two months of operation, Harbor Mid Cap Value Fund posted a total return of 6.70%. During the period from the Fund's inception on March 1, 2002 through April 30, 2002, the mid cap sector of the market performed well. Value-oriented stocks performed particularly well, as indicated by the Fund's benchmark, the Russell Midcap(R) Value index, which posted a total return of 5.04% during this two-month period. The Fund outperformed the benchmark by more than one percentage point.
- From the beginning of 2002, various macroeconomic reports indicated that the U.S. economy probably had bottomed and was beginning a period of recovery. In that environment, the Fund benefited most from favorable stock selection within the industrial cyclical and consumer cyclical sectors. The more defensive groups, such as utilities and consumer staples, contributed least to the Fund's performance.
- Compared to the Russell Midcap(R) Value index, the Fund's portfolio was overweighted in several economically sensitive sectors, including capital goods, energy, retail, and technology. The portfolio was underweighted in the more defensive consumer staples and utilities sectors.
- The Fund's principal objective is long-term total return. The portfolio is constructed utilizing a bottom-up approach that employs fundamental and qualitative criteria.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
MANAGERS' COMMENTARY--CONTINUED

    HARBOR SMALL CAP VALUE FUND                                                      04/30/2002  $11.61
    INCEPTION DATE--DECEMBER 14, 2001                            NET ASSET VALUE:    12/14/2001  $10.00

[HARBOR SMALL CAP VALUE FUND GRAPH]

                                                                      SMALL CAP GROWTH                RUSSELL 2000(R) GROWTH
                                                                      ----------------                ----------------------
                                                                          10000.00                           10000.00
Dec                                                                       10730.00                           10612.30
Jan                                                                       10390.00                           10753.10
Feb                                                                       10600.00                           10818.60
Mar                                                                       11480.00                           11628.80
Apr                                                                       11610.00                           12038.10

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor Small Cap Value Fund             N/A        N/A        N/A      16.10%
--------------------------------------------------------------------------------
 Russell 2000(R) Value                 29.03%     22.43%     13.77%     17.31%
--------------------------------------------------------------------------------

Harbor Small Cap Value Fund posted a strong total return for the period from its inception on December 14, 2001 through April 30, 2002. It slightly underperformed its benchmark, the Russell 2000(R) Value index, over this time.
- The Fund maintained an overweighted position in health care securities during the reporting period, which contributed to the slight underperformance. The manager expects health care companies to perform well in either a stagnant or improving economic environment, due to strong growth in secular demand.
- The Fund benefited from its underweighted position in technology stocks relative to the index. The technology companies that were represented in the portfolio performed better than the sector average. Although prospects for economic recovery improved during the period, companies had not resumed making meaningful capital investments in their businesses. Given the relatively high valuations in many technology stocks, the Fund remained very selective in this area.

                                DOMESTIC EQUITY

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 3.9%)

    Paper & Forest Products                  0.1

    Internet & Catalog Retail                0.5

    Personal Products                        0.9

    Aerospace & Defense                      1.2

    Hotels Restaurants & Leisure             1.2

    Banks                                    1.3

    Health Care Equipment & Supplies         1.7

    Automobiles                              1.8

    Communications Equipment                 2.8

    Industrial Conglomerates                 2.8

    Beverages                                3.0

    Energy Equipment & Services              3.1

    Biotechnology                            3.8

    Computers & Peripherals                  5.3

    Software                                 5.3

    Insurance                                6.7

    Multiline Retail                         8.1

    Semiconductor Equipment & Products       8.2

    Specialty Retail                         8.3

    Media                                    9.7

    Diversified Financials                   9.9

    Pharmaceuticals                          10.4


COMMON STOCKS--96.1%
                                                              VALUE
 SHARES                                                       (000S)
----------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
  626,900    Northrop Grumman Corp. ......................  $   75,642
                                                            ----------
AUTOMOBILES--1.8%
1,221,400    Harley-Davidson Inc. ........................      64,722
  116,599    Porsche AG Pfd (1)*..........................      52,024
                                                            ----------
                                                               116,746
                                                            ----------

COMMON STOCKS--CONTINUED
                                                              VALUE
 SHARES                                                       (000S)
----------------------------------------------------------------------
BANKS--1.3%
2,014,800    Bank One Corp. ..............................  $   82,345
                                                            ----------
BEVERAGES--3.0%
3,671,100    Pepsico Inc. ................................     190,530
                                                            ----------
BIOTECHNOLOGY--3.8%
1,978,300    Amgen Inc.*..................................     104,612
2,217,700    Genentech Inc.*..............................      78,728
1,221,900    Medimmune Inc.*..............................      40,811
1,531,500    Sepracor Inc.*...............................      19,389
                                                            ----------
                                                               243,540
                                                            ----------
COMMUNICATIONS EQUIPMENT--2.8%
7,963,600    Cisco Systems Inc.*..........................     116,667
3,829,900    Nokia Oyj ADR (2)*...........................      62,274
                                                            ----------
                                                               178,941
                                                            ----------
COMPUTERS & PERIPHERALS--5.3%
4,430,600    Dell Computer Corp.*.........................     116,702
1,672,500    EMC Corp.*...................................      15,287
5,064,800    Hewlett-Packard Co. .........................      86,608
  865,800    International Business Machines Corp. .......      72,519
5,153,300    Sun Microsystems Inc.*.......................      42,154
                                                            ----------
                                                               333,270
                                                            ----------
DIVERSIFIED FINANCIALS--9.9%
1,509,900    American Express Co. ........................      61,921
  273,200    Capital One Financial Corp.*.................      16,362
4,812,866    Citigroup Inc. ..............................     208,397
2,030,800    Concord EFS Inc.*............................      66,184
1,357,900    Goldman Sachs Group Inc. ....................     106,935
2,443,500    MBNA Corp. ..................................      86,622
1,978,000    Merrill Lynch & Co. Inc. ....................      82,957
                                                            ----------
                                                               629,378
                                                            ----------
ENERGY EQUIPMENT & SERVICES--3.1%
3,571,600    Schlumberger Ltd. ...........................     195,545
                                                            ----------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
1,849,800    Baxter International Inc. ...................     105,254
                                                            ----------
HOTELS RESTAURANTS & LEISURE--1.2%
1,515,000    Marriott International Inc. Cl. A............      66,569
  396,700    Starbucks Corp.*.............................       9,053
                                                            ----------
                                                                75,622
                                                            ----------
INDUSTRIAL CONGLOMERATES--2.8%
  644,300    3M Co........................................      81,053
3,064,200    General Electric Co. ........................      96,676
                                                            ----------
                                                               177,729
                                                            ----------
INSURANCE--6.7%
3,357,025    American International Group Inc. ...........     232,038
1,389,700    Hartford Financial Services Group Inc. ......      96,306
1,002,400    XL Capital Ltd. Cl. A........................      94,576
                                                            ----------
                                                               422,920
                                                            ----------
INTERNET & CATALOG RETAIL--0.5%
  603,800    ebay Inc.*...................................      32,062
                                                            ----------
MEDIA--9.7%
8,602,100    Liberty Media Corp. Series A*................      92,042
1,688,900    New York Times Co. Cl. A.....................      78,635
1,508,300    Omnicom Group Inc. ..........................     131,584
1,974,700    Univision Communications Inc. CI. A*.........      78,909
1,292,700    USA Networks Inc.*...........................      38,665
4,187,840    Viacom Inc. CI. B*...........................     197,247
                                                            ----------
                                                               617,082
                                                            ----------

                                DOMESTIC EQUITY

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                              VALUE
 SHARES                                                       (000S)
----------------------------------------------------------------------
MULTILINE RETAIL--8.1%
  779,200    Costco Wholesale Corp. ......................  $   31,324
2,967,100    Kohls Corp.*.................................     218,675
1,509,900    Target Corp. ................................      65,907
3,542,200    Wal-Mart Stores Inc. ........................     197,867
                                                            ----------
                                                               513,773
                                                            ----------
PAPER & FOREST PRODUCTS--0.1%
  169,900    International Paper Co. .....................       6,967
                                                            ----------
PERSONAL PRODUCTS--0.9%
1,677,100    Gillette Co. ................................      59,503
                                                            ----------
PHARMACEUTICALS--10.4%
2,097,500    Abbott Laboratories..........................     113,160
3,118,800    Johnson & Johnson............................     199,167
3,562,450    Pfizer Inc. .................................     129,495
2,097,278    Pharmacia Corp. .............................      86,471
2,269,800    Wyeth........................................     129,379
                                                            ----------
                                                               657,672
                                                            ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.2%
1,349,200    Applied Materials Inc.*......................      32,813
1,840,500    ARM Holdings plc ADR (2)*....................      17,853
  769,900    ASML Holding NV--Registered..................      17,192
  495,600    Broadcom Corp. Cl. A*........................      17,098
6,992,100    Intel Corp. .................................     200,044
  230,200    KLA-Tencor Corp.*............................      13,575
  835,500    Maxim Integrated Products Inc.*..............      41,608
  393,500    Novellus Systems Inc.*.......................      18,652
1,649,700    STMicroelectronics NV--Registered............      50,794
3,671,900    Texas Instruments Inc. ......................     113,572
                                                            ----------
                                                               523,201
                                                            ----------
SOFTWARE--5.3%
  723,200    Adobe Systems Inc. ..........................      28,899
4,329,300    Microsoft Corp.*.............................     226,249
3,454,900    Oracle Corp.*................................      34,687
1,383,100    SAP AG ADR (2)*..............................      45,089
                                                            ----------
                                                               334,924
                                                            ----------

COMMON STOCKS--CONTINUED
                                                              VALUE
 SHARES                                                       (000S)
----------------------------------------------------------------------
SPECIALTY RETAIL--8.3%
2,919,800    Bed Bath & Beyond Inc.*......................  $  108,529
4,240,450    Home Depot Inc. .............................     196,630
2,207,300    Lowe's Cos. Inc. ............................      93,347
3,238,400    Tiffany & Co. ...............................     128,726
                                                            ----------
                                                               527,232
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $5,824,999).......................................   6,099,878
                                                            ----------

SHORT-TERM INVESTMENTS--3.9%
PRINCIPAL
 AMOUNT
 (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
             American Express Credit Corp.
$ 200,000      1.800%--05/01/2002.........................     200,000
             General Electric Capital Corp.
   50,701      1.800%--05/01/2002.........................      50,701
                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $250,701).........................................     250,701
                                                            ----------
TOTAL INVESTMENTS--100.0%
  (Cost $6,075,700).......................................   6,350,579
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.0%)...........        (506)
                                                            ----------
TOTAL NET ASSETS--100.0%..................................  $6,350,073
                                                            ==========

------------

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities were valued at $52,024 or 0.82% of net assets.

2 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 1.2%)

    Beverages                                0.6

    Multi-Utilities                          0.7

    Electronic Equipment & Instruments       0.8

    Airlines                                 1.0

    Auto Components                          1.0

    Pharmaceuticals                          1.0

    Road & Rail                              1.2

    Insurance                                1.3

    Internet Software & Services             1.4

    Commercial Services & Supplies           2.5

    Hotels Restaurants & Leisure             2.5

    Software                                 3.8

    IT Consulting & Services                 4.0

    Textiles & Apparel                       4.8

    Communications Equipment                 5.9

    Specialty Retail                         8.1

    Health Care Providers & Services         8.2

    Biotechnology                           14.0

    Energy Equipment & Services             15.0

    Semiconductor Equipment & Products      21.0


COMMON STOCKS--98.8%
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
AIRLINES--1.0%
  5,800      SKYWEST Inc. ...................................  $   133
                                                               -------
AUTO COMPONENTS--1.0%
  4,200      Gentex Corp. ...................................      133
                                                               -------
BEVERAGES--0.6%
  1,200      Constellation Brands Inc. Cl. A.................       72
                                                               -------
BIOTECHNOLOGY--14.0%
  7,700      Abgenix Inc.*...................................      109
  9,400      Celgene Corp.*..................................      186

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
BIOTECHNOLOGY--CONTINUED
  5,500      Cephalon Inc.*..................................  $   323
  4,800      Genzyme Corp.*..................................      196
  9,200      Gilead Sciences Inc.*...........................      286
  6,100      Invitrogen Corp.*...............................      212
 10,900      Medarex Inc.*...................................      111
  6,400      Medimmune Inc.*.................................      214
  4,700      OSI Pharmaceuticals Inc.*.......................      150
                                                               -------
                                                                 1,787
                                                               -------
COMMERCIAL SERVICES & SUPPLIES--2.5%
 14,000      Ceridian Corp.*.................................      312
                                                               -------
COMMUNICATIONS EQUIPMENT--5.9%
  7,200      Brocade Communication Systems Inc.*.............      184
  6,700      CIENA Corp.*....................................       50
 14,700      Finisar Corp.*..................................       94
  7,300      Harris Corp. ...................................      264
  4,100      Polycom Inc.*...................................       85
  5,700      Powerwave Technologies Inc.*....................       68
                                                               -------
                                                                   745
                                                               -------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
  3,500      Celestica Inc.*.................................       97
                                                               -------
ENERGY EQUIPMENT & SERVICES--15.0%
  7,900      BJ Services Co.*................................      290
 11,600      Global Industries Ltd.*.........................      112
  9,700      Grant Prideco Inc.*.............................      155
  5,900      Nabors Industries Inc.*.........................      269
  7,300      National-Oilwell Inc.*..........................      194
  6,900      Patterson-UTI Energy Inc.*......................      221
  8,300      Precision Drilling Corp.*.......................      278
  6,250      Transocean Sedco Forex Inc. ....................      222
  3,300      Weatherford International Inc.*.................      165
                                                               -------
                                                                 1,906
                                                               -------
HEALTH CARE PROVIDERS & SERVICES--8.2%
  8,400      AdvancePCS*.....................................      284
 11,200      Caremark Rx Inc.*...............................      241
 10,700      Omnicare Inc. ..................................      286
 33,700      WebMD Corp.*....................................      233
                                                               -------
                                                                 1,044
                                                               -------
HOTELS RESTAURANTS & LEISURE--2.5%
  4,100      Outback Steakhouse Inc.*........................      144
  7,700      Starbucks Corp.*................................      176
                                                               -------
                                                                   320
                                                               -------
INSURANCE--1.3%
  3,100      Partnerre Ltd. .................................      167
                                                               -------
INTERNET SOFTWARE & SERVICES--1.4%
 12,100      Yahoo! Inc.*....................................      179
                                                               -------
IT CONSULTING & SERVICES--4.0%
  5,900      Computer Sciences Corp.*........................      265
 13,600      KPMG Consulting Inc.*...........................      238
                                                               -------
                                                                   503
                                                               -------
MULTI-UTILITIES--0.7%
  7,900      Calpine Corp.*..................................       87
                                                               -------
PHARMACEUTICALS--1.0%
  2,000      Barr Laboratories Inc.*.........................      133
                                                               -------
ROAD & RAIL--1.2%
  7,700      Swift Transportation Co. Inc.*..................      150
                                                               -------

                                DOMESTIC EQUITY

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--21.0%
 10,200      Applied Micro Circuits Corp.*...................  $    69
 21,900      Atmel Corp.*....................................      197
  8,300      Cypress Semiconductor Corp.*....................      185
  5,000      Elantec Semiconductor Inc.*.....................      207
  4,200      Integrated Device Technology Inc.*..............      118
  5,200      Intersil Holding Corp. Cl. A*...................      140
  4,800      Lam Research Corp.*.............................      123
  6,200      Lattice Semiconductor Corp.*....................       73
 10,600      LSI Logic Corp.*................................      136
  3,900      Marvell Technology Group Ltd.*..................      140
  2,400      Micrel Inc.*....................................       53
  5,600      Microchip Technology Inc.*......................      249
  3,500      National Semiconductor Corp.*...................      110
  4,100      Novellus Systems Inc.*..........................      194
  3,300      QLogic Corp.*...................................      151
  9,600      RF Micro Devices Inc.*..........................      167
  4,300      Semtech Corp.*..................................      137
  4,800      Teradyne Inc.*..................................      158
 10,100      Vitesse Semiconductor Corp.*....................       60
                                                               -------
                                                                 2,667
                                                               -------
SOFTWARE--3.8%
  2,200      Electronic Arts Inc.*...........................      130
  3,600      Intuit Inc.*....................................      141
  8,100      Tibco Software Inc.*............................       68
  5,300      Veritas Software Corp.*.........................      150
                                                               -------
                                                                   489
                                                               -------
SPECIALTY RETAIL--8.1%
 10,000      Abercrombie & Fitch Co. Cl. A*..................      300
  8,800      Bed Bath & Beyond Inc.*.........................      327
 10,300      Foot Locker Inc.*...............................      162
  6,100      Tiffany & Co. ..................................      242
                                                               -------
                                                                 1,031
                                                               -------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
TEXTILES & APPAREL--4.8%
  7,800      Jones Apparel Group Inc.*.......................  $   304
 10,600      Polo Ralph Lauren Corp. Cl. A*..................      305
                                                               -------
                                                                   609
                                                               -------
TOTAL COMMON STOCKS
  (Cost $13,624).............................................   12,564
                                                               -------

SHORT-TERM INVESTMENT--9.2%
(Cost $1,177)
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Bill
               12.0% August 15, 2013, par value of
               $860 (repurchase proceeds of $1,177 when
 $1,177        closed on May 1, 2002)........................    1,177
                                                               -------
TOTAL INVESTMENTS--108.0%
  (Cost $14,801).............................................   13,741
CASH AND OTHER ASSETS, LESS LIABILITIES--(8.0%)..............   (1,015)
                                                               -------
TOTAL NET ASSETS--100.0%.....................................  $12,726
                                                               =======

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash, convertible bond and short-term investments of 5.7%)

    Electric Utilities                       0.8

    Wireless Telecommunication Services      0.8

    Hotels Restaurants & Leisure             1.7

    Commercial Services & Supplies           1.8

    Machinery                                1.8

    Internet Software & Services             2.9

    Computers & Peripherals                  4.4

    Pharmaceuticals                          4.5

    Health Care Providers & Services         4.7

    Multiline Retail                         5.8

    Health Care Equipment & Supplies         6.3

    Communications Equipment                 6.8

    Semiconductor Equipment & Products       9.0

    Electronic Equipment & Instruments       14.3

    Software                                 28.7


COMMON STOCKS--94.3%
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.8%
 140,000     DiamondCluster International Inc. Cl. A*.......  $  1,764
 450,000     ProsoftTraining.com*...........................       351
                                                              --------
                                                                 2,115
                                                              --------
 COMMUNICATIONS EQUIPMENT--6.8%
 290,000     Aspect Communications Corp.*...................     1,389
 210,000     Comverse Technology Inc.*......................     2,526
 400,000     Proxim Corp. Cl. A*............................     1,220
 440,000     Symmetricom Inc.*..............................     2,816
 335,000     Verilink Corp.*................................       137
                                                              --------
                                                                 8,088
                                                              --------
COMPUTERS & PERIPHERALS--4.4%
 300,000     Network Appliance Inc.*........................     5,235
                                                              --------
ELECTRIC UTILITIES--0.8%
 110,800     AES Corp.*.....................................       889
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--14.3%
 280,000     Checkpoint Systems Inc.*.......................  $  4,830
  60,000     ClearOne Communications Inc.*..................       983
 280,000     LoJack Corp. *.................................     1,540
 415,000     Pinnacle Systems Inc.*.........................     3,860
 230,000     Planar Systems Inc.*...........................     5,725
                                                              --------
                                                                16,938
                                                              --------
HEALTH CARE EQUIPMENT & SUPPLIES--6.3%
 250,000     Kensey Nash Corp.*.............................     4,812
 150,000     Molecular Devices Corp. *......................     2,678
                                                              --------
                                                                 7,490
                                                              --------
HEALTH CARE PROVIDERS & SERVICES--4.7%
 130,000     Health Management Associates Inc. Cl. A*.......     2,774
 105,000     Orthodontic Centers of America Inc.*...........     2,798
                                                              --------
                                                                 5,572
                                                              --------
HOTELS RESTAURANTS & LEISURE--1.7%
  60,000     Carnival Corp. ................................     1,999
                                                              --------
INTERNET SOFTWARE & SERVICES--2.9%
 200,000     Netegrity Inc.*................................     1,530
 130,000     Sonicwall Inc.*................................       965
 170,000     Stellent Inc.*.................................       896
                                                              --------
                                                                 3,391
                                                              --------
MACHINERY--1.8%
 200,000     Flow International Corp.*......................     2,120
                                                              --------
MULTILINE RETAIL--5.8%
  67,500     Dollar Tree Stores Inc.*.......................     2,574
 100,000     The TJX Cos. Inc. .............................     4,358
                                                              --------
                                                                 6,932
                                                              --------
PHARMACEUTICALS--4.5%
  85,517     Elan Corp. plc ADR(1)*.........................     1,016
 150,000     K-V Pharmaceutical Co. Cl. A*..................     4,313
                                                              --------
                                                                 5,329
                                                              --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.0%
 180,000     ATMI Inc.*.....................................     5,490
  70,000     Maxim Integrated Products Inc.*................     3,486
 172,605     TriQuint Semiconductor Inc.*...................     1,750
                                                              --------
                                                                10,726
                                                              --------
SOFTWARE--28.7%
 150,000     Ansoft Corp.*..................................     1,696
 200,000     Documentum Inc.*...............................     3,884
 150,000     Innoveda Inc.*.................................       583
 500,000     Legato Systems Inc. *..........................     3,450
 265,600     MRO Software Inc.*.............................     3,841
 100,000     Precis Inc.*...................................     1,455
 200,000     QRS Corp.*.....................................     2,240
 200,000     Renaissance Learning Inc.*.....................     6,914
 200,000     Secure Computing Corp.*........................     2,514
 160,000     SERENA Software Inc.*..........................     2,200
 100,000     Symantec Corp.*................................     3,541
 160,000     Wind River Systems Inc.*.......................     1,742
                                                              --------
                                                                34,060
                                                              --------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
 180,000     Nextel Communications Inc. Cl. A*..............       992
                                                              --------
TOTAL COMMON STOCKS
  (Cost $142,296)...........................................   111,876
                                                              --------

                                DOMESTIC EQUITY

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CONVERTIBLE BOND--1.2%
(Cost $2,827)
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
----------------------------------------------------------------------
             SystemOne Technologies Inc.
 $ 2,826       8.250%--02/23/2003 PIK(2)....................  $  1,413
                                                              --------

SHORT-TERM INVESTMENTS--4.5%
 COMMERCIAL PAPER
             Exxon Asset Management Co.
   1,816       1.750%--05/02/2002...........................     1,816
             General Electric Capital Corp.
   2,388       1.680%--05/01/2002...........................     2,388
             Prudential Funding Corp.
   1,192       1.700%--05/03/2002...........................     1,192
                                                              --------

SHORT-TERM INVESTMENTS--CONTINUED
                                                               VALUE
                                                               (000S)
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,396).............................................  $  5,396
                                                              --------
TOTAL INVESTMENTS--100.0%
  (Cost $150,519)...........................................   118,685
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.0)%.............        (5)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $118,680
                                                              ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2  PIK--Payment-in-kind security.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 18.7%)

    Biotechnology                            0.7

    Pharmaceuticals                          0.7

    Communications Equipment                 1.2

    Internet Software & Services             1.4

    Oil & Gas                                1.4

    Metals & Mining                          1.6

    Aerospace & Defense                      1.8

    Media                                    2.5

    Airlines                                 3.0

    Health Care Equipment & Supplies         3.0

    Hotels Restaurants & Leisure             3.3

    Software                                 4.1

    Specialty Retail                         4.5

    Semiconductor Equipment & Products       5.7

    Insurance                                5.8

    Energy Equipment & Services              7.1

    Banks                                    9.8

    Commercial Services & Supplies           10.1

    Health Care Providers & Services         13.6


COMMON STOCKS--81.3%
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.8%
 34,100      Armor Holdings Inc.*............................  $   864
                                                               -------
 AIRLINES--3.0%
 24,900      Atlantic Coast Airlines Holdings Inc.*..........      544
 24,700      ExpressJet Holdings Inc.*.......................      354
 25,700      SKYWEST Inc. ...................................      590
                                                               -------
                                                                 1,488
                                                               -------
BANKS--9.8%
 24,600      East West Bancorp Inc. .........................      881
 18,400      Greater Bay Bancorp.............................      616
 19,000      Indymac Bancorp Inc.*...........................      480
 45,600      Silicon Valley Bancshares ......................    1,457

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
BANKS--CONTINUED
 19,700      Southwest Bancorporation of Texas Inc.*.........  $   690
 17,800      UCBH Holdings Inc. .............................      702
                                                               -------
                                                                 4,826
                                                               -------
BIOTECHNOLOGY--0.7%
 15,000      Albany Molecular Research Inc.*.................      364
                                                               -------
COMMERCIAL SERVICES & SUPPLIES--10.1%
 20,000      Career Education Corp.*.........................      899
 31,400      DeVry Inc.*.....................................      832
 20,400      NDCHealth Corp. ................................      656
 45,000      Republic Services Inc. Cl. A*...................      891
 10,300      Stericycle Inc.*................................      696
  2,600      Sylvan Learning Systems Inc.*...................       72
 26,400      Waste Connections Inc.*.........................      932
                                                               -------
                                                                 4,978
                                                               -------
COMMUNICATIONS EQUIPMENT--1.2%
 34,300      Advanced Fibre Communications Inc.*.............      608
                                                               -------
ENERGY EQUIPMENT & SERVICES--7.1%
 23,900      Helmerich & Payne Inc. .........................      985
 20,100      SEACOR Smit Inc.*...............................      967
 59,000      Superior Energy Services Inc.*..................      658
 34,300      W-H Energy Services Inc.*.......................      883
                                                               -------
                                                                 3,493
                                                               -------
HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
 87,000      Interpore International Inc.*...................      818
 14,300      Wilson Greatbatch Technologies Inc.*............      375
 13,300      Wright Medical Group Inc.*......................      252
                                                               -------
                                                                 1,445
                                                               -------
HEALTH CARE PROVIDERS & SERVICES--13.6%
 60,500      Alliance Imaging Inc.*..........................      792
 10,900      Boron, LePore & Associates Inc.*................      130
 34,200      Community Health Systems Inc.*..................      992
 34,500      Cross Country Inc.*.............................    1,044
 31,700      Manor Care Inc.* ...............................      813
 75,000      PSS World Medical Inc.*.........................      742
 52,900      Quintiles Transnational Corp.*..................      751
 26,800      RehabCare Group Inc.*...........................      714
 45,000      Select Medical Corp.*...........................      677
  5,000      Specialty Laboratories Inc. ....................       44
                                                               -------
                                                                 6,699
                                                               -------
 HOTELS RESTAURANTS & LEISURE--3.3%
 19,000      CEC Entertainment Inc.*.........................      878
 45,300      Extended Stay America Inc.*.....................      756
                                                               -------
                                                                 1,634
                                                               -------
INSURANCE--5.8%
 30,300      Converium Holding AG ADR(1).....................      830
 10,600      Everest Reinsurance Holdings Inc. ..............      720
 17,300      Philadelphia Consolidated Holdings Corp. .......      739
  5,000      RenaissanceRe Holdings Ltd. ....................      586
                                                               -------
                                                                 2,875
                                                               -------
INTERNET SOFTWARE & SERVICES--1.4%
 37,400      FreeMarkets Inc.*...............................      664
                                                               -------
MEDIA--2.5%
 45,400      Entravision Communications Corp.*...............      658
  8,200      Information Holdings Inc.*......................      256
 19,700      Insight Communications Co. Inc. Cl. A*..........      306
  1,100      Mediacom Communications Corp. Cl. A*............       11
                                                               -------
                                                                 1,231
                                                               -------

                                DOMESTIC EQUITY

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 METALS & MINING--1.6%
 36,300      Arch Coal Inc. .................................  $   806
                                                               -------
OIL & GAS--1.4%
 79,500      Chesapeake Energy Corp.*........................      680
                                                               -------
PHARMACEUTICALS--0.7%
 21,700      Salix Pharmaceuticals Ltd.*.....................      322
                                                               -------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.7%
 20,100      Brooks Automation Inc.*.........................      717
 31,900      LTX Corp.*......................................      677
 33,500      Therma-Wave Inc.*...............................      474
             Varian Semiconductor Equipment Associates
 20,000        Inc.*.........................................      934
                                                               -------
                                                                 2,802
                                                               -------
SOFTWARE--4.1%
 46,200      Borland Software Corp.*.........................      504
 24,000      Renaissance Learning Inc.*......................      830
 20,000      THQ Inc.*.......................................      701
                                                               -------
                                                                 2,035
                                                               -------
SPECIALTY RETAIL--4.5%
 26,900      Cost Plus Inc.*.................................      792
 39,900      Guitar Center Inc.*.............................      788
 11,100      Williams-Sonoma Inc.*...........................      639
                                                               -------
                                                                 2,219
                                                               -------
TOTAL COMMON STOCKS
  (Cost $36,423).............................................   40,033
                                                               -------

SHORT-TERM INVESTMENT--13.5%
(Cost $6,620)
PRINCIPAL
AMOUNT                                                         VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Bill
               12.0% August 15, 2013, par value of $4,815
               (repurchase proceeds of $6,620 when closed on
 $6,620        May 1, 2002)..................................  $ 6,620
                                                               -------
TOTAL INVESTMENTS--94.8%
  (Cost $43,043).............................................   46,653
CASH AND OTHER ASSETS, LESS LIABILITIES--5.2%................    2,554
                                                               -------
TOTAL NET ASSETS--100.0%.....................................  $49,207
                                                               =======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 5.6%)

    Software                                 1.6

    Banks                                    1.9

    Hotels Restaurants & Leisure             2.2

    Gas Utilities                            2.5

    Chemicals                                2.7

    Specialty Retail                         2.8

    Household Durables                       2.9

    Electrical Equipment                     3.0

    Electric Utilities                       3.2

    Industrial Conglomerates                 3.9

    IT Consulting & Services                 4.2

    Pharmaceuticals                          4.8

    Food & Drug Retailing                    5.1

    Health Care Providers & Services         6.2

    Oil & Gas                                7.2

    Media                                    8.2

    Commercial Services & Supplies           8.6

    Insurance                                10.0

    Diversified Financials                   13.4


COMMON STOCKS--94.4%
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 BANKS--1.9%
  91,221     FleetBoston Financial Corp. ...................  $  3,220
                                                              --------
 CHEMICALS--2.7%
 106,999     E.I. Du Pont De Nemours & Co. .................     4,761
                                                              --------
COMMERCIAL SERVICES & SUPPLIES--8.6%
 334,100     Cendant Corp.*.................................     6,010
 212,900     IMS Health Inc. ...............................     4,388
 110,300     Pitney Bowes Inc. .............................     4,644
                                                              --------
                                                                15,042
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
DIVERSIFIED FINANCIALS--13.4%
  88,500     American Express Co. ..........................  $  3,629
 140,012     Citigroup Inc. ................................     6,063
 102,800     Federal Home Loan Mortgage Corp. ..............     6,718
 195,014     J.P. Morgan Chase & Co. .......................     6,845
                                                              --------
                                                                23,255
                                                              --------
ELECTRIC UTILITIES--3.2%
 101,100     Exelon Corp. ..................................     5,490
                                                              --------
ELECTRICAL EQUIPMENT--3.0%
  98,000     Emerson Electric Co. ..........................     5,232
                                                              --------
FOOD & DRUG RETAILING--5.1%
 112,500     CVS Corp. .....................................     3,767
 119,900     Safeway Inc.*..................................     5,030
                                                              --------
                                                                 8,797
                                                              --------
GAS UTILITIES--2.5%
 108,400     El Paso Corp. .................................     4,336
                                                              --------
HEALTH CARE PROVIDERS & SERVICES--6.2%
 117,700     HCA Inc. ......................................     5,625
 111,500     Oxford Health Plans Inc. ......................     5,147
                                                              --------
                                                                10,772
                                                              --------
HOTELS RESTAURANTS & LEISURE--2.2%
  60,300     Tricon Global Restaurants Inc. ................     3,803
                                                              --------
HOUSEHOLD DURABLES--2.9%
  66,700     Whirlpool Corp. ...............................     4,999
                                                              --------
INDUSTRIAL CONGLOMERATES--3.9%
 137,600     Textron Inc. ..................................     6,767
                                                              --------
INSURANCE--10.0%
  98,000     Allstate Corp. ................................     3,895
  71,965     Chubb Corp. ...................................     5,520
 112,000     John Hancock Financial Services Inc. ..........     4,323
  52,000     MGIC Investment Corp. .........................     3,711
                                                              --------
                                                                17,449
                                                              --------
IT CONSULTING & SERVICES--4.2%
 134,700     Electronic Data Systems Corp. .................     7,309
                                                              --------
MEDIA--8.2%
 191,300     Comcast Corp. Cl. A............................     5,117
  45,100     Gannett Inc. ..................................     3,306
 550,400     Liberty Media Corp. Series A*..................     5,889
                                                              --------
                                                                14,312
                                                              --------
OIL & GAS--7.2%
 145,500     Devon Energy Corp. ............................     7,175
  88,300     Kerr-McGee Corp. ..............................     5,280
                                                              --------
                                                                12,455
                                                              --------
PHARMACEUTICALS--4.8%
  94,300     Merck & Co Inc. ...............................     5,124
 120,700     Schering-Plough Corp. .........................     3,295
                                                              --------
                                                                 8,419
                                                              --------
SOFTWARE--1.6%
 125,500     Amdocs Ltd.* ..................................     2,727
                                                              --------
SPECIALTY RETAIL--2.8%
 157,900     RadioShack Corp. ..............................     4,926
                                                              --------
TOTAL COMMON STOCKS
  (Cost $146,508)...........................................   164,071
                                                              --------

                                DOMESTIC EQUITY

HARBOR LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENT--8.5%
(Cost $14,735)
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Note
               6.875% May 15, 2006, par value of $13,340
               (repurchase proceeds of $14,735 when closed
 $14,735       on May 1, 2002)..............................  $ 14,735
                                                              --------
TOTAL INVESTMENTS--102.9%
  (Cost $161,243)...........................................   178,806
CASH AND OTHER ASSETS, LESS LIABILITIES--(2.9%).............    (4,996)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $173,810
                                                              ========

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 7.7%)

    Food Products                            1.8

    Electrical Equipment                     2.0

    Communications Equipment                 2.3

    Media                                    2.3

    Health Care Equipment & Supplies         2.4

    Electronic Equipment & Instruments       2.5

    Multi-Utilities                          2.9

    Road & Rail                              3.1

    Leisure Equipment & Products             3.2

    Oil & Gas                                3.6

    Health Care Providers & Services         3.9

    Energy Equipment & Services              4.0

    Metals & Mining                          4.0

    Specialty Retail                         5.3

    Electric Utilities                       5.9

    Commercial Services & Supplies           6.0

    Hotels Restaurants & Leisure             6.5

    Semiconductor Equipment & Products       6.6

    Banks                                    6.9

    Machinery                                7.3

    Diversified Financials                   9.8


COMMON STOCKS--92.3%
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 BANKS--6.9%
  3,800      Banknorth Group Inc. ............................  $  100
  3,200      Charter One Financial Inc. ......................     113
                                                                ------
                                                                   213
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.0%
  4,200      Republic Services Inc. Cl. A*....................  $   83
  3,300      Viad Corp. ......................................     101
                                                                ------
                                                                   184
                                                                ------
COMMUNICATIONS EQUIPMENT--2.3%
  4,300      Andrew Corp.*....................................      71
                                                                ------
DIVERSIFIED FINANCIALS--9.8%
  1,600      Ambac Financial Group Inc. ......................     101
  3,700      Principal Financial Group*.......................     103
  4,600      Stilwell Financial Inc. .........................      98
                                                                ------
                                                                   302
                                                                ------
ELECTRIC UTILITIES--5.9%
  2,800      FirstEnergy Corp. ...............................      93
  2,000      Pinnacle West Capital Corp. .....................      88
                                                                ------
                                                                   181
                                                                ------
ELECTRICAL EQUIPMENT--2.0%
  1,400      Cooper Industries Inc. ..........................      61
                                                                ------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
  3,800      Jabil Circuit Inc.*..............................      78
                                                                ------
ENERGY EQUIPMENT & SERVICES--4.0%
  3,600      ENSCO International Inc. ........................     122
                                                                ------
FOOD PRODUCTS--1.8%
  2,300      Interstate Bakeries Corp. .......................      57
                                                                ------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
  1,900      DENTSPLY International Inc. .....................      75
                                                                ------
HEALTH CARE PROVIDERS & SERVICES--3.9%
  7,900      HealthSouth Corp.*...............................     119
                                                                ------
HOTELS RESTAURANTS & LEISURE--6.5%
  2,800      Outback Steakhouse Inc.*.........................      98
  8,200      Park Place Entertainment Corp.*..................     101
                                                                ------
                                                                   199
                                                                ------
LEISURE EQUIPMENT & PRODUCTS--3.2%
  1,300      Polaris Industries Inc. .........................      98
                                                                ------
MACHINERY--7.3%
  3,900      Kaydon Corp. ....................................     111
  1,600      PACCAR Inc. .....................................     114
                                                                ------
                                                                   225
                                                                ------
MEDIA--2.3%
  4,600      Insight Communications Co. Inc. Cl. A*...........      72
                                                                ------
METALS & MINING--4.0%
  2,100      Nucor Corp. .....................................     123
                                                                ------
MULTI-UTILITIES--2.9%
  8,000      Calpine Corp.*...................................      88
                                                                ------
OIL & GAS--3.6%
  2,600      EOG Resources Inc. ..............................     111
                                                                ------
 ROAD & RAIL--3.1%
  5,366      Werner Enterprises Inc. .........................      95
                                                                ------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.6%
  7,900      Lattice Semiconductor Corp.*.....................      94
  2,300      Novellus Systems Inc.*...........................     109
                                                                ------
                                                                   203
                                                                ------

                                DOMESTIC EQUITY

HARBOR MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 SPECIALTY RETAIL--5.3%
  1,400      Payless ShoeSource Inc.*.........................  $   82
  2,000      Ross Stores Inc. ................................      81
                                                                ------
                                                                   163
                                                                ------
TOTAL COMMON STOCKS
  (Cost $2,693)...............................................   2,840
                                                                ------
SHORT-TERM INVESTMENT--17.8%
(Cost $548)
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                          (000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Bill
               12.0% August 15, 2013, par value of $400
               (repurchase proceeds of $548 when closed on May
  $ 548        1, 2002).......................................  $  548
                                                                ------
TOTAL INVESTMENTS--110.1%
  (Cost $3,241)...............................................   3,388
CASH AND OTHER ASSETS, LESS LIABILITIES--(10.1%)..............    (312)
                                                                ------
TOTAL NET ASSETS--100.0%......................................  $3,076
                                                                ======

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 2.3%)

    Aerospace & Defense                      1.0

    Building Products                        1.3

    Wireless Telecommunication Services      1.7

    Auto Components                          1.8

    Gas Utilities                            1.9

    Real Estate                              1.9

    Electric Utilities                       2.1

    Electronic Equipment & Instruments       2.1

    Media                                    2.8

    Chemicals                                3.2

    Multiline Retail                         3.7

    Pharmaceuticals                          4.0

    Software                                 4.2

    Hotels Restaurants & Leisure             4.8

    Health Care Equipment & Supplies         5.6

    Insurance                                5.8

    Banks                                    6.0

    Oil & Gas                                6.7

    Commercial Services & Supplies           7.1

    Diversified Financials                   9.0

    Household Durables                       9.1

    Health Care Providers & Services        11.9

COMMON STOCKS--97.7%
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.0%
  2,800      United Defense Industries Inc.*..................  $   76
                                                                ------
 AUTO COMPONENTS--1.8%
  5,900      Federal Signal Corp. ............................     136
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
BANKS--6.0%
  2,400      Astoria Financial Corp. .........................  $   77
 10,000      BankUnited Financial Corp.*......................     160
  2,400      Commerce Bancorp Inc. ...........................     118
  1,800      Golden State Bancorp Inc. .......................      59
  1,200      Hibernia Corp. Cl. A.............................      24
                                                                ------
                                                                   438
                                                                ------
BUILDING PRODUCTS--1.3%
  5,200      Watsco Inc. .....................................      94
                                                                ------
CHEMICALS--3.2%
  2,700      The Scotts Co. Cl. A*............................     129
  2,300      Valspar Corp. ...................................     106
                                                                ------
                                                                   235
                                                                ------
COMMERCIAL SERVICES & SUPPLIES--7.1%
  5,100      Allied Waste Industries Inc.*....................      62
  4,700      Global Payments Inc. ............................     181
  4,100      Kelly Services Inc. Cl. A .......................     119
  2,900      NDCHealth Corp. .................................      93
  3,500      Republic Services Inc. Cl. A*....................      69
                                                                ------
                                                                   524
                                                                ------
DIVERSIFIED FINANCIALS--9.0%
  5,000      AmeriCredit Corp.*...............................     194
  3,200      Eaton Vance Corp. ...............................     117
  3,800      Jefferies Group Inc. ............................     177
  5,100      Raymond James Financial Inc. ....................     171
                                                                ------
                                                                   659
                                                                ------
ELECTRIC UTILITIES--2.1%
  5,300      PNM Resources Inc. ..............................     154
                                                                ------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
  1,600      FLIR Systems Inc.*...............................      64
  6,200      Pioneer-Standard Electronics Inc. ...............      91
                                                                ------
                                                                   155
                                                                ------
GAS UTILITIES--1.9%
  6,200      ONEOK Inc. ......................................     136
                                                                ------
HEALTH CARE EQUIPMENT & SUPPLIES--5.6%
  4,600      Diagnostic Products Corp. .......................     221
  3,600      The Cooper Cos. Inc. ............................     191
                                                                ------
                                                                   412
                                                                ------
HEALTH CARE PROVIDERS & SERVICES--11.9%
 10,400      Covance Inc.*....................................     209
  2,900      Lincare Holdings Inc.*...........................      91
  2,600      Orthodontic Centers of America Inc.*.............      69
  5,500      Pediatrix Medical Group Inc.*....................     258
  6,200      Pharmaceutical Product Development Inc.*.........     156
  5,600      Quintiles Transnational Corp.*...................      79
  1,300      Service Corp. International*.....................       5
  1,300      Stewart Enterprises Inc. Cl. A*..................       8
                                                                ------
                                                                   875
                                                                ------
HOTELS RESTAURANTS & LEISURE--4.8%
  2,900      Brinker International Inc.*......................     100
  2,000      CEC Entertainment Inc.*..........................      92
  1,800      Outback Steakhouse Inc.*.........................      63
  5,900      WMS Industries Inc.*.............................      95
                                                                ------
                                                                   350
                                                                ------
HOUSEHOLD DURABLES--9.1%
  4,850      D.R. Horton Inc. ................................     125
    200      Furniture Brands International Inc.*.............       8
  4,200      Harman International Industries Inc. ............     248

                                DOMESTIC EQUITY

HARBOR SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
HOUSEHOLD DURABLES--CONTINUED
  7,800      Hovnanian Enterprises Inc. Cl. A*................  $  237
  1,600      Snap-on Inc. ....................................      51
                                                                ------
                                                                   669
                                                                ------
INSURANCE--5.8%
  3,900      Commerce Group Inc. .............................     157
  4,100      Philadelphia Consolidated Holding Corp.*.........     175
  2,900      Protective Life Corp. ...........................      92
                                                                ------
                                                                   424
                                                                ------
MEDIA--2.8%
 15,500      Sinclair Broadcast Group Inc. Cl. A*.............     207
                                                                ------
MULTILINE RETAIL--3.7%
  7,050      Fred's Inc. Cl. A................................     274
                                                                ------
OIL & GAS--6.7%
  8,600      Pioneer Natural Resources Co.*                        206
  5,300      Swift Energy Co.*................................     101
  8,900      XTO Energy Inc. .................................     182
                                                                ------
                                                                   489
                                                                ------
PHARMACEUTICALS--4.0%
  1,600      Barr Laboratories Inc.*..........................     107
  6,000      KV Pharmaceutical Co.*...........................     190
                                                                ------
                                                                   297
                                                                ------
REAL ESTATE--1.9%
  1,600      Alexandria Real Estate Equities Inc. ............      73
  2,000      SL Green Realty Corp. ...........................      70
                                                                ------
                                                                   143
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
SOFTWARE--4.2%
  3,600      Cerner Corp.*....................................  $  191
  8,700      Verity Inc.*.....................................     116
                                                                ------
                                                                   307
                                                                ------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
 24,400      American Tower Corp. Cl. A*......................     122
                                                                ------
TOTAL COMMON STOCKS
  (Cost $6,579)...............................................   7,176
                                                                ------

SHORT-TERM INVESTMENT--13.2%
(Cost $966)
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Bill
               12.0% August 15, 2013, par value of $705
               (repurchase proceeds of $966 when closed on May
 $  966        1, 2002).......................................     966
                                                                ------
TOTAL INVESTMENTS--110.9%
  (Cost $7,545)...............................................   8,142
CASH AND OTHER ASSETS, LESS LIABILITIES--(10.9%)..............    (799)
                                                                ------
TOTAL NET ASSETS--100.0%......................................  $7,343
                                                                ======

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
STATEMENT OF ASSETS AND LIABILITIES--APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands, except per share amounts)

                                   HARBOR         HARBOR                      HARBOR         HARBOR        HARBOR        HARBOR
                                  CAPITAL         MID CAP       HARBOR       SMALL CAP      LARGE CAP      MID CAP      SMALL CAP
                                APPRECIATION      GROWTH        GROWTH        GROWTH          VALUE         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED
  COST*.....................    $ 6,075,700       $14,801      $150,519       $43,043       $161,243       $3,241        $7,545
=================================================================================================================================
Investments, at value.......    $ 6,350,579       $12,564      $118,685       $40,033       $164,071       $2,840        $7,176
Repurchase agreements.......             --         1,177            --         6,620         14,735          548           966
Cash........................             --            --             1             1          1,099           --            --
Receivables for:
  Investments sold..........         51,325            33           221           315             --           38            --
  Capital shares sold.......          7,638            47           466         4,750            349           --            28
  Dividends.................          1,892            --            --             2             20            2             3
  Interest..................             13            --            45            --             --           --            --
Withholding tax
  receivable................              7            --            --            --              1           --            --
Other assets................            125             1            13             1              9           --            --
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.........      6,411,579        13,822       119,431        51,722        180,284        3,428         8,173
LIABILITIES
Payables for:
  Investments purchased.....         52,337           996           499         2,430          6,243          349           794
  Capital shares
     reacquired.............          5,820            42            92            12            139           --            24
Accrued expenses:
  Management fees...........          3,110             6           145            25             90            1             3
  Trustees' fees............             15            --             1            --             --           --            --
  Transfer agent fees.......            168            20             8            21             --           --             2
  Other.....................             56            32             6            27              2            2             7
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES....         61,506         1,096           751         2,515          6,474          352           830
NET ASSETS..................    $ 6,350,073       $12,726      $118,680       $49,207       $173,810       $3,076        $7,343
=================================================================================================================================
Net assets consist of:
  Paid-in capital...........    $ 8,335,995       $17,137      $164,457       $46,493       $165,481       $2,930        $6,742
  Undistributed/(overdistributed)
     net
     investment income......          3,919           (66)         (324)         (113)           292           (2)           (8)
  Accumulated net realized
     gain/(loss)............     (2,264,720)       (3,285)      (13,619)         (783)        (9,526)           1            12
  Unrealized
 appreciation/(depreciation)
     of investments.........        274,879        (1,060)      (31,834)        3,610         17,563          147           597
---------------------------------------------------------------------------------------------------------------------------------
                                $ 6,350,073       $12,726      $118,680       $49,207       $173,810       $3,076        $7,343
=================================================================================================================================
Shares of beneficial
  interest..................        239,318         2,205        11,215         4,499         11,820          288           633
Net asset value, offering
  and redemption
  price per share...........    $     26.53       $  5.77      $  10.58       $ 10.94       $  14.70       $10.67        $11.61

------------

*  Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
STATEMENT OF OPERATIONS--SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands)

                                   HARBOR         HARBOR                     HARBOR         HARBOR         HARBOR        HARBOR
                                  CAPITAL         MID CAP      HARBOR       SMALL CAP      LARGE CAP      MID CAP       SMALL CAP
                                APPRECIATION      GROWTH       GROWTH        GROWTH          VALUE        VALUE(1)      VALUE(2)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................     $  24,951        $     3      $    22       $   18         $ 1,061         $  2          $ 10
  Interest..................         1,821              2          309           13              34            1             1
  Foreign taxes withheld....          (239)            --           --           --              (1)          --            --
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...        26,533              5          331           31           1,094            3            11
OPERATING EXPENSES:
  Management fees...........        19,970             44          494          112             465            3            12
  Shareholder
     communications.........           268              1           16            2              28           --            --
  Custodian fees............           103             16           13            9              17            1             4
  Transfer agent fees.......         1,895             11          110           15              55           --             1
  Professional fees.........           140              1            3            1              13            1             2
  Trustees' fees and
     expenses...............            54             --            1           --               1           --            --
  Registration fees.........           149              6           13           18              12            1             3
  Miscellaneous.............            37              3            5            4               5           --            --
---------------------------------------------------------------------------------------------------------------------------------
     Total operating
       expenses.............        22,616             82          655          161             596            6            22
  Management fees waived....            --            (11)          --          (17)             --           (1)           (3)
---------------------------------------------------------------------------------------------------------------------------------
     Net operating
       expenses.............        22,616             71          655          144             596            5            19
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
  INCOME/(LOSS).............         3,917            (66)        (324)        (113)            498           (2)           (8)
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENT TRANSACTIONS:
  Net realized gain/(loss)
     on:
     Investments............      (387,335)        (1,037)      (2,597)        (173)          3,956            1            12
     Foreign currency
       transactions.........            81             --           --           --              --           --            --
  Change in net unrealized
     appreciation of:
     Investments............       397,993          1,163        7,597        3,555          12,613          147           597
---------------------------------------------------------------------------------------------------------------------------------
  Net gain on investment
     transactions...........        10,739            126        5,000        3,382          16,569          148           609
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
     RESULTING
     FROM OPERATIONS........     $  14,656        $    60      $ 4,676       $3,269         $17,067         $146          $601
=================================================================================================================================

1  For the period March 1, 2002 (inception) through April 30, 2002.

2  For the period December 14, 2001 (inception) through April 30, 2002.

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                                          HARBOR                           HARBOR
                                                                   CAPITAL APPRECIATION                MID CAP GROWTH
                                                                --------------------------       --------------------------
                                                                NOVEMBER 1,    NOVEMBER 1,       NOVEMBER 1,    NOVEMBER 1,
                                                                   2001           2000              2001           2000
                                                                  THROUGH        THROUGH           THROUGH        THROUGH
                                                                 APRIL 30,     OCTOBER 31,        APRIL 30,     OCTOBER 31,
                                                                   2002           2001              2002           2001
---------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)                      (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
     Net investment income/(loss)...........................    $    3,917     $    10,626         $   (66)       $   (82)
     Net realized gain/(loss) on investments and foreign
       currency transactions................................      (387,254)     (1,807,374)         (1,037)        (2,248)
     Net unrealized appreciation/(depreciation) of
       investments..........................................       397,993      (1,461,985)          1,163         (2,223)
---------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................        14,656      (3,258,733)             60         (4,553)
---------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
     Net investment income..................................        (9,070)             --              --             --
     Net realized gain on investments.......................            --      (1,154,660)             --             --
---------------------------------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................        (9,070)     (1,154,660)             --             --
---------------------------------------------------------------------------------------------------------------------------
  Capital share transactions:
     Net proceeds from sale of shares.......................     1,295,267       2,165,435           4,973         16,950
     Net asset value of shares issued in connection with
       reinvestment of:
       Dividends from net investment income.................         8,354              --              --             --
       Distributions from net realized gain on
          investments.......................................            --       1,114,970              --             --
     Cost of shares reacquired..............................      (979,233)     (1,947,230)         (2,059)        (2,645)
---------------------------------------------------------------------------------------------------------------------------
     NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
       TRANSACTIONS.........................................       324,388       1,333,175           2,914         14,305
---------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) in net assets..................       329,974      (3,080,218)          2,974          9,752
NET ASSETS:
  Beginning of period.......................................     6,020,099       9,100,317           9,752             --
---------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*............................................    $6,350,073     $ 6,020,099         $12,726        $ 9,752
===========================================================================================================================
NUMBER OF CAPITAL SHARES:
  Sold......................................................        45,505          66,131             815          2,099
  Reinvested in payment of investment income dividends......           284              --              --             --
  Reinvested in payment of capital gain distributions.......            --          32,784              --             --
  Reacquired................................................       (34,490)        (59,853)           (338)          (371)
---------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.............        11,299          39,062             477          1,728
  Outstanding:
     Beginning of period....................................       228,019         188,957           1,728             --
---------------------------------------------------------------------------------------------------------------------------
     End of period..........................................       239,318         228,019           2,205          1,728
===========================================================================================================================
* Includes undistributed/(over-distributed) net investment
  income of:................................................    $    3,919     $     9,072         $   (66)       $    --

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY

               HARBOR                          HARBOR                          HARBOR
               GROWTH                     SMALL CAP GROWTH                 LARGE CAP VALUE
    -----------------------------   -----------------------------   -----------------------------
    NOVEMBER 1,       NOVEMBER 1,   NOVEMBER 1,       NOVEMBER 1,   NOVEMBER 1,       NOVEMBER 1,
       2001              2000          2001              2000          2001              2000
      THROUGH           THROUGH       THROUGH           THROUGH       THROUGH           THROUGH
     APRIL 30,        OCTOBER 31,    APRIL 30,        OCTOBER 31,    APRIL 30,        OCTOBER 31,
       2002              2001          2002              2001          2002              2001
-------------------------------------------------------------------------------------------------
    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
     $   (324)         $    (305)     $  (113)          $   (65)     $    498          $  2,286
       (2,597)           (11,022)        (173)             (610)        3,956           (10,630)
        7,597           (133,296)       3,555                55        12,613             3,472
-------------------------------------------------------------------------------------------------
        4,676           (144,623)       3,269              (620)       17,067            (4,872)
-------------------------------------------------------------------------------------------------
           --                (82)          --                --          (262)           (2,421)
           --            (17,428)          --                --            --            (1,898)
-------------------------------------------------------------------------------------------------
           --            (17,510)          --                --          (262)           (4,319)
-------------------------------------------------------------------------------------------------
       17,628             58,621       31,095            19,457        46,734            38,924
           --                 81           --                --           252             2,324
           --             17,198           --                --            --             1,836
      (21,575)           (71,415)      (2,474)           (1,520)      (20,010)          (51,479)
-------------------------------------------------------------------------------------------------
       (3,947)             4,485       28,621            17,937        26,976            (8,395)
-------------------------------------------------------------------------------------------------
          729           (157,648)      31,890            17,317        43,781           (17,586)
      117,951            275,599       17,317                --       130,029           147,615
-------------------------------------------------------------------------------------------------
     $118,680          $ 117,951      $49,207           $17,317      $173,810          $130,029
=================================================================================================
        1,510              3,837        2,949             1,935         3,216             5,391
           --                  5           --                --            18               133
           --              1,040           --                --            --               178
       (1,868)            (4,682)        (232)             (153)       (1,411)           (6,337)
-------------------------------------------------------------------------------------------------
         (358)               200        2,717             1,782         1,823              (635)
       11,573             11,373        1,782                --         9,997            10,632
-------------------------------------------------------------------------------------------------
       11,215             11,573        4,499             1,782        11,820             9,997
=================================================================================================
     $   (324)         $      --      $  (113)          $    --      $    292          $     56

   HARBOR               HARBOR
MID CAP VALUE       SMALL CAP VALUE
-------------       ---------------
  MARCH 1,           DECEMBER 14,
    2002                 2001
  THROUGH              THROUGH
  APRIL 30,            APRIL 30,
    2002                 2002
-----------------------------------
 (UNAUDITED)          (UNAUDITED)
   $   (2)              $   (8)
        1                   12
      147                  597
-----------------------------------
      146                  601
-----------------------------------
       --                   --
       --                   --
-----------------------------------
       --                   --
-----------------------------------
    2,931                6,812
       --                   --
       --                   --
       (1)                 (70)
-----------------------------------
    2,930                6,742
-----------------------------------
    3,076                7,343
       --                   --
-----------------------------------
   $3,076               $7,343
===================================
      288                  639
       --                   --
       --                   --
       --                   (6)
-----------------------------------
      288                  633
       --                   --
-----------------------------------
      288                  633
===================================
   $   (2)              $   (8)

                                DOMESTIC EQUITY

HARBOR DOMESTIC EQUITY FUNDS FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                    INCOME FROM INVESTMENT OPERATIONS
                                                                ------------------------------------------
                                                                                     NET REALIZED AND
                                                   NET ASSET                     UNREALIZED GAINS/(LOSSES)
                                                     VALUE           NET            ON INVESTMENTS AND        TOTAL FROM
                                                   BEGINNING     INVESTMENT          FOREIGN CURRENCY         INVESTMENT
YEAR/PERIOD ENDED                                  OF PERIOD    INCOME/(LOSS)            CONTRACTS            OPERATIONS
------------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2002 (Unaudited).....................     $26.40          $ .02                 $   .15              $   .17
October 31, 2001...............................      48.16            .04                  (15.63)              (15.59)
October 31, 2000...............................      46.92             --                    5.84                 5.84
October 31, 1999...............................      33.51           (.02)                  15.78                15.76
October 31, 1998...............................      34.01            .07                    4.35                 4.42
October 31, 1997...............................      25.88            .06                    8.95                 9.01
------------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND(1)
April 30, 2002 (Unaudited).....................     $ 5.64          $(.03)(c)             $   .16              $   .13
October 31, 2001...............................      10.00             --                   (4.36)               (4.36)
------------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
April 30, 2002 (Unaudited).....................     $10.19          $(.03)                $   .42              $   .39
October 31, 2001...............................      24.23             --                  (12.48)              (12.48)
October 31, 2000...............................      17.52             --                    7.90                 7.90
October 31, 1999...............................      10.81           (.07)                   7.85                 7.78
October 31, 1998...............................      14.20           (.04)                  (1.07)               (1.11)
October 31, 1997(2)............................      16.00             --                    2.30                 2.30
------------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND(1)
April 30, 2002 (Unaudited).....................     $ 9.72          $(.03)(c)             $  1.25              $  1.22
October 31, 2001...............................      10.00             --                    (.28)                (.28)
------------------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
April 30, 2002 (Unaudited).....................     $13.01          $ .04                 $  1.67              $  1.71
October 31, 2001(3)............................      13.88            .24                    (.68)                (.44)
October 31, 2000...............................      15.40            .27                     .08                  .35
October 31, 1999...............................      15.21            .27                    1.80                 2.07
October 31, 1998...............................      18.17            .27                     .79                 1.06
October 31, 1997...............................      16.04            .34                    4.13                 4.47
------------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
April 30, 2002 (Unaudited)(4)..................     $10.00          $  --                 $   .67              $   .67
------------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
April 30, 2002 (Unaudited)(5)..................     $10.00          $(.01)(c)             $  1.62              $  1.61
------------------------------------------------------------------------------------------------------------------------


                                                          LESS DISTRIBUTIONS
                                                 ------------------------------------
                                                 DIVIDENDS FROM    DISTRIBUTIONS FROM
                                                 NET INVESTMENT       NET REALIZED
YEAR/PERIOD ENDED                                    INCOME         CAPITAL GAINS(6)
------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2002 (Unaudited).....................      $(.04)              $   --
October 31, 2001...............................         --                (6.17)
October 31, 2000...............................         --                (4.60)
October 31, 1999...............................       (.07)               (2.28)
October 31, 1998...............................       (.07)               (4.85)
October 31, 1997...............................       (.02)                (.86)
--------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND(1)
April 30, 2002 (Unaudited).....................      $  --               $   --
October 31, 2001...............................         --                   --
------------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
April 30, 2002 (Unaudited).....................      $  --               $   --
October 31, 2001...............................       (.01)               (1.55)
October 31, 2000...............................         --                (1.19)
October 31, 1999...............................         --                (1.07)
October 31, 1998...............................         --                (2.28)
October 31, 1997(2)............................         --                (4.10)
------------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND(1)
April 30, 2002 (Unaudited).....................      $  --               $   --
October 31, 2001...............................         --                   --
------------------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
April 30, 2002 (Unaudited).....................      $(.02)              $   --
October 31, 2001(3)............................       (.24)                (.19)
October 31, 2000...............................       (.30)               (1.57)
October 31, 1999...............................       (.25)               (1.63)
October 31, 1998...............................       (.28)               (3.74)
October 31, 1997...............................       (.34)               (2.00)
------------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
April 30, 2002 (Unaudited)(4)..................      $  --               $   --
------------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
April 30, 2002 (Unaudited)(5)..................      $  --               $   --
------------------------------------------------------------------------------------------------------------------------

1  Commenced operations on November 1, 2000.

2 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.

3 Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates as its Subadviser.

4  For the period March 1, 2002 (inception) through April 30, 2002.

5  For the period December 14, 2001 (inception) through April 30, 2002.

6  Includes both short-term and long-term capital gains.

7  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c  Reflects the Adviser's waiver of a portion of its management fees.

d The total returns would have been lower had certain expenses not been waived during the periods shown.

e  Dividend expense from investments sold short.

    The accompanying notes are an integral part of the financial statements.

                                DOMESTIC EQUITY


                                                                        RATIO OF                 RATIO OF
                       NET ASSET                       NET ASSETS      OPERATING              MANAGEMENT FEES
                         VALUE                           END OF         EXPENSES                NOT IMPOSED
       TOTAL            END OF      TOTAL                PERIOD        TO AVERAGE               TO AVERAGE
   DISTRIBUTIONS        PERIOD     RETURN                (000S)     NET ASSETS(%)(7)           NET ASSETS(%)
-------------------------------------------------------------------------------------------------------------

          $ (.04)       $26.53        .63%(b)          $6,350,073          .68%(a)                   --%
           (6.17)        26.40     (35.23)              6,020,099          .66                       --
           (4.60)        48.16      12.26               9,100,317          .64                       --
           (2.35)        46.92      48.59               6,484,801          .66                       --
           (4.92)        33.51      15.72               3,833,598          .68                       --
            (.88)        34.01      35.73               2,798,404          .70                       --
-------------------------------------------------------------------------------------------------------------
          $   --        $ 5.77       2.30%(b,d)        $   12,726         1.20%(a,c)                .20%(a)
              --          5.64     (43.60)(d)               9,752         1.20(c)                   .20
-------------------------------------------------------------------------------------------------------------
          $   --        $10.58       3.83%(b)          $  118,680          .99%(a)                   --%
           (1.56)        10.19     (53.96)                117,951          .95                       --
           (1.19)        24.23      45.92                 275,599          .88                       --
           (1.07)        17.52      76.51                 145,249          .90                       --
           (2.28)        10.81      (8.73)                 88,030         1.00                       --
           (4.10)        14.20      18.64                 104,568         1.12                       --
-------------------------------------------------------------------------------------------------------------
          $   --        $10.94      12.55%(b,d)        $   49,207          .96%(a,c)                .11%(a)
              --          9.72      (2.80)(d)              17,317         1.20(c)                   .20
-------------------------------------------------------------------------------------------------------------
          $ (.02)       $14.70      13.18%(b)          $  173,810          .77%(a)                   --%
            (.43)        13.01      (3.20)                130,029          .77                       --
           (1.87)        13.88       3.07                 147,615          .80                       --
           (1.88)        15.40      14.60                 157,382          .76                       --
           (4.02)        15.21       6.69                 170,468          .79                       --
           (2.34)        18.17      31.08                 161,359          .83                       --
-------------------------------------------------------------------------------------------------------------
          $   --        $10.67       6.70%(b,d)        $    3,076         1.20%(a,c)                .20%(a)
-------------------------------------------------------------------------------------------------------------
          $   --        $11.61      16.10%(b,d)        $    7,343         1.20%(a,c)                .20%(a)
-------------------------------------------------------------------------------------------------------------


          RATIO OF                             RATIO OF NET
     OPERATING EXPENSES        RATIO OF         INVESTMENT
     NET OF ALL OFFSETS   INTEREST/DIVIDEND    INCOME/(LOSS)
         TO AVERAGE       EXPENSE TO AVERAGE    TO AVERAGE             PORTFOLIO
       NET ASSETS(%)        NET ASSETS(%)      NET ASSETS(%)          TURNOVER(%)
             .68%(a)              --%                .12%(a)               31%(b)
             .66                  --                 .15                   89
             .64                  --                (.07)                  86
             .66                  --                (.05)                  68
             .68                  --                 .24                   70
             .70                  --                 .23                   73
----------------------------------------------------------------------------------------------
            1.20%(a)              --%              (1.12)%(a,c)            36%(b)
            1.20                  --                (.92)(c)               61
-----------------------------------------------------------------------------------------------------------
             .99%(a)              --%               (.49)%(a)               5%(b)
             .95                  --                (.17)                   9
             .87                  --                 .02                   13
             .90                  --                (.54)                  13
            1.00                  --                (.30)                  23
            1.12                  --                (.47)                 147
-------------------------------------------------------------------------------------------------------------
             .96%(a)              --%               (.75)%(a,c)            26%(b)
            1.20                  --                (.67)(c)               56
-------------------------------------------------------------------------------------------------------------
             .77%(a)              --%                .64%(a)               21%(b)
             .77                 .14(e)             1.64                  194
             .80                 .16(e)             2.05                  106
             .76                  --                1.65                  110
             .79                  --                1.67                  114
             .83                  --                1.98                  146
-------------------------------------------------------------------------------------------------------------
            1.20%(a)              --%               (.49)%(a,c)             4%(b)
-------------------------------------------------------------------------------------------------------------
            1.20%(a)              --%               (.50)%(a,c)             5%(b)
-------------------------------------------------------------------------------------------------------------

                                DOMESTIC EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS
MANAGERS' COMMENTARY

The following performance figures are annualized for each Fund except for the six-month total return calculations. Unless otherwise stated, all comments pertain to the fiscal half year ended April 30, 2002. The comparative market indices reflect no operating or transaction costs, however the Funds' total returns are net of these costs. Performance data quoted represents past performance and is not predictive of future performance. The returns shown in the graphs and tables do not reflect the deduction of taxes that a shareholder would

    HARBOR INTERNATIONAL FUND                                                        04/30/2002  $31.49
    INCEPTION DATE--DECEMBER 29, 1987                            NET ASSET VALUE:    10/31/2001  $28.65

[HARBOR INTERNATIONAL FUND GRAPH]

                                                                       INTERNATIONAL                           EAFE
                                                                       -------------                           ----
                                                                          10000.00                           10000.00
4/30/93                                                                   10491.60                           12161.80
4/30/94                                                                   13361.50                           14185.30
4/30/95                                                                   14759.30                           14977.80
4/30/96                                                                   17541.60                           16686.00
4/30/97                                                                   20658.20                           16537.70
4/30/98                                                                   26478.40                           19665.80
4/30/99                                                                   27366.20                           21533.10
4/30/00                                                                   29077.60                           24524.70
4/30/01                                                                   27907.00                           20527.50
4/30/02                                                                   27631.20                           17678.50

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor International Fund             14.22%     - 0.99%     5.99%     10.70%
--------------------------------------------------------------------------------
 EAFE                                   5.53%     -13.88%     1.34%      5.86%
--------------------------------------------------------------------------------

Favorable stock selection across a broad spectrum of industrial sectors enabled Harbor International Fund to outpace its benchmark, the EAFE index, by more than eight percentage points for the six months ended April 30, 2002. The Fund also outperformed the index by substantial margins for the 1-year, 5-year, and 10-year periods.
- Strong returns by basic industry stocks were an important contributor to the Fund's performance. The manager expects this group to continue to benefit from cost reduction initiatives and industry consolidations.
- The Fund gradually reduced its exposure to the financial services sector, reflecting the manager's view that several companies in the portfolio were facing shrinking margins. The Fund's holdings in that sector delivered double-digit percentage returns for the six-month period and outperformed those in the index.
- Health care and information technology were the only two major industry sectors in which the Fund's returns were below those of the index. The Fund was underweighted in those sectors, which had a combined negative return for the period for both the Fund and the index.
- European stocks represented approximately 78% of the Fund's net assets as of April 30, 2002. The Fund's largest single country exposure was in the United Kingdom. The Fund was overweighted in France relative to the index and its holdings there substantially outperformed those in the index.
- The Fund continued to be substantially underweighted in Japan. However, its holdings in Japan delivered returns averaging almost 30% for the period.

    HARBOR INTERNATIONAL FUND II                                                     04/30/2002  $11.09
    INCEPTION DATE--JUNE 1, 1996                                 NET ASSET VALUE:    10/31/2001  $10.00

[HARBOR INTERNATIONAL FUND II GRAPH]

                                                                  HARBOR INTERNATIONAL II                      EAFE
                                                                  -----------------------                      ----
                                                                          10000.00                           10000.00
4/30/97                                                                   11578.60                           10096.90
4/30/98                                                                   13820.10                           12006.80
4/30/99                                                                   14090.40                           13146.80
4/30/00                                                                   16913.50                           14973.30
4/30/01                                                                   15443.80                           12532.90
4/30/02                                                                   13554.40                           10793.40

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor International Fund II          11.90%     -12.23%     3.20%      5.27%
--------------------------------------------------------------------------------
 EAFE                                   5.53%     -13.88%     1.34%      1.30%
--------------------------------------------------------------------------------

Harbor International Fund II substantially outperformed its benchmark, the EAFE index, for the six months ended April 30, 2002. The Fund also outperformed the index for the latest 1-year and 5-year periods and since its inception on June 1, 1996.
- Investments in the basic materials industries, such as metals and paper, were key contributors to the Fund's absolute and relative performance for the latest six months. The manager believes that consolidations within such industries are making it easier for the remaining companies to manage capacity and achieve improved profit margins. The Fund increased its exposure to the materials sector to approximately 23% of the net assets at the end of the period, compared with approximately 6% for the index.
- Financial services stocks were an important contributor to the Fund's performance, as its holdings in that sector outpaced those in the index. The manager sold shares in several banks and insurance companies, using the proceeds to increase holdings in basic materials companies. This reduced the Fund's financial services exposure to about 25% of the net assets at the end of the period, about equal to the index.
- The Fund achieved higher returns than the index in every major industry sector except information technology. Holdings in information technology and telecommunications stocks were the two major detractors from the Fund's six-month performance.
- The Fund's largest country exposures as of the end of the period were France and the United Kingdom. The Fund's holdings in both countries achieved significantly better returns than those in the index.
- The manager has limited the Fund's exposure to Japanese stocks, reflecting concerns about the persistence of unfavorable economic conditions in Japan. The Fund's holdings in Japan, representing about 6% of its portfolio at the end of the period, achieved a combined return of approximately 28% for the six months.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS
MANAGERS' COMMENTARY--CONTINUED

pay on fund distributions or the redemption of fund shares. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost. Because the funds invest primarily in securities of foreign companies, there is a greater risk that the funds' share prices will fluctuate more than if the funds invested in domestic issuers. For information on the risks associated with these Funds, please refer to the Harbor Fund prospectus.

    HARBOR INTERNATIONAL GROWTH FUND                                                  04/30/2002  $8.27
    INCEPTION DATE--NOVEMBER 1, 1993                             NET ASSET VALUE:     10/31/2001  $8.44

[HARBOR INTERNATIONAL GROWTH FUND GRAPH]

                                                                    INTERNATIONAL GROWTH                   EAFE GROWTH
                                                                    --------------------                   -----------
                                                                          10000.00                          10000.00
4/30/94                                                                   10405.60                          10090.00
4/30/95                                                                   10643.50                          10651.50
4/30/96                                                                   14592.60                          11709.60
4/30/97                                                                   16470.90                          11374.10
4/30/98                                                                   21074.00                          13401.40
4/30/99                                                                   21184.30                          14294.60
4/30/00                                                                   24395.90                          17611.40
4/30/01                                                                   16530.20                          12498.80
4/30/02                                                                   11188.80                          10585.50

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor International Growth Fund      -2.00%     -32.31%    -7.44%      1.33%
--------------------------------------------------------------------------------
 EAFE Growth                            5.80%     -15.31%    -1.43%      0.67%
--------------------------------------------------------------------------------

Harbor International Growth Fund underperformed the EAFE Growth index for the six-month period ending April 30, 2002. Mastholm Asset Management LLC (Mastholm) became the new subadviser of the Fund effective December 1, 2001 and completed its transition of the portfolio in January 2002.
- The largest detriment to the Fund's performance during the period was an investment in Elan Corporation, a pharmaceutical company based in Ireland. The stock came under pressure and was sold by the Fund after the company disclosed information concerning off-balance-sheet partnerships.
- The Fund was underweighted in technology and telecommunications stocks. These sectors performed well early in the period despite poor earnings growth and the absence of clear prospects for near-term improvement. The manager concentrates the Fund's investments in companies with improving earnings and has identified a few companies in these areas with improving fundamentals. These areas came under pressure in March and April, due principally to larger-than-expected losses. This resulted in improving relative performance for the Fund later in the period.
- Japanese stocks performed well during the first four months of the calendar year. However, the Fund's portfolio is underweighted in Japan relative to the EAFE Growth index because of the persistence of uncertain economic, political, and market conditions in that country. The Fund had approximately 17% of its net assets invested in Japan at the end of April.

    HARBOR GLOBAL EQUITY FUND                                                         04/30/2002  $7.67
    INCEPTION DATE--FEBRUARY 1, 2001                             NET ASSET VALUE:     10/31/2001  $7.39

[HARBOR GLOBAL EQUITY FUND GRAPH]

                                                                       GLOBAL EQUITY                        MSCI WORLD
                                                                       -------------                        ----------
                                                                         10000.00                           10000.00
4/30/01                                                                   8920.00                            9181.32
4/30/02                                                                   7675.76                            7909.98

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
 Harbor Global Equity Fund              3.87%     -13.95%      N/A      -19.07%
--------------------------------------------------------------------------------
 MSCI World                             3.29%     -13.85%     3.98%     -17.10%
--------------------------------------------------------------------------------

Harbor Global Equity Fund slightly outperformed the MSCI World index during the six-month period ended April 30, 2002.
- Global equity markets continued to rally during the last two months of 2001, after reaching a low for the year in mid-September. Over the first four months of 2002, however, global equity markets gave back some of those gains despite evidence that a global economic recovery was underway. Investors remained concerned about the pace of an earnings recovery for corporations.
- An overweighted position in consumer discretionary stocks benefited the Fund's performance over the period. Holdings in this sector are diversified and include automakers, hotels, retailers, home builders and media companies. A shift in the Fund's portfolio to companies that are more economically sensitive has been gradual, given continued uncertainty about the timing and strength of a recovery. The Fund focuses on companies that display both strong competitive advantages and improving business fundamentals.
- The Fund also benefited from exposure to emerging markets, where the manager was able to identify industry-leading companies that were trading at attractive valuations relative to their global industry peers. In particular, selected emerging markets companies in the auto, financial services, media, and telecommunications industries were strong performers.
- An underweighted position in the industrials sector detracted from performance over the six-month period. While many multinational industrials are conglomerates, the manager prefers to focus on companies that are part of a specific industry.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investments of 5.3%)

    Spain (SP)                               0.5

    China (CHN)                              0.9

    Norway (NOR)                             1.1

    South Africa (S. AFR)                    1.4

    Singapore (SGP)                          1.5

    Australia (AUS)                          1.6

    Denmark (DEN)                            1.7

    Hong Kong (HK)                           1.7

    Germany (GER)                            1.9

    Brazil (BR)                              3.5

    Finland (FIN)                            3.6

    Italy (IT)                               3.6

    Japan (JP)                               6.4

    Sweden (SW)                              6.4

    Netherlands (NET)                        6.7

    Switzerland (SWS)                       12.9

    France (FR)                             17.4

    United Kingdom (UK)                     21.9


COMMON STOCKS--94.7%
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
AUTO COMPONENTS--1.8%
               Compagnie Financiere Michelin--Bearer
     83,200      (SWS)....................................  $   28,218
  1,062,278    Michelin--Registered (FR)..................      41,131
                                                            ----------
                                                                69,349
                                                            ----------
AUTOMOBILES--2.3%
  1,782,226    Peugeot SA (FR)............................      88,585
                                                            ----------
BANKS--13.3%
  4,511,062    ABN Amro Holding NV (NET)..................      89,364
    684,200    Bankinter SA--Registered (SP)..............      21,766
  1,267,766    BNP Paribas (FR)...........................      66,210
    562,774    Deutsche Bank AG--Registered (GER).........      37,297
 14,917,026    IntesaBci SpA (IT).........................      48,221
  4,986,733    San Paolo IMI SpA (IT).....................      55,545
  5,539,900    Standard Chartered plc (UK)................      68,187

COMMON STOCKS--CONTINUED
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
BANKS--CONTINUED
  1,401,936    UBS AG--Registered (SWS)...................  $   67,518
               United Overseas Bank Ltd. (Alien Market)
  7,488,842      (SGP)....................................      59,499
                                                            ----------
                                                               513,607
                                                            ----------
BEVERAGES--2.8%
  8,076,537    Diageo plc (UK)............................     107,173
                                                            ----------
BUILDING PRODUCTS--1.2%
    273,400    Compagnie de Saint-Gobain (FR).............      46,775
                                                            ----------
CHEMICALS--2.3%
  1,068,619    Bayer AG (GER).............................      34,997
  3,500,000    The BOC Group plc (UK).....................      53,020
                                                            ----------
                                                                88,017
                                                            ----------
COMMUNICATIONS EQUIPMENT--1.4%
  2,421,800    Ericsson (LM) Tel Ab Cl. B ADR (SW)(1)*....       6,030
 19,043,743    Ericsson (LM) Tel Ab Series B (SW)*........      47,748
                                                            ----------
                                                                53,778
                                                            ----------
DIVERSIFIED FINANCIALS--2.4%
  2,452,938    ING Groep NV (NET).........................      64,716
  4,962,000    Swire Pacific Ltd. Cl. A (HK)..............      29,776
                                                            ----------
                                                                94,492
                                                            ----------
FOOD PRODUCTS--2.7%
    448,000    Nestle SA--Registered (SWS)................     105,808
                                                            ----------
HOTELS RESTAURANTS & LEISURE--1.5%
  1,425,565    Accor SA (FR)..............................      57,585
                                                            ----------
HOUSEHOLD DURABLES--3.0%
    909,391    Hunter Douglas NV (NET)....................      30,298
  1,591,200    Sony Corp. (JP)............................      85,472
                                                            ----------
                                                               115,770
                                                            ----------
INSURANCE--3.7%
  1,398,978    Assicurazioni Generali SpA (IT)............      33,785
  2,256,272    AXA SA (FR)................................      47,846
    226,820    Swiss Reinsurance Co. (SWS)................      22,869
    173,855    Zurich Financial Services Group (SWS)......      40,418
                                                            ----------
                                                               144,918
                                                            ----------
LEISURE EQUIPMENT & PRODUCTS--1.0%
  1,158,000    Fuji Photo Film Co. (JP)...................      36,780
                                                            ----------
MEDIA--1.6%
  2,347,919    News Corp. Ltd. ADR (AUS)(1)...............      61,938
                                                            ----------
METALS & MINING--12.6%
  4,748,740    Anglo American plc ADR (UK)(1).............      74,318
  2,000,000    AngloGold Ltd. ADR (S. AFR)(1).............      53,600
  5,014,200    Arcelor (FR)*..............................      69,080
 12,629,050    BHP Billiton plc ADR (UK)(1)...............     136,820
  1,750,000    Companhia Vale do Rio Doce Pfd. (BR).......      47,057
  1,399,163    Pechiney SA Series A (FR)..................      67,655
  2,180,183    Rio Tinto plc--Registered (UK).............      40,490
                                                            ----------
                                                               489,020
                                                            ----------
OFFICE ELECTRONICS--3.2%
  3,240,000    Canon Inc. (JP)............................     124,096
                                                            ----------
OIL & GAS--13.3%
 11,393,662    BG Group plc (UK)..........................      50,867
 14,635,576    BP plc (UK)................................     124,818
214,000,000    China Petroleum & Chemical Corp. (CHN).....      34,299
    862,300    Norsk Hydro ASA (NOR)......................      42,422

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
OIL & GAS--CONTINUED
               Petroleo Brasileiro SA-PETROBRAS Pfd.
  3,899,443      (BR).....................................  $   90,687
               Royal Dutch Petroleum Co.--Registered
  1,434,000      (NET)....................................      74,941
    630,677    Total Fina Elf SA (FR).....................      95,519
                                                            ----------
                                                               513,553
                                                            ----------
PAPER & FOREST PRODUCTS--6.1%
  1,405,900    Holmen Ab Series B (SW)....................      34,157
  4,900,000    Stora Enso Ojy (FIN).......................      62,143
  1,780,704    Svenska Cellulosa Ab Series B (SW).........      60,395
  2,257,809    UPM-Kymmene Corp. (FIN)....................      78,882
                                                            ----------
                                                               235,577
                                                            ----------
PHARMACEUTICALS--6.1%
    875,483    Aventis SA (FR)............................      62,160
  2,612,760    Novartis AG--Registered (SWS)..............     109,479
  2,225,900    Novo Nordisk A/S Series B (DEN)............      65,230
                                                            ----------
                                                               236,869
                                                            ----------
SPECIALTY RETAIL--3.2%
               Compagnie Financiere Richemont AG--Bearer
  5,538,700      (SWS)....................................     125,519
                                                            ----------
TOBACCO--7.5%
  8,141,947    British American Tobacco plc (UK)..........      83,254
  7,803,107    Imperial Tobacco Group plc (UK)............     109,861
 12,436,474    Swedish Match Ab (SW)......................      97,896
                                                            ----------
                                                               291,011
                                                            ----------
TRANSPORTATION INFRASTRUCTURE--0.8%
 31,779,732    Eurotunnel SA Units (FR)*..................      29,188
               Eurotunnel SA Warrants (FR)*
 19,000,000      Expire 10/30/2003........................         513
                                                            ----------
                                                                29,701
                                                            ----------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
 10,725,000    China Mobile (Hong Kong) Ltd. (HK)*........      35,136
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $2,435,652).......................................   3,665,057
                                                            ----------

SHORT-TERM INVESTMENTS--4.6%
 PRINCIPAL
  AMOUNT                                                      VALUE
  (000S)                                                      (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
               American Express Credit Corp. Yrs 1&2
$    25,119      1.700%--05/01/2002.......................  $   25,119

               Citicorp
      6,246      1.680%--05/01/2002.......................       6,246
     25,000      1.680%--05/03/2002.......................      25,000
                                                            ----------
                                                                31,246
                                                            ----------
               Exxon Project Investment Yrs 3&4
     35,291      1.750%--05/01/2002.......................      35,291

               General Electric Capital Corp.
     30,000      1.800%--05/01/2002.......................      30,000
     30,000      1.700%--05/02/2002.......................      30,000
                                                            ----------
                                                                60,000
                                                            ----------
               Prudential Funding Corp.
     26,446      1.730%--05/06/2002.......................      26,446
                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $178,102).........................................     178,102
                                                            ----------
TOTAL INVESTMENTS--99.3%
  (Cost $2,613,754).......................................   3,843,159
CASH AND OTHER ASSETS, LESS LIABILITIES--0.7%.............      25,970
                                                            ----------
TOTAL NET ASSETS--100.0%..................................  $3,869,129
                                                            ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 2.3%)

    China (CHN)                              1.0

    Denmark (DEN)                            1.2

    Singapore (SGP)                          1.5

    Israel (IL)                              1.7

    South Africa (S. AFR)                    1.7

    Germany (GER)                            2.1

    Australia (AUS)                          2.6

    Hong Kong (HK)                           3.1

    Italy (IT)                               3.2

    Brazil (BR)                              3.3

    Netherlands (NET)                        5.8

    Japan (JP)                               6.0

    Finland (FIN)                            6.2

    Sweden (SW)                              7.2

    Switzerland (SWS)                       11.1

    United Kingdom (UK)                     17.8

    France (FR)                             22.2

COMMON STOCKS--97.7%
                                                               VALUE
 SHARES                                                       (000S)
---------------------------------------------------------------------
AUTO COMPONENTS--2.3%
   43,467    Michelin--Registered (FR)......................  $ 1,683
                                                              -------
AUTOMOBILES--2.3%
   34,474    Peugeot SA (FR)................................    1,714
                                                              -------
BANKS--15.1%
   98,230    ABN Amro Holding NV (NET)......................    1,946
   56,200    BNP Paribas (FR)...............................    2,935
   11,826    Deutsche Bank AG--Registered (GER).............      784
  119,367    San Paolo IMI SpA (IT).........................    1,330
  123,655    Standard Chartered plc (UK)....................    1,522
   32,252    UBS AG--Registered (SWS).......................    1,553
             United Overseas Bank Ltd. (Alien Market)
  146,000      (SGP)........................................    1,160
                                                              -------
                                                               11,230
                                                              -------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                       (000S)
---------------------------------------------------------------------
BEVERAGES--1.6%
   90,000    Diageo plc (UK)................................  $ 1,194
                                                              -------
BIOTECHNOLOGY--1.1%
  550,000    Novogen Ltd. (AUS)*............................      813
                                                              -------
BUILDING PRODUCTS--1.6%
    6,781    Compagnie de Saint-Gobain (FR).................    1,160
                                                              -------
CHEMICALS--2.6%
   22,881    Bayer AG (GER).................................      749
   77,000    The BOC Group plc (UK).........................    1,166
                                                              -------
                                                                1,915
                                                              -------
COMMUNICATIONS EQUIPMENT--5.0%
  966,657    Ericsson (LM) Tel Ab Series B (SW)*............    2,424
  100,574    NICE Systems Ltd. ADR (IL)(1)*.................    1,260
                                                              -------
                                                                3,684
                                                              -------
DIVERSIFIED FINANCIALS--3.8%
   48,894    ING Groep NV (NET).............................    1,290
  261,000    Swire Pacific Ltd. Cl. A (HK)..................    1,566
                                                              -------
                                                                2,856
                                                              -------
FOOD PRODUCTS--1.6%
    5,000    Nestle SA--Registered (SWS)....................    1,181
                                                              -------
HOTELS RESTAURANTS & LEISURE--1.6%
   28,935    Accor SA (FR)..................................    1,169
                                                              -------
HOUSEHOLD DURABLES--4.5%
   62,100    Sony Corp. (JP)................................    3,336
                                                              -------
INSURANCE--6.0%
   41,922    Assicurazioni Generali SpA (IT)................    1,012
   64,628    AXA UAP (FR)...................................    1,370
   11,000    Swiss Reinsurance Co. (SWS)....................    1,109
    4,209    Zurich Financial Services Group (SWS)..........      979
                                                              -------
                                                                4,470
                                                              -------
MACHINERY--1.9%
   15,198    Kone Oyj Series B (FIN)........................    1,438
                                                              -------
MEDIA--1.5%
   42,681    News Corp. Ltd. ADR (AUS)(1)...................    1,126
                                                              -------
METALS & MINING--14.2%
   75,000    Anglo American plc (UK)........................    1,182
   47,000    AngloGold Ltd. ADR (S. AFR)(1).................    1,260
   99,500    Arcelor (FR)*..................................    1,371
  549,335    BHP Billiton plc (UK)..........................    2,937
  100,000    Boliden Ab (SW)................................      408
   40,000    Companhia Vale do Rio Doce Pfd. (BR)...........    1,076
   34,000    Pechiney SA (FR)...............................    1,644
   35,000    Rio Tinto plc--Registered (UK).................      650
                                                              -------
                                                               10,528
                                                              -------
OFFICE ELECTRONICS--1.5%
   30,000    Canon Inc. (JP)................................    1,149
                                                              -------
OIL & GAS--7.6%
  170,598    BP plc. (UK)...................................    1,455
4,750,000    China Petroleum & Chemical Corp. (CHN).........      761
   59,557    Petrol Brasileiro SA Pfd. (BR).................    1,385
   20,000    Royal Dutch Petroleum Co.--Registered (NET)....    1,045
    6,567    Total Fina Elf SA (FR).........................      995
                                                              -------
                                                                5,641
                                                              -------

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                       (000S)
---------------------------------------------------------------------
PAPER & FOREST PRODUCTS--6.1%
   97,000    Stora Enso Ojy Series R (FIN)..................  $ 1,230
   38,896    Svenska Cellulosa Ab Series B (SW).............    1,319
   55,991    UPM-Kymmene Corp. (FIN)........................    1,956
                                                              -------
                                                                4,505
                                                              -------
PHARMACEUTICALS--5.1%
   16,098    Aventis SA (FR)................................    1,143
      292    GlaxoSmithKline plc (UK).......................        7
   41,930    Novartis AG--Registered (SWS)..................    1,757
   30,000    Novo Nordisk A/S Series B (DEN)................      879
                                                              -------
                                                                3,786
                                                              -------
SPECIALTY RETAIL--2.2%
             Compagnie Financiere Richemont AG--Bearer
   72,300      (SWS)........................................    1,638
                                                              -------
TOBACCO--4.4%
  125,000    British American Tobacco plc (UK)..............    1,278
   56,000    Imperial Tobacco Group plc (UK)................      788
  150,000    Swedish Match Ab (SW)..........................    1,181
                                                              -------
                                                                3,247
                                                              -------
TRANSPORTATION INFRASTRUCTURE--1.7%
1,401,679    Eurotunnel SA Units (FR)*......................    1,287
                                                              -------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                       (000S)
---------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
   45,069    China Mobile (Hong Kong) Ltd. ADR (HK)(1)*.....  $   749
   64,298    Vodafone Group plc ADR (UK)(1)*................    1,042
                                                              -------
                                                                1,791
                                                              -------
TOTAL COMMON STOCKS
  (Cost $72,938)............................................   72,541
                                                              -------

SHORT-TERM INVESTMENT--1.5%
(Cost $1,084)
PRINCIPAL
 AMOUNT
 (000S)
---------------------------------------------------------------------
             General Electric Capital Corp.
$   1,084      1.800%--05/01/2002...........................    1,084
                                                              -------
TOTAL INVESTMENTS--99.2%
  (Cost $74,022)............................................   73,625
CASH AND OTHER ASSETS, LESS LIABILITIES--0.8%...............      579
                                                              -------
TOTAL NET ASSETS--100.0%....................................  $74,204
                                                              =======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.
    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 2.7%)

    Switzerland (SWS)                        1.0

    Belgium (BEL)                            1.2

    Netherlands (NET)                        1.4

    Norway (NOR)                             1.9

    Spain (SP)                               2.0

    Italy (IT)                               3.2

    Sweden (SW)                              3.6

    Hong Kong (HK)                           6.0

    South Korea (S. KOR)                     6.6

    Germany (GER)                            7.5

    Canada (CAN)                             7.7

    United Kingdom (UK)                      13.2

    Japan (JP)                               16.7

    France (FR)                              25.3


COMMON STOCKS--97.3%
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
AUTOMOBILES--7.7%
  2,195,600    Nissan Motor Co. Ltd. (JP)...................  $ 16,887
    270,200    Renault SA (FR)..............................    12,518
                                                              --------
                                                                29,405
                                                              --------
BANKS--11.7%
    263,900    ABN Amro Holding NV (NET)....................     5,228
     93,000    Banco Popular Espanol SA (SP)................     3,811
    165,800    BNP Paribas (FR).............................     8,659
    897,000    IntesaBci SpA (IT)...........................     2,900
    740,300    Lloyds TSB Group plc (UK)....................     8,508
    668,000    Nordea Ab (SW)...............................     3,798
               Skandinaviska Enskilda Banken (publ) Series A
    409,300      (SW).......................................     3,918
    347,500    Standard Chartered plc (UK)..................     4,277
     81,600    UBS AG--Registered (SWS).....................     3,930
                                                              --------
                                                                45,029
                                                              --------
BEVERAGES--5.8%
    288,000    Asahi Breweries Ltd. (JP)....................     2,652
    158,100    Interbrew SA (BEL)...........................     4,702
    111,200    Pernod Ricard (FR)...........................    10,263
    486,400    Scottish & Newcastle plc (UK)................     4,449
                                                              --------
                                                                22,066
                                                              --------
COMMERCIAL SERVICES & SUPPLIES--1.7%
    526,000    Dai Nippon Printing Co. Ltd. (JP)............     6,625
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
DIVERSIFIED FINANCIALS--2.2%
     14,200    Shohkoh Fund & Co. Ltd. (JP).................  $  1,747
     90,000    Takefuji Corp. (JP)..........................     6,502
                                                              --------
                                                                 8,249
                                                              --------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
    563,000    KT Corp. ADR (S. KOR)(1).....................    12,752
                                                              --------
ELECTRIC UTILITIES--6.1%
  1,570,900    Enel SpA (IT)................................     9,322
  2,679,500    Hong Kong Electric Holdings Ltd. (HK)........    10,170
    213,100    Union Fenosa SA (SP).........................     3,755
                                                              --------
                                                                23,247
                                                              --------
ELECTRICAL EQUIPMENT--2.7%
    215,800    Schneider Electric SA (FR)...................    10,406
                                                              --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
     29,700    Hoya Corp. (JP)..............................     2,210
                                                              --------
ENERGY EQUIPMENT & SERVICES--2.0%
  7,517,300    Kvaerner ASA Series A (NOR)*.................     7,468
                                                              --------
FOOD & DRUG RETAILING--3.7%
    146,400    Familymart Co. Ltd. (JP).....................     3,089
  1,105,800    Tesco plc (UK)...............................     4,236
     89,500    Weston George Ltd. (CAN).....................     6,778
                                                              --------
                                                                14,103
                                                              --------
FOOD PRODUCTS--0.6%
    325,200    Cadbury Schweppes plc (UK)...................     2,466
                                                              --------
GAS UTILITIES--4.6%
  5,727,900    Centrica plc (UK)............................    17,625
                                                              --------
HOUSEHOLD DURABLES--2.6%
    361,300    Electrolux Ab (SW)...........................     6,004
     28,800    Nintendo Co. Ltd. (JP).......................     4,036
                                                              --------
                                                                10,040
                                                              --------
INSURANCE--2.4%
               Muenchener Ruckversicherungs-Ges
     37,700      AG--Registered (GER).......................     9,336
                                                              --------
MEDIA--5.6%
    807,000    British Sky Broadcasting Group plc (UK)......     9,028
    407,600    Publicis Groupe SA (FR)......................    12,442
                                                              --------
                                                                21,470
                                                              --------
MULTILINE RETAIL--1.6%
    126,000    Ito-Yokado Co. Ltd. (JP).....................     6,209
                                                              --------
OFFICE ELECTRONICS--1.1%
    232,000    Ricoh Co. Ltd. (JP)..........................     4,326
                                                              --------
OIL & GAS--10.4%
  9,624,800    CNOOC Ltd. (HK)..............................    12,773
    432,000    Talisman Energy Inc. (CAN)...................    18,460
     56,200    Total Fina Elf SA (FR).......................     8,512
                                                              --------
                                                                39,745
                                                              --------
PHARMACEUTICALS--13.7%
    256,775    Aventis SA (FR)..............................    18,231
    339,000    Daiichi Pharmaceutical Co. Ltd. (JP).........     6,611
    127,800    Sanofi Synthelabo (FR).......................     8,176
    322,400    Schering AG (GER)............................    19,639
                                                              --------
                                                                52,657
                                                              --------
ROAD & RAIL--1.1%
     89,300    Canadian National Railway Co. (CAN)..........     4,237
                                                              --------

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
     42,000    Samsung Electronics Co. Ltd. (S. KOR)........  $ 12,447
                                                              --------
TEXTILES & APPAREL--2.1%
    154,000    LVMH Moet Hennessy Louis Vuitton (FR)........     8,050
                                                              --------
TOBACCO--0.8%
        502    Japan Tobacco Inc. (JP)......................     3,044
                                                              --------
TOTAL COMMON STOCKS
  (Cost $356,540)...........................................   373,212
                                                              --------

SHORT-TERM INVESTMENT--4.7%
(Cost $18,057)
 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
----------------------------------------------------------------------
REPURCHASE AGREEMENT
               Repurchase Agreement with State Street Bank &
                 Trust dated April 30, 2002 due May 1, 2002
                 at 0.65% collateralized by a U.S. Treasury
                 Bill 12.0% August 15, 2013, par value of
                 $13,125 (repurchase proceeds of $18,057
$    18,057      when closed on May 1, 2002)................  $ 18,057
                                                              --------
TOTAL INVESTMENTS--102.0%
  (Cost $374,597)...........................................   391,269
CASH AND OTHER ASSETS, LESS LIABILITIES--(2.0%).............    (7,525)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $383,744
                                                              ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 4.8%)

    Spain (SP)                               0.2

    Sweden (SW)                              0.2

    Israel (IL)                              0.3

    Brazil (BR)                              0.4

    Finland (FIN)                            0.5

    Hong Kong (HK)                           0.5

    Portugal (PORT)                          0.5

    Taiwan (TWN)                             0.5

    Australia (AUS)                          0.6

    Belgium (BEL)                            0.6

    Singapore (SGP)                          0.6

    Ireland (IE)                             1.0

    Italy (IT)                               1.0

    Canada (CAN)                             1.2

    Mexico (MEX)                             1.3

    South Korea (S. KOR)                     1.6

    Netherlands (NET)                        1.8

    Germany (GER)                            2.3

    Switzerland (SWS)                        3.6

    France (FR)                              5.0

    Japan (JP)                               7.1

    United Kingdom (UK)                      10.2

    United States (US)                       54.2


COMMON STOCKS--95.2%
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.4%
  9,000      BAE Systems plc (UK).............................  $   46
    650      General Dynamics Corp. (US)......................      63
                                                                ------
                                                                   109
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 AIR FREIGHT & COURIERS--1.2%
    700      Fedex Corp. (US).................................  $   36
  1,800      TNT Post Groep NV (NET)..........................      39
  1,000      Yamato Transport Co. Ltd. (JP)...................      17
                                                                ------
                                                                    92
                                                                ------
AIRLINES--1.5%
  2,700      AMR Corp. (US)*..................................      58
  1,300      Continental Airlines Inc. Cl. B (US).............      34
 10,000      Qantas Airways Ltd. (AUS)........................      24
                                                                ------
                                                                   116
                                                                ------
AUTO COMPONENTS--0.3%
             American Axle & Manufacturing Holdings Inc.
    600        (US)...........................................      20
                                                                ------
AUTOMOBILES--3.5%
    650      Bayerische Motoren Werke AG (GER)................      26
    300      General Motors Corp. (US)........................      19
  1,000      Honda Motor Co. Ltd. (JP)........................      45
    600      Hyundai Motor Co. (S. KOR).......................      22
    300      Magna International Inc. Cl. A (CAN).............      22
 14,000      Nissan Motor Co. Ltd. (JP).......................     108
    400      Peugeot SA (FR)..................................      20
                                                                ------
                                                                   262
                                                                ------
BANKS--9.2%
  2,050      Bank of America Corp. (US).......................     149
  3,100      Bank of Ireland (IE).............................      36
  5,200      Barclays Bank plc (UK)...........................      45
  1,100      BNP Paribas (FR).................................      57
  1,500      Credit Suisse Group--Registered (SWS)............      53
  2,700      Dexia (BEL)......................................      44
  3,550      HSBC Holdings plc (UK)...........................      42
    948      Kookmin Bank ADR (S. KOR)(1).....................      44
  1,400      Royal Bank of Canada (CAN).......................      49
  1,100      Royal Bank of Scotland Group plc (UK)............      32
  3,000      Standard Chartered plc (UK)......................      37
    600      UBS AG ADR (SWS)(1)..............................      29
    710      UBS AG--Registered (SWS).........................      34
             Unibanco-Uniao de Bancos Brasileiros SA GDR
  1,200        (BR)(2)........................................      29
    450      Washington Mutual Inc. (US)......................      17
                                                                ------
                                                                   697
                                                                ------
BEVERAGES--1.5%
  1,200      Coca Cola Co. (US)...............................      67
    900      Pepsico Inc. (US)................................      47
                                                                ------
                                                                   114
                                                                ------
BIOTECHNOLOGY--1.0%
  1,500      Amgen Inc. (US)*.................................      79
                                                                ------
CHEMICALS--1.1%
    200      Akzo Nobel NV (NET)..............................       9
  1,300      Praxair Inc. (US)................................      74
                                                                ------
                                                                    83
                                                                ------
COMMERCIAL SERVICES & SUPPLIES--1.2%
  3,700      Brambles Industries Ltd. (AUS)...................      20
    650      First Data Corp. (US)............................      52
  7,700      Hays plc (UK)....................................      19
                                                                ------
                                                                    91
                                                                ------
COMMUNICATIONS EQUIPMENT--1.2%
  3,700      Cisco Systems Inc. (US)..........................      54
  1,300      Nokia Oyj ADR (FIN)(1)...........................      21
    400      QUALCOMM Inc. (US)...............................      12
                                                                ------
                                                                    87
                                                                ------

                              INTERNATIONAL EQUITY

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.8%
    700      International Business Machines Corp. (US).......  $   59
                                                                ------
CONSTRUCTION MATERIALS--1.3%
  2,200      CRH plc (IE).....................................      38
    160      Holcim SA--Bearer (SWS)..........................      37
    250      Lafarge SA--Bearer (FR)..........................      24
                                                                ------
                                                                    99
                                                                ------
DIVERSIFIED FINANCIALS--5.8%
  2,400      AMVESCAP plc (UK)................................      25
  4,300      Citigroup Inc. (US)..............................     186
  4,000      Daiwa Securities Group Inc. (JP).................      27
    550      Federal National Mortgage Association (US).......      43
    400      Goldman Sachs Group Inc. (US)....................      31
  1,700      ING Groep NV ADR (NET)(1)........................      45
    900      ING Groep NV (NET)...............................      24
    300      Merrill Lynch & Co. Inc. (US)....................      13
  3,000      Nomura Holdings Inc. (JP)........................      42
                                                                ------
                                                                   436
                                                                ------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
    550      KT Corp. ADR (S. KOR)(1).........................      12
  5,250      Portugal Telecom SGPS SA--Registered (PORT)......      38
  1,600      SBC Communications Inc. (US).....................      50
  1,100      Telefonos de Mexico SA de CV ADR (MEX)(1)........      42
    700      Verizon Communications (US)......................      28
                                                                ------
                                                                   170
                                                                ------
ELECTRIC UTILITIES--0.3%
    400      E. On AG (GER)...................................      21
                                                                ------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
  3,050      Flextronics International Ltd. (SGP)*............      42
                                                                ------
ENERGY EQUIPMENT & SERVICES--1.4%
  1,000      Baker Hughes Inc. (US)...........................      38
    610      Kinder Morgan Management LLC (US)................      22
    300      Technip-Coflexip (FR)............................      42
                                                                ------
                                                                   102
                                                                ------
FOOD PRODUCTS--1.0%
    700      Nestle SA ADR (SWS)(1)...........................      41
    160      Nestle SA--Registered (SWS)......................      38
                                                                ------
                                                                    79
                                                                ------
GAS UTILITIES--0.9%
  1,100      Kinder Morgan Inc. (US)..........................      53
    650      Sempra Energy (US)...............................      17
                                                                ------
                                                                    70
                                                                ------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
  5,400      Smith & Nephew plc (UK)..........................      31
  1,600      Terumo Corp. (JP)................................      24
                                                                ------
                                                                    55
                                                                ------
HEALTH CARE PROVIDERS & SERVICES--1.3%
    300      Anthem Inc. (US).................................      20
    400      Fresenius Medical Care AG (GER)..................      24
  1,200      HCA Inc. (US)....................................      57
                                                                ------
                                                                   101
                                                                ------
HOTELS RESTAURANTS & LEISURE--3.3%
  1,940      Carnival Corp. (US)..............................      65
 11,200      Compass Group plc (UK)...........................      70
 13,450      Hilton Group plc (UK)............................      50
  2,600      Hilton Hotels Corp. (US).........................      43
  2,300      Six Continents plc (UK)..........................      25
                                                                ------
                                                                   253
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
  1,100      Electrolux Ab (SW)...............................  $   18
    800      KB Home (US).....................................      40
    700      Lennar Corp. (US)................................      39
  2,500      Sega Corp. (JP)..................................      56
  1,200      Thomson Multimedia (FR)..........................      33
                                                                ------
                                                                   186
                                                                ------
HOUSEHOLD PRODUCTS--1.2%
  1,000      Kao Corp. (JP)...................................      20
    750      Procter & Gamble Co. (US)........................      68
                                                                ------
                                                                    88
                                                                ------
INDUSTRIAL CONGLOMERATES--2.4%
    200      3M Co. (US)......................................      25
  4,950      General Electric Co. (US)........................     156
                                                                ------
                                                                   181
                                                                ------
INSURANCE--7.1%
    800      ACE Ltd. (US)....................................      35
    900      Aegon NV (NET)...................................      21
    110      Allianz AG--Registered (GER).....................      26
  1,000      American International Group Inc. (US)...........      69
  3,100      CGNU plc (UK)....................................      32
  1,100      Hartford Financial Services Group Inc. (US)......      76
  1,000      John Hancock Financial Services Inc. (US)........      39
    900      Lincoln National Corp. (US)......................      43
    750      Manulife Financial Corp. (CAN)...................      22
      3      Millea Holdings (JP).............................      23
             Muenchener Ruckversicherungs-Ges AG--Registered
    160        (GER)..........................................      40
  2,300      Riunione Adriatica di Sicurta SpA (IT)...........      30
    400      Swiss Reinsurance Co. (SWS)......................      40
    400      XL Capital Ltd. Cl. A (US).......................      38
                                                                ------
                                                                   534
                                                                ------
INTERNET SOFTWARE & SERVICES--0.1%
    550      Check Point Software Technologies Ltd. (IL)*.....      10
                                                                ------
IT CONSULTING & SERVICES--1.1%
  1,300      Accenture Ltd. Cl. A (US)........................      28
    650      Electronic Data Systems Corp. (US)...............      35
    750      Tietoenator Ojy (FIN)............................      19
                                                                ------
                                                                    82
                                                                ------
MEDIA--6.1%
  2,800      AOL Time Warner Inc. (US)*.......................      53
  1,100      Clear Channel Communications Inc. (US)*..........      52
  1,000      Disney (Walt) Co. (US)...........................      23
  1,200      Grupo Televisa SA de CV ADR (MEX)(1).............      54
  5,200      Mediaset SpA (IT)................................      44
    900      New York Times Co. Cl. A (US)....................      42
     80      Nippon Television Network Corp (JP)..............      19
    600      Omnicom Group Inc. (US)..........................      52
  1,400      Pearson plc ADR (UK)(1)..........................      17
    200      Reed Elsevier Group plc ADR (UK)(1)..............       8
  4,500      Reed Elsevier Group plc (UK).....................      44
    750      Sogecable SA (SP)................................      15
    750      Viacom Inc. Cl. B (US)*..........................      35
                                                                ------
                                                                   458
                                                                ------
METALS & MINING--2.4%
  2,000      Alcoa Inc. (US)..................................      68
    900      Nucor Corp. (US).................................      53
    300      Pechiney SA ADR (FR)(1)..........................       7
    200      Pechiney SA (FR).................................      10

                              INTERNATIONAL EQUITY

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
METALS & MINING--CONTINUED
    800      Posco ADR (S. KOR)(1)............................  $   20
  1,100      Rio Tinto plc--Registered (UK)...................      20
                                                                ------
                                                                   178
                                                                ------
MULTILINE RETAIL--4.1%
    400      Ito-Yokado Co. Ltd. ADR (JP)(1)..................      20
  1,000      Ito-Yokado Co. Ltd. (JP).........................      49
  6,268      Kingfisher plc (UK)..............................      35
  3,000      Next plc (UK)....................................      45
  1,500      Target Corp. (US)................................      65
  1,700      Wal-Mart Stores Inc. (US)........................      95
                                                                ------
                                                                   309
                                                                ------
MULTI-UTILITIES--0.6%
    400      Duke Energy Corp. (US)...........................      15
    700      Suez (FR)........................................      21
    400      Vivendi Environnement (FR).......................      13
                                                                ------
                                                                    49
                                                                ------
OFFICE ELECTRONICS--0.3%
  1,000      Ricoh Co. Ltd. (JP)..............................      19
                                                                ------
OIL & GAS--4.6%
  4,300      BP plc (UK)......................................      37
  3,450      Exxon Mobil Corp. (US)...........................     139
    650      Total Fina Elf SA ADR (FR)(1)....................      49
    400      Total Fina Elf SA (FR)...........................      60
  1,700      Unocal Corp. (US)................................      63
                                                                ------
                                                                   348
                                                                ------
PHARMACEUTICALS--8.2%
    300      Aventis SA (FR)..................................      21
    750      Eli Lilly & Co. (US).............................      50
  1,500      GlaxoSmithKline plc ADR (UK)(1)..................      72
  1,800      Johnson & Johnson (US)...........................     115
    400      Merck & Co. Inc. (US)............................      22
  3,900      Pfizer Inc. (US).................................     142
    400      Pharmacia Corp. (US).............................      16
    300      Sanofi-Synthelabo (FR)...........................      19
    550      Schering AG (GER)................................      33
  1,000      Takeda Chemical Industries Ltd. (JP).............      44
             Teva Pharmaceutical Industries Ltd. ADR
    300        (IL)(1)........................................      17
  1,200      Wyeth (US).......................................      68
                                                                ------
                                                                   619
                                                                ------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.9%
  1,700      Intel Corp. (US).................................      49
  1,100      Micron Technology Inc. (US)*.....................      26
     70      Samsung Electronics Co. Ltd. (S. KOR)............      21
             Taiwan Semiconductor Manufacturing Co. Ltd. ADR
  1,950        (TWN)(1)*......................................      35
  2,800      Texas Instruments Inc. (US)......................      87
                                                                ------
                                                                   218
                                                                ------

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
----------------------------------------------------------------------
SOFTWARE--2.3%
  2,800      Microsoft Corp. (US)*............................  $  146
  1,000      Siebel Systems Inc. (US).........................      24
                                                                ------
                                                                   170
                                                                ------
SPECIALTY RETAIL--3.2%
  1,100      Best Buy Co Inc. (US)*...........................      82
  1,500      Home Depot Inc. (US).............................      70
  1,100      Lowe's Cos. Inc. (US)............................      46
  2,300      Staples Inc. (US)*...............................      46
                                                                ------
                                                                   244
                                                                ------
TOBACCO--2.0%
  2,800      Philip Morris Cos. Inc. (US).....................     152
                                                                ------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
  2,100      China Mobile (Hong Kong) Ltd. ADR (HK)(1)*.......      35
     10      NTT DoCoMo Inc. (JP).............................      25
 25,150      Vodafone Group plc (UK)..........................      41
                                                                ------
                                                                   101
                                                                ------
TOTAL COMMON STOCKS
  (Cost $7,439)...............................................   7,183
                                                                ------

SHORT-TERM INVESTMENT--4.6%
(Cost $348)
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               0.65% collateralized by a U.S. Treasury Bill
               12.0% August 15, 2013, par value of
               $255 (repurchase proceeds of $348 when closed
               on
 $  348        May 1, 2002)...................................     348
                                                                ------
TOTAL INVESTMENTS--99.8%
  (Cost $7,787)...............................................   7,531
CASH AND OTHER ASSETS, LESS LIABILITIES--0.2%.................      17
                                                                ------
TOTAL NET ASSETS--100.0%......................................  $7,548
                                                                ======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2 GDR after the name of a foreign holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS
STATEMENT OF ASSETS AND LIABILITIES--APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands, except per share amounts)

                                                 HARBOR                HARBOR                   HARBOR                 HARBOR
                                              INTERNATIONAL       INTERNATIONAL II       INTERNATIONAL GROWTH       GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............   $2,613,754             $ 74,022                $ 374,597                $ 7,787
=================================================================================================================================
Investments, at value.......................   $3,843,159             $ 73,625                $ 373,212                $ 7,183
Repurchase agreements.......................           --                   --                   18,057                    348
Cash........................................            1                   --                        1                     20
Foreign currency, at value (cost: $9,051;
  $82; $2,355; $21).........................        9,120                   83                    2,373                     21
Receivables for:
  Investments sold..........................           --                   --                   42,107                     24
  Capital shares sold.......................        5,427                  204                      734                     46
  Dividends.................................       10,250                  128                    1,443                     15
  Interest..................................           35                   --                       --                     --
Withholding tax receivable..................        8,477                  238                      591                      2
Other assets................................            7                    1                        3                     --
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.........................    3,876,476               74,279                  438,521                  7,659
LIABILITIES
Payables for:
  Investments purchased.....................           --                   --                   35,799                     67
  Capital shares reacquired.................        3,630                   18                   18,614                     14
Accrued expenses:
  Management fees...........................        2,270                   39                      213                      3
  Trustees' fees............................           11                   --                        2                     --
  Transfer agent fees.......................           35                    3                       26                      2
  Other.....................................        1,401                   15                      123                     25
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES....................        7,347                   75                   54,777                    111
NET ASSETS..................................   $3,869,129             $ 74,204                $ 383,744                $ 7,548
=================================================================================================================================
Net assets consist of:
  Paid-in capital...........................   $2,547,228             $ 86,757                $ 874,138                $ 9,197
  Undistributed net investment income.......       19,562                  130                      401                     --
  Accumulated net realized gain/(loss)......       72,940              (12,286)                (507,497)                (1,393)
  Unrealized appreciation/(depreciation) of
     investments and translation of assets
     and liabilities in foreign
     currencies.............................    1,229,399                 (397)                  16,702                   (256)
---------------------------------------------------------------------------------------------------------------------------------
                                               $3,869,129             $ 74,204                $ 383,744                $ 7,548
=================================================================================================================================
Shares of beneficial interest...............      122,869                6,692                   46,385                    985
Net asset value, offering and redemption
  price per share...........................   $    31.49             $  11.09                $    8.27                $  7.67

------------

*  Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS
STATEMENT OF OPERATIONS--SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands)

                                                 HARBOR                HARBOR                   HARBOR                 HARBOR
                                              INTERNATIONAL       INTERNATIONAL II       INTERNATIONAL GROWTH       GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends...............................      $ 38,335              $   540                 $   2,378                 $  49
  Interest................................         1,839                    9                       118                    --
  Foreign taxes withheld..................        (4,429)                 (60)                     (267)                   (4)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME.................        35,745                  489                     2,229                    45
OPERATING EXPENSES:
  Management fees.........................        15,277                  296                     1,480                    27
  Shareholder communications..............           118                    6                        32                    --
  Custodian fees..........................           478                   28                        79                    16
  Transfer agent fees.....................           861                   48                       199                     3
  Professional fees.......................            84                    2                        11                    --
  Trustees' fees and expenses.............            32                    1                         4                    --
  Registration fees.......................            18                   13                        17                     2
  Miscellaneous...........................            25                    4                         7                     3
---------------------------------------------------------------------------------------------------------------------------------
     Total operating expenses.............        16,893                  398                     1,829                    51
  Management fees waived..................          (708)                 (39)                       --                    (7)
---------------------------------------------------------------------------------------------------------------------------------
  Net operating expenses..................        16,185                  359                     1,829                    44
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................        19,560                  130                       400                     1
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENT TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments..........................        75,423               (9,619)                 (118,272)                 (371)
     Foreign currency transactions........            63                   32                     1,469                     2
  Change in net unrealized appreciation
     of:
     Investments..........................       394,059               18,480                   111,942                   616
     Translation of assets and liabilities
       in foreign currencies..............            92                    2                        40                    --
---------------------------------------------------------------------------------------------------------------------------------
  Net gain/(loss) on investment
     transactions.........................       469,637                8,895                    (4,821)                  247
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS............      $489,197              $ 9,025                 $  (4,421)                $ 248
=================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                                            HARBOR
                                                                         INTERNATIONAL
                                                                -------------------------------
                                                                NOVEMBER 1,         NOVEMBER 1,
                                                                   2001                2000
                                                                  THROUGH             THROUGH
                                                                 APRIL 30,          OCTOBER 31,
                                                                   2002                2001
-----------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
     Net investment income..................................    $   19,560          $    59,966
     Net realized gain/(loss) on investments and foreign
      currency
       transactions.........................................        75,486              169,013
     Net unrealized appreciation/(depreciation) of
      investments
       and translation of assets and liabilities in foreign
      currencies............................................       394,151           (1,036,426)
-----------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................       489,197             (807,447)
-----------------------------------------------------------------------------------------------
  Distributions to shareholders:
     Net investment income..................................       (32,072)             (86,391)
     Net realized gain on investments.......................      (105,975)            (462,932)
-----------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................      (138,047)            (549,323)
-----------------------------------------------------------------------------------------------
  Capital share transactions:
     Net proceeds from sale of shares.......................       410,175              743,213
     Net asset value of shares issued in
       connection with reinvestment of:
       Dividends from net investment income.................        28,205               77,031
       Distributions from net realized gain on
        investments.........................................       100,690              442,276
     Cost of shares reacquired..............................      (518,448)          (1,238,668)
-----------------------------------------------------------------------------------------------
     NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
      TRANSACTIONS..........................................        20,622               23,852
-----------------------------------------------------------------------------------------------
     Net increase/(decrease) in net assets..................       371,772           (1,332,918)
NET ASSETS:
  Beginning of period.......................................     3,497,357            4,830,275
-----------------------------------------------------------------------------------------------
  END OF PERIOD*............................................    $3,869,129          $ 3,497,357
===============================================================================================
NUMBER OF CAPITAL SHARES:
  Sold......................................................        13,547               22,827
  Reinvested in payment of investment income dividends......           963                2,288
  Reinvested in payment of capital gain distributions.......         3,432               13,140
  Reacquired................................................       (17,124)             (40,524)
-----------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.............           818               (2,269)
  Outstanding:
     Beginning of period....................................       122,051              124,320
-----------------------------------------------------------------------------------------------
     End of period..........................................       122,869              122,051
===============================================================================================
* Includes undistributed net investment income of:..........    $   19,562          $    32,074

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY

                                  HARBOR                            HARBOR                            HARBOR
                             INTERNATIONAL II                INTERNATIONAL GROWTH                  GLOBAL EQUITY
                      -------------------------------   -------------------------------   -------------------------------
                      NOVEMBER 1,         NOVEMBER 1,   NOVEMBER 1,         NOVEMBER 1,   NOVEMBER 1,         FEBRUARY 1,
                         2001                2000          2001                2000          2001                2001
                        THROUGH             THROUGH       THROUGH             THROUGH       THROUGH             THROUGH
                       APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,
                         2002                2001          2002                2001          2002                2001
-------------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
                       $    130            $    827      $     400          $    1,420      $    1              $    22
                         (9,587)             (2,337)      (116,803)           (371,103)       (369)              (1,041)
                         18,482             (26,993)       111,982            (110,218)        616                 (872)
-------------------------------------------------------------------------------------------------------------------------
                          9,025             (28,503)        (4,421)           (479,901)        248               (1,891)
-------------------------------------------------------------------------------------------------------------------------
                           (708)             (1,265)           (67)               (293)         (6)                  --
                             --              (6,349)            --            (121,187)         --                   --
-------------------------------------------------------------------------------------------------------------------------
                           (708)             (7,614)           (67)           (121,480)         (6)                  --
-------------------------------------------------------------------------------------------------------------------------
                         21,680              37,828        131,981             428,940       1,045               10,092
                            678               1,208             61                 258           6                   --
                             --               6,191             --             118,213          --                   --
                        (33,514)            (58,893)      (181,011)           (755,911)       (510)              (1,436)
-------------------------------------------------------------------------------------------------------------------------
                        (11,156)            (13,666)       (48,969)           (208,500)        541                8,656
-------------------------------------------------------------------------------------------------------------------------
                         (2,839)            (49,783)       (53,457)           (809,881)        783                6,765
                         77,043             126,826        437,201           1,247,082       6,765                   --
-------------------------------------------------------------------------------------------------------------------------
                       $ 74,204            $ 77,043      $ 383,744          $  437,201      $7,548              $ 6,765
=========================================================================================================================
                          1,972               3,006         15,770              35,196         134                1,091
                             62                  91              7                  19           1                   --
                             --                 468             --               8,635          --                   --
                         (3,045)             (4,742)       (21,213)            (63,042)        (65)                (176)
-------------------------------------------------------------------------------------------------------------------------
                         (1,011)             (1,177)        (5,436)            (19,192)         70                  915
                          7,703               8,880         51,821              71,013         915                   --
-------------------------------------------------------------------------------------------------------------------------
                          6,692               7,703         46,385              51,821         985                  915
=========================================================================================================================
                       $    130            $    708      $     401          $       68      $   --              $     5

                              INTERNATIONAL EQUITY

HARBOR INTERNATIONAL EQUITY FUNDS FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                    INCOME FROM INVESTMENT OPERATIONS
                                                                ------------------------------------------
                                                                                     NET REALIZED AND
                                                   NET ASSET                     UNREALIZED GAINS/(LOSSES)
                                                     VALUE           NET              ON INVESTMENTS,         TOTAL FROM
                                                   BEGINNING     INVESTMENT        AND FOREIGN CURRENCY       INVESTMENT
YEAR/PERIOD ENDED                                  OF PERIOD       INCOME                CONTRACTS            OPERATIONS
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2002 (Unaudited).....................     $28.65          $.16(c)               $ 3.83                $ 3.99
October 31, 2001...............................      38.85           .57(c)                (6.27)                (5.70)
October 31, 2000...............................      40.66           .48(c)                 1.22                  1.70
October 31, 1999...............................      36.97           .67(c)                 5.90                  6.57
October 31, 1998...............................      35.84           .51(c)                 1.92                  2.43
October 31, 1997...............................      31.21           .41(c)                 5.44                  5.85
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2002 (Unaudited).....................     $10.00          $.03(c)               $ 1.16                $ 1.19
October 31, 2001...............................      14.28           .24(c)                (3.62)                (3.38)
October 31, 2000...............................      13.83           .01(c)                 1.23                  1.24
October 31, 1999...............................      11.26           .18(c)                 2.54                  2.72
October 31, 1998...............................      12.14           .12(c)                 (.37)                 (.25)
October 31, 1997...............................      10.47           .10(c)                 1.63                  1.73
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2002 (Unaudited)(1)..................     $ 8.44          $ --                  $ (.17)               $ (.17)
October 31, 2001...............................      17.56            --                   (7.30)                (7.30)
October 31, 2000...............................      19.13           .01                    (.06)                 (.05)
October 31, 1999...............................      18.07           .14                    1.30                  1.44
October 31, 1998...............................      16.15           .11                    2.52                  2.63
October 31, 1997...............................      15.35           .12                    1.12                  1.24
------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2002 (Unaudited).....................     $ 7.39          $ --                  $  .29                $  .29
October 31, 2001(2)............................      10.00            --                   (2.61)                (2.61)
------------------------------------------------------------------------------------------------------------------------


                                                          LESS DISTRIBUTIONS
                                                 ------------------------------------
                                                 DIVIDENDS FROM    DISTRIBUTIONS FROM
                                                 NET INVESTMENT       NET REALIZED
YEAR/PERIOD ENDED                                    INCOME         CAPITAL GAINS(3)
HARBOR INTERNATIONAL FUND
April 30, 2002 (Unaudited).....................      $(.27)              $ (.88)
October 31, 2001...............................       (.71)               (3.79)
October 31, 2000...............................       (.65)               (2.86)
October 31, 1999...............................       (.58)               (2.30)
October 31, 1998...............................       (.40)                (.90)
October 31, 1997...............................       (.42)                (.80)
--------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2002 (Unaudited).....................      $(.10)              $   --
October 31, 2001...............................       (.15)                (.75)
October 31, 2000...............................       (.17)                (.62)
October 31, 1999...............................       (.15)                  --
October 31, 1998...............................       (.10)                (.53)
October 31, 1997...............................       (.02)                (.04)
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2002 (Unaudited)(1)..................      $  --               $   --
October 31, 2001...............................         --                (1.82)
October 31, 2000...............................       (.14)               (1.38)
October 31, 1999...............................       (.11)                (.27)
October 31, 1998...............................       (.12)                (.59)
October 31, 1997...............................       (.08)                (.36)
------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2002 (Unaudited).....................      $(.01)              $   --
October 31, 2001(2)............................         --                   --
------------------------------------------------------------------------------------------------------------------------

1 Effective December 1, 2001, Harbor International Growth Fund appointed Mastholm Asset Management, LLC as its Subadviser.

2  For the period February 1, 2001 (inception) through October 31, 2001.

3  Includes both short-term and long-term capital gains.

4  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c  Reflects the Adviser's waiver of a portion of its management fees.

d The total returns would have been lower had certain expenses not been waived during the periods shown.

    The accompanying notes are an integral part of the financial statements.

                              INTERNATIONAL EQUITY


                                                                   RATIO OF           RATIO OF            RATIO OF
                    NET ASSET                     NET ASSETS       OPERATING       MANAGEMENT FEES   OPERATING EXPENSES
                      VALUE                         END OF         EXPENSES          NOT IMPOSED     NET OF ALL OFFSETS
        TOTAL        END OF      TOTAL              PERIOD        TO AVERAGE         TO AVERAGE          TO AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN              (000S)     NET ASSETS (%)(4)   NET ASSETS (%)      NET ASSETS (%)
-----------------------------------------------------------------------------------------------------------------------
       $(1.15)       $31.49      14.22%(b,d)      $3,869,129           .88%(a,c)         .04%(a)             .88%(a)
        (4.50)        28.65     (16.40)(d)         3,497,357           .91(c)            .06                 .91
        (3.51)        38.85       3.74(d)          4,830,275           .92(c)            .06                 .92
        (2.88)        40.66      18.54(d)          5,361,024           .92(c)            .06                 .92
        (1.30)        36.97       6.97(d)          5,088,401           .94(c)            .06                 .94
        (1.22)        35.84      19.26(d)          5,090,048           .97(c)            .05                 .97
-----------------------------------------------------------------------------------------------------------------------
       $ (.10)       $11.09      11.90%(b,d)      $   74,204           .91%(a,c)         .10%(a)             .91%(a)
         (.90)        10.00     (25.22)(d)            77,043           .89(c)            .10                 .89
         (.79)        14.28       8.81(d)            126,826           .93(c)            .10                 .92
         (.15)        13.83      24.37(d)            114,791           .92(c)            .10                 .92
         (.63)        11.26      (1.98)(d)           112,669          1.15(c)            .10                1.15
         (.06)        12.14      16.64(d)            134,957           .99(c)            .20                 .98
-----------------------------------------------------------------------------------------------------------------------
       $   --        $ 8.27      (2.00)%(b)       $  383,744           .93%(a)            --%                .93%(a)
        (1.82)         8.44     (45.53)              437,201           .89                --                 .89
        (1.52)        17.56      (1.58)            1,247,082           .89                --                 .89
         (.38)        19.13       7.87             1,382,513           .91                --                 .91
         (.71)        18.07      16.96             1,178,252           .96                --                 .96
         (.44)        16.15       8.13               918,950          1.02                --                1.02
-----------------------------------------------------------------------------------------------------------------------
       $ (.01)       $ 7.67       3.87%(b,d)      $    7,548          1.20%(a,c)         .20%(a)            1.20%(a)
           --          7.39     (26.10)(b,d)           6,765          1.20(a,c)          .20(a)             1.20(a)
-----------------------------------------------------------------------------------------------------------------------


      RATIO OF NET
       INVESTMENT
         INCOME
       TO AVERAGE             PORTFOLIO
     NET ASSETS (%)          TURNOVER (%)
---  ------------------------------------
          1.06%(a,c)                 7%(b)
          1.36(c)                    7
          1.40(c)                   10
          1.65(c)                    4
          1.27(c)                   14
          1.20(c)                    6
--------------------------------------------------------
           .33%(a,c)                24%(b)
           .79(c)                   33
           .85(c)                   65
          1.36(c)                   52
           .86(c)                   70
          1.33(c)                   58
----------------------------------------------------------------------
           .20%(a)                 184%(b)
           .18                      63
           .10                     103
           .78                      48
           .62                      85
           .91                      76
------------------------------------------------------------------------------------
           .02%(a,c)                16%(b)
           .45(a,c)                143(b)
--------------------------------------------------------------------------------------------------

                              INTERNATIONAL EQUITY

HARBOR FIXED INCOME FUNDS
MANAGERS' COMMENTARY

The following performance figures are annualized for each Fund except for the six-month total return calculations. Unless otherwise stated, all comments pertain to the fiscal half year ended April 30, 2002. The comparative market indices reflect no operating or transaction costs, however the Funds' total returns are net of these costs. Performance data quoted represents past performance and is not predictive of future performance. The returns shown in the graphs and tables do not reflect the deduction of taxes that a shareholder would

    HARBOR BOND FUND                                                                 04/30/2002  $11.66
    INCEPTION DATE--DECEMBER 29, 1987                            NET ASSET VALUE:    10/31/2001  $12.05

[HARBOR BOND FUND GRAPH]

                                                                            BOND                              LB AGG
                                                                            ----                              ------
                                                                          10000.00                           10000.00
4/30/93                                                                   11606.50                           11326.10
4/30/94                                                                   11822.80                           11422.70
4/30/95                                                                   12585.90                           12258.00
4/30/96                                                                   13804.30                           13317.60
4/30/97                                                                   14920.40                           14261.10
4/30/98                                                                   16501.00                           15817.00
4/30/99                                                                   17850.30                           16809.30
4/30/00                                                                   17991.90                           17021.10
4/30/01                                                                   20070.10                           19129.20
4/30/02                                                                   22151.80                           20628.60

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Bond Fund                       1.19%     10.37%      8.22%      8.28%
--------------------------------------------------------------------------------
 LB AGG                                -0.01%      7.84%      7.66%      7.51%
--------------------------------------------------------------------------------

Harbor Bond Fund outperformed the Lehman Brothers Aggregate index for the six-month period ended April 30, 2002, as well as the latest 1-year, 5-year, and 10-year periods.
- Falling interest rates provided a positive environment for debt securities in 2001 as the Federal Reserve reduced the Federal Funds rate a total of 11 times to a 40-year low of 1.75%. The last two of those reductions, totaling 75 basis points, took place in November and December, the first two months of the Fund's fiscal half-year. Amid signs of weak economic recovery in the first few months of 2002, the Federal Reserve commented that risks of economic weakness and inflation appeared to have become equally balanced. Consequently, it declined either to reduce rates further or to initiate tightening.
- Given the uncertain pace and strength of economic recovery, the Fund's portfolio continued to be conservatively positioned. With an average credit rating of AA+, the Fund manager continued to place a high priority on credit quality. In addition, the manager gradually decreased the portfolio's average duration to a level that was neutral to the index, as the market reflected the possibility of Federal Reserve tightening later in the year if the economy should show signs of increasing strength.
- The Fund continued to be overweighted in mortgage-backed securities, a strategy that was successful in capturing incremental yield while maintaining a high level of credit quality in the portfolio. In addition to providing higher yields, these securities continued to benefit from relatively low volatility and their appeal to investors concerned about corporate credit and accounting-related issues.
- The Fund's corporate sector exposure remained underweighted relative to the index, although the manager continued to add slowly to holdings in high quality corporate issues. This asset class typically has performed well in post-recessionary periods.
- Among international debt securities, the Fund trimmed its relatively small holdings in developed countries, reflecting a perception of better opportunities in the United States. At the same time, it added to a small position, amounting to approximately 4% of the net assets, in higher quality securities from emerging markets.

    HARBOR SHORT DURATION FUND                                                        04/30/2002  $8.63
    INCEPTION DATE--JANUARY 1, 1992                              NET ASSET VALUE:     10/31/2001  $8.69

[HARBOR SHORT DURATION FUND GRAPH]

                                                                       SHORT DURATION               SALOMON TREASURY 1 YR CMI
                                                                       --------------               -------------------------
                                                                          10000.00                           10000.00
4/30/93                                                                   10581.30                           10502.50
4/30/94                                                                   10843.70                           10762.00
4/30/95                                                                   11455.40                           11372.90
4/30/96                                                                   12096.30                           12082.30
4/30/97                                                                   13004.10                           12808.20
4/30/98                                                                   13805.00                           13611.90
4/30/99                                                                   14572.00                           14355.40
4/30/00                                                                   15223.60                           15012.40
4/30/01                                                                   16455.20                           16246.10
4/30/02                                                                   17218.40                           17058.10

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Short Duration Fund             1.19%      4.64%      5.77%      5.58%
--------------------------------------------------------------------------------
 Salomon Treasury 1 YR CMI              1.25%      5.00%      5.90%      5.49%
--------------------------------------------------------------------------------

Harbor Short Duration Fund's total return of 1.19% was just below that of one-year maturity Treasury notes during the period.
- Yields on short-duration Treasury securities rose modestly during the six-month period ending April 30, 2002. Although the Federal Reserve lowered official rates on two occasions, investors anticipated that interest rates eventually would increase as economic recovery unfolds.
- The Fund remained predominately invested in a diversified combination of asset-backed securities.
- Asset-backed securities underperformed Treasuries during the later part of 2001 but subsequently recovered as yield spreads narrowed across all sectors.
- The Fund held a combination of securities maturing in less than three months and others maturing beyond one year. This strategy was in anticipation of a flatter yield curve during the early stages of economic recovery.

                                  FIXED INCOME

HARBOR FIXED INCOME FUNDS
MANAGERS' COMMENTARY--CONTINUED

pay on fund distributions or the redemption of fund shares. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost. For information on the risks associated with these Funds, please refer to the Harbor Fund prospectus.

    HARBOR MONEY MARKET FUND                                                          04/30/2002  $1.00
    INCEPTION DATE--DECEMBER 29, 1987                            NET ASSET VALUE:     10/31/2001  $1.00

[HARBOR MONEY MARKET FUND GRAPH]

                                                                        MONEY MARKET                         T-BILLS
                                                                        ------------                         -------
                                                                          10000.00                           10000.00
4/30/93                                                                   10298.50                           10327.60
4/30/94                                                                   10587.30                           10654.90
4/30/95                                                                   11105.40                           11200.40
4/30/96                                                                   11705.00                           11822.30
4/30/97                                                                   12292.70                           12450.00
4/30/98                                                                   12935.70                           13109.50
4/30/99                                                                   13577.90                           13736.20
4/30/00                                                                   14285.80                           14450.80
4/30/01                                                                   15170.20                           15300.20
4/30/02                                                                   15584.30                           15703.40

--------------------------------------------------------------------------------
                                      Total Return for Periods Ended 04/30/2002
--------------------------------------------------------------------------------
             Fund/Index               6 Months    1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
 Harbor Money Market Fund               0.86%      2.73%      4.86%      4.54%
--------------------------------------------------------------------------------
 T-Bills                                0.90%      2.64%      4.75%      4.62%
--------------------------------------------------------------------------------
                                     Current Yield for Periods Ended 03/31/2002
--------------------------------------------------------------------------------
 Harbor Money Market Fund*               7 Days: 1.53%         30 Days: 1.52%
--------------------------------------------------------------------------------

Harbor Money Market Fund's total return of 0.86% was just below that of 90-day Treasury bills.
- Short-term interest rates declined on balance during the six months ending April 30, 2002. The Federal Reserve lowered official rates on two occasions late in 2001. Thereafter, short-term yields rose only slightly from their lows in January 2002.
- The portfolio's average maturity ranged between one and two months in anticipation of an eventual rise in rates.
- Holdings consisted primarily of high-grade commercial paper and certificates of deposit.
An investment in Harbor Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------------

* Reflects the Adviser's agreement not to impose a portion of its management fees. Without such waivers the 7-day and 30-day current yields would have been 1.41% and 1.40%, respectively. The current yield more closely reflects the current earnings of the Harbor Money Market Fund than the total return.

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes excess of liabilities over other assets and short-term investments of -26.0%)

    U.S. Government Obligations              1.4

    Municipal Bonds                          1.9

    Asset-Backed Securities                  6.1

    Foreign Government Obligations           12.7

    Collateralized Mortgage Obligations      20.7

    Corporate Bonds & Notes                  32.6

    Mortgage Pass-Through                    50.6


ASSET-BACKED SECURITIES--6.1%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Asset Backed Securities Corp Home Equity Loan
               Trust
               Series 1999-LB1 Cl. A4A
 $ 1,115       2.228%--06/21/2029(1).......................  $    1,117
             Bayview Financial Acquisition Trust
               Series 2001-BA Cl. A
  10,670       2.130%--07/25/2031(1,2).....................      10,726
             Conseco Private Label Credit Card Master Note
               Trust
               Series 2001-A Cl. A
   3,100       2.140%--12/15/2008(1).......................       3,108
             CS First Boston Mortgage Securities Corp.
               Series 2000-HE1 Cl. A2
  10,867       2.120%--12/15/2030(1).......................      10,868
             New York City Tax Lien
               Series 2000-AA Cl. C
   9,574       8.110%--11/10/2008(1,2).....................      10,103
             North Carolina State Education Authority
               Series 2000 Cl. G
   2,583       2.071%--06/01/2009..........................       2,589
             Providian Gateway Master Trust
               Series 2000-B Cl. A
  16,800       2.140%--03/16/2009(1,2).....................      16,839
             Salomon Brothers Mortgage Securities VII Inc.
               Series 1999-NC4 Cl. A
   3,612       2.250%--09/25/2029(1,3).....................       3,623
               Series 1999-AQ2 Cl. A1
   3,011       2.280%--11/15/2029(1).......................       3,022
                                                             ----------
                                                                  6,645
                                                             ----------
             SLM Student Loan Trust
               Series 1997-2 Cl. A1
     395       2.300%--10/25/2005(1).......................         399
               Series 1997-3 Cl. A1
   1,371       2.360%--04/25/2006(1).......................       1,373
               Series 1995-1 Cl. A2
   3,567       2.510%--10/25/2007(1).......................       3,580
                                                             ----------
                                                                  5,352
                                                             ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $66,772)...........................................      67,347
                                                             ----------

CORPORATE BONDS & NOTES--32.6%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
             Allete Inc.
 $ 1,500       2.799%--10/20/2003(3).......................  $    1,493
             American Airlines Inc.
               Pass Thru Certificates
               Series 2001-2 Cl. A1
   2,493       6.978%--04/01/2011(2).......................       2,572
             AOL Time Warner Inc.
     450       7.975%--08/15/2004(1).......................         477
   6,400       7.625%--04/15/2031(1,2).....................       5,990
                                                             ----------
                                                                  6,467
                                                             ----------
             Banesto Delaware Inc.
   3,000       8.250%--07/28/2002(1).......................       3,037
             Banponce Corp.
   2,000       6.750%--12/15/2005(1).......................       2,053
             Bear Stearns Cos. Inc. MTN(4)
   9,800       2.200%--12/01/2003(1,3).....................       9,813
             British Telecommunications plc
   1,400       8.375%--12/15/2010(5,6).....................       1,536
             Cincinnati Financial Corp.
   5,000       6.900%--05/15/2028(1).......................       4,774
             CIT Group Inc. MTN(4)
   8,800       2.463%--04/07/2003(1).......................       8,638
             Citicorp
  10,625       7.125%--03/15/2004(1).......................      11,263
             Citigroup Inc.
   2,000       6.000%--02/21/2012(3).......................       1,980
             Cleveland Electric Illuminating Co. Series B
   2,000       9.500%--05/15/2005(1).......................       2,001
             ConAgra Foods Inc.
  10,000       2.621%--09/10/2003(1,3).....................      10,014
             Credit Suisse First Boston
  10,000       6.500%--05/01/2008(1,2).....................      10,393
             DaimlerChrysler North America Holding
   3,000       2.760%--12/16/2002(3).......................       3,005
   2,000       8.500%--01/18/2031..........................       2,227
                                                             ----------
                                                                  5,232
                                                             ----------
             DaimlerChrysler North America Holding MTN(4)
   5,000       7.750%--05/27/2003(1).......................       5,186
   8,700       2.413%--08/01/2003(1,3).....................       8,673
                                                             ----------
                                                                 13,859
                                                             ----------
             DTE Energy Co. Series B
  10,000       7.110%--11/15/2003(1,2,6)...................      10,153
             First Union Corp.
   3,500       2.360%--03/31/2005..........................       3,511
             Ford Capital BV
   6,100       9.875%--05/15/2002..........................       6,113
             Ford Motor Credit Co. MTN(4)
   4,100       2.170%--06/02/2003..........................       4,053
  20,000       2.300%--06/20/2003(1).......................      19,765
                                                             ----------
                                                                 23,818
                                                             ----------
             France Telecom SA
   2,000       3.750%--03/14/2003(3).......................       2,006
   7,100       7.700%--03/01/2006(5).......................       7,244
   6,900       9.000%--03/01/2031(1).......................       7,254
                                                             ----------
                                                                 16,504
                                                             ----------
             Fred Meyer Inc.
   5,000       7.150%--03/01/2003(1).......................       5,152

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Gemstone Investors Ltd.
 $ 2,100       7.710%--10/31/2004(2).......................  $    2,119
             General Motors Acceptance Corp.
   5,900       6.750%--03/15/2003..........................       6,035
   5,000       5.750%--11/10/2003(1).......................       5,105
   1,100       8.000%--11/01/2031..........................       1,157
                                                             ----------
                                                                 12,297
                                                             ----------
             General Motors Acceptance Corp. MTN(4)
   6,400       2.250%--08/04/2003(3).......................       6,354
   3,000       5.550%--09/15/2003(1).......................       3,056
  10,000       2.669%--01/20/2004(1,3).....................       9,955
   2,100       2.844%--03/22/2004(3).......................       2,096
   3,100       2.600%--05/10/2004(3).......................       3,080
   1,400       2.299%--07/21/2004(3).......................       1,380
                                                             ----------
                                                                 25,921
                                                             ----------
             Kroger Co.
   1,100       2.660%--08/16/2012(3).......................       1,100
             Morgan Stanley Dean Witter & Co.
   1,505       7.201%--09/15/2011(2,6).....................       1,514
             National Rural Utilities MTN(4)
  15,000       8.000%--03/01/2032(1).......................      16,165
             Occidental Petroleum Corp.
   5,000       6.400%--04/01/2003(1,6).....................       5,091
             Old Kent Bank
  10,000       7.750%--08/15/2010(1,6).....................      10,642
             Sprint Capital Corp.
   5,300       6.000%--01/15/2007..........................       4,853
  16,900       8.750%--03/15/2032(1,2).....................      16,160
                                                             ----------
                                                                 21,013
                                                             ----------
             TEPPCO Partners LP
   3,000       7.625%--02/15/2012..........................       3,039
             Toledo Edison Co.
   2,000       8.700%--09/01/2002..........................       2,029
             TRW Inc.
   3,500       6.625%--06/01/2004..........................       3,584
             TXU Electric Co.
  19,000       2.600%--06/15/2003(1,2,3)...................      19,029
             United Airlines Inc.
               Pass Thru Certificates
               Series 1993 Cl. C2
   3,000       9.060%--06/17/2015(1).......................       2,479
             Verizon
  10,500       5.650%--11/15/2011(1).......................       9,551
             Wachovia Corp.
   2,600       4.950%--11/01/2006..........................       2,579
             Walt Disney Co.
  16,200       4.500%--09/15/2004(1).......................      16,224
             Westdeutsche Landesbank
  13,200       6.050%--01/15/2009(1).......................      13,364
             Weyerhaeuser Co.
  10,000       6.750%--03/15/2012(2).......................      10,111
             Williams Cos. Inc.
  21,057       7.875%--09/01/2021..........................      20,216
                                                             ----------
TOTAL CORPORATE BONDS & NOTES
  (Cost $359,331)..........................................     358,443
                                                             ----------

COLLATERALIZED MORTGAGE OBLIGATIONS--20.7%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
             Bear Stearns Adjustable Rate Mortgage Trust
               Series 2000-2 Cl. A1
 $ 1,553       5.175%--11/25/2030..........................  $    1,599
               Series 2000-1 Cl. 1A
     431       7.465%--12/25/2030..........................         437
               Series 2000-1 Cl. 2A
     648       7.492%--12/25/2030..........................         657
               Series 2001-8
   4,355       6.691%--11/25/2031(1,6).....................       4,375
                                                             ----------
                                                                  7,068
                                                             ----------
             Chase Mortgage Finance Corp.
               Series 1993-N Cl. A9
   3,000       6.750%--11/25/2024(1).......................       3,006
             Collateralized Mortgage Securities Corp.
               Series F Cl. 4
      72       11.450%--11/01/2015.........................          73
             Collateralized Mortgage Securities Corp.
               REMIC(7)
               Series 1988-4 Cl. B
      73       8.750%--04/20/2019(1).......................          76
             Countrywide Home Loans
               Pass Thru Certificates
               Series 1997-6 Cl. A10
   6,538       7.250%--11/25/2027(1).......................       6,729
               Series 2000-8 Cl. A2
      47       7.750%--01/25/2031..........................          47
                                                             ----------
                                                                  6,776
                                                             ----------
             Drexel Burnham Lambert CMO Trust
               Series H Cl. 4
   3,650       8.500%--04/01/2017(1).......................       3,660
             E*Trade Bank Mortgage Backed Securities
               Series 2001-1 Cl. A1
   8,096       7.079%--09/25/2031(1).......................       8,095
             Federal Home Loan Mortgage Corp.
   3,242       8.000%--08/15/2022..........................       3,524
   3,399       6.500%--02/15/2023(1,8).....................         429
   3,539       2.510%--03/15/2025(1,4).....................       3,549
   5,000       6.000%--08/15/2026(1).......................       5,026
  22,207       7.000%--10/15/2030(1).......................      22,077
   7,332       2.310%--11/15/2030(1,3).....................       7,370
                                                             ----------
                                                                 41,975
                                                             ----------
             Federal Home Loan Mortgage Corp. REMIC(7)
     595       9.000%--12/15/2020(1).......................         634
             Federal National Mortgage Association REMIC(7)
               Series 1997-55 Cl. ZA
   8,504       7.000%--04/18/2027(1).......................       8,818
             FHLMC Structured Pass Through Securities
   7,621       4.989%--08/15/2032(1).......................       7,565
             First Horizon Asset Securities Inc.
               Pass Thru Certificates
               Series 2001-7 Cl. A1
   2,753       6.750%--11/25/2031..........................       2,805
             First Nationwide Trust
               Series 2001-3 Cl. 1A1
     976       6.750%--08/21/2031..........................         996
               Series 2001-4 Cl. 4A1
   3,497       2.400%--09/25/2031(1,3).....................       3,506
                                                             ----------
                                                                  4,502
                                                             ----------
             GE Capital Mortgage Services Inc.
               Series 1994-6 Cl. A3
   3,620       6.500%--12/25/2022..........................       3,591

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             GE Capital Mortgage Services Inc. REMIC(7)
               Series 1998-17 Cl. A3
 $ 9,608       6.750%--10/25/2028(1).......................  $    9,847
             GMACCM Mortgage Trust I
               Series 1999-D Cl. A
  12,299       2.581%--09/20/2004(1,2).....................      12,283
             Indymac ARM Trust
               Series 2001-H2 Cl. A2
   1,963       6.430%--01/25/2032..........................       2,016
             Merrill Lynch Mortgage Investors Inc.
               Series 2000-FF Cl. A
   5,159       2.158%--01/20/2030(1,3).....................       5,158
             Morgan Stanley Dean Witter Capital I
               Series 2001 Cl. A
   6,231       2.160%--07/11/2011(2).......................       6,186
             Norwest Asset Securities Corp.
               Pass Thru Certificates
               Series 1997-19 Cl. A8
   5,166       7.250%--12/25/2027(1).......................       5,362
               Series 1998-12 Cl. A9
   5,000       6.750%--06/25/2028(1).......................       5,129
                                                             ----------
                                                                 10,491
                                                             ----------
             PNC Mortgage Securities Corp.
               Pass Thru Certificates
               Series 1998-14 Cl. 3A3
  17,589       6.500%--02/25/2029(1).......................      17,827
               Series 1999-4 Cl. 1A8
   9,800       6.200%--06/25/2029(1).......................      10,073
                                                             ----------
                                                                 27,900
                                                             ----------
             Prudential Home Mortgage Securities Co.
               REMIC(7)
               Series 1993-29 Cl. A8
   2,603       6.750%--08/25/2008(10)......................       2,637
             Residential Asset Securitization Trust
               Pass Thru Certificates
               Series 1998-A13 Cl. 1A3
   6,931       6.500%--12/25/2028(1).......................       7,067
               Series 2000-A2 Cl. NB1
     315       8.000%--04/25/2030(1).......................         317
                                                             ----------
                                                                  7,384
                                                             ----------
             Residential Funding Mortgage Securities I Inc.
               Series 1997-S8 Cl. A9
   3,854       7.500%--06/25/2027(1).......................       3,931
             Salomon Brothers Mortgage Securities VII Inc.
               Pass Thru Certificates
               Series 2000-BOA1 Cl. A
     276       7.601%--12/25/2030..........................         280
             Sears Mortgage Securities Corp.
               Series 1992-PR1 Cl. A
     226       8.365%--10/25/2022(1,2).....................         242
             Small Business Administration
               Series 2000-P10 Cl. 1
   1,948       7.449%--08/01/2010..........................       2,120
               Series 2001-20A Cl. 1
   4,184       6.290%--01/01/2021..........................       4,282
                                                             ----------
                                                                  6,402
                                                             ----------

COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Structured Asset Mortgage Investments Inc.
               Pass Thru Certificates
               Series 1998-9 Cl. 1A3
 $ 5,000       6.250%--11/25/2028..........................  $    4,966
             Structured Asset Securities Corp.
               Pass Thru Certificates
               Series 2001-15A Cl. 2A1
   2,751       6.500%--09/25/2031..........................       2,788
               Series 2001-21A Cl. 1A1
   4,813       6.250%--01/25/2032..........................       4,952
               Series 2002-1A Cl. 4A
   3,768       6.311%--02/25/2032..........................       3,793
                                                             ----------
                                                                 11,533
                                                             ----------
             Wells Fargo Mortgage Backed Securities Trust
               Series 2000-14 Cl. A5
   9,652       7.500%--01/25/2031..........................       9,736
               Series 2001-25 Cl. IIA
   8,427       6.577%--10/25/2031(1).......................       8,460
                                                             ----------
                                                                 18,196
                                                             ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $225,869)..........................................     228,096
                                                             ----------

FOREIGN GOVERNMENT OBLIGATIONS--12.7%
             Federal Republic of Germany
E100,000       4.750%--12/13/2002..........................      90,684
             Federative Republic of Brazil
 $ 5,120       3.063%--04/15/2006(3).......................       4,598
   5,300       11.500%--03/12/2008.........................       5,022
     165       3.125%--04/15/2009(3).......................         135
   6,526       8.000%--04/15/2014..........................       5,154
                                                             ----------
                                                                 14,909
                                                             ----------
             Republic of Panama
   5,000       9.625%--02/08/2011..........................       5,212
   2,824       4.750%--07/17/2014(6).......................       2,581
   1,432       2.625%--07/17/2016(3).......................       1,208
                                                             ----------
                                                                  9,001
                                                             ----------
             Republic of Peru
   1,200       9.125%--02/21/2012(2).......................       1,161
             Republic of South Africa
   1,600       7.375%--04/25/2012..........................       1,594
             United Mexican States
     953       3.140%--03/25/2005(3).......................         927
     400       9.875%--02/01/2010..........................         462
     100       11.375%--09/15/2016.........................         129
   1,000       6.250%--12/31/2019..........................         951
   3,400       8.300%--08/15/2031..........................       3,471
                                                             ----------
                                                                  5,940
                                                             ----------
             United Mexican States MTN(4)
  15,000       8.500%--02/01/2006..........................      16,305
                                                             ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $136,638)..........................................     139,594
                                                             ----------

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE PASS-THROUGH--50.6%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
             Federal Home Loan Mortgage Corp.
 $    25       8.000%--06/01/2011..........................  $       26
      21       8.500%--02/01/2017(1).......................          22
     385       6.326%--06/01/2024(1).......................         399
                                                             ----------
                                                                    447
                                                             ----------
             Federal Housing Authority Project
               221 Grey 98-4
   7,393       7.430%--10/01/2020(1).......................       7,431
               221D4 Banco-5
     542       7.400%--02/01/2021..........................         542
               221D4 Banco-15
     131       7.450%--05/01/2021..........................         131
               223C Reilly-52
     270       5.150%--06/01/2018..........................         263
                                                             ----------
                                                                  8,367
                                                             ----------
             Federal National Mortgage Association
      30       9.000%--03/01/2005(1).......................          32
     566       9.000%--11/01/2009(1).......................         612
     354       6.000%--03/01/2016..........................         359
   2,521       6.000%--04/01/2016..........................       2,557
  10,414       6.000%--05/01/2016..........................      10,563
   6,984       6.000%--06/01/2016..........................       7,083
  18,747       6.000%--07/01/2016..........................      19,014
   7,287       6.000%--08/01/2016..........................       7,393
   8,307       6.000%--09/01/2016..........................       8,425
   9,124       6.000%--10/01/2016..........................       9,255
   5,514       6.000%--11/01/2016..........................       5,591
   4,350       6.000%--12/01/2016..........................       4,413
   6,651       6.000%--01/01/2017..........................       6,744
  21,498       6.000%--02/01/2017..........................      21,679
  10,105       6.000%--03/01/2017..........................      10,245
  39,565       6.000%--04/01/2017..........................      40,404
  12,683       6.000%--05/01/2017..........................      12,861
  14,828       4.660%--10/01/2040(1).......................      15,085
                                                             ----------
                                                                182,315
                                                             ----------
             Federal National Mortgage Association TBA(9)
               May Delivery
   3,000       5.500%--05/16/2017..........................       2,978
  36,500       6.000%--05/16/2017..........................      36,478
                                                             ----------
                                                                 39,456
                                                             ----------
             Federal National Mortgage Association TBA(9)
               June Delivery
  27,500       6.000%--06/18/2017..........................      27,758
             Government National Mortgage Association
     173       6.000%--11/15/2028..........................         172
   4,616       6.000%--01/15/2029..........................       4,588
   7,423       6.000%--02/15/2029..........................       7,381
   4,343       6.000%--03/15/2029..........................       4,321
   3,735       6.000%--04/15/2029..........................       3,715
   2,212       6.000%--05/15/2029..........................       2,200
     486       6.000%--06/15/2029..........................         484
   4,953       6.000%--07/15/2029..........................       4,931
     109       6.000%--08/15/2029..........................         108
   2,171       6.000%--09/15/2029..........................       2,159
      61       6.000%--10/15/2029..........................          61
      80       6.000%--11/15/2029..........................          79
     246       6.000%--10/15/2030..........................         244
     179       6.000%--07/15/2031..........................         178
   3,376       6.500%--10/15/2031..........................       3,425
   7,464       6.500%--11/15/2031..........................       7,575
  16,604       4.500%--02/20/2032..........................      16,695
                                                             ----------
                                                                 58,316
                                                             ----------

MORTGAGE PASS-THROUGH--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Government National Mortgage Association II
 $   686       6.375%--03/20/2017(1).......................  $      700
     366       6.750%--08/15/2017..........................         383
   1,206       6.750%--08/20/2022(1).......................       1,248
     719       6.750%--09/20/2023(1).......................         744
     236       6.375%--05/20/2024(1).......................         243
      24       6.750%--07/20/2024..........................          25
   1,620       6.750%--09/20/2024(1).......................       1,676
     248       6.625%--12/20/2024(1).......................         257
     654       6.375%--01/20/2025(1).......................         668
     384       6.375%--02/20/2025(1).......................         392
     118       6.625%--10/20/2025..........................         122
     208       6.625%--10/20/2025(1).......................         215
     955       6.625%--11/20/2025(1).......................         989
     234       6.625%--12/20/2026(1).......................         242
   1,824       6.750%--07/20/2027..........................       1,882
   4,384       6.000%--11/20/2029(1).......................       4,495
                                                             ----------
                                                                 14,281
                                                             ----------
             Government National Mortgage Association I
               TBA(9)
               May Delivery
  20,500       6.000%--05/21/2032..........................      20,289
 171,000       6.500%--05/21/2032..........................     172,652
                                                             ----------
                                                                192,941
                                                             ----------
             Government National Mortgage Association II
               TBA(9)
               May Delivery
  13,000       6.000%--05/21/2032..........................      12,842
   9,600       6.500%--05/21/2032..........................       9,600
                                                             ----------
                                                                 22,442
                                                             ----------
             Government National Mortgage Association II
               TBA(9)
               June Delivery
   9,600       6.500%--06/21/2032..........................       9,672
                                                             ----------
TOTAL MORTGAGE PASS-THROUGH
  (Cost $552,672)..........................................     555,995
                                                             ----------

MUNICIPAL BONDS--1.9%
             Charlotte-Mecklenberg Hospital Authority
   1,000       5.000%--01/15/2031..........................         954
             Georgia State
  10,800       5.000%--05/01/2016..........................      11,091
             Indianapolis Local Public Improvement Bond
               Bank
   5,363       8.360%--07/01/2022..........................       5,214
             Massachusetts State Water Resources Authority
   2,600       4.750%--12/01/2021..........................       2,466
             New Jersey Transportation Trust Fund Authority
   1,400       5.000%--12/15/2021..........................       1,398
                                                             ----------
TOTAL MUNICIPAL BONDS
  (Cost $20,965)...........................................      21,123
                                                             ----------

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MUNICIPAL BONDS--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.4%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
             U.S. Treasury Bonds
 $ 6,800       6.250%--08/15/2023..........................  $    7,222
             U.S. Treasury Notes
   2,886       3.625%--07/15/2002(1,10)....................       2,931
   4,601       3.375%--01/15/2007(1,10)....................       4,773
                                                             ----------
                                                                  7,704
                                                             ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $15,300)...........................................      14,926
                                                             ----------
OPTIONS--0.0%
 NO. OF
CONTRACTS
-----------------------------------------------------------------------
             Eurodollar Futures Contracts
  14,500       Expire 06/2002..............................          54
     613       Expire 09/2002..............................           2
                                                             ----------
                                                                     56
                                                             ----------
             U.S. Treasury Bonds Futures Contracts
      24       Expire 08/2002..............................          30
                                                             ----------
TOTAL OPTIONS
  (Cost $121)..............................................          86
                                                             ----------

SHORT-TERM INVESTMENTS--6.9%
PRINCIPAL
 AMOUNT
 (000S)
-----------------------------------------------------------------------
 COMMERCIAL PAPER
             Federal Home Loan Mortgage Corp.
     600       0.010%--05/07/2002(1).......................         600
   9,700       0.010%--09/12/2002..........................       9,625
                                                             ----------
                                                                 10,225
                                                             ----------

SHORT-TERM INVESTMENTS--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Federal National Mortgage Association
 $ 1,170       0.010%--05/08/2002(1).......................  $    1,170
  14,100       0.010%--08/28/2002..........................      14,011
                                                             ----------
                                                                 15,181
                                                             ----------
             National Australia Funding Inc.
   8,700       1.750%--05/16/2002..........................       8,694
             UBS Finance Inc. Yrs 3&4
  37,200       1.760%--05/02/2002..........................      37,198
                                                             ----------
TOTAL COMMERCIAL PAPER.....................................      71,298
                                                             ----------
U.S. TREASURY BILLS
             U.S. Treasury Bills
     880       0.010%--05/02/2002..........................         880
      50       1.690%--05/02/2002..........................          50
     105       1.725%--05/02/2002..........................         105
     114       1.745%--08/15/2002..........................         114
                                                             ----------
                                                                  1,149
                                                             ----------
REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002
               at 1.55% collateralized by a U.S. Treasury
               Bill 0.0% June 20, 2002, par value of $3,080
               (repurchase proceeds of $3,008 when closed
   3,008       on May 1, 2002).............................       3,008
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $75,455)...........................................      75,455
                                                             ----------
TOTAL INVESTMENTS--132.9%
  (Cost $1,453,123)........................................   1,461,065
CASH AND OTHER ASSETS, LESS LIABILITIES--(32.9%)...........    (361,784)
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $1,099,281
                                                             ==========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2002 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                             NUMBER OF        FACE VALUE                           (DEPRECIATION)
DESCRIPTION                                                  CONTRACTS          (000S)        EXPIRATION DATE          (000S)
-----------                                                  ---------        ----------      ---------------      --------------
Municipal Bond Index Futures (Buy)....................            9            $     9            Jun-02              $    23
U.S. Treasury Bonds--20 Yr. (Buy).....................          276             27,600            Jun-02                  452
U.S. Treasury Notes--10 Yr. (Sell)....................          541             54,100            Jun-02               (1,403)
U.S. Treasury Notes--5 Yr. (Sell).....................          143             14,300            Jun-02                 (236)
Eurodollar Futures (Buy)..............................           34              8,500            Sep-02                   40
Eurodollar Futures (Buy)..............................            3                750            Mar-03                    5
Eurodollar Futures (Buy)..............................            3                750            Jun-03                    4
Eurodollar Futures (Buy)..............................            3                750            Sep-03                    3
Germany Federal Republic Bonds--10 Yr. (Buy)..........          144            E14,400            Jun-02                  (20)
Germany Federal Republic Bonds--5 Yr. (Buy)...........          428             42,800            Jun-02                  310
                                                                                                                   --------------
                                                                                                                      $  (822)
                                                                                                                   ==============

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

TBA SALE COMMITMENTS WHICH WERE OPEN AT APRIL 30, 2002 ARE AS FOLLOWS:

                                                             PRINCIPAL
                                                               AMOUNT           COUPON           DELIVERY              VALUE
DESCRIPTION                                                    (000S)            RATE              DATE                (000S)
-----------                                                  ---------          ------           --------              ------
Federal National Mortgage Assoc.......................        $27,500           6.00%             May-02              $ 27,360
Government National Mortgage Assoc. I.................         83,000           6.50%             May-02                83,443
Government National Mortgage Assoc. II................          9,600           6.50%             May-02                 9,600
                                                                                                                   --------------
TBA sale commitments at value (proceeds receivable
  $121,302)...........................................                                                                $120,403
                                                                                                                   ==============

WRITTEN OPTIONS WHICH WERE OPEN AT APRIL 30, 2002 ARE AS FOLLOWS:

                                                             NUMBER OF
                                                              SHARES/           STRIKE                                 VALUE
DESCRIPTION                                                  CONTRACTS          PRICE         EXPIRATION DATE          (000S)
-----------                                                  ---------          ------        ---------------          ------
U.S. Treasury Notes-10 Yr. Futures (Call).............              288        $107.00            May-02              $   (72)
U.S. Treasury Notes-10 Yr. Futures (Put)..............              801         100.00            May-02                  (13)
Eurodollar Futures (Put)..............................            4,911          95.75            Jun-02                  (31)
Eurodollar Futures (Put)..............................              168          95.50            Jun-02                   (1)
Eurodollar Futures (Put)..............................               91          97.00            Jun-02                   (1)
Eurodollar Futures (Put)..............................              387          96.00            Jun-02                   (2)
Eurodollar Futures (Put)..............................               91          96.50            Sep-02                   (4)
Eurodollar Futures (Put)..............................              256          97.25            Sep-02                  (80)
Eurodollar Futures (Put)..............................              130          96.75            Sep-02                  (10)
Eurodollar Futures (Put)..............................            1,268          96.50            Dec-02                 (594)
Swap Options-3 Mo. LIBOR (Call).......................       21,100,000           5.97            Oct-04                 (590)
Swap Options-3 Mo. LIBOR (Put)........................       21,100,000           5.97            Oct-04               (1,016)
Swap Options-3 Mo. LIBOR (Call).......................        5,500,000           6.00            Oct-19                 (158)
Swap Options-3 Mo. LIBOR (Put)........................        5,500,000           6.00            Oct-19                 (262)
Interest Rate Swap (Call).............................        2,000,000           5.85            Aug-23                  (21)
                                                                                                                   --------------
Written options at value (premiums received of
  $7,365).............................................                                                                $(2,855)
                                                                                                                   ==============

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT APRIL 30, 2002 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                            MARKET VALUE      FACE VALUE                           (DEPRECIATION)
DESCRIPTION                                                    (000S)           (000S)         DELIVERY DATE           (000S)
-----------                                                 ------------      ----------       -------------       --------------
Pound Sterling (Sell).................................        $   319          L    219           May-02               $  (8)
Euro (Sell)...........................................         10,639          E 11,851           Jul-02                (221)
Japanese Yen (Sell)...................................          5,180          Y663,061           Jul-02                (157)
Japanese Yen (Buy)....................................          2,357           301,639           Jul-02                  46
Japanese Yen (Buy)....................................          3,150           403,232           Jul-02                  69
                                                                                                                   --------------
                                                                                                                       $(271)
                                                                                                                   ==============

                                  FIXED INCOME

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SWAP AGREEMENTS WHICH WERE OPEN AT APRIL 30, 2002 ARE AS FOLLOWS:

                                                                                                                UNREALIZED
  PAR                                                                                                          APPRECIATION
 VALUE                                                                                                        (DEPRECIATION)
 (000S)                            DESCRIPTION                                      COUNTER PARTY                 (000S)
 ------                            -----------                                      -------------             --------------
E  9,100   To make or receive semi-annual payments through 03/15/2017      Goldman Sachs Capital Markets          $  (11)
           based on the difference between (A) the 10 year fixed           New York
           interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-
           EURIBOR-Telerate.
   4,500   To make or receive semi-annual payments through 03/15/2032      J.P. Morgan Securities                     --
           based on the difference between (A) the 10 year fixed
           interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-
           EURIBOR-Telerate.
Y521,000   To make or receive semi-annual payments through 01/1/2011       Morgan Stanley Capital Services          (205)
           based on the difference between (A) the 10 year fixed
           interest rate of 1.805% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
 360,000   To make or receive semi-annual payments through 01/1/2011       Morgan Stanley Capital Services          (134)
           based on the difference between (A) the 10 year fixed
           interest rate of 1.771% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
L  6,400   To make or receive semi-annual payments through 06/17/2004      Goldman Sachs Capital Markets              67
           based on the difference between (A) the 10 year fixed           New York
           interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   2,200   To make or receive semi-annual payments through 06/17/2004      Morgan Stanley Capital Services            17
           based on the difference between (A) the 10 year fixed
           interest rate of 5.500% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   1,600   To make or receive semi-annual payments through 09/15/2012      UBS Warburg                                 1
           based on the difference between (A) the 10 year fixed
           interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
     800   To make or receive semi-annual payments through 03/15/2017      J.P. Morgan Securities                      1
           based on the difference between (A) the 10 year fixed
           interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   4,100   To make or receive semi-annual payments through 03/15/2017      Goldman Sachs Capital Markets              26
           based on the difference between (A) the 10 year fixed           New York
           interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
   2,400   To make or receive semi-annual payments through 03/15/2032      J.P. Morgan Securities                     17
           based on the difference between (A) the 10 year fixed
           interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.
$ 29,200   To make or receive semi-annual payments through 06/17/2007      Goldman Sachs Capital Markets              25
           based on the difference between (A) the 10 year fixed           New York
           interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the USD-LIBOR-BBA.
  42,400   To make or receive semi-annual payments through 06/17/2007      Bank of America                         1,513
           based on the difference between (A) the 10 year fixed
           interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the USD-LIBOR-BBA.

                                                                                                              --------------
                                                                                                                  $1,317
                                                                                                              ==============

------------

 1 At April 30, 2002, securities held by the Fund were pledged to cover margin requirements for open future contracts and written options on futures contracts (see Note 2 to the Financial Statements). The securities pledged had an aggregate market value of $534,503.

 2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April, 2002, these securities were valued at $135,581 or 12.33% of net assets.

 3 Floating rate security. The stated rate represents the rate in effect at April 30, 2002.

 4  MTN after the name of a security stands for Medium Term Note.

 5 Step Coupon security. The rate will step 1.07% per month until the coupon reaches 15%.

 6 Variable rate security. The stated rate represents the rate in effect at April 30, 2002.

 7 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

 8 Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

 9 TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after April 30, 2002. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until settlement date (see Note 2 to the Financial Statements).

10 Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

E   Euro.

L   British Pound.

Y   Japanese Yen.

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 0.1%)

    Corporate Bonds & Notes                  2.0

    Collateralized Mortgage Obligations      5.0

    Asset-Backed Securities                 92.9

ASSET-BACKED SECURITIES--92.9%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             ABSC Long Beach Home Equity Loan Trust
               Series 2000-LB1 Cl. AV
 $2,575        2.118%--08/21/2030(1,2)......................  $  2,579
             ACE Securities Corp.
               Pass Thru Certificates
               Series 2001-HE1 Cl. A
  2,289        2.228%--11/20/2031(1,2)......................     2,296
             Aerco Ltd.
               Series 2A Cl. A3
  4,000        2.320%--07/15/2025(1,2)......................     3,885
             AmeriCredit Automobile Receivables Trust
               Series 2001-1 Cl. A3
  3,000        5.130%--11/06/2005(2)........................     3,074
             Ameriquest Mortgage Securities Inc.
               Pass Thru Certificates
               Series 2002-1 Cl. AF3
  2,200        5.120%--05/25/2032...........................     2,231
             Associates Automobile Receivables Trust
               Series 2000-1 Cl. A3
  1,808        7.300%--01/15/2004(2)........................     1,851
             CDC Mortgage Capital Trust
               Series 2002-HE1 Cl. A
  1,800      2.153%--01/25/2033(1)..........................     1,800
             Centex Home Equity
               Series 2002-B Cl. AF2
  2,250        4.487%--05/25/2020...........................     2,271
             Chase Funding Loan Acquisition Trust
               Series 2001-C2 Cl. IA2
  4,000        5.673%--05/25/2022...........................     4,093
             CIT Equipment Collateral
               Series 2001-A Cl. A2
  2,359        3.730%--03/22/2004(2)........................     2,377
             Citibank Credit Card Issuance Trust
               Series 2001-B2 Cl. B2
  2,000        2.391%--12/10/2008(1)........................     2,013
             Citibank Credit Card Master Trust I
               Series 1999-7 Cl. A
  2,500        6.650%--11/15/2006...........................     2,658
             CIT Marine Trust
               Series 1999-A Cl. A2
  1,083        5.800%--04/15/2010(2)........................     1,109
             CNH Equipment Trust
               Series 2001-B Cl. A3
  2,000        2.170%--03/15/2006(1)........................     2,002
             Conseco Finance
               Series 2000-C Cl. A
  1,259        2.230%--12/15/2029(1,2)......................     1,263

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Contimortgage Home Equity Trust
               Pass Thru Certificates
               Series 1998-3 Cl. A10
 $    8        5.840%--05/15/2016(2)........................  $      9
             Countrywide Home Equity Loan Trust
               Series 2002-B Cl. A1
  1,486        2.110%--04/15/2028(1)........................     1,499
             CS First Boston Mortgage Securities Corp.
               Pass Thru Certificates
               Series 2001-HS27 Cl. A
  1,204        2.500%--08/25/2031(1,3)......................     1,196
             DaimlerChrysler Auto Trust
               Series 2001-C Cl. A3
  3,000        4.210%--07/06/2005(2)........................     3,046
             Discover Card Master Trust I
               Series 2000-9 Cl. A
  2,000        6.350%--07/15/2008(2)........................     2,115
             Felco Funding II LLC.
               Series 2000-1 Cl. A3
  3,171        7.585%--06/15/2004(2,3)......................     3,245
             First North American National Bank
               Series 1997-2 Cl. B
  3,000        2.330%--03/15/2006(1,2)......................     3,007
             Ford Credit Auto Owner Trust
               Series 2002-A Cl. A4A
  2,400        4.360%--09/15/2006...........................     2,416
             Harley-Davidson Motorcycle Trust
               Series 2001-2 Cl. A1
    992        3.770%--04/17/2006...........................     1,002
             HFC Home Equity Loan Asset Backed Certificates
               Series 2002-1 Cl. A
  1,936        2.270%--12/22/2031(1)........................     1,942
             Honda Auto Receivables Owner Trust
               Series 2001-1 Cl. A2
  1,046        5.150%--06/18/2003(2)........................     1,052
               Series 2002-1 Cl. A2
  2,500        2.550%--04/15/2004...........................     2,505
                                                              --------
                                                                 3,557
                                                              --------
             Ikon Receivables LLC
               Series 1999-1 Cl. A4
  3,375        6.230%--05/15/2005(2)........................     3,444
             Long Beach Mortgage Loan Trust
               Series 2002-1 Cl. 2A2
  1,500        3.500%--05/25/2032...........................     1,492
             MMCA Automobile Trust
               Series 2002-1 Cl. A2
  2,000        3.030%--01/17/2005...........................     2,011
             National City Auto Receivables Trust
               Series 2002-A Cl. A4
    700        4.830%--08/15/2009...........................       709
             Navistar Financial Corp Owner Trust
               Series 2001-B Cl. A4
  2,500        4.370%--11/17/2008(2)........................     2,514
             Nissan Auto Receivables Owner Trust
               Series 2002-A Cl. A2
  4,000        2.670%--07/15/2004(2)........................     4,010
             Option One Mortgage Loan Trust
               Series 2002-1 Cl. A
  3,447        2.140%--02/25/2032(1,2)......................     3,450

                                  FIXED INCOME

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             PECO Energy Transition Trust
               Series 2000-A Cl. A2
 $  985        7.300%--09/01/2004...........................  $  1,002
             Premier Auto Trust
               Series 1999-3 Cl. A4
  2,569        6.430%--03/08/2004(2)........................     2,623
             Public Service New Hampshire Funding LLC
               Series 2001-1 Cl. A2
  2,500        5.730%--11/01/2010(2)........................     2,589
             Residential Asset Securities Corp.
               Series 2001-KS1 Cl. AI3
  3,000        5.854%--02/25/2026(2)........................     3,081
             Saxon Asset Securities Trust
               Series 2001-1 Cl. AF4
  2,000        6.310%--03/25/2026...........................     2,069
               Series 1999-2 Cl. MV2
  1,500        2.800%--05/25/2029(1,2)......................     1,505
                                                              --------
                                                                 3,574
                                                              --------
             SSB RV Trust
               Series 2001-1 Cl. A2
  1,686        2.890%--12/15/2008...........................     1,693
             Standard Credit Card Master Trust
               Series 1995-1 Cl. A
  2,000        8.250%--01/07/2007...........................     2,207
             Structured Asset Securities Corp.
               Series 2002-1A Cl. 2A1
  1,916        4.022%--02/25/2032(1)........................     1,941
                                                              --------
TOTAL ASSET-BACKED SECURITIES
  (Cost $94,243)............................................    94,876
                                                              --------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.0%
PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                        (000S)
----------------------------------------------------------------------
             Federal Home Loan Mortgage Corp.
               Series 1620 Cl. A
 $  364        6.000%--08/15/2018...........................  $    366
             FHLMC Structured Pass Through Securities
               Series T-30 Cl. A5
  2,000        7.610%--12/25/2030...........................     2,120
             Salomon Brothers Mortgage Securities VII
               Series 2001-C1 Cl. A1
  2,611        5.137%--12/18/2035(2)........................     2,662
                                                              --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,080).............................................     5,148
                                                              --------

CORPORATE BONDS & NOTES--2.0%
(Cost $2,000)
             VW Credit Inc. MTN 4
  2,000        2.229%--01/21/2005(1)........................     1,997
                                                              --------

SHORT-TERM INVESTMENT--0.0%
(Cost $44)
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               1.75% collateralized by a U.S. Treasury Bill
               7.250% August 15, 2022, par value of $40
               (repurchase proceeds of $44 when closed on
     44        May 1, 2002).................................        44
                                                              --------
TOTAL INVESTMENTS--99.9%
  (Cost $101,367)...........................................   102,065
CASH AND OTHER ASSETS, LESS LIABILITIES--0.1%...............       119
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $102,184
                                                              ========

------------

1 Floating rate security. The stated rate represents the rate in effect at April 30, 2002.

2 At April 30, 2002, securities held by the Fund were pledged to cover margin requirements for open future contracts (see Note 2 to the Financial Statements). The securities pledged had an aggregate market value of $60,879.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities were valued at $4,441 or 4.35% of net assets.

4  MTN after the name of a security stands for Medium Term Note.

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2002 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash of -0.2%)

    Repurchase Agreement
                                             10.3
    Bank Obligations
                                             12.0
    Commercial Paper
                                             77.9

BANK OBLIGATIONS--12.0%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Bank of Montreal
 $ 7,000       1.750%--05/22/2002...........................  $  7,000
             BZW
   4,000       2.130%--05/28/2002...........................     4,000
             Morgan Stanley Group Inc.
   2,250       6.375%--08/01/2002...........................     2,264
             Societe Generale
   7,000       1.820%--07/22/2002...........................     7,000
                                                              --------
TOTAL BANK OBLIGATIONS
  (Cost $20,264)............................................    20,264
                                                              --------
COMMERCIAL PAPER--77.9%
             Abbey National plc
   7,000       1.780%--06/13/2002...........................     6,985
             ANZ Inc.
   7,000       1.770%--05/13/2002...........................     6,996
             Bank of Scotland Treasury Service
   7,000       1.780%--05/10/2002...........................     6,997
             BMW Capital Corp.
   7,000       1.900%--05/01/2002...........................     7,000
             CBA Finance Inc. Yrs 3&4
   6,000       2.030%--05/20/2002...........................     5,994
             Credit Agricole Indosuez Inc.
   7,000       1.810%--05/07/2002...........................     7,000
             Danske Bank A/S
   6,500       1.800%--05/06/2002...........................     6,498

COMMERCIAL PAPER--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Den Norske Bank ASA Yrs. 1&2
 $ 7,000       1.820%--05/21/2002...........................  $  6,993
             Deutsche Bank AG
   7,000       1.840%--05/21/2002...........................     7,000
             Dresdner Bank AG
   7,000       1.800%--05/09/2002...........................     6,997
             Gillette Co.
   7,000       1.870%--05/01/2002...........................     7,000
             ING US Funding LLC
   7,000       1.800%--05/15/2002...........................     6,995
             J.P. Morgan Chase & Co.
   7,000       1.940%--07/03/2002...........................     6,976
             Lloyds TSB Group plc
   7,000       2.001%--09/19/2002...........................     6,946
             Royal Bank of Canada
   7,000       1.840%--07/31/2002...........................     7,000
             Svenska Handelsbanken Ab
   7,000       1.850%--05/13/2002...........................     6,996
             Toronto Dominion Bank
   7,000       1.800%--05/14/2002...........................     7,000
             UBS Finance Inc. Yrs 1&2
   7,000       1.900%--05/01/2002...........................     7,000
             Well Fargo Bank
   7,000       1.790%--05/07/2002...........................     7,000
                                                              --------
TOTAL COMMERCIAL PAPER
  (Cost $131,373)...........................................   131,373
                                                              --------
REPURCHASE AGREEMENT--10.3%
  (Cost $17,305)
             Repurchase Agreement with State Street Bank &
               Trust dated April 30, 2002 due May 1, 2002 at
               1.75% collateralized by a U.S. Treasury Bills
               9.125% May 15, 2009, par value of $15,285
               (repurchase proceeds of $17,306 when closed
  17,305       on May 1, 2002)..............................    17,305
                                                              --------
TOTAL INVESTMENTS--100.2%
  (Cost $168,942)(1)........................................   168,942
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.2%).............      (246)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $168,696
                                                              ========

------------

1  The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

HARBOR FIXED INCOME FUNDS
STATEMENT OF ASSETS AND LIABILITIES--APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands, except per share amounts)

                                                                HARBOR               HARBOR                HARBOR
                                                                 BOND            SHORT DURATION         MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................  $1,453,123            $101,367              $168,942
====================================================================================================================
Investments, at value.......................................  $1,458,057            $102,021              $151,637
Repurchase agreements.......................................       3,008                  44                17,305
Cash........................................................          --                  --                     1
Foreign currency, at value (cost: $2,194; $0; $0)...........       2,233                  --                    --
Receivables for:
  Investments sold..........................................     161,672                  --                    --
  Capital shares sold.......................................       1,021                  92                   139
  Interest..................................................      10,119                 403                   208
  Swap agreements, at value (cost: $1,444, $0, $0)..........       2,761                  --                    --
  Variation margin on futures contracts.....................         114                  --                    --
Other assets................................................           3                  13                    14
--------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.........................................   1,638,988             102,573               169,304
LIABILITIES
Payables for:
  Investments purchased.....................................     413,640                  --                    --
  Capital shares reacquired.................................       2,040                 368                   559
  Dividends to shareholders.................................          --                  --                     2
  Written options, at value (premiums received $7,365; $0;
     $0)....................................................       2,855                  --                    --
  Open forward currency contracts...........................         271                  --                    --
  Variation margin on futures contracts.....................          62                  --                    --
Accrued expenses:
  Management fees...........................................         412                  17                    20
  Trustees' fees............................................           3                   1                    --
  Transfer agent fees.......................................           3                  --                    16
  Other.....................................................          18                   3                    11
  TBA sale commitments at value (proceeds receivable
     $121,302; $0; $0)......................................     120,403                  --                    --
--------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES....................................     539,707                 389                   608
NET ASSETS..................................................  $1,099,281            $102,184              $168,696
====================================================================================================================
Net assets consist of:
  Paid-in capital...........................................  $1,067,741            $123,066              $168,696
  Undistributed/(overdistributed) net investment income.....       6,979                (115)                   --
  Accumulated net realized gain/(loss)......................      12,726             (21,465)                   --
  Unrealized appreciation of investments and translation of
     assets and liabilities in foreign currencies...........      12,928                 698                    --
  Unrealized (depreciation) of futures and forward
     contracts..............................................      (1,093)                 --                    --
--------------------------------------------------------------------------------------------------------------------
                                                              $1,099,281            $102,184              $168,696
====================================================================================================================
Shares of beneficial interest...............................      94,293              11,845               168,696
Net asset value, offering and redemption price per share....  $    11.66            $   8.63              $   1.00

------------

*  Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

HARBOR FIXED INCOME FUNDS
STATEMENT OF OPERATIONS--SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

(All amounts in Thousands)

                                                                 HARBOR              HARBOR                HARBOR
                                                                  BOND           SHORT DURATION         MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................    $     --            $    --                $   --
  Interest..................................................      26,797              2,447                 1,829
  Foreign taxes withheld....................................          --                 --                    --
--------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................      26,797              2,447                 1,829
OPERATING EXPENSES:
  Management fees...........................................       3,249                225                   263
  Shareholder communications................................          40                  2                    13
  Custodian fees............................................          46                 24                    17
  Transfer agent fees.......................................         289                 13                    95
  Professional fees.........................................          26                  2                     4
  Trustees' fees and expenses...............................           9                  1                     2
  Registration fees.........................................          39                 12                    20
  Miscellaneous.............................................          11                  5                     5
--------------------------------------------------------------------------------------------------------------------
     Total operating expenses...............................       3,709                284                   419
  Management fees waived....................................        (771)              (102)                 (105)
--------------------------------------------------------------------------------------------------------------------
     Net operating expenses.................................       2,938                182                   314
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................      23,859              2,265                 1,515
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments............................................         594                424                    --
     Foreign currency transactions..........................       1,635                 --                    --
     Swap agreements........................................       9,652                 --                    --
     Futures contracts......................................       2,043                 (6)                   --
     Written options........................................       3,664                 --                    --
  Change in net unrealized (depreciation) of:
     Investments............................................      (8,408)            (1,334)                   --
     Swap agreements........................................     (10,305)                --                    --
     Futures contracts......................................      (8,247)               (24)                   --
     Forward currency contracts.............................         (76)                --                    --
     Translation of assets and liabilities in foreign
      currencies............................................      (1,808)                --                    --
--------------------------------------------------------------------------------------------------------------------
  Net (loss) on investment transactions.....................     (11,256)              (940)                   --
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......    $ 12,603            $ 1,325                $1,515
====================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

HARBOR FIXED INCOME FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)


----------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
     Net investment income..................................
     Net realized gain on investments, foreign currency
      transactions, swap agreements, futures contracts and
      written options.......................................
     Net unrealized appreciation/(depreciation) of
      investments and translation of assets and liabilities
      in foreign currencies.................................
----------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......
----------------------------------------------------------------
  Distributions to shareholders:
     Net investment income..................................
     Net realized gain on investments.......................
----------------------------------------------------------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................
----------------------------------------------------------------
  Capital share transactions:
     Net proceeds from sale of shares.......................
     Net asset value of shares issued in connection with
      reinvestment of:
       Dividends from net investment income.................
       Distributions from net realized gain on
        investments.........................................
     Cost of shares reacquired..............................
----------------------------------------------------------------
     NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
      TRANSACTIONS..........................................
----------------------------------------------------------------
     Net increase/(decrease) in net assets..................
NET ASSETS:
  Beginning of period.......................................
----------------------------------------------------------------
  END OF PERIOD *...........................................
================================================================
NUMBER OF CAPITAL SHARES:
  Sold......................................................
  Reinvested in payment of investment income dividends......
  Reinvested in payment of capital gain distributions.......
  Reacquired................................................
----------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.............
  Outstanding:
     Beginning of period....................................
----------------------------------------------------------------
     End of period..........................................
================================================================
* Includes undistributed/(over-distributed) net investment
  income of:................................................

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME

                                  HARBOR                            HARBOR                            HARBOR
                                   BOND                         SHORT DURATION                     MONEY MARKET
                      -------------------------------   -------------------------------   -------------------------------
                      NOVEMBER 1,         NOVEMBER 1,   NOVEMBER 1,         NOVEMBER 1,   NOVEMBER 1,         NOVEMBER 1,
                         2001                2000          2001                2000          2001                2000
                        THROUGH             THROUGH       THROUGH             THROUGH       THROUGH             THROUGH
                       APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,
                         2002                2001          2002                2001          2002                2001
-------------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
                      $   23,859          $   49,251     $  2,265            $  5,641      $  1,515            $   6,618
                          17,588              25,379          418                 500            --                    2
                         (28,844)             54,113       (1,358)              1,822            --                   --
-------------------------------------------------------------------------------------------------------------------------
                          12,603             128,743        1,325               7,963         1,515                6,620
-------------------------------------------------------------------------------------------------------------------------
                         (23,080)            (40,763)      (2,295)             (5,800)       (1,515)              (6,618)
                         (22,766)             (4,887)          --                  --            --                   (2)
-------------------------------------------------------------------------------------------------------------------------
                         (45,846)            (45,650)      (2,295)             (5,800)       (1,515)              (6,620)
-------------------------------------------------------------------------------------------------------------------------
                         238,928             470,485       86,345             275,635        95,057              302,450
                          20,471              37,555        2,266               5,729         1,500                6,353
                          21,071               3,414           --                  --            --                   --
                        (184,498)           (275,250)    (111,416)           (282,600)      (96,695)            (245,862)
-------------------------------------------------------------------------------------------------------------------------
                          95,972             236,204      (22,805)             (1,236)         (138)              62,941
-------------------------------------------------------------------------------------------------------------------------
                          62,729             319,297      (23,775)                927          (138)              62,941
                       1,036,552             717,255      125,959             125,032       168,834              105,893
-------------------------------------------------------------------------------------------------------------------------
                      $1,099,281          $1,036,552     $102,184            $125,959      $168,696            $ 168,834
=========================================================================================================================
                          20,455              41,186        9,976              31,974        95,057              302,450
                           3,648               3,296          262                 665         1,500                6,353
                              --                 303           --                  --            --                   --
                         (15,818)            (23,976)     (12,884)            (32,842)      (96,695)            (245,862)
-------------------------------------------------------------------------------------------------------------------------
                           8,285              20,809       (2,646)               (203)         (138)              62,941
                          86,008              65,199       14,491              14,694       168,834              105,893
-------------------------------------------------------------------------------------------------------------------------
                          94,293              86,008       11,845              14,491       168,696              168,834
=========================================================================================================================
                      $    6,979          $    6,200     $   (115)           $    (85)     $     --            $      --

                                  FIXED INCOME

HARBOR FIXED INCOME FUNDS FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                         INCOME FROM INVESTMENT OPERATIONS
                                                                     ------------------------------------------
                                                                                          NET REALIZED AND
                                                                                      UNREALIZED GAINS/(LOSSES)
                                                        NET ASSET                      ON INVESTMENTS, FUTURES
                                                          VALUE           NET         CONTRACTS, OPTIONS, SWAP     TOTAL FROM
                                                        BEGINNING     INVESTMENT       AGREEMENTS AND FOREIGN      INVESTMENT
YEAR/PERIOD ENDED                                       OF PERIOD       INCOME           CURRENCY CONTRACTS        OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
April 30, 2002 (Unaudited)..........................     $12.05          $.26(c)               $ (.13)               $ .13
October 31, 2001....................................      11.00           .56(c)                 1.08                 1.64
October 31, 2000....................................      10.85           .57(c)                  .15                  .72
October 31, 1999....................................      11.82           .58(c)                 (.49)                 .09
October 31, 1998....................................      11.57           .61(c)                  .53                 1.14
October 31, 1997....................................      11.28           .68(c)                  .30                  .98
-----------------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2002 (Unaudited)..........................     $ 8.69          $.16(c)               $ (.06)               $ .10
October 31, 2001....................................       8.51           .45(c)                  .19                  .64
October 31, 2000....................................       8.56           .55(c)                 (.04)                 .51
October 31, 1999....................................       8.69           .46(c)                 (.15)                 .31
October 31, 1998....................................       8.66           .48(c)                  .09                  .57
October 31, 1997....................................       8.79           .45(c,d)                .01                  .46
-----------------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2002 (Unaudited)..........................     $ 1.00          $.01(c)               $   --                $ .01
October 31, 2001....................................       1.00           .05(c)                   --                  .05
October 31, 2000....................................       1.00           .06(c)                   --                  .06
October 31, 1999....................................       1.00           .05(c)                   --                  .05
October 31, 1998....................................       1.00           .05(c)                   --                  .05
October 31, 1997....................................       1.00           .02(c)                   --                  .02
-----------------------------------------------------------------------------------------------------------------------------


                                                            LESS DISTRIBUTIONS
                                                      ------------------------------
                                                      DIVIDENDS      DISTRIBUTIONS
                                                       FROM NET         FROM NET
                                                      INVESTMENT        REALIZED
YEAR/PERIOD ENDED                                       INCOME      CAPITAL GAINS(1)
HARBOR BOND FUND
April 30, 2002 (Unaudited)..........................    $(.26)            $(.26)
October 31, 2001....................................     (.52)             (.07)
October 31, 2000....................................     (.57)               --
October 31, 1999....................................     (.55)             (.51)
October 31, 1998....................................     (.66)             (.23)
October 31, 1997....................................     (.69)               --
-----------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2002 (Unaudited)..........................    $(.16)            $  --
October 31, 2001....................................     (.46)               --
October 31, 2000....................................     (.56)               --
October 31, 1999....................................     (.44)               --
October 31, 1998....................................     (.54)               --
October 31, 1997....................................     (.59)               --
-----------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2002 (Unaudited)..........................    $(.01)            $  --
October 31, 2001....................................     (.05)               --
October 31, 2000....................................     (.06)               --
October 31, 1999....................................     (.05)               --
October 31, 1998....................................     (.05)               --
October 31, 1997....................................     (.02)               --
-----------------------------------------------------------------------------------------------------------------------------

1  Includes both short-term and long-term capital gains.

2  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c  Reflects the Adviser's waiver of a portion of its management fees.

d  Based on monthly average of shares outstanding during the fiscal year.

e The total returns would have been lower had certain expenses not been waived during the periods shown.

f  Interest expense from investments sold short.

    The accompanying notes are an integral part of the financial statements.

                                  FIXED INCOME


                                                                                                                RATIO OF
                                                                    RATIO OF                  RATIO OF          OPERATING
                    NET ASSET                                       OPERATING              MANAGEMENT FEES   EXPENSES NET OF
                      VALUE                      NET ASSETS         EXPENSES                 NOT IMPOSED     ALL OFFSETS TO
        TOTAL          END      TOTAL           END OF PERIOD      TO AVERAGE                TO AVERAGE          AVERAGE
    DISTRIBUTIONS   OF PERIOD   RETURN             (000S)       NET ASSETS (%)(2)          NET ASSETS (%)    NET ASSETS (%)
----------------------------------------------------------------------------------------------------------------------------

       $ (.52)       $11.66      1.19%(b,e)      $1,099,281             .57%(a,c)                .15%(a)           .57%(a)
         (.59)        12.05     15.35(e)          1,036,552             .56(c)                   .22               .56
         (.57)        11.00      6.95(e)            717,255             .60(c)                   .21               .60
        (1.06)        10.85       .85(e)            627,180             .61(c)                   .21               .60
         (.89)        11.82     10.33(e)            473,021             .65(c)                   .22               .65
         (.69)        11.57      8.96(e)            362,594             .67(c)                   .23               .67
----------------------------------------------------------------------------------------------------------------------------
       $ (.16)       $ 8.63      1.19%(b,e)      $  102,184             .30%(a,c)                .17%(a)           .30%(a)
         (.46)         8.69      7.73(e)            125,959             .28(c)                   .20               .27
         (.56)         8.51      6.21(e)            125,032             .29(c)                   .20               .28
         (.44)         8.56      3.68(e)            251,442             .28(c)                   .20                28
         (.54)         8.69      6.81(e)            217,244             .36(c)                   .20               .36
         (.59)         8.66      5.48(e)            162,476             .38(c)                   .20               .36
----------------------------------------------------------------------------------------------------------------------------
       $ (.01)       $ 1.00       .86%(b,e)      $  168,696             .36%(a,c)                .12%(a)           .36%(a)
         (.05)         1.00      4.83(e)            168,834             .38(c)                   .12               .38
         (.06)         1.00      5.99(e)            105,893             .48(c)                   .12               .47
         (.05)         1.00      4.82(e)             97,265             .46(c)                   .12               .46
         (.05)         1.00      5.20(e)            100,276             .57(c)                   .12               .57
         (.02)         1.00      5.11(e)             73,540             .63(c)                   .12               .62
----------------------------------------------------------------------------------------------------------------------------


         RATIO OF           RATIO OF
     INTEREST/DIVIDEND   NET INVESTMENT
          EXPENSE            INCOME
        TO AVERAGE         TO AVERAGE             PORTFOLIO
      NET ASSETS (%)     NET ASSETS (%)          TURNOVER (%)
----------------------------------------------------------------------------------------------------------------------------
             --%              4.62%(a,c)              196%(b)
             --               5.50(c)                 531
             --               6.16(c)                 494
             --               5.35(c)                 271
             --               5.41(c)                 278
             --               6.04(c)                 252
----------------------------------------------------------------------------------------------------------------------------
             --%              3.70%(a,c)               80%(b)
             --               5.35(c)                 246
             --               6.00(c)                 478
             --               5.36(c)                 578
             --               5.51(c)                 727
         .64(f)               5.14(c)               1,519
----------------------------------------------------------------------------------------------------------------------------
             --%              1.72%(a,c)              N/A
             --               4.60(c)                 N/A
             --               5.88(c)                 N/A
             --               4.73(c)                 N/A
             --               5.08(c)                 N/A
             --               4.97(c)                 N/A
----------------------------------------------------------------------------------------------------------------------------

                                  FIXED INCOME

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2002 (UNAUDITED)

(Currency in Thousands)

NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company, consisting of seven domestic equity series: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund; four international equity series: Harbor International Fund, Harbor International Fund II, Harbor International Growth Fund and Harbor Global Equity Fund; and three fixed income series: Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a "Fund" or the "Funds").

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

SECURITY VALUATION

     Equity securities are valued at the last sale price on a national exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on a national exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by Harbor Capital Advisors, Inc. (the "Adviser"), which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.

     Securities, for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund), may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded. See Portfolio of Investments for open futures contracts held as of April 30, 2002.

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Harbor Money Market Fund) may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currency. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor International Fund II is not authorized to write options on currencies for speculative purposes. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of April 30, 2002.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as income or expense when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED


TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

     The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

SHORT SALES

     Each Fund, except Harbor International Growth Fund, Harbor International Fund, Harbor International Fund II and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

FOREIGN FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED


FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the effective yield method.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

INCOME RECOGNITION

     Effective November 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, and is amortizing premiums and discounts on debt securities. The Trust formerly amortized premiums and discounts on debt securities. Accordingly, the adoption of the Guide has had no significant effect on the Trust's financial statements.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets or the number of shareholders of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the period ended April 30, 2002 were as follows:

                                                                       PURCHASES                       SALES
                                                                ------------------------      ------------------------
                                                                   U.S.                          U.S.
                                                                GOVERNMENT      OTHER         GOVERNMENT      OTHER
                                                                ----------      -----         ----------      -----
HARBOR DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation Fund..........................    $       --    $2,297,173      $       --    $2,006,069
  Harbor Mid Cap Growth Fund................................            --         6,872              --         4,174
  Harbor Growth Fund........................................            --         6,566              --         6,574
  Harbor Small Cap Growth Fund..............................            --        29,796              --         7,155
  Harbor Large Cap Value Fund...............................            --        61,172              --        29,965
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund.................................            --       254,697              --       400,260
  Harbor International Fund II..............................            --        17,892              --        31,137
  Harbor International Growth Fund..........................            --       687,590              --       697,017
  Harbor Global Equity Fund.................................            --         2,494              --         1,133
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund..........................................     2,254,706       360,944       2,270,360       212,744
  Harbor Short Duration Fund................................        40,989        56,188          46,941        36,569

     The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

REDEMPTION IN-KIND TRANSACTIONS

     For the six-month period ended April 30, 2002, Harbor Capital Appreciation Fund realized gains of $41,723 from in-kind redemptions of Fund shares.

WRITTEN OPTIONS

     Transactions in written options for the six-month period ended April 30, 2002 are summarized as follows:

                                                                   OPTIONS WRITTEN              OPTIONS WRITTEN
                                                              --------------------------    ------------------------
                                                                  EURODOLLAR FUTURES              EURO FUTURES
                                                              --------------------------    ------------------------
                                                               NUMBER OF      AGGREGATE     NUMBER OF     AGGREGATE
                                                               CONTRACTS      FACE VALUE    CONTRACTS     FACE VALUE
                                                               ---------      ----------    ---------     ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................         6,124    E$ 15,310      6,400,000     E 6,400
  Options opened............................................         1,836        4,590      1,574,803       1,575
  Options closed/expired....................................          (658)      (1,645)    (7,974,803)     (7,975)
                                                              ------------    ---------     ----------     -------
  Open at 04/30/2002........................................         7,302    E$ 18,255             --     E    --
                                                              ============    =========     ==========     =======

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED


                                                                   OPTIONS WRITTEN              OPTIONS WRITTEN
                                                              --------------------------    ------------------------
                                                                 JAPANESE YEN FUTURES        U.S. TREASURY FUTURES
                                                              --------------------------    ------------------------
                                                               NUMBER OF      AGGREGATE     NUMBER OF     AGGREGATE
                                                               CONTRACTS      FACE VALUE    CONTRACTS     FACE VALUE
                                                               ---------      ----------    ---------     ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................            --    Y      --          3,376     $ 3,376
  Options opened............................................   193,125,000      193,125          3,224       3,224
  Options closed/expired....................................  (193,125,000)    (193,125)        (5,511)     (5,511)
                                                              ------------    ---------     ----------     -------
  Open at 04/30/2002........................................            --    Y      --          1,089     $ 1,089
                                                              ============    =========     ==========     =======

                                                                   OPTIONS WRITTEN
                                                              --------------------------        OPTIONS WRITTEN
                                                                    INTEREST RATE           ------------------------
                                                                     SWAP OPTIONS              SWAP OPTIONS--U.S.
                                                              --------------------------    ------------------------
                                                               NUMBER OF      AGGREGATE     NUMBER OF     AGGREGATE
                                                               CONTRACTS      FACE VALUE    CONTRACTS     FACE VALUE
                                                               ---------      ----------    ---------     ----------
  Options outstanding at beginning of year..................            --    $      --     53,200,000     $53,200
  Options opened............................................     2,000,000        2,000             --          --
  Options closed/expired....................................            --           --             --          --
                                                              ------------    ---------     ----------     -------
  Open at 04/30/2002........................................     2,000,000    $   2,000     53,200,000     $53,200
                                                              ============    =========     ==========     =======

------------

E Euro.

E$ Eurodollar.

Y  Japanese Yen.

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor Capital"), an indirect wholly-owned subsidiary of Robeco Groep, N.V., is the Trust's investment adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the six-month period ended April 30, 2002. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE     FEES
                                                                   RATE       EARNED
                                                                ----------    ------
HARBOR DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation Fund..........................       0.60%      $19,970
  Harbor Mid Cap Growth Fund................................       0.75            44
  Harbor Growth Fund........................................       0.75           494
  Harbor Small Cap Growth Fund..............................       0.75           112
  Harbor Large Cap Value Fund...............................       0.60           465
  Harbor Mid Cap Value Fund.................................       0.55             3
  Harbor Small Cap Value Fund...............................       0.55            12
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund.................................       0.75(a)     15,277
  Harbor International Fund II..............................       0.75           296
  Harbor International Growth Fund..........................       0.75         1,480
  Harbor Global Equity Fund.................................       0.75            27
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund..........................................       0.50(b)      3,249
  Harbor Short Duration Fund................................       0.30(c)        225
  Harbor Money Market Fund..................................       0.30           263

------------

a For the period November 1, 2001 through March 31, 2002, the annual percentage rate was 0.85%.

b For the period November 1, 2001 through February 28, 2002, the annual percentage rate was 0.70%.

c For the period November 1, 2001 through February 28, 2002, the annual percentage rate was 0.40%.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

     Harbor Capital has from time to time agreed not to impose a portion of its management fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the six-month period ended April 30, 2002, Harbor Capital agreed not to impose management fees of $11, $17, $1, $3, $708, $39, $7, $771, $102 and $105 relating to Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor International Fund II, Harbor Global Equity Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively.

     The Trust reimburses Harbor Capital for certain legal expenses incurred by Harbor Capital with respect to the Trust. Such amounts aggregated $25 for the six-month period ended April 30, 2002.

DISTRIBUTOR

     HCA Securities, Inc. ("HCA Securities"), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On April 30, 2002, Harbor Capital, HCA Securities and Harbor Transfer, Inc. held the following shares of beneficial interest in the Funds:

                                                                 HARBOR CAPITAL,
                                                                HCA SECURITIES AND
                                                                 HARBOR TRANSFER
HARBOR DOMESTIC EQUITY FUNDS                                    ------------------
  Harbor Capital Appreciation Fund..........................             4,280
  Harbor Mid Cap Growth Fund................................           306,556
  Harbor Growth Fund........................................            42,422
  Harbor Small Cap Growth Fund..............................           201,734
  Harbor Large Cap Value Fund...............................            11,577
  Harbor Mid Cap Value Fund.................................           200,000
  Harbor Small Cap Value Fund...............................           200,000
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund.................................             1,291
  Harbor International Fund II..............................           248,099
  Harbor International Growth Fund..........................            48,375
  Harbor Global Equity Fund.................................           505,652
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund..........................................            21,608
  Harbor Short Duration Fund................................            12,516
  Harbor Money Market Fund..................................        30,696,864

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital, is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the six-month period ended April 30, 2002 totaled $3,595.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $105 for the six-month period ended April 30, 2002.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 5--TAX INFORMATION

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at April 30, 2002 are as follows:

                                                                                        GROSS UNREALIZED           NET UNREALIZED
                                                                                 ------------------------------    APPRECIATION/
                                                              IDENTIFIED COST    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                              ---------------    ------------    --------------    --------------
HARBOR DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation Fund........................      $6,075,700        $  731,864       $(456,985)        $  274,879
  Harbor Mid Cap Growth Fund..............................          14,801             1,011          (2,071)            (1,060)
  Harbor Growth Fund......................................         150,519            27,383         (59,217)           (31,834)
  Harbor Small Cap Growth Fund............................          43,043             5,000          (1,390)             3,610
  Harbor Large Cap Value Fund.............................         161,243            21,962          (4,399)            17,563
  Harbor Mid Cap Value Fund...............................           3,241               204             (57)               147
  Harbor Small Cap Value Fund.............................           7,545               720            (123)               597
HARBOR INTERNATIONAL EQUITY FUNDS
  Harbor International Fund...............................       2,613,754         1,384,549        (155,144)         1,229,405
  Harbor International Fund II............................          74,022             9,192          (9,589)              (397)
  Harbor International Growth Fund........................         374,597            21,880          (5,208)            16,672
  Harbor Global Equity Fund...............................           7,787               473            (729)              (256)
HARBOR FIXED INCOME FUNDS
  Harbor Bond Fund........................................       1,453,123            17,547          (9,605)             7,942
  Harbor Short Duration Fund..............................         101,367               853            (155)               698

NOTE 6--ADDITIONAL INFORMATION

     Mastholm Asset Management, LLC has been appointed as subadviser of the Harbor International Growth Fund, effective December 1, 2001. Theodore J. Tyson, Joseph P. Jordan and Douglas R. Allen are co-managing the Fund.

     Harbor International Growth Fund will continue to have an investment goal of long-term growth of capital by investing in stocks of foreign companies with potential for sustainable growth. The portfolio typically will include 35 to 45 securities, each with a minimum market capitalization of approximately $10 billion at the time of initial investment.

        (This document must be preceded or accompanied by a Prospectus.)

TRUSTEES AND OFFICERS                                                                 SHAREHOLDER SERVICING AGENT

DAVID G. VAN HOOSER                     Chairman and Trustee                          HARBOR TRANSFER, INC.
                                                                                      P.O. Box 10048
HOWARD P. COLHOUN                       Trustee                                       Toledo, Ohio 43699-0048
                                                                                      1-800-422-1050
JOHN P. GOULD                           Trustee
                                                                                      CUSTODIAN
RODGER F. SMITH                         Trustee
                                                                                      STATE STREET BANK AND TRUST COMPANY
JAMES M. WILLIAMS                       President                                     P.O. Box 1713
                                                                                      Boston, MA 02105
CONSTANCE L. SOUDERS                    Vice President and Treasurer
                                                                                      INDEPENDENT AUDITORS
KAREN B. WASIL                          Secretary
                                                                                      ERNST & YOUNG LLP
INVESTMENT ADVISER                                                                    200 Clarendon Street
                                                                                      Boston, MA 02116
HARBOR CAPITAL ADVISORS, INC.
One SeaGate                                                                           LEGAL COUNSEL
Toledo, OH 43666
                                                                                      HALE AND DORR LLP
DISTRIBUTOR AND PRINCIPAL UNDERWRITER                                                 60 State Street
                                                                                      Boston, MA 02109
HCA SECURITIES, INC.
One SeaGate
Toledo, OH 43666
(419) 247-2477

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

06/2002/295,000                                            [RECYCLED PAPER LOGO]
                                                                  recycled paper

                                        PROSPECTUS

                                       [HARBOR FUND LOGO]

                                        MARCH 1, 2002

 -------------------------------------------------------------------------------
                                        HARBOR FUND

                                        The Securities and Exchange
                                        Commission has not approved any
                                        fund's shares as an investment or
                                        determined whether this prospectus
                                        is accurate or complete. Anyone who
                                        tells you otherwise is committing a
                                        crime.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                  OVERVIEW OF FUNDS                                       1

                                  RISK/RETURN SUMMARY

                                  DOMESTIC EQUITY
                                    Harbor Capital Appreciation Fund                      2
                                    Harbor Mid Cap Growth Fund                            4
                                    Harbor Growth Fund                                    6
                                    Harbor Small Cap Growth Fund                          8
                                    Harbor Large Cap Value Fund                          10
                                    Harbor Mid Cap Value Fund                            12
                                    Harbor Small Cap Value Fund                          14

                                  INTERNATIONAL EQUITY
                                    Harbor International Fund                            16
                                    Harbor International Fund II                         18
                                    Harbor International Growth Fund                     20
                                    Harbor Global Equity Fund                            22

                                  FIXED INCOME
                                    Harbor Bond Fund                                     24
                                    Harbor Short Duration Fund                           26
                                    Harbor Money Market Fund                             28

                                  THE FUNDS' INVESTMENTS

                                    Additional Information About the Funds' Principal
                                      Investments                                        30
                                    Information About the Funds' Other Investments       31

                                  THE ADVISER AND SUBADVISERS                            32

                                  YOUR HARBOR FUND ACCOUNT

                                    How to Purchase Shares of Harbor Fund                42
                                    How to Exchange Shares of Harbor Fund                44
                                    How to Sell Shares of Harbor Fund                    45

                                  SHAREHOLDER AND ACCOUNT POLICIES

                                    Share Price                                          46
                                    Valuation of Shares                                  46
                                    Paying for Shares by Check                           46
                                    Redemptions in Kind                                  46
                                    Accounts with Small Balances                         46
                                    Signature Guarantees                                 46
                                    Statements and Reports                               46
                                    Dividends, Distributions and Taxes                   47

                                  INVESTOR SERVICES

                                    www.harborfund.com                                   48
                                    AccessHarbor                                         48
                                    Harbor Navigator                                     48
                                    Tele Transactions                                    48
                                    Dividend Exchange Plan                               48
                                    Transfer on Death Registration                       48
                                    Checkwriting for Money Market Fund                   49
                                    Automatic Investment Plan                            49
                                    Automatic Exchange Plan                              49
                                    Automatic Withdrawal Plan                            49
                                    Retirement Accounts                                  49
                                    Householding                                         49

                                  FINANCIAL HIGHLIGHTS                                   50

                                  HARBOR FUND DETAILS                                    54

                                  HARBOR'S PRIVACY STATEMENT                             55

                                  FOR MORE INFORMATION                                   Back Cover

OVERVIEW OF FUNDS
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT STYLES

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks' growth or value characteristics and their market capitalizations. A portfolio of fixed income securities provides a certain style based on quality and duration. These maps show you each Harbor fund's investment style.

      [DOMESTIC EQUITY GRAPH] [INTERNATIONAL EQUITY GRAPH] [FIXED INCOME GRAPH]
                                  *HGEF holds
                                  both
                                  domestic
                                  and
                                  International
                                  securities

Legend:
HCAF   Harbor Capital Appreciation Fund

HMCGF  Harbor Mid Cap Growth Fund

HGF    Harbor Growth Fund

HSCGF  Harbor Small Cap Growth Fund

HLCVF  Harbor Large Cap Value Fund

HMCVF  Harbor Mid Cap Value Fund


HSCVF  Harbor Small Cap Value Fund


   HIF  Harbor International Fund

   HIF2 Harbor International Fund II
   HIGF Harbor International Growth Fund

   HGEF Harbor Global Equity Fund

   HBF    Harbor Bond Fund

   HSDF   Harbor Short Duration Fund

   HMMF  Harbor Money Market Fund



--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE HARBOR FUNDS

The Harbor equity funds may be an appropriate investment for investors:
- With a long-term time horizon and no need for current income.
- Willing to tolerate more risk than fixed income investments.
- Willing to assume the risk of changes in the value of common stocks and, in the case of the international and global equity funds, the risks of investing in foreign markets.

The Harbor fixed income funds may be an appropriate investment for investors:
- Looking to allocate a portion of their assets to fixed income securities.
- Looking for an investment with a lower risk than equity funds.
- Seeking current income.
- Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.

--------------------------------------------------------------------------------

WHAT IS THE ROLE OF HARBOR CAPITAL ADVISORS


Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor of the Harbor family of 14 no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of each fund.


--------------------------------------------------------------------------------

YOU SHOULD KNOW

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Harbor Fund's trustees may change a fund's investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Mid to large cap growth stocks with more volatility than the market.

PORTFOLIO MANAGER
SPIROS SEGALAS
Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Sig Segalas has managed the fund since 1990. He has been the president of Jennison since 1993 and the chief investment officer since 1973. He is a director and founding member of Jennison.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
- Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
- High or improving profitability
- Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that have distinct attributes such as:
- Strong market position with a defensible franchise
- Unique marketing competence
- Strong research and development leading to superior new product flow
- Capable and disciplined management

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large cap companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               9.98
'93                                                                              12.12
'94                                                                               3.37
'95                                                                              37.82
'96                                                                              19.85
'97                                                                              31.46
'98                                                                              36.80
'99                                                                              45.81
'00                                                                             -17.00
'01                                                                             -17.74

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             30.01%              4th/1998

Worst                           -19.53%              3rd/2001
---------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                            One       Five      Ten
                           Year      Years     Years
-----------------------------------------------------
CAPITAL APPRECIATION
  FUND
Return Before Taxes       -17.74%    12.35%    14.19%
Return After Taxes on
  Distributions           -17.78%    10.08%    12.25%
Return After Taxes on
  Distributions and Sale
  of Fund Shares          -10.80%    10.09%    11.71%
-----------------------------------------------------
COMPARATIVE INDEX
S&P 500
  (reflects no deduction
  for fees, expenses or
  taxes)                  -11.88%    10.70%    12.94%
-----------------------------------------------------
-----------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in U.S. or foreign stock markets.
- The market favors small cap stocks over medium and large cap stocks, or value over growth stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.


The fund's performance may be more volatile because it may invest in mid cap stocks. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.


--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.60%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.06%
                                            -----
  Total annual fund operating expenses      0.66%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Capital Appreciation
Fund                         $68        $213        $374        $851
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Mid cap growth stocks demonstrating potential for extraordinary earnings growth.

PORTFOLIO MANAGERS

WILLIAM JEFFERY

KENNETH MCCAIN
DAVID BARATTA
Wall Street Associates

1200 Prospect Street
Suite 100
La Jolla, CA 92037

William Jeffery, Kenneth McCain, and David Baratta have co-managed the fund since its inception in 2000. Mr. Jeffery serves as president and chairman of the board of directors of Wall Street Associates. Mr. McCain is a member of Wall Street's board of directors. Both were previously employed at California First Capital Management. Mr. Baratta joined the firm in 1999 and was previously employed at Morgan Grenfell, Inc.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment by the fund's portfolio. The subadviser's research also includes initial personal interviews and continuing contacts with management of a company. The subadviser has contact with a broad network of national and regional analysts and brokers specializing in smaller, growth companies.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior earnings growth
- High probability for positive earnings
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

The subadviser believes that these characteristics are the result of distinct attributes, which it looks for in potential investments, such as:
- Capable and accessible management
- High barriers to entry and resistance to recessionary forces
- Company offers related products and services
- Innovative business concept


Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of mid cap equity securities. The investment strategy of investing at least 80% of its net assets in mid cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 75 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                             -25.62

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                          Total Return   Quarter/Year
-----------------------------------------------------

Best                         30.25%        4th/2001

Worst                       -34.77%        3rd/2001
-----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                  Since
                               One     Five     Inception
                              Year     Years   (11/01/2000)
-----------------------------------------------------------
MID CAP GROWTH FUND
Return Before Taxes          -25.62%    N/A      -32.43%
Return After Taxes on
  Distributions              -25.62%    N/A      -32.43%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                -15.60%    N/A      -25.76%
-----------------------------------------------------------
COMPARATIVE INDEX
Russell Midcap(R) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                     -20.15%    N/A      -30.16%
-----------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or small or large cap stocks over mid cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.


Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.


--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------
SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)
ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.65%
                                            -----
  Total annual fund operating expenses      1.40%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to limit the fund's management fees and operating expenses the fund's actual expenses were:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           One       Three      Five        Ten
                           Year      Years      Years      Years
-----------------------------------------------------------------

Mid Cap Growth Fund        $144      $452       $793       $1,805
-----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Small to mid cap growth stocks with high volatility.

PORTFOLIO MANAGER
PETER WELLES
Emerging Growth
Advisors, Inc.

401 E. Pratt Street,
Suite 211
Baltimore, MD 21202

Pete Welles has managed the fund since 1997. He has been president of Emerging Growth Advisors since 1993. Before that he was a general partner of Emerging Growth Partners, L.P.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS


The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with estimated revenues of $500 million or less at the time of initial investment.


In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, for potential investment in the fund's portfolio. Individual stock selection will determine industries in which the fund invests. The subadviser's research includes initial personal interviews and continuing contacts with top management of a company.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Capable and accessible management committed to above average earnings growth
- Dominant, unrecognized or innovative products or services with long-term growth potential

- Favorable potential financial strength and growth rates

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 65%, of its net assets in a diversified portfolio of equity securities. The fund expects to invest in approximately 40-60 companies. The fund invests primarily in both small and mid cap companies with market capitalization that range from $100 million to $10 billion. The fund may also engage in short sales, which is the sale by the fund of a borrowed security, of up to 25% of its assets to take advantage of anticipated declines in stock prices or to protect a profit in a portfolio security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              -6.34
'93                                                                              18.40
'94                                                                             -11.42
'95                                                                              38.18
'96                                                                              11.05
'97                                                                              20.87
'98                                                                              11.39
'99                                                                              95.39
'00                                                                             -13.00
'01                                                                             -31.56

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                     Total Return   Quarter/Year
------------------------------------------------

Best                    53.74%        4th/1999

Worst                  -36.51%        3rd/2001
------------------------------------------------


The fund has changed its benchmark index from the S&P 500 index to the Russell Midcap(R) Growth index because the S&P 500 contains equities with large market capitalization without regard to style. The Russell Midcap(R) Growth index contains equities with smaller market capitalization and a growth style, making the Russell Midcap(R) Growth index a more accurate comparison for the fund.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                  One      Five     Ten
                                 Year     Years    Years
---------------------------------------------------------
GROWTH FUND
Return Before Taxes             -31.56%    9.39%    8.97%
Return After Taxes on
  Distributions                 -31.56%    7.35%    6.35%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                   -19.22%    7.39%    6.53%
---------------------------------------------------------
COMPARATIVE INDEX
Russell Midcap(R) Growth
  (reflects no deduction for
  fees, expenses or taxes)      -20.15%    9.02%   11.10%
S&P 500
  (reflects no deduction for
  fees, expenses or taxes)      -11.88%   10.70%   12.94%
---------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.

- The market favors value stocks or large cap stocks over growth stocks or small cap stocks.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- The prices of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

The fund's performance may be more volatile because it invests primarily in small to mid cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small and mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 40-60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.20%
                                            -----
  Total annual fund operating expenses      0.95%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

Growth Fund                 $97        $307        $538        $1,225
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Small cap growth stocks demonstrating consistent or accelerating earnings growth.

PORTFOLIO MANAGER
WILLIAM MUGGIA
Westfield Capital Management Company

LLC

One Financial Center
23rd Floor

Boston, MA 02111

William Muggia has managed the fund since its inception in 2000. He is president, chief investment officer, and a member of the board of directors of Westfield Capital Management. Prior to joining Westfield in 1994, he worked in the Technology Investment Banking Group at Alex. Brown & Sons.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $100 million to $1.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach by, first, identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company to select those companies for investment in the fund's portfolio. This means that individual stock selections primarily determine the fund's sector weightings. The subadviser's research also includes initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Accelerating earnings momentum
- Strong earnings growth
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Superior company management
- Significant insider ownership
- Unique market position and broad market opportunities
- Solid financial controls and accounting


Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The investment strategy of investing at least 80% of its net assets in small cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in about 50 companies.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                              2.29

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                          Total Return   Quarter/Year
-----------------------------------------------------

Best                         19.22%       2nd/2001

Worst                       -15.76%       3rd/2001
-----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                   Since
                                One     Five     Inception
                                Year    Years   (11/01/2000)
------------------------------------------------------------
SMALL CAP GROWTH FUND
Return Before Taxes             2.29%    N/A        6.06%
Return After Taxes on
  Distributions                 2.29%    N/A        6.06%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                   1.40%    N/A        4.85%
------------------------------------------------------------
COMPARATIVE INDEX
Russell 2000(R) Growth
  (reflects no deduction for
  fees, expenses or taxes)     -9.23%    N/A      -18.44%
------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or mid to large cap stocks over small cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.


Because the fund typically invests in about 50 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.


--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.65%
                                            -----
  Total annual fund operating expenses      1.40%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to limit the fund's management fees and operating expenses, the fund's actual expenses were:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           One       Three      Five        Ten
                           Year      Years      Years      Years
-----------------------------------------------------------------

Small Cap Growth Fund      $144      $452       $793       $1,805
-----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS
Large cap value stocks.

PORTFOLIO MANAGER
JEFFREY SHAW
Armstrong Shaw
Associates, Inc.

45 Grove Street
New Canaan, CT 06840

Jeffrey Shaw has managed the fund since September 20, 2001. He is the chief investment officer of Armstrong Shaw and has served as its chairman since 1999 and as its president since 1989.

On September 20, 2001, the fund changed its name from "Harbor Value Fund" to "Harbor Large Cap Value Fund".

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of U.S. companies with market capitalizations of at least $5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser's research also includes continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Earnings per share growth greater than 10%
- Return on equity that is 15% or better

- Relative price earnings multiple less than the S&P 500 index

- Selling at a substantial discount to its intrinsic value

In addition, the subadviser prefers companies with the following qualitative characteristics:

- Dominant brand names

- Low cost provider or niche player
- Strong management with a successful track record


Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The investment strategy of investing at least 80% of its net assets in large cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 25 to 40 companies. The subadviser intends to limit the fund's investments in any one sector as a percentage of the Fund's assets to the greater of 15% or two times the Russell 1000(R) Value index's sector weightings.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               7.46
'93                                                                               8.38
'94                                                                               0.70
'95                                                                              35.37
'96                                                                              20.02
'97                                                                              31.20
'98                                                                               6.92
'99                                                                               7.58
'00                                                                               7.16
'01                                                                               4.10

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                         Total Return   Quarter/Year
----------------------------------------------------

Best                        15.24%        4th/1998

Worst                      -13.68%        3rd/1998
----------------------------------------------------


The fund changed its benchmark index from the S&P 500 index to the Russell 1000(R) Value index because the S&P 500 contains equities with large market capitalization without regard to style. The Russell 1000(R) Value index contains equities with large market capitalization and a value style, making the Russell 1000(R) Value index a more accurate comparison for the fund.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                  One      Five     Ten
                                 Year     Years    Years
---------------------------------------------------------
LARGE CAP VALUE FUND
Return Before Taxes               4.10%   10.98%   12.36%
Return After Taxes on
  Distributions                   3.50%    6.99%    8.37%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                     2.47%    7.06%    8.25%
---------------------------------------------------------
COMPARATIVE INDEX
Russell 1000(R) Value
  (reflects no deduction for
  fees, expenses or taxes)       -5.59%   11.13%   14.16%
S&P 500
  (reflects no deduction for
  fees, expenses or taxes)      -11.88%   10.70%   12.94%
---------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or mid cap stocks over large cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in about 25 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


-------------------------------------------------
SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.60%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.17%
                                            -----
  Total annual fund operating expenses      0.77%
-------------------------------------------------


(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Large Cap Value Fund         $79        $249        $436        $993
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.
PRINCIPAL STYLE CHARACTERISTICS
Mid cap value stocks of companies with improving fundamentals and priced at a discount to their peers.

PORTFOLIO MANAGER

TIMOTHY G. DALTON, JR.


KENNETH J. GREINER


BRUCE H. GELLER


PETER A. GULLI

Dalton, Greiner, Hartman, Maher & Co.

565 Fifth Avenue
Suite 2101

New York, NY 10017

Tim Dalton, Ken Greiner, Bruce Geller and Peter Gulli have co-managed the fund since its inception in 2002. Mr. Dalton has been the Chairman of DGHM since 1990. Mr. Greiner has been the president of DGHM since 1990. Mr. Geller is an executive vice president and has been with DGHM since 1992. Mr. Gulli is a vice president and has been at DGHM since 1999.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The fund's sector weightings are a result of, and secondary to, individual stock selections. The subadviser's research also includes initial personal interviews and continuing contacts with top management of a company and the company's competitors and suppliers.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Attractive valuation with above average profitability
- Strong balance sheet
- Free cash flow generation
- Stable to improving industry fundamentals

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Market leader: high/improving market share
- Proven management with the talent to manage a larger company
- Large insider ownership/insiders buying


The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The investment strategy of investing at least 80% of its net assets in mid cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 30 to 40 companies.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 36 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or large cap stocks over mid cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.


Because the fund typically invests in about 30 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.72%
                                            -----
  Total annual fund operating expenses      1.47%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending October 31, 2002.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One     Three    Five      Ten
                         Year    Years    Years    Years
---------------------------------------------------------

Mid Cap Value Fund       $151    $475     $833     $1,895
---------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return
PRINCIPAL STYLE CHARACTERISTICS
Small cap value stocks.
PORTFOLIO MANAGER

PAUL E. VIERA
EARNEST Partners LLC

75 Fourteenth Street
Suite 2300
Atlanta, GA 30309

Paul E. Viera has managed the fund since its inception in 2001. Mr. Viera is the chief executive officer and founder of EARNEST Partners. Prior to founding EARNEST Partners, he was a global partner at INVESCO and a senior member of its investment committee.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies selected from the Russell 2000(R) universe with market capitalizations in the approximate range of $250 million to $2.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the subadviser believes are their intrinsic values. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The subadviser uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the fund's portfolio.


Under normal circumstances, the fund intends to invest substantially all, but must invest a least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The investment strategy of investing at least 80% of its net assets in small cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 60 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 37 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors mid or large cap stocks over small cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY

HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.72%
                                            -----
  Total annual fund operating expenses      1.47%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending October 31, 2002.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         One     Three    Five      Ten
                         Year    Years    Years    Years
---------------------------------------------------------

Small Cap Value Fund     $151    $475     $833     $1,895
---------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return, principally from growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
International large cap value oriented stocks.
PORTFOLIO MANAGER
HAKAN CASTEGREN
Northern Cross Investments Limited
Clarendon House
2 Church Street
Hamilton, Bermuda HMDX

Hakan Castegren has managed the fund's portfolio since it started in 1987. Hakan is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser believes offers value
- Low price/earnings multiples relative to other stocks in each country/industry
- Above average, long term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

Under normal circumstances, the fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              -0.09
'93                                                                              45.42
'94                                                                               5.43
'95                                                                              16.06
'96                                                                              20.12
'97                                                                              15.49
'98                                                                              10.36
'99                                                                              23.89
'00                                                                              -4.97
'01                                                                             -12.25

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             18.28%             4th/1998

Worst                           -16.64%             3rd/1998
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               One     Five     Ten
                              Year     Years   Years
-----------------------------------------------------
INTERNATIONAL FUND
Return Before Taxes          -12.25%   5.66%   10.89%
Return After Taxes on
  Distributions              -12.87%   4.02%    9.62%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 -6.79%   4.49%    9.06%
-----------------------------------------------------
COMPARATIVE INDEX
EAFE(1)
  (reflects no deduction
  for fees, expenses or
  taxes)                     -21.44%   0.89%    4.46%
-----------------------------------------------------


(1) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.85%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.12%
                                            -----
  Total annual fund operating expenses      0.97%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.79%
      Total annual fund operating
        expenses                            0.91%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
----------------------------------------------------------------------

International Fund          $ 99        $313        $549        $1,251
----------------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return, principally from growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
International mid to large cap value oriented stocks.
PORTFOLIO MANAGER
JAMES LATORRE
Summit International Investments, Inc.
125 Summer Street
Boston, MA 02110

Jim LaTorre has managed the fund since it started in 1996. Jim has been the president of Summit since 1996 and before that was a vice president at Boston Investor Services, Inc., an investment advisory firm.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Most securities have a market capitalization of $1 billion or more, but the fund may invest in companies with market capitalization of less than $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser understands
- Potential to improve margins
- Stock prices that appear to undervalue companies' assets or franchise values
- Above average, long term earnings expectation not reflected in the stock price

Under normal circumstances, the fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.
The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.
The subadviser chooses approximately 50-75 stocks for the portfolio from a select universe of stocks.

The fund may invest up to 10% of assets in fixed income securities of foreign corporate and government issuers and supranational organizations.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'97                                                                               9.70
'98                                                                               7.98
'99                                                                              30.84
'00                                                                              -3.72
'01                                                                             -18.29

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                     Total Return   Quarter/Year
------------------------------------------------

Best                    25.13%       4th/1998

Worst                  -19.34%       3rd/2001
------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                  Since
                               One     Five     Inception
                              Year     Years   (06/01/1996)
-----------------------------------------------------------
INTERNATIONAL FUND II
Return Before Taxes          -18.29%   4.05%      5.56%
Return After Taxes on
  Distributions              -18.43%   2.90%      4.48%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                -11.00%   2.97%      4.24%
-----------------------------------------------------------
COMPARATIVE INDEX
EAFE(1) (reflects no
  deduction for fees,
  expenses or taxes)         -21.44%   0.89%      1.17%
-----------------------------------------------------------


(1) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.24%
                                            -----
  Total annual fund operating expenses      0.99%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.65%
      Total annual fund operating
        expenses                            0.89%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

International Fund II       $101       $320        $561        $1,276
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS

Foreign mid to large cap stocks demonstrating accelerating earnings growth.

PORTFOLIO MANAGERS
THEODORE TYSON
JOSEPH JORDAN
DOUGLAS ALLEN
Mastholm Asset Management LLC
10500 NE 8th Street
Suite 1725
Bellevue, WA 98004
Theodore Tyson, Joseph Jordan and Douglas Allen have co-managed the fund since December 1, 2001. Mr. Tyson has served as the chief investment officer, managing director and portfolio manager of Mastholm since 1997. Mr. Jordan has served as a director and portfolio manager of Mastholm since 1997. Mr. Allen has served as a director and portfolio manager of Mastholm since 1999.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS


The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies with a minimum market capitalization of about $10 billion at the time of initial investment. Under normal circumstances, the fund must invest in a minimum of three countries.


In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach to construct the fund's portfolio. The fund's sector, country, and currency weightings are a result of, and secondary to, individual stock selections.

In selecting stocks for the fund's portfolio, the subadviser generally looks for companies with the following characteristics:
- Clarity of accounting and confirmation of earnings acceleration
- Operating results higher than analyst expectations
- Wide divergence of analyst expectations
- Stock price below historical average range

- Trading volume that meets the subadviser's minimum liquidity guidelines


The subadviser's research includes visiting companies and their competitors, suppliers, and vendors. The subadviser's research is aided by relationships with over 20 brokerage firms worldwide. The fund expects to invest in approximately 35-45 companies. However, the subadviser intends to limit emerging markets exposure to 10% at cost.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'94                                                                              -7.71
'95                                                                              24.29
'96                                                                              32.04
'97                                                                               3.57
'98                                                                              23.49
'99                                                                              20.19
'00                                                                             -25.50
'01                                                                             -38.54

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                              Total Return         Quarter/Year
---------------------------------------------------------------
Best                             25.74%              4th/1999

Worst                           -25.54%              1st/2001
---------------------------------------------------------------



The fund has changed its benchmark index from the EAFE index to the EAFE Growth index because the EAFE index contains both growth and value style equities. The EAFE Growth index contains only the growth portion of the EAFE index, making the EAFE Growth index a more accurate comparison for the fund.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                Since
                             One     Five     Inception
                             Year    Years   (11/01/1993)
---------------------------------------------------------
INTERNATIONAL GROWTH FUND
Return Before Taxes         -38.54%  -6.78%      2.20%
Return After Taxes on
  Distributions             -38.46%  -7.93%      1.27%
Return After Taxes on
  Distributions and Sale
  of Fund Shares            -23.39%  -5.01%      1.94%
---------------------------------------------------------
COMPARATIVE INDEX
EAFE(1) Growth (reflects
  no deduction for fees,
  expenses or taxes)        -24.58%  -1.66%      0.69%
EAFE(1) (reflects no
  deduction for fees,
  expenses or taxes)        -21.44%   0.89%      3.27%
---------------------------------------------------------


(1) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors value stocks or small cap stocks over growth stocks or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in approximately 35 to 45 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occur:
- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
These risks are more severe for securities of issuers in emerging market countries.
Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.14%
                                            -----
  Total annual fund operating expenses      0.89%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

International Growth
Fund                        $91        $288        $504        $1,147
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Foreign and domestic mid to large cap stocks.

PORTFOLIO MANAGERS
DAN JAWORSKI
PABLO SALAS
JON SORENSEN
BPI Global Asset Management LLP

1900 Summit
Tower Blvd
Suite 450

Orlando, FL 32810

Dan Jaworski, Pablo Salas and Jon Sorensen have managed the fund since its inception in 2001. Mr. Jaworski is chief investment officer, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Salas is a portfolio manager, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Sorensen is a portfolio manager with BPI Global Asset Management LLP.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, or other similar securities representing ownership of foreign and domestic securities of companies, with a capitalization of at least $500 million at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. The subadviser's research focuses on identifying the best companies to own within a sector or industry that compete or have a competitive advantage on a global basis. The fund's sector and country weightings are a result of, and secondary to, individual stock selections. This research also includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior management whose interests are aligned with shareholders
- Above-average return on equity
- Above-average profit margins and adequate free cash flow
- Strong capital structure with low leverage

- Relatively low price to earnings, price to book, and price to free cash flow ratios


The subadviser looks for companies that are undervalued relative to their global industry peer group and that possess sustainable competitive advantages. The fund's maximum exposure to any one company is limited by the subadviser's judgment as to the liquidity of the company's stock.


Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities. The investment strategy of investing at least 80% of its net assets in equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 120-180 companies. However, the subadviser intends to limit emerging markets exposure to approximately 10% and individual emerging countries exposure to approximately 5% of the fund's assets. The subadviser also intends to limit the fund's investments in any one sector to a percentage of assets which is equal to or less than twice the weight of that sector in the Morgan Stanley Capital International World index measured at the time of initial investment. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 39 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign or domestic stock markets.
- The market favors small cap stocks over medium or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests in securities of foreign and domestic companies. Because of this, there is a risk that the fund's share price may fluctuate more than if the fund invested solely in securities of domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

The risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America, South America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY

HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on 9 month period ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.65%
                                            -----
  Total annual fund operating expenses      1.40%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to limit the fund's management fees and operating expenses, the fund's actual expenses were:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           One       Three      Five        Ten
                           Year      Years      Years      Years
-----------------------------------------------------------------

Global Equity Fund         $144      $452       $793       $1,805
-----------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return.

PRINCIPAL STYLE CHARACTERISTICS
Intermediate bonds with overall portfolio rated high quality.

PORTFOLIO MANAGER
WILLIAM GROSS
Pacific Investment Management Company

840 Newport Center Dr.
P.O. Box 6430
Newport Beach, CA 92658-6430

Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS


The fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.


Total return includes dividends, realized and unrealized capital gains and changes in net asset value.

The subadviser relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:
- Long-term social, political and demographic trends
- Cyclical business and economic conditions
- Current market conditions

The subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.


The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of bonds. These include mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S. The investment strategy of investing at least 80% of its net assets in bonds may not be changed unless the fund provides 60 days advance notice to its shareholders.


The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.

DURATION. The fund's duration is equal to that of the bond market plus or minus
1.5 years. The duration of the bond market as of December 31, 2001 was 4.5 years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               9.11
'93                                                                              12.41
'94                                                                              -3.76
'95                                                                              19.15
'96                                                                               4.94
'97                                                                               9.39
'98                                                                               9.56
'99                                                                              -0.32
'00                                                                              11.34
'01                                                                               9.03

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                         Total Return   Quarter/Year
----------------------------------------------------

Best                         5.83%        3rd/2001

Worst                       -3.13%        1st/1994
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               One     Five      Ten
                              Year     Years    Years
-----------------------------------------------------
BOND FUND
Return Before Taxes           9.03%    7.72%    7.91%
Return After Taxes on
  Distributions               6.12%    4.91%    5.03%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 5.46%    4.84%    4.97%
-----------------------------------------------------
COMPARATIVE INDEX
Lehman Brothers
  Aggregate -- U.S.
  (reflects no deduction for
  fees, expenses or taxes)    8.44%    7.43%    7.23%
-----------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.70%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.08%
                                            -----
  Total annual fund operating expenses      0.78%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.48%
      Total annual fund operating
        expenses                            0.56%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
----------------------------------------------------------------------

Bond Fund                    $80        $252        $442        $1,006
----------------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return that is consistent with preservation of capital.

PRINCIPAL STYLE CHARACTERISTICS
High quality short-term bonds.

PORTFOLIO MANAGER

DAVID MARMON
Fischer Francis Trees
& Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1992. David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS


The fund invests primarily in short-term (up to 3 years maturity) high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.


The subadviser seeks to maximize portfolio return and minimize volatility by:
- Adjusting the issuer sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
- Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings


The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. No more than 25% of its net assets will be invested in a single country other than the U.S. The investment strategy of investing at least 80% of its net assets in fixed income securities may not be changed unless the fund provides 60 days advance notice to its shareholders.


The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.
CREDIT QUALITY. The fund invests primarily in high quality securities, but may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              4.65
'93                                                                              4.45
'94                                                                              2.74
'95                                                                              7.44
'96                                                                              6.31
'97                                                                              6.29
'98                                                                              6.36
'99                                                                              3.76
'00                                                                              7.41
'01                                                                              6.05

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                        Total Return       Quarter/Year
-------------------------------------------------------

Best                       2.45%             2nd/1995

Worst                      0.05%             1st/1994
-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of one year government bonds. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                 One     Five      Ten
                                 Year    Years    Years
-------------------------------------------------------
SHORT DURATION FUND
Return Before Taxes              6.05%   5.97%    5.54%
Return After Taxes on
  Distributions                  4.02%   3.59%    2.79%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                    3.66%   3.58%    3.01%
-------------------------------------------------------
COMPARATIVE INDEX
Salomon Treasury 1 YR CMI
  (reflects no deduction for
  fees, expenses or taxes)       7.07%   6.08%    5.54%
-------------------------------------------------------



As of June 2001, the 1-YR Gvt index was discontinued by Ibbotson Associates. The Salomon Treasury 1 YR CMI index has been selected as the replacement index and provides an accurate representation in comparison to the Harbor Short Duration Fund.

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in asset-backed and mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder's tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.40%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.08%
                                            -----
  Total annual fund operating expenses      0.48%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                        0.20%
      Total annual fund operating
        expenses                             0.28%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Short Duration Fund          $49        $155        $272        $619
---------------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Current income. The fund intends to maintain a stable share price of $1. PRINCIPAL STYLE CHARACTERISTICS
Very short-term high quality money market instruments.
PORTFOLIO MANAGER

DAVID MARMON
Fischer Francis Trees &
Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1987.
David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
- U.S. and foreign banks
- Corporate issuers
- U.S. government and its agencies and instrumentalities
- U.S. states and municipalities
- Foreign governments
- Multinational organizations such as the World Bank

The subadviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

MINIMUM CREDIT QUALITY. Ratings for at least 95% of the fund's investments are in the rating agencies' highest short-term rating category or of equivalent quality for unrated securities.

MAXIMUM MATURITY. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              3.21
'93                                                                              2.76
'94                                                                              3.91
'95                                                                              5.71
'96                                                                              5.02
'97                                                                              5.16
'98                                                                              5.13
'99                                                                              4.89
'00                                                                              6.17
'01                                                                              4.09

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)


                        Total Return   Quarter/Year
---------------------------------------------------

Best                       1.63%         4th/2000

Worst                      0.55%         4th/2001
---------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day Treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                      One    Five     Ten
                     Year    Years   Years
------------------------------------------

Money Market Fund    4.09%   5.09%   4.60%

90-Day Treasury
  Bills              3.76%   4.99%   4.69%
------------------------------------------



Current Yield for Period Ended December 31, 2001*
-------------------------------------------------
Money Market Fund    7 Days: 1.64%
-------------------------------------------------


*Call 1-800-422-1050 for the fund's current 7-day yield.

RISK/RETURN SUMMARY -- FIXED INCOME

HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
- There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
- The subadviser's judgment about the relative values of securities selected for the fund's portfolio proves to be incorrect.
Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------
SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.30%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.20%
                                            -----
  Total annual fund operating expenses      0.50%
-------------------------------------------------


(1) Because the adviser has voluntarily agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.18%
      Total annual fund operating
        expenses                            0.38%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Money Market Fund            $51        $162        $283        $645
---------------------------------------------------------------------

THE FUNDS' INVESTMENTS
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INVESTMENTS
The equity funds may invest in all types of equity securities.

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS
Harbor Bond Fund and Harbor Short Duration Fund may invest in all types of fixed income securities.
Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and other short-term debt securities.

--------------------------------------------------------------------------------
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain imbedded leverage.

--------------------------------------------------------------------------------
CREDIT QUALITY

Securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the subadviser believes to be of comparable quality to rated investment-grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to over-the-counter derivative contracts.

THE FUNDS' INVESTMENTS
INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS
--------------------------------------------------------------------------------

DERIVATIVE CONTRACTS

Each fund, other than Harbor Money Market Fund, may, but is not required to, use derivative contracts for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
- As a substitute for purchasing or selling securities or foreign currencies.
- To manage the duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivative contracts can have a big impact on a fund portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund's portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings. If a fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund's portfolio less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE POSITIONS

In response to adverse market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary defensive positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders' tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. For the fiscal year ended October 31, 2001, the portfolio turnover rates for Harbor Large Cap Value Fund, Harbor Global Equity Fund, Harbor Bond Fund and Harbor Short Duration Fund were 194%, 143%, 531% and 246%, respectively. The portfolio turnover rates for Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund are each expected to be approximately 100% during the current fiscal year. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate creates expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders. Major shareholders of Harbor Short Duration Fund use it as a liquidity reserve and, therefore, there is frequent purchase and sales activity.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE ADVISER

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund.


Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is a wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations. As of December 31, 2001, Robeco Groep N.V. through its investment management subsidiaries, had approximately $93.3 billion in assets under management.


The combined assets of Harbor Fund and the pension plans managed by Harbor Capital Advisors were approximately $15.1 billion as of December 31, 2001.


Subject to the approval of the Harbor Fund board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The adviser evaluates and allocates each funds' assets.

The adviser also:
- Attempts to ensure quality control in the investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
- Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
- Focuses on strict cost control.


In order to more effectively manage the funds, Harbor Fund and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Fund board of trustees, to select subadvisers to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval.


In addition to its investment management services to the funds, the adviser administers each fund's business affairs. For the year ended October 31, 2001, as shown below, each fund paid the adviser an advisory fee for these services. The adviser has also agreed to voluntarily waive a portion of the advisory fee for certain funds for the fiscal year ending October 31, 2002. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser out of its own assets. No fund is responsible for paying any portion of the subadvisory fee to the subadviser.


ANNUAL ADVISORY FEE RATES
(as a percentage of the fund's average net assets)


                                 Actual     Contractual
                                Advisory     Advisory
                                Fee Paid        Fee
-------------------------------------------------------
DOMESTIC EQUITY

  Harbor Capital
    Appreciation Fund             0.60%        0.60%


  Harbor Mid Cap Growth Fund      0.55         0.75


  Harbor Growth Fund              0.75         0.75


  Harbor Small Cap Growth
    Fund                          0.55         0.75


  Harbor Large Cap Value
    Fund                          0.60         0.60


  Harbor Mid Cap Value
    Fund(1)                        N/A         0.75

  Harbor Small Cap Value
    Fund(2)                        N/A         0.75
INTERNATIONAL EQUITY

  Harbor International Fund       0.79         0.85


  Harbor International Fund
    II                            0.65         0.75


  Harbor International
    Growth Fund                   0.75         0.75


  Harbor Global Equity Fund       0.55         0.75

FIXED INCOME

  Harbor Bond Fund                0.48         0.70


  Harbor Short Duration Fund      0.20         0.40


  Harbor Money Market Fund        0.18         0.30

-------------------------------------------------------



(1)Inception date 03/01/2002



(2) Inception date 12/14/2001



Each subadviser also subadvises a substantial portion of the pension plan assets managed by Harbor Capital Advisors and has adopted procedures to reasonably ensure fair asset allocation between the respective fund and the pension plan. The objectives and investment styles of each of the Harbor funds (except Harbor Money Market Fund) match those segments of the pension plan subadvised by the subadvisers. This allows Harbor Fund to utilize research and other information on a cost effective basis. Money managers are interviewed at least annually to collect and update data about their organizations and performance.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

WALL STREET
ASSOCIATES
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Wall Street Associates. The Wall Street Associates Mid Cap Growth composite is comprised of all fee paying accounts under discretionary management by Wall Street Associates that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Growth Fund. Wall Street Associates has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wall Street Associates in managing all mid cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the actual annual fund operating expenses payable by the Harbor Mid Cap Growth Fund were used.

The historical performance of the Mid Cap Growth composite is not that of any of the Harbor Funds, including Harbor Mid Cap Growth Fund, and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Growth Fund commenced operations on November 1, 2000. Harbor Mid Cap Growth Fund's actual performance may vary significantly from the past performance of this composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

WESTFIELD
CAPITAL
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Westfield Capital Management Company, Inc. The Westfield Capital Management Small Cap Growth composite is comprised of all fee paying accounts under discretionary management by Westfield Capital Management that have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. Westfield Capital Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Westfield Capital Management in managing all small cap growth portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the actual annual fund operating expenses payable by the Harbor Small Cap Growth Fund were used.


The historical performance of the Small Cap Growth composite is not that of any of the Harbor Funds, including Harbor Small Cap Growth Fund and is not necessarily indicative of any fund's future results. The Harbor Small Cap Growth Fund commenced operations November 1, 2000. Harbor Small Cap Growth Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
WESTFIELD CAPITAL MANAGEMENT SMALL CAP GROWTH COMPOSITE PERFORMANCE


                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   --------------------------------------------------------------------
                                                                                                       SINCE INCEPTION
          SMALL CAP GROWTH COMPOSITE*              3 YEARS          5 YEARS          10 YEARS            JULY 1, 1989
          ---------------------------              -------          -------          --------          ---------------
Composite net of all advisory fees and expenses     22.17%           20.30%            16.29%               19.14%
Composite gross of advisory fees                    23.82            21.94             17.88                20.76
Russell 2000(R) Growth index                         0.25             2.87              7.19                 8.03


                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                     ------------------------------------------------------------
                                     1992       1993       1994       1995       1996       1997
                                     ----       ----       ----       ----       ----       ----
Composite net of all advisory
  fees and expenses                  12.84%     12.70%     -3.39%     30.28%     12.13%     22.69%
Composite gross of advisory fees     14.39      14.24      -2.02      31.99      13.67      24.34
Russell 2000(R) Growth index          7.77      13.36      -2.43      31.04      11.26      12.95

                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                   ---------------------------------------
                                   1998       1999        2000       2001
                                   ----       ----        ----       ----
Composite net of all advisory
  fees and expenses                12.64%     74.07%      15.74%     -9.50%
Composite gross of advisory fees   14.20      76.22       17.32      -8.17
Russell 2000(R) Growth index        1.23      43.09      -22.43      -9.23


-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:


                                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                3 YEARS          5 YEARS          10 YEARS            JULY 1, 1989
                                                -------          -------          --------           ---------------
  Composite net after expense limitation         22.41%           20.54%            16.52%               19.37%



                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                      --------------------------------------------------------------------------------------
                                      1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                      ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
  Composite net after expense
  limitation                          13.06%   12.92%   -3.20%   30.52%   12.35%   22.92%   12.87%   74.38%   15.97%   -9.31%



* The Small Cap Growth composite includes all fee paying discretionary accounts managed by Westfield Capital Management which have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. As of December 31, 2001, the Small Cap Growth composite was composed of 147 accounts, totaling approximately $1.8 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

ARMSTRONG SHAW
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Armstrong Shaw Associates, Inc. ("Armstrong Shaw"). The Armstrong Shaw Large Cap Value composite is comprised of all fee paying accounts under discretionary management by Armstrong Shaw that have substantially similar investment objectives, policies and strategies as the Harbor Large Cap Value Fund. Armstrong Shaw has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Armstrong Shaw in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual annual fund operating expenses payable by the Harbor Large Cap Value Fund were used.

The historical performance of the Large Cap Value composite is not that of any of the Harbor Funds, including Harbor Large Cap Value Fund, and is not necessarily indicative of any fund's future results. Harbor Large Cap Value Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


--------------------------------------------------------------------------------
ARMSTRONG SHAW LARGE CAP VALUE COMPOSITE PERFORMANCE


                                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                     ---------------------------------------------------------------------
                                                                                                          SINCE INCEPTION
          LARGE CAP VALUE COMPOSITE*                 3 YEARS          5 YEARS          10 YEARS           JANUARY 1, 1988
          --------------------------                 -------          -------          --------           ---------------
Composite net of all advisory fees and expenses       10.89%           17.60%            16.99%                15.77%
Composite gross of advisory fees                      11.73            18.49             17.94                 16.18
Russell 1000(R) Value index                            2.74            11.13             14.16                 14.48


                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                      ------------------------------------------------------------
                                      1992       1993       1994       1995       1996       1997
                                      ----       ----       ----       ----       ----       ----
Composite net of all advisory fees
  and expenses                        11.23%     13.29%      0.04%     39.53%     21.38%     33.52%
Composite gross of advisory fees      12.14      14.26       1.09      40.69      22.35      34.55
Russell 1000(R) Value index           13.81      18.12      -1.99      38.35      21.64      35.18

                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                      -------------------------------------
                                      1998       1999       2000      2001
                                      ----       ----       ----      ----
Composite net of all advisory fees
  and expenses                        23.53%     16.31%     7.41%      9.02%
Composite gross of advisory fees      24.46      17.16      8.26       9.82
Russell 1000(R) Value index           15.63       7.35      7.01      -5.59


-------------------------


* The Large Cap Value composite includes all fee paying discretionary accounts managed by Armstrong Shaw which have substantially similar investment objectives, policies and strategies as the Harbor Large Cap Value Fund. As of December 31, 2001, the Large Cap Value composite was composed of 77 accounts, totaling approximately $2.2 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


DALTON,
GREINER,
HARTMAN,
MAHER & CO.
COMPOSITE
PERFORMANCE
INFORMATION



The following table presents the past performance of a composite of certain accounts managed by Dalton, Greiner, Hartman, Maher & Co. ("DGHM"). The DGHM Mid Cap Value composite is comprised of all fee paying accounts under discretionary management by DGHM that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. DGHM has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of DGHM in managing all mid cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. To calculate the performance of the composite net of advisory fees and expenses, the estimated annual fund operating expenses payable by the Harbor Mid Cap Value Fund were used.


The historical performance of the Mid Cap Value composite is not that of any of the Harbor funds, including Harbor Mid Cap Value Fund and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Value Fund commenced operations on March 1, 2002, and does not yet have a full year of its own performance record. Harbor Mid Cap Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
DGHM MID CAP VALUE COMPOSITE PERFORMANCE


                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                  --------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
        MID CAP VALUE COMPOSITE*                  3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
        ------------------------                  -------          -------          --------          ---------------
Composite net of all advisory fees and
  expenses                                         22.63%           17.22%            16.09%               14.85%
Composite gross of advisory fees                   24.36            18.89             17.75                16.49
Russell Midcap(R) Value index                       6.80            11.46             14.41                13.47



                                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                          --------------------------------------------------------------------------------------
                                          1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                          ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Composite net of all advisory fees and
  expenses                                22.61%   23.34%   -5.70%   15.78%   21.66%   27.75%   -6.07%   17.50%   40.08%   12.04%
Composite gross of advisory fees          24.33    25.07    -4.29    17.43    23.37    29.53    -4.65    19.18    41.99    13.67
Russell Midcap(R) Value index             21.68    15.62    -2.13    34.93    20.26    34.37     5.08    -0.11    19.18     2.33


-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:


                                                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                             --------------------------------------------------------------------
                                                                                                                 SINCE INCEPTION
                                                             3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
                                                             -------          -------          --------          ---------------
Composite net after expense limitation                       22.95%           17.52%            16.39%              15.15%



                                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                           --------------------------------------------------------------------------------------
                                           1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                           ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Composite net after expense limitation     22.92%   23.66%   -5.44%   16.08%   21.97%   28.07%   -5.81%   17.80%   40.43%   12.34%



* The Mid Cap Value composite includes all fee paying discretionary accounts managed by DGHM which have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. As of December 31, 2001, the Mid Cap Value composite was composed of 10 accounts totaling approximately $80 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

EARNEST
PARTNERS
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by EARNEST Partners LLC. The EARNEST Partners Small Cap Value composite is comprised of all fee paying accounts under discretionary management by EARNEST Partners that have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Value Fund. EARNEST Partners has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of EARNEST Partners in managing all small cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Value Fund. To calculate the performance of the composite net of advisory fees and expenses, the estimated annual fund operating expenses payable by the Harbor Small Cap Value Fund were used.


The historical performance of the Small Cap Value composite is not that of any of the Harbor funds, including Harbor Small Cap Value Fund and is not necessarily indicative of any fund's future results. The Harbor Small Cap Value Fund commenced operations on December 14, 2001, and does not yet have a full year of its own performance record. Harbor Small Cap Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
EARNEST PARTNERS SMALL CAP VALUE COMPOSITE PERFORMANCE


                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   ---------------------------------------------------------------------
                                                                                                        SINCE INCEPTION
     SMALL CAP VALUE COMPOSITE*                    1 YEAR           2 YEARS           3 YEARS           JANUARY 1, 1999
     --------------------------                    ------           -------           -------           ---------------
Composite net of all advisory fees
  and expenses                                     13.70%            24.72%            21.62%                21.62%
Composite gross of advisory fees                   15.34             26.48             23.34                 23.34
Russell 2000(R) Value index                        14.03             18.34             11.33                 11.33



                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                 -----------------------------------------------------------------
                                                                   1999        2000        2001
                                                                   ----        ----        ----
Composite net of all advisory fees and expenses                    15.64%      36.82%      13.70%
Composite gross of advisory fees                                   17.29       38.69       15.34
Russell 2000(R) Value index                                        -1.49       22.83       14.03


-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:


                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   ---------------------------------------------------------------------
                                                                                                        SINCE INCEPTION
                                                   1 YEAR           2 YEARS           3 YEARS           JANUARY 1, 1999
                                                   ------           -------           -------           ---------------
  Composite net after expense limitation           14.00%            25.05%            21.93%               21.93%



                                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                 ---------------------------------------------------------------
                                                                  1999        2000        2001
                                                                  ----        ----        ----
  Composite net after expense limitation                         15.94%      37.16%      14.00%



* The Small Cap Value composite includes all fee paying discretionary accounts managed by EARNEST Partners which have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Value Fund. As of December 31, 2001, the Small Cap Value composite was composed of 4 accounts, totaling approximately $182 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

MASTHOLM
ASSET
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Mastholm Asset Management LLC ("Mastholm"). The Mastholm International Growth composite is comprised of all fee paying accounts under discretionary management by Mastholm that have substantially similar investment objectives, policies and strategies as the Harbor International Growth Fund. Mastholm Asset Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards
(GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Mastholm in managing all international growth equity portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor International Growth Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual annual fund operating expenses payable by the Harbor International Growth Fund were used.


The historical performance of the Mastholm International Growth composite is not that of any of the Harbor Funds, including Harbor International Growth Fund, and is not necessarily indicative of any fund's future results. Harbor International Growth Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
MASTHOLM INTERNATIONAL GROWTH COMPOSITE PERFORMANCE


                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                    ---------------------------------------------------------------------
                                                                                                         SINCE INCEPTION
  INTERNATIONAL GROWTH COMPOSITE*                    2 YEARS                   3 YEARS                    JULY 1, 1997
  -------------------------------                    -------                   -------                   ---------------
Composite net of all advisory fees
  and expenses                                        -12.09%                    4.44%                         4.53%
Composite gross of advisory fees                      -11.27                     5.38                          5.50
EAFE Growth index                                     -24.55                    -9.67                         -4.05



                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                  ----------------------------------------------------------------
                                                  1998               1999                2000                2001
                                                  ----               ----                ----                ----
Composite net of all advisory fees and expenses   10.34%             47.41%               2.17%             -24.36%
Composite gross of advisory fees                  11.38              48.63                3.08              -23.63
EAFE Growth index                                 22.21              29.46              -24.51              -24.58


-------------------------


* The International Growth composite includes all fee paying discretionary accounts managed by Mastholm which have substantially similar investment objectives, policies and strategies as the Harbor International Growth Fund. As of December 31, 2001, the International Growth composite was composed of 18 accounts, totaling approximately $2.7 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

BPI GLOBAL
ASSET
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by BPI Global Asset Management LLP. The BPI Global Asset Management Global Equity composite is comprised of all fee paying accounts under discretionary management by BPI Global Asset Management that have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. BPI Global Asset Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BPI Global Asset Management in managing all global equity portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Global Equity Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual fund operating expenses for the 9 month period ended October 31, 2001 payable by the Harbor Global Equity Fund were used.

The historical performance of the Global Equity composite is not that of any of the Harbor Funds, including Harbor Global Equity Fund, and is not necessarily indicative of any fund's future results. The Harbor Global Equity Fund commenced operations on February 1, 2001, and does not yet have a full year of its own performance. Harbor Global Equity Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


--------------------------------------------------------------------------------
BPI GLOBAL ASSET MANAGEMENT GLOBAL EQUITY COMPOSITE PERFORMANCE


                                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                      ----------------------------------------------------------------------
                                                                                                           SINCE INCEPTION
       GLOBAL EQUITY COMPOSITE*                        2 YEARS                   3 YEARS                    APRIL 1, 1997
       ------------------------                        -------                   -------                   ---------------
Composite net of all advisory fees and
  expenses                                              -20.89%                    -1.55%                         6.72%
Composite gross of advisory fees                        -19.59                     -0.01                          8.36
MSCI World index                                        -15.02                     -3.37                          5.59



                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   ----------------------------------------------------------------
                                                   1997**         1998          1999           2000           2001
                                                   ------         ----          ----           ----           ----
Composite net of all advisory fees and expenses    14.38%         24.79%        52.48%        -15.87%        -25.62%
Composite gross of advisory fees                   15.65          26.64         54.62         -14.50         -24.37
MSCI World index                                   15.76          24.34         24.93         -13.18         -16.82


-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:


                                                          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                         ----------------------------------------------------------------------
                                                                                                              SINCE INCEPTION
                                                          2 YEARS                   3 YEARS                    APRIL 1, 1997
                                                          -------                   -------                   ---------------
  Composite net after expense limitation                   -20.60%                   -1.21%                        7.08%



                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   ----------------------------------------------------------------
                                                   1997**         1998          1999           2000           2001
                                                   ------         ----          ----           ----           ----
  Composite net after expense limitation           14.66%         25.20%        52.95%        -15.57%        -25.34%



 * The Global Equity composite includes all fee paying discretionary accounts managed by BPI Global Asset Management which have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. As of December 31, 2001, the Global Equity composite was composed of 5 accounts, totaling approximately $967 million.


** Unannualized, since inception, April 1, 1997.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE SUBADVISERS
AND FUND MANAGERS

Each fund's investments are selected by one or more subadvisers. The following table describes each fund's portfolio manager(s), the subadviser that employs the manager and the manager's business experience.


                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR DOMESTIC              CAPITAL           SPIROS SEGALAS                          1990       President (since 1993), Chief
EQUITY FUNDS                 APPRECIATION      Jennison Associates LLC                            Investment Officer (since
                                               466 Lexington Avenue                               1973); and Director and
                                               New York, NY 10017                                 Founding Member of Jennison
                                                                                                  (since 1969).
                             ----------------------------------------------------------------------------------------------------
                             MID CAP           WILLIAM JEFFERY                         2000       President, Chairman of the
                             GROWTH            Wall Street Associates                             Board of Directors, Portfolio
                                               1200 Prospect Street, Suite 100                    Manager and Founding Partner,
                                               LaJolla, CA 92037                                  Wall Street Associates (since
                                                                                                  1987).

                                               KENNETH MCCAIN                          2000       Director, Portfolio Manager and
                                               Wall Street Associates                             Founding Partner, Wall Street
                                                                                                  Associates (since 1987).

                                               DAVID BARATTA                           2000       Portfolio Manager, Wall Street
                                               Wall Street Associates                             Associates (since 1999); and
                                                                                                  Portfolio Manager, Morgan
                                                                                                  Grenfell, Inc. (1994-1999).
                             ----------------------------------------------------------------------------------------------------
                             GROWTH            PETER WELLES                            1997       President of Emerging Growth
                                               Emerging Growth Advisors, Inc.                     Advisors, Inc. (since 1993)
                                               401 E. Pratt Street, Suite 211
                                               Baltimore, MD 21202
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         WILLIAM MUGGIA                          2000       Director, President, Chief
                             GROWTH            Westfield Capital Management                       Investment Officer and
                                               Company, LLC                                       Portfolio Manager, Westfield
                                               One Financial Center, 23rd Floor                   Capital Management (since
                                               Boston, MA 02111                                   1994); Corporate Finance
                                                                                                  Division, Alex. Brown & Sons
                                                                                                  (1992-1994).
                             ----------------------------------------------------------------------------------------------------
                             LARGE CAP         JEFFREY SHAW                            2001       Chairman (since 1999),
                             VALUE             Armstrong Shaw Associates, Inc.                    President (since 1989) and
                                               45 Grove Street                                    Chief Investment Officer of
                                               New Canaan, CT 06840                               Armstrong Shaw Associates, Inc.

                             ----------------------------------------------------------------------------------------------------
                             MID CAP VALUE     TIMOTHY G. DALTON, JR.                  2002       Chairman (since 1990) and
                                               Dalton, Greiner, Hartman,                          Portfolio Manager (since 1987)
                                               Maher & Co.                                        at DGHM.
                                               565 Fifth Avenue
                                               Suite 2101
                                               New York, NY 10017
                                               KENNETH J. GREINER                      2002       CEO (since 2001), Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1987) and
                                               Maher & Co.                                        President (1990- 2000) at DGHM.
                                               BRUCE H. GELLER                         2002       Executive Vice President (since
                                               Dalton, Greiner, Hartman,                          1999) and Portfolio Manager
                                               Maher & Co.                                        (since 1992) at DGHM.
                                               PETER A. GULLI                          2002       Vice President and Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1999) at DGHM
                                               Maher & Co.                                        and Vice President and Equity
                                                                                                  Analyst (1994-1999) at Chase
                                                                                                  Manhattan Bank.
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         PAUL E. VIERA                           2001       CEO, Portfolio Manager, and
                             VALUE             EARNEST Partners LLC                               founder of EARNEST Partners
                                               75 Fourteenth Street                               (since 1998); Global Partner
                                               Suite 2300                                         and senior member of Investment
                                               Atlanta, GA 30309                                  Committee at INVESCO
                                                                                                  (1991-1998).


THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL         INTERNATIONAL     HAKAN CASTEGREN                         1987       President, Northern Cross
EQUITY FUNDS                                   Northern Cross Investments Limited                 (since 1993); and President,
                                               Clarendon House                                    Boston Overseas Investors, Inc.
                                               2 Church Street                                    (1990-1993).
                                               Hamilton, Bermuda HMDX
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL     JAMES LATORRE                           1996       President, Summit (since 1996);
                             II                Summit International Investments,                  Vice President, Boston Investor
                                               Inc.                                               Services, Inc. (1993-1997); and
                                               125 Summer Street                                  Vice President, Boston Overseas
                                               Boston, MA 02110                                   Investors, Inc. (1992-1993).
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL     THEODORE TYSON                          2001       Managing Director, Chief
                             GROWTH            Mastholm Asset Management LLC                      Investment Officer and
                                               10500 NE 8th Street                                Portfolio Manager of Mastholm
                                               Suite 1725                                         Asset Management LLC (since
                                               Bellevue, WA 98004                                 1997).

                                               JOSEPH JORDAN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management                          of Mastholm (since 1997).
                                               DOUGLAS ALLEN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management                          of Mastholm (since 1999);
                                                                                                  International Investment
                                                                                                  Analyst, American Century
                                                                                                  Investors (1995-1999).
                             ----------------------------------------------------------------------------------------------------
                             GLOBAL EQUITY     DAN JAWORSKI                            2001       Chief Investment Officer,
                                               BPI Global Asset Management LLP                    Managing Director and
                                               1900 Summit Tower Blvd, Suite 450                  Co-Founder, BPI Global Asset
                                               Orlando, FL 32810                                  Management LLP (since 1997);
                                                                                                  and Managing Director of
                                                                                                  International Portfolio
                                                                                                  Management and Research, STI
                                                                                                  Capital Management (SunTrust,
                                                                                                  Inc.) (1995-1997).

                                               PABLO SALAS                             2001       Portfolio Manager, Managing
                                               BPI Global Asset Management LLP                    Director and Co-Founder, BPI
                                                                                                  Global Asset Management LLP
                                                                                                  (since 1997); and Portfolio
                                                                                                  Manager, STI Capital Management
                                                                                                  (SunTrust, Inc.) (1996-1997).

                                               JON SORENSON                            2001       Portfolio Manager, BPI Global
                                               BPI Global Asset Management LLP                    Asset Management LLP (since
                                                                                                  1998); and Research Analyst,
                                                                                                  STI Capital Management
                                                                                                  (SunTrust, Inc.) (1990-1998)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR FIXED INCOME FUNDS    BOND              WILLIAM GROSS                           1987       Managing Director, PIMCO (Del.
                                               Pacific Investment Management Co.                  G.P.) (since 1994); and
                                               840 Newport Center Drive                           Managing Director, PIMCO
                                               P.O. Box 6430                                      (1982-1994).
                                               Newport Beach, CA 92658-6430
                             ----------------------------------------------------------------------------------------------------
                             SHORT DURATION    DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                               200 Park Avenue                                    FFTW (1990-1996).
                                               New York, NY 10166
                             ----------------------------------------------------------------------------------------------------
                             MONEY MARKET      DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                                                                                  FFTW (1990-1996).

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES OF HARBOR FUND
If you are investing in an IRA call 1-800-422-1050 or visit our web site at www.harborfund.com for the appropriate application and information.

Harbor Fund will not accept cash, third-party checks, credit card convenience checks or checks drawn on banks outside the U.S.

Harbor Fund does not issue share certificates.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation.

All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. All purchase orders are subject to acceptance by Harbor Fund. Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

--------------------------------------------------------------------------------

                             BY MAIL                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             MINIMUM INVESTMENT       $1,000 (regular account)           $100 (regular account)
                             FIRST CLASS MAIL TO:     $500 (IRAs, UGMA, UTMA, profit-    $100 (IRAs, UGMA, UTMA, profit-
                             Harbor Transfer, Inc.    sharing, savings or pension        sharing, savings or pension
                             P.O. Box 10048           plans and Systematic Investment    plans and Systematic Investment
                             Toledo, OH 43699-0048    Plans)                             Plans)
                             EXPRESS OR               Complete and sign the              Complete the stub at the bottom
                             REGISTERED MAIL TO:      appropriate new account            of the most recent
                             Harbor Transfer, Inc.    application. If you are an         confirmation.
                             One SeaGate              institution, include a
                             13th Floor               certified copy of a corporate      Make your check payable to:
                             Toledo, OH 43666         resolution identifying             "Harbor Fund"
                                                      authorized signers.
                                                      Make your check payable to:
                                                      "Harbor Fund"
                             -------------------------------------------------------------------------------------------

                             BY WIRE                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             MINIMUM INVESTMENT       $5,000                             $500
                             WIRE TO:                 Send the completed account         Instruct your bank to wire the
                             State Street Bank and    application to Harbor Transfer     amount of the additional
                             Trust Company            at the address above.              investment to State Street Bank
                             Boston, MA                                                  and Trust Company.
                             ABA#: 0110 0002 8        Instruct your bank to wire the
                             Acct: DDA #3018-065-7    purchase amount to State Street    Call the shareholder servicing
                             Supply fund name,        Bank and Trust Company, after      agent at 1-800-422-1050 for
                             account registration     your account had been              additional instructions if you
                             and account number       established.                       are sending a wire of $100,000
                                                                                         or more.
                                                      Call the shareholder servicing
                                                      agent at 1-800-422-1050 for
                                                      additional instructions if you
                                                      are sending a wire of $100,000
                                                      or more.
                             -------------------------------------------------------------------------------------------

                             BY TELEPHONE             ADD TO AN EXISTING ACCOUNT
                             MINIMUM INVESTMENT       $100
                             MAXIMUM INVESTMENT       $10,000
                             CALL HARBOR TRANSFER     You must have banking instructions already established on your
                             AT: 1-800-422-1050       account. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at
                                                      1-800-422-1050 to request an Account Maintenance form to add this feature to your account or you may download the form from our website at www.harborfund.com.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES OF    ACCESSHARBOR             ADD TO AN EXISTING ACCOUNT
HARBOR FUND
                             MINIMUM INVESTMENT       $100
                             MAXIMUM INVESTMENT       $10,000

                             VISIT OUR WEBSITE AT:    You must have banking instructions already established on your
                             www.accessharbor.com     account. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at
                                                      1-800-422-1050 to request an Account Maintenance form to add this feature to your account or you may download the form from our website at www.harborfund.com.
                             -------------------------------------------------------------------------------------------

                                                      If you invest through a financial intermediary, please read that
                             THROUGH A FINANCIAL      firm's program materials carefully to learn of any special rules
                             INTERMEDIARY OR          that may apply. For example, special terms may apply to additional
                             BROKER                   service features, fees, or other policies. Contact your financial intermediary or broker-dealer to find out about its procedures and fees for processing orders to purchase shares. Purchase orders received in good order by your financial intermediary or dealer or dealer's agent before the close of the NYSE, usually 4:00 p.m.
                                                      eastern time, on any business day receive that day's share price.
                                                      Your financial intermediary or dealer is responsible for promptly transmitting properly completed orders to the shareholder
                                                      servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES OF HARBOR FUND
An exchange is a redemption of shares from one fund and a purchase of shares in another.

Exchanges are taxable transactions and you may realize a gain or a loss.

You may exchange among funds if both accounts have the same name, address and account number. Exchanges must meet the applicable minimum investment amounts for each fund and each account must have at least $1,000 after the exchange. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price.


Harbor Fund will refuse exchanges by any person or group if it believes that a fund would be unable to invest the money effectively or would otherwise be adversely affected. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Harbor Fund may temporarily or permanently terminate the exchange privilege of any investor without prior notice who makes more than four exchanges out of the same fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.



Harbor Fund may change or terminate the exchange privilege on 60 days' prior notice.

--------------------------------------------------------------------------------


                            BY MAIL                  Mail a written exchange request to the shareholder servicing
                            FIRST CLASS MAIL TO:     agent. State the name of both funds, the number of shares or
                            Harbor Transfer, Inc.    dollar amount to be exchanged and the account numbers for
                            P.O. Box 10048           both funds. Sign the request exactly as the name or names
                            Toledo, OH 43699-0048    (if more than one name) appear on the account registration.
                            EXPRESS OR               Neither Harbor Fund nor the shareholder servicing agent is
                            REGISTERED MAIL TO:      responsible for any misdirected or lost mail.
                            Harbor Transfer, Inc.
                            One SeaGate
                            13th Floor
                            Toledo, OH 43666
                            -------------------------------------------------------------------------------------

                            BY TELEPHONE             If the account has telephone exchange privileges, call the shareholder servicing agent. Identification will be required
                            CALL HARBOR TRANSFER     and all telephone transactions are recorded.
                            AT:
                            1-800-422-1050           If you are unable to reach the shareholder servicing agent by telephone (for example, during unusual market activity), send the exchange request by mail or via AccessHarbor.
                            -------------------------------------------------------------------------------------

                            ACCESSHARBOR             If the account has internet exchange privileges, visit our web site at www.accessharbor.com. If you are unable to
                            VISIT OUR WEB SITE       access our site, (for example during unusual market
                            AT:                      activity), you may call the shareholder servicing agent or
                            www.accessharbor.com     send the exchange request by mail.
                            -------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL      If you invest through a financial intermediary, please read
                            INTERMEDIARY OR          that firm's program materials carefully to learn of any
                            BROKER                   special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                     policies. Contact your financial intermediary or
                                                     broker-dealer to find out about its procedures and fees for processing orders to exchange shares. Exchanges received in good order by your financial intermediary or dealer or
                                                     dealer's agent before the close of the NYSE, usually 4:00
                                                     p.m. eastern time, on any business day receive that day's
                                                     share price. Your financial intermediary or dealer is
                                                     responsible for promptly transmitting properly completed
                                                     orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO SELL SHARES OF HARBOR FUND

Redemptions are taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds not cashed within 180 days will be reinvested to the account in which it was redeemed at the then current NAV.


All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

--------------------------------------------------------------------------------


                            BY MAIL                  Mail a written redemption request to the shareholder
                            FIRST CLASS MAIL TO:     servicing agent. State the name of the fund, the number of
                            Harbor Transfer, Inc.    shares or dollar amount to be sold and the account number.
                            P.O. Box 10048           Sign the request exactly as the name or names (if more than
                            Toledo, OH 43699-0048    one name) appear on the account registration.
                            EXPRESS OR               IRA redemption requests must be made in writing, including
                            REGISTERED MAIL TO:      tax withholding information. If withholding information is
                            Harbor Transfer, Inc.    not specified, Harbor Fund will withhold 10%. Call the
                            One SeaGate              shareholder servicing agent or visit our web site at
                            13th Floor               www.harborfund.com for an IRA Request for Distribution form.
                            Toledo, OH 43666
                                                     Signature guarantees may be required. See "Shareholder and
                                                     Account Policies" for more information.
                                                     Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
                            -------------------------------------------------------------------------------------

                            BY TELEPHONE             If the account has telephone redemption privileges, call the shareholder servicing agent. Identification will be required
                            CALL HARBOR TRANSFER     and all telephone transactions are recorded.
                            AT:
                            1-800-422-1050           If you are unable to reach the shareholder servicing agent by telephone (for example, during unusual market activity), send the redemption request by mail or via AccessHarbor.
                                                     You may not sell shares in an IRA account by telephone. Call the shareholder servicing agent for an IRA Request for
                                                     Distribution form.
                                                     Telephone redemptions are limited to $100,000 per account
                                                     per day.
                            -------------------------------------------------------------------------------------

                            ACCESSHARBOR             If the account has internet redemption privileges, visit our web site at www.accessharbor.com. If you are unable to
                            VISIT OUR WEB SITE       access our site, (for example during unusual market
                            AT:                      activity), you may call the shareholder servicing agent or
                            www.accessharbor.com     send the redemption request by mail.
                                                     You may not sell shares in an IRA account or UTMA/UGMA
                                                     account on-line. Call the shareholder servicing agent to
                                                     request an IRA Request for Distribution form or to request a redemption from your UTMA/UGMA account.
                                                     Internet redemptions are limited to $100,000 per account,
                                                     per day.
                            -------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL      If you invest through a financial intermediary, please read
                            INTERMEDIARY OR          that firm's program materials carefully to learn of any
                            BROKER                   special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                     policies. Contact your financial intermediary or
                                                     broker-dealer to find out about its procedures and fees for processing orders to sell shares. Redemption orders received in good order by your financial intermediary or dealer or
                                                     dealer's agent before the close of the NYSE, usually 4:00
                                                     p.m. eastern time, on any business day receive that day's
                                                     share price. Your financial intermediary or dealer is
                                                     responsible for promptly transmitting properly completed
                                                     orders to the shareholder servicing agent.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

TRANSACTION AND ACCOUNT POLICIES

SHARE PRICE
Each fund calculates its net asset value (NAV or share price) at the close of regular trading on the NYSE on each business day that Harbor Fund is open for business. A business day is a weekday that is not a holiday listed in the statement of additional information. If the Exchange closes early, the funds calculate NAV at that time. Each fund's shares are purchased and redeemed at the NAV next determined after your purchase or redemption order is received by the shareholder service agent in good order.

Harbor Fund may allow certain brokers, dealers or institutional investors to purchase shares for next day settlement.

VALUATION OF SHARES
Harbor Money Market Fund values its securities at amortized cost. Each other fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund values its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open, and trading may take place on days when U.S. markets are closed. For this reason, the value of foreign securities owned by a fund could change on days when you cannot buy or sell shares.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:
- No third-party checks, credit card convenience checks or checks drawn on banks outside the U.S. are accepted.

- You may not exchange the shares for up to 10 days to make sure that the check has cleared.


- You may sell the shares, but the proceeds may not be mailed for up to 10 business days to make sure that the check has cleared.

- The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.

You can avoid the 10-day holding period by purchasing shares via ACH, wire, postal money order, U.S. treasury check or Federal Reserve check.

REDEMPTIONS IN KIND
A fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.

ACCOUNTS WITH SMALL BALANCES
If your account balance falls below $1,000 ($500 for IRAs, UGMA, UTMA, profit-sharing, savings or pension plans) due to redemptions, the shareholder servicing agent may ask that the account be increased to $1,000 ($500) within 60 days. If the account balance is not increased, the shareholder servicing agent reserves the right to redeem the account at NAV and send the proceeds to the shareholder.

SIGNATURE GUARANTEES
Signature guarantees are designed to help protect you and Harbor Fund from fraud.

A signature guarantee is required if you:
- Redeem more than $100,000;
- Redeem within the first 15 days after your address of record is changed;
- Request that proceeds be sent to an address or bank, other than the one of record; or
- Request that a check for redemption proceeds be made payable to a person other than the registered shareholder.

Harbor Fund reserves the right to require a signature guarantee under other circumstances.

You may obtain a signature guarantee for a nominal fee from most banks, broker-dealers, credit unions, any securities exchange or association, clearing agencies, savings associations or trust companies.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A SIGNATURE GUARANTEE.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.


The funds produce financial reports, which include a list of each of the fund's portfolio holdings, semi-annually and update their prospectus annually.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

EACH FUND
DISTRIBUTES
SUBSTANTIALLY
ALL OF ITS INCOME
AND GAINS


DIVIDENDS, DISTRIBUTIONS AND TAXES
Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund declares and pays any dividends from net investment income and capital gains at least annually, in December. Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Money Market Fund distributes any capital gains annually, in December. Each fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Capital Appreciation Fund, Mid Cap Growth Fund, Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, International Growth Fund and Global Equity Fund expect distributions to be primarily from capital gain. Large Cap Value Fund, International Fund, International Fund II and Bond Fund expects distributions to be from both capital gain and income. Short Duration Fund and Money Market Fund expect distributions to be from income.

Dividends from net investment income and short-term capital gain are taxable as ordinary income and distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on the source and the length of time the fund holds its assets. Dividends and distributions are taxable, whether you receive it in cash or reinvest in additional fund shares.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment whether you reinvest the distribution or receive it in cash. Every January the funds will send you information about the fund's dividends and distributions during the previous calendar year.

If you do not provide Harbor Fund with your social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 30% from your dividends and capital gain distributions, redemptions and any other payments to you.

Unless otherwise instructed, each fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:
- Postal or other delivery service is unable to deliver checks to the address of record; or
- Dividends and capital gain distributions are not cashed within sixty (60) days.

Neither Harbor Fund nor Harbor Transfer has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

For Harbor Money Market Fund, all dividends and/or capital gain distributions of $25 or less will be automatically reinvested.

You should consult your tax adviser about particular federal, state and local taxes that may apply to you.

                     NORMAL DIVIDEND DISTRIBUTION SCHEDULE


             FUND                   ANNUALLY     SEMI-ANNUALLY     QUARTERLY        MONTHLY
-----------------------------------------------------------------------------------------------
 DOMESTIC EQUITY
  Harbor Capital Appreciation
    Fund                               X
  Harbor Mid Cap Growth Fund           X
  Harbor Growth Fund                   X
  Harbor Small Cap Growth Fund         X
  Harbor Large Cap Value Fund                          X
  Harbor Mid Cap Value Fund            X
  Harbor Small Cap Value Fund          X
 INTERNATIONAL EQUITY
  Harbor International Fund            X
  Harbor International Fund II         X
  Harbor International Growth
    Fund                               X
  Harbor Global Equity Fund            X
 FIXED INCOME
  Harbor Bond Fund                                                     X
  Harbor Short Duration Fund                                                           X
  Harbor Money Market Fund                                                             X
-----------------------------------------------------------------------------------------------

INVESTOR SERVICES
--------------------------------------------------------------------------------

HARBOR FUND PROVIDES A VARIETY OF SERVICES TO MANAGE YOUR ACCOUNT

WWW.HARBORFUND.COM
A variety of information, forms and applications are available at www.harborfund.com.

ACCESSHARBOR
AccessHarbor allows you the ability to access your account information and conduct transactions via the internet, 24 hours a day. For transactions conducted through the Internet, Harbor recommends use of an Internet browser with 128-bit encryption.

In order to engage in transactions via AccessHarbor, you must authorize us to transmit account information online and accept online instructions (go to www.AccessHarbor.com and follow the procedures accordingly).


Payment for purchase of shares through AccessHarbor may be made only through an ACH debit of your bank account. Redemptions will be paid by check or ACH transfer only to the address or bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through AccessHarbor.



There is a limit of $10,000 on purchase and $100,000 on redemption transactions through AccessHarbor. Transactions through AccessHarbor are subject to the same minimums as other transaction methods.


Neither Harbor Fund nor its agents will be responsible for any losses resulting from unauthorized or fraudulent transactions through AccessHarbor when procedures designed for engaging in such transactions are followed.


HARBOR NAVIGATOR
You may call the Harbor Navigator at 1-800-422-1050, 24 hours a day, for information about your account or to request forms and applications. Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. Neither Harbor Fund nor its agents will be responsible for any losses resulting from unauthorized or fraudulent transactions by telephone when procedures designed for engaging in such transactions are followed.


TELE TRANSACTIONS
Tele transactions allows you the ability to purchase, exchange or redeem shares from your account via the telephone, during normal business hours.

You may select this feature when completing your new account application.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation. The verification may take up to 15 days.


There is a limit of $10,000 on purchase and $100,000 on redemption transactions via the telephone. Tele transactions are subject to the same minimums as other transaction methods.


You may not exchange the shares for up to 3 business days to make sure that the funds from your account have cleared.


You may sell the shares, but the proceeds may not be mailed for up to 3 business days to make sure that the funds from your account have cleared.


If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add this feature or you may download the form from our website at www.harborfund.com.

DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of another fund. Shares are purchased on the dividend payment date at the dividend payment date price which is later than the ex-dividend date. Purchases are credited to your account on the dividend payment date.

TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by "TOD, Subject to STA TOD Rules". Harbor Fund reserves the right to use the term "beneficiaries" in an account registration rather than list each named beneficiary. However, the shareholder MUST provide the name, address, social security number and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration

INVESTOR SERVICES
--------------------------------------------------------------------------------

form and instructions or you may download the form from our web site at www.harborfund.com.

CHECKWRITING FOR MONEY MARKET FUND

You must have a Money Market Fund account established prior to adding this service. Call the shareholder servicing agent at 1-800-422-1050 to request a signature card to add the checkwriting feature. There is no check writing privilege for IRA accounts.


Individual checks must be for $500 or more. You may not close a Money Market Fund account by writing a check.

AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application. There must be a minimum balance of $500 in a fund before automatic investing is permitted. The minimum for each additional automatic investment is $100.


You may not exchange the shares for up to 3 days to make sure that the funds from your account have cleared.



You may sell the shares, but the proceeds may not be mailed for up to 3 business days to make sure that the funds from your account have cleared.


If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfund.com.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The minimum exchange amount is $100. The fund exchanged out of must have a balance of at least $5,000 and the fund exchanged into must have a balance of at least $500. You must remain in the plan for a minimum of six exchanges. Exchanges are taxable transactions and you may realize a gain or loss.


AUTOMATIC WITHDRAWAL PLAN
You may make monthly or quarterly redemptions from any fund with a minimum balance of $10,000.

You may direct Harbor Fund to withdraw a specific number of shares or dollars (minimum of $100).

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

Harbor Fund may amend or terminate the Automatic Withdrawal Plan without notice to participating shareholders.


RETIREMENT ACCOUNTS


For information on establishing retirement accounts, please call 1-800-422-1050.

- Traditional IRA - an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
- Roth IRA - an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
- SEP IRA - an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

- Other Retirement Plans - A Harbor Fund may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.


HOUSEHOLDING
The fund may mail one copy of the funds' prospectus, financial reports and proxies to each household. If you wish to revoke your consent to this practice, you may do so by contacting the shareholder servicing agent at 1-800-422-1050 or by writing to Harbor Transfer, Inc., P.O. Box 10048, Toledo, OH 43699-0048. Harbor will begin mailing prospectuses, financial reports and proxies to you individually within 30 days after receiving your revocation. Consent is considered valid until revoked.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the most recent fiscal year ended October 31, 2001, has been audited by Ernst & Young LLP, independent

                                                                 INCOME FROM INVESTMENT OPERATIONS
                                                           ---------------------------------------------
                                                                                   NET REALIZED AND
                                                                               UNREALIZED GAINS/(LOSSES)
                                                                                ON INVESTMENTS, FUTURES
                                                                                  CONTRACTS, WRITTEN
                                              NET ASSET                        OPTIONS, SWAP AGREEMENTS,
                                                VALUE           NET             INVESTMENTS SOLD SHORT      TOTAL FROM
                                              BEGINNING     INVESTMENT           AND FOREIGN CURRENCY       INVESTMENT
YEAR/PERIOD ENDED                             OF PERIOD    INCOME/(LOSS)               CONTRACTS            OPERATIONS
 DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
October 31, 2001..........................     $48.16          $ .04                    $(15.63)             $(15.59)
October 31, 2000..........................      46.92             --                       5.84                 5.84
October 31, 1999..........................      33.51           (.02)                     15.78                15.76
October 31, 1998..........................      34.01            .07                       4.35                 4.42
October 31, 1997..........................      25.88            .06                       8.95                 9.01
----------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
October 31, 2001(1).......................     $10.00          $  --                    $ (4.36)             $ (4.36)
----------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
October 31, 2001..........................     $24.23          $  --                    $(12.48)             $(12.48)
October 31, 2000..........................      17.52             --                       7.90                 7.90
October 31, 1999..........................      10.81           (.07)                      7.85                 7.78
October 31, 1998..........................      14.20           (.04)                     (1.07)               (1.11)
October 31, 1997(2).......................      16.00             --                       2.30                 2.30
----------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
October 31, 2001(1).......................     $10.00          $  --                    $  (.28)             $  (.28)
----------------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
October 31, 2001(3).......................     $13.88          $ .24                    $  (.68)             $  (.44)
October 31, 2000..........................      15.40            .27                        .08                  .35
October 31, 1999..........................      15.21            .27                       1.80                 2.07
October 31, 1998..........................      18.17            .27                        .79                 1.06
October 31, 1997..........................      16.04            .34                       4.13                 4.47

 INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
October 31, 2001..........................     $38.85          $ .57(c)                 $ (6.27)             $ (5.70)
October 31, 2000..........................      40.66            .48(c)                    1.22                 1.70
October 31, 1999..........................      36.97            .67(c)                    5.90                 6.57
October 31, 1998..........................      35.84            .51(c)                    1.92                 2.43
October 31, 1997..........................      31.21            .41(c)                    5.44                 5.85
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 2001..........................     $14.28          $ .24(c)                 $ (3.62)             $ (3.38)
October 31, 2000..........................      13.83            .01(c)                    1.23                 1.24
October 31, 1999..........................      11.26            .18(c)                    2.54                 2.72
October 31, 1998..........................      12.14            .12(c)                    (.37)                (.25)
October 31, 1997..........................      10.47            .10(c)                    1.63                 1.73
----------------------------------------------------------------------------------------------------------------------


                                                  LESS DISTRIBUTIONS
                                            ------------------------------
                                            DIVIDENDS      DISTRIBUTIONS
                                             FROM NET         FROM NET
                                            INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                             INCOME      CAPITAL GAINS(5)    DISTRIBUTIONS
 DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
October 31, 2001..........................    $   --           $(6.17)           $(6.17)
October 31, 2000..........................        --            (4.60)            (4.60)
October 31, 1999..........................      (.07)           (2.28)            (2.35)
October 31, 1998..........................      (.07)           (4.85)            (4.92)
October 31, 1997..........................      (.02)            (.86)             (.88)
----------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
October 31, 2001(1).......................    $   --           $   --            $   --
----------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
October 31, 2001..........................    $ (.01)          $(1.55)           $(1.56)
October 31, 2000..........................        --            (1.19)            (1.19)
October 31, 1999..........................        --            (1.07)            (1.07)
October 31, 1998..........................        --            (2.28)            (2.28)
October 31, 1997(2).......................        --            (4.10)            (4.10)
----------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
October 31, 2001(1).......................    $   --           $   --            $   --
----------------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
October 31, 2001(3).......................    $ (.24)          $ (.19)           $ (.43)
October 31, 2000..........................      (.30)           (1.57)            (1.87)
October 31, 1999..........................      (.25)           (1.63)            (1.88)
October 31, 1998..........................      (.28)           (3.74)            (4.02)
October 31, 1997..........................      (.34)           (2.00)            (2.34)
 INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
October 31, 2001..........................    $ (.71)          $(3.79)           $(4.50)
October 31, 2000..........................      (.65)           (2.86)            (3.51)
October 31, 1999..........................      (.58)           (2.30)            (2.88)
October 31, 1998..........................      (.40)            (.90)            (1.30)
October 31, 1997..........................      (.42)            (.80)            (1.22)
----------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 2001..........................    $ (.15)          $ (.75)           $ (.90)
October 31, 2000..........................      (.17)            (.62)             (.79)
October 31, 1999..........................      (.15)              --              (.15)
October 31, 1998..........................      (.10)            (.53)             (.63)
October 31, 1997..........................      (.02)            (.04)             (.06)
----------------------------------------------------------------------------------------------------------------------



See page 52 for notes to the Financial Highlights.

--------------------------------------------------------------------------------


auditors, whose report, along with the funds' financial statements, are included in the funds' annual report (available upon request). The information for years 1997-1999 has been audited by PricewaterhouseCoopers LLP. No financial highlights exist for Harbor Mid Cap Value Fund or Harbor Small Cap Value Fund, which commenced operations on March 1, 2002 and December 14, 2001, respectively.



                                                                             RATIO OF          RATIO OF
                                                    RATIO OF                ADVISER OR         OPERATING          RATIO OF
     NET ASSET                                      OPERATING             SUBADVISER FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                     NET ASSETS         EXPENSES                NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL          END OF PERIOD      TO AVERAGE               TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN            (000S)       NET ASSETS (%)(6)         NET ASSETS (%)    NET ASSETS (%)     NET ASSETS (%)
      $26.40     (35.23)%        $6,020,099            .66%                      --%              .66%                --%
       48.16     12.26            9,100,317            .64                       --               .64                 --
       46.92     48.59            6,484,801            .66                       --               .66                 --
       33.51     15.72            3,833,598            .68                       --               .68                 --
       34.01     35.73            2,798,404            .70                       --               .70                 --
-------------------------------------------------------------------------------------------------------------------------------
      $ 5.64    (43.60)%(e)      $    9,752           1.20%(c)                  .20%             1.20%                --%
-------------------------------------------------------------------------------------------------------------------------------
      $10.19    (53.96)%         $  117,951            .95%                      --%              .95%                --%
       24.23     45.92              275,599            .88                       --               .87                 --
       17.52     76.51              145,249            .90                       --               .90                 --
       10.81     (8.73)              88,030           1.00                       --              1.00                 --
       14.20     18.64              104,568           1.12                       --              1.12                 --
-------------------------------------------------------------------------------------------------------------------------------
      $ 9.72     (2.80)%(e)      $   17,317           1.20%(c)                  .20%             1.20%                --%
-------------------------------------------------------------------------------------------------------------------------------
      $13.01     (3.20)%         $  130,059            .77%                      --%              .77%               .14%(a,f)
       13.88      3.07              147,615            .80                       --               .80                .16(f)
       15.40     14.60              157,382            .76                       --               .76                 --
       15.21      6.69              170,468            .79                       --               .79                 --
       18.17     31.08              161,359            .83                       --               .83                 --

      $28.65    (16.40)%(e)      $3,497,357            .91%(c)                  .06%              .91%                --%
       38.85      3.74(e)         4,830,275            .92(c)                   .06               .92                 --
       40.66     18.54(e)         5,361,024            .92(c)                   .06               .92                 --
       36.97      6.97(e)         5,088,401            .94(c)                   .06               .94                 --
       35.84     19.26(e)         5,090,048            .97(c)                   .05               .97                 --
-------------------------------------------------------------------------------------------------------------------------------
      $10.00    (25.22)%(e)      $   77,043            .89%(c)                  .10%              .89%                --%
       14.28      8.81(e)           126,826            .93(c)                   .10               .92                 --
       13.83     24.37(e)           114,791            .92(c)                   .10               .92                 --
       11.26     (1.98)(e)          112,669           1.15(c)                   .10              1.15                 --
       12.14     16.64(e)           134,957            .99(c)                   .20               .98                 --
-------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
           .15%            89%
          (.07)            86
          (.05)            68
           .24             70
           .23             73
-------------------------------------------------------------------------------------------------------------------------------
          (.92)%(c)        61%
-------------------------------------------------------------------------------------------------------------------------------
          (.17)%            9%
           .02             13
          (.54)            13
          (.30)            23
          (.47)           147
-------------------------------------------------------------------------------------------------------------------------------
          (.67)%(c)        56%
-------------------------------------------------------------------------------------------------------------------------------
          1.64%           194%
          2.05            106
          1.65            110
          1.67            114
          1.98            146
          1.36%(c)          7%
          1.40(c)          10
          1.65(c)           4
          1.27(c)          14
          1.20(c)           6
-------------------------------------------------------------------------------------------------------------------------------
           .79%(c)         33%
           .85(c)          65
          1.36(c)          52
           .86(c)          70
          1.33(c)          58
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INCOME FROM INVESTMENT OPERATIONS
                                                         --------------------------------------------
                                                                               NET REALIZED AND
                                                                           UNREALIZED GAINS/(LOSSES)
                                                                                ON INVESTMENTS,
                                                                          FUTURES CONTRACTS, WRITTEN
                                            NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                              VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                            BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
           YEAR/PERIOD ENDED                OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS
 INTERNATIONAL EQUITY -- CONTINUED
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2001........................     $17.56          $ --                   $(7.30)                $(7.30)
October 31, 2000........................      19.13           .01                     (.06)                  (.05)
October 31, 1999........................      18.07           .14                     1.30                   1.44
October 31, 1998........................      16.15           .11                     2.52                   2.63
October 31, 1997........................      15.35           .12                     1.12                   1.24
-------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
October 31, 2001(4).....................     $10.00          $ --                   $(2.61)                $(2.61)

 FIXED INCOME
HARBOR BOND FUND
October 31, 2001........................     $11.00          $.56(c)                $ 1.08                 $ 1.64
October 31, 2000........................      10.85           .57(c)                   .15                    .72
October 31, 1999........................      11.82           .58(c)                  (.49)                   .09
October 31, 1998........................      11.57           .61(c)                   .53                   1.14
October 31, 1997........................      11.28           .68(c)                   .30                    .98
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2001........................     $ 8.51          $.45(c)                $  .19                 $  .64
October 31, 2000........................       8.56           .55(c)                  (.04)                   .51
October 31, 1999........................       8.69           .46(c)                  (.15)                   .31
October 31, 1998........................       8.66           .48(c)                   .09                    .57
October 31, 1997........................       8.79           .45(c,d)                 .01                    .46
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2001........................     $ 1.00          $.05(c)                $   --                 $  .05
October 31, 2000........................       1.00           .06(c)                    --                    .06
October 31, 1999........................       1.00           .05(c)                    --                    .05
October 31, 1998........................       1.00           .05(c)                    --                    .05
October 31, 1997........................       1.00           .02(c)                    --                    .02
-------------------------------------------------------------------------------------------------------------------


                                                LESS DISTRIBUTIONS
                                          ------------------------------
                                          DIVIDENDS      DISTRIBUTIONS
                                           FROM NET         FROM NET
                                          INVESTMENT        REALIZED            TOTAL
           YEAR/PERIOD ENDED                INCOME      CAPITAL GAINS(5)    DISTRIBUTIONS
 INTERNATIONAL EQUITY -- CONTINUED
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2001........................    $  --            $(1.82)           $(1.82)
October 31, 2000........................     (.14)            (1.38)            (1.52)
October 31, 1999........................     (.11)             (.27)             (.38)
October 31, 1998........................     (.12)             (.59)             (.71)
October 31, 1997........................     (.08)             (.36)             (.44)
-------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
October 31, 2001(4).....................    $  --            $   --            $   --
 FIXED INCOME
HARBOR BOND FUND
October 31, 2001........................    $(.52)           $ (.07)           $ (.59)
October 31, 2000........................     (.57)               --              (.57)
October 31, 1999........................     (.55)             (.51)            (1.06)
October 31, 1998........................     (.66)             (.23)             (.89)
October 31, 1997........................     (.69)               --              (.69)
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2001........................    $(.46)           $   --            $ (.46)
October 31, 2000........................     (.56)               --              (.56)
October 31, 1999........................     (.44)               --              (.44)
October 31, 1998........................     (.54)               --              (.54)
October 31, 1997........................     (.59)               --              (.59)
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2001........................    $(.05)           $   --            $ (.05)
October 31, 2000........................     (.06)               --              (.06)
October 31, 1999........................     (.05)               --              (.05)
October 31, 1998........................     (.05)               --              (.05)
October 31, 1997........................     (.02)               --              (.02)
-------------------------------------------------------------------------------------------------------------------


1  Commenced operations on November 1, 2000.

2 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.


3 Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates as its Subadviser.



4 For the period February 1, 2001 (inception) through October 31, 2001.


5  Includes both short-term and long-term capital gains.

6  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its management fees.

d  Based on monthly average of shares outstanding during the fiscal year.

e The total returns would have been lower had certain expenses not been waived during the periods shown.

f  Dividend expense from investments sold short.

g  Interest expense from investments sold short.

--------------------------------------------------------------------------------


                                                                        RATIO OF          RATIO OF
                                                     RATIO OF          ADVISER OR         OPERATING          RATIO OF
     NET ASSET                                       OPERATING       SUBADVISER FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                      NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL           END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN             (000S)       NET ASSETS (%)(6)    NET ASSETS(%)     NET ASSETS(%)     NET ASSETS (%)
      $ 8.44    (45.53)%          $  437,201            .89%                --%              .89%                --%
       17.56     (1.58)            1,247,082            .89                 --               .89                 --
       19.13      7.87             1,382,513            .91                 --               .91                 --
       18.07     16.96             1,178,252            .96                 --               .96                 --
       16.15      8.13               918,950           1.02                 --              1.02                 --
--------------------------------------------------------------------------------------------------------------------------
      $ 7.39    (26.10)%(b,e)     $    6,765           1.20%(a,c)          .20%(a)          1.20%(a)             --%

      $12.05     15.35%(e)        $1,036,552            .56%(c)            .22%              .56%                --%
       11.00      6.95(e)            717,255            .60(c)             .21               .60                 --
       10.85      0.85(e)            627,180            .61(c)             .21               .60                 --
       11.82     10.33(e)            473,021            .65(c)             .22               .65                 --
       11.57      8.96(e)            362,594            .67(c)             .23               .67                 --
--------------------------------------------------------------------------------------------------------------------------
      $ 8.69      7.73%(e)        $  125,959            .28%(c)            .20%              .27%                --%
        8.51      6.21(e)            125,032            .29(c)             .20               .28                 --
        8.56      3.68(e)            251,442            .28(c)             .20               .28                 --
        8.69      6.81(e)            217,244            .36(c)             .20               .36                 --
        8.66      5.48(e)            162,476            .38(c)             .20               .36                .64(g)
--------------------------------------------------------------------------------------------------------------------------
      $ 1.00      4.83%(e)        $  168,834            .38%(c)            .12%              .38%                --%
        1.00      5.99(e)            105,893            .48(c)             .12               .47                 --
        1.00      4.82(e)             97,265            .46(c)             .12               .46                 --
        1.00      5.20(e)            100,276            .57(c)             .12               .57                 --
        1.00      5.11(e)             73,540            .63(c)             .12               .62                 --
--------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
           .18%             63%
           .10             103
           .78              48
           .62              85
           .91              76
--------------------------------------------------------------------------------------------------------------------------
           .45%(a,c)       143%(b)
          5.50%(c)         531%
          6.16(c)          494
          5.35(c)          271
          5.41(c)          278
          6.04(c)          252
--------------------------------------------------------------------------------------------------------------------------
          5.35%(c)         246%
          6.00(c)          478
          5.36(c)          578
          5.51(c)          727
          5.14(c)        1,519
--------------------------------------------------------------------------------------------------------------------------
          4.60%(c)         N/A
          5.88(c)          N/A
          4.73(c)          N/A
          5.08(c)          N/A
          4.97(c)          N/A
--------------------------------------------------------------------------------------------------------------------------

HARBOR FUND DETAILS
--------------------------------------------------------------------------------


SUMMARY OF INFORMATION ABOUT HARBOR FUND PURCHASES, EXCHANGES AND REDEMPTIONS


The following table summarizes some of the important information set forth under the heading "Your Harbor Fund Account."


                            MINIMUM INITIAL INVESTMENT
                              AND SUBSEQUENT ACCOUNT BALANCE   $1,000

                            MINIMUM SUBSEQUENT INVESTMENT      $100

                            TELEPHONE TRANSACTIONS             $100 minimum investment or exchange
                                                               $10,000 maximum investment or exchange
                                                               $100,000 maximum redemption

                            INTERNET TRANSACTIONS              $100 minimum investment
                                                               $10,000 maximum investment
                                                               Unlimited exchanges
                                                               $100,000 maximum redemption

                            IRA, UGMA AND UTMA ACCOUNTS        $500 minimum initial investment and subsequent account
                                                               balance
                                                               $100 minimum subsequent investment

                            AUTOMATIC INVESTMENT PLAN          $500 minimum initial investment
                                                               $100 minimum subsequent investment per month or
                                                               quarter

                            AUTOMATIC WITHDRAWAL PLAN          $10,000 minimum initial balance to begin plan

                            AUTOMATIC EXCHANGE PLAN            $5,000 minimum initial balance to begin exchange out
                                                               $500 minimum initial balance to begin exchange in
                                                               $100 minimum subsequent exchange per month or quarter
                                                               Minimum requirement of six exchanges


--------------------------------------------------------------------------------

HARBOR FUND

TICKER SYMBOLS

AND CUSIP NUMBERS
Share prices are available on our web site at www.harborfund.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.



                            FUND                                 TICKER SYMBOL    CUSIP NUMBER
                            --------------------------------------------------------------------
                            DOMESTIC EQUITY
                              Harbor Capital Appreciation Fund       HACAX          411511504
                              Harbor Mid Cap Growth Fund             HAMGX          411511876
                              Harbor Growth Fund                     HAGWX          411511207
                              Harbor Small Cap Growth Fund           HASGX          411511868
                              Harbor Large Cap Value Fund            HAVLX          411511603
                              Harbor Mid Cap Value Fund         (Not Available)     411511835
                              Harbor Small Cap Value Fund            HASCX          411511843
                            INTERNATIONAL EQUITY
                              Harbor International Fund              HAINX          411511306
                              Harbor International Fund II           HAIIX          411511884
                              Harbor International Growth Fund       HAIGX          411511801
                              Harbor Global Equity Fund              HAGEX          411511850
                            FIXED INCOME
                              Harbor Bond Fund                       HABDX          411511108
                              Harbor Short Duration Fund             HASDX          411511702
                              Harbor Money Market Fund               HARXX          411511405


--------------------------------------------------------------------------------

UPDATES AVAILABLE


For updates on the Harbor funds following the end of each calendar quarter, please visit our web site at WWW.HARBORFUND.COM.

HARBOR'S PRIVACY STATEMENT
--------------------------------------------------------------------------------

WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.

The following privacy statement is issued by HARBOR FUND and each series of Harbor Fund and its affiliates, Harbor Capital Advisors. Inc., Harbor Transfer, Inc. and HCA Securities, Inc.

--------------------------------------------------------------------------------

PERSONAL INFORMATION

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our website (including any information captured through our use of "cookies") and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our website, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our website. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use "cookies" and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

--------------------------------------------------------------------------------

INFORMATION SHARING


We do not share non-public personal information about our current or former shareholders with any non-affiliated parties, except as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account.


--------------------------------------------------------------------------------

ACCESS TO INFORMATION

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your accounts, resolving problems or informing you of new products or services.

--------------------------------------------------------------------------------

SECURITY

We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

For customers accessing information through our website, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our website at WWW.HARBORFUND.COM.

FOR MORE INFORMATION ABOUT HARBOR FUND
--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT HARBOR FUND, THESE DOCUMENTS ARE AVAILABLE

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the Harbor Fund annual and semi-annual reports to shareholders. The Harbor Fund annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Free copies of the annual and semiannual reports, the SAI, and other information and answers to questions about the funds are available at WWW.HARBORFUND.COM or by contacting the shareholder servicing agent at:

HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

Investors can review the Harbor Fund reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

- For a fee, by writing the
  Public Reference Room of the Commission
  Washington, D.C. 20549-0102

- For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at PUBLICINFO@SEC.GOV.

- Free from the Commission's internet web site at HTTP://WWW.SEC.GOV

This prospectus is not an offer to sell securities in places other than the United States and its territories.

Investment Company Act File No. 811-4676

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

DAVID G. VAN HOOSER      Chairman and Trustee
HOWARD P. COLHOUN        Trustee
JOHN P. GOULD            Trustee
RODGER F. SMITH          Trustee
JAMES M. WILLIAMS        President
CONSTANCE L.
  SOUDERS                Vice President and
                         Treasurer
KAREN B. WASIL           Secretary

INVESTMENT ADVISER
HARBOR CAPITAL ADVISORS, INC.
One SeaGate
Toledo, Ohio 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER
HCA SECURITIES, INC.
One SeaGate
Toledo, OH 43666
419-247-2477

SHAREHOLDER SERVICING AGENT
HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1713
Boston, MA 02105

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
HALE AND DORR LLP
60 State Street

Boston, MA 02109

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com


2/2002/548,450                        [RECYCLED LOGO] Printed on recycled paper.

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                            INSTITUTIONAL SHARES OF:
                           HARBOR INTERNATIONAL FUND
                                      AND
                               HARBOR GROWTH FUND
                         (EACH A SERIES OF HARBOR FUND)

--------------------------------------------------------------------------------

This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the combined proxy statement and prospectus of Harbor International Fund II ("HIF2") and Harbor Small Cap Growth Fund ("HSCGF") and Harbor International Fund ("HIF") and Harbor Growth Fund ("HGF"), dated September 9, 2002. This statement of additional information should be read in conjunction with the combined proxy statement and prospectus.

Additional copies of the combined proxy statement and prospectus may be obtained by calling our toll-free telephone number at 1-800-422-1050 or by writing to Harbor Fund, One SeaGate, Toledo, Ohio 43666.

This statement of additional information is accompanied by and incorporates by reference the statement of additional information dated March 1, 2002 of Harbor Fund on behalf of HIF and HGF.

The Harbor Fund annual report to shareholders dated October 31, 2001, is also incorporated by reference herein.

                          ADDITIONAL INFORMATION ABOUT
                                  HIF AND HGF

The following table shows where in the Harbor Fund statement of additional information (SAI) you can find additional information about HIF and HGF.

  -----------------------------------------------------------------------------------------------------------
              TYPE OF                                 HEADINGS IN COMBINED SAI OF BOTH FUNDS
            INFORMATION                             HIF                                   HGF
  -----------------------------------------------------------------------------------------------------------
  FUND HISTORY                       ORGANIZATION AND CAPITALIZATION
                                     General
                                     Shareholder and Trustee Liability
  -----------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------
              TYPE OF                                 HEADINGS IN COMBINED SAI OF BOTH FUNDS
            INFORMATION                             HIF                                   HGF
  -----------------------------------------------------------------------------------------------------------
  DESCRIPTION OF EACH FUND AND       ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES DOMESTIC EQUITY FUNDS
  ITS INVESTMENTS AND RISKS          Harbor Small Cap Growth Fund
                                     INVESTMENT POLICIES
                                     Common Stocks
                                     Preferred Stocks
                                     Convertible Securities
                                     Restricted Securities
                                     Fixed Income Securities
                                     Derivative Instruments
                                     Risks Associated With Specific Types of Derivative Debt Securities
                                     Variable and Floating Rate Securities
                                     U.S. Government Securities
                                     Cash Equivalents
                                     Mortgage-Backed Securities
                                     Guaranteed Mortgage Pass-Through Securities
                                     Multiple-Class Pass-Through Securities and Collateralized Mortgage
                                      Obligations
                                     Stripped Mortgage-Backed Securities
                                     Risk Factors Associated with Mortgage-Backed Securities
                                     Asset-Backed Securities
                                     Mortgage "Dollar Roll" Transactions
                                     Small to Mid Companies
                                     Foreign Securities
                                     Brady Bonds
                                     Sovereign Debt Obligations
                                     Borrowing
                                     Reverse Repurchase Agreements
                                     Lending of Portfolio Securities
                                     Short Sales
                                     Forward Commitments and When-Issued Securities
                                     Repurchase Agreements
                                     Options and Futures Transactions
                                     Options on Securities, Securities Indices And Currency
                                     Futures Contracts and Options on Futures Contracts
                                     Other Considerations
                                     Foreign Currency Transactions
                                     Currency Swaps, Mortgage Swaps and Interest Rate Swaps, Caps, Floors
                                      and Collar
                                     INVESTMENT RESTRICTIONS
  -----------------------------------------------------------------------------------------------------------
  MANAGEMENT OF THE FUNDS,           TRUSTEES AND OFFICERS
  INCLUDING THE BOARD OF             Trustee Compensation Table
  TRUSTEES, OFFICER AND TRUSTEE      Material Relationships of the Disinterested Trustees
  COMPENSATION
  -----------------------------------------------------------------------------------------------------------
  CONTROL PERSONS, PRINCIPAL         TRUSTEES AND OFFICERS
  HOLDERS OF SECURITIES AND          ORGANIZATION AND CAPITALIZATION
  MANAGEMENT OWNERSHIP
  -----------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------
              TYPE OF                                 HEADINGS IN COMBINED SAI OF BOTH FUNDS
            INFORMATION                             HIF                                   HGF
  -----------------------------------------------------------------------------------------------------------
  INVESTMENT ADVISORY AND OTHER      THE ADVISER, SUBADVISER, DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
  SERVICES                           The Adviser
                                     The Subadvisers
                                     Other Information
                                     Distributor and Shareholder Servicing Agent
                                     Code of Ethics
                                     CUSTODIAN
  -----------------------------------------------------------------------------------------------------------
  BROKERAGE ALLOCATION AND OTHER     PORTFOLIO TRANSACTIONS
  PRACTICES
  -----------------------------------------------------------------------------------------------------------
  SHARES OF BENEFICIAL INTEREST      ORGANIZATION AND CAPITALIZATION
  -----------------------------------------------------------------------------------------------------------
  PURCHASE, REDEMPTION AND           SHAREHOLDER AND ACCOUNT POLICIES
  PRICING OF SHARES                  Redemptions in Kind
                                     Distributions
                                     Distribution Options
                                     NET ASSET VALUE
  -----------------------------------------------------------------------------------------------------------
  TAXATION OF THE FUNDS              TAX INFORMATION
  -----------------------------------------------------------------------------------------------------------
  CALCULATION OF PERFORMANCE DATA    PERFORMANCE AND YIELD INFORMATION
                                     Performance Comparisons
  -----------------------------------------------------------------------------------------------------------
  FINANCIAL STATEMENTS               INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
                                     This section incorporates by reference the Harbor Fund annual report dated October 31, 2001.
  -----------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The financial highlights table for HIF and HGF, which is intended to help you understand HIF and HSCGF's financial performance for the past five years, is included in the Harbor Fund prospectus dated March 1, 2002. That prospectus is included herewith and incorporated herein by reference. The pro forma financial statements set forth below for HIF and HIF2 and for HGF and HSCGF are not audited. These pro forma financial statements also present information for HIF and HGF assuming the reorganization had been consummated as of the end of the 12-month period ended of April 30, 2002.

--------------------------------------------------------------------------------

           HARBOR INTERNATIONAL FUND II AND HARBOR INTERNATIONAL FUND

  PRO FORMA COMBINING OF ASSETS AND LIABILITIES -- APRIL 30, 2002 (UNAUDITED)
           (All amounts shown in Thousands, except per share amounts)

--------------------------------------------------------------------------------

                                            HARBOR            HARBOR        PRO FORMA    PRO FORMA
                                       INTERNATIONAL II    INTERNATIONAL   ADJUSTMENTS    COMBINED
--------------------------------------------------------------------------------------   ----------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*......     $ 74,022         $2,613,754       $    --     $2,687,776
--------------------------------------------------------------------------------------   ----------
Investments, at value.................     $ 73,625         $3,843,159       $    --     $3,916,784
Cash..................................           --                  1            --              1
Foreign currency, at value (cost: $82;
  $9,051; $0; $9,133).................           83              9,120            --          9,203
Receivables for:......................                                                           --
  Capital shares sold.................          204              5,427            --          5,631
  Dividends...........................          128             10,250            --         10,378
  Interest............................           --                 35            --             35
Withholding tax receivable............          238              8,477            --          8,715
Other assets..........................            1                  7            --              8
--------------------------------------------------------------------------------------   ----------
TOTAL ASSETS..........................       74,279          3,876,476            --      3,950,755
--------------------------------------------------------------------------------------   ----------
LIABILITIES
Payables for:
  Capital shares reacquired...........           18              3,630            --          3,648
Accrued expenses:.....................                                                           --
  Management fees.....................           39              2,270        (1,687)           622
  Trustee fees........................           --                 11            --             11
  Transfer agent fees.................            3                 35           528            566
  Other...............................           15              1,401            74          1,490
--------------------------------------------------------------------------------------   ----------
TOTAL LIABILITIES.....................           75              7,347        (1,085)         6,337
--------------------------------------------------------------------------------------   ----------

NET ASSETS............................     $ 74,204         $3,869,129       $ 1,085     $3,944,418
--------------------------------------------------------------------------------------   ----------
Net assets consist of:
  Paid-in capital.....................     $ 86,757         $2,547,228       $    --     $2,633,985
  Undistributed net investment
     income...........................          130             19,562         1,085         20,777
  Accumulated net realized
     gain/(loss)......................      (12,286)            72,940            --         60,654
  Unrealized appreciation/
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies.......................         (397)         1,229,399            --      1,229,002
--------------------------------------------------------------------------------------   ----------
                                           $ 74,204         $3,869,129       $ 1,085     $3,944,418
--------------------------------------------------------------------------------------   ----------
Shares of beneficial interest.........        6,692            122,869        (4,302)(a)    125,259
Net asset value, offering and
  redemption price per share..........     $  11.09         $    31.49       $    --     $    31.49

-------------------------
* Including short-term investments.
(a) Reflects net effect of combining existing Harbor International Fund II into Harbor International Fund.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

           HARBOR INTERNATIONAL FUND II AND HARBOR INTERNATIONAL FUND

                   PRO FORMA COMBINED STATEMENT OF OPERATIONS
                 FOR THE YEAR ENDED APRIL 30, 2002 (UNAUDITED)
                           (All amounts in Thousands)

--------------------------------------------------------------------------------

                                           HARBOR           HARBOR         PRO FORMA     PRO FORMA
                                      INTERNATIONAL II   INTERNATIONAL    ADJUSTMENTS    COMBINED
-------------------------------------------------------------------------------------    ---------
INVESTMENT INCOME:
  Dividends.........................      $  1,617         $  86,642        $    --      $  88,259
  Interest..........................            30             7,608             --          7,638
  Foreign taxes withheld............          (149)           (9,306)            --         (9,455)
-------------------------------------------------------------------------------------    ---------
     TOTAL INVESTMENT INCOME........         1,498            84,944             --         86,442
OPERATING EXPENSES:
  Management fees...................           638            32,975         (3,556)(a)     30,057
  Shareholder communications........            11               286             67(b)         364
  Custodian fees....................            70             1,769             (3)(c)      1,836
  Transfer agent fees...............            81             1,495            528(a)       2,104
  Professional fees.................             4               149             24(b)         177
  Trustees' fees and expenses.......             2                69             --             71
  Registration fees.................            30                13            (12)(c)         31
  Amortization of organization
     costs..........................             2                --             (2)(d)         --
  Insurance.........................             2                 7             --              9
  Miscellaneous.....................            10                 3             --             13
-------------------------------------------------------------------------------------    ---------
     Total operating expenses.......           850            36,766         (2,954)        34,662
  Management fees waived............           (83)           (1,786)         1,869(a)          --
-------------------------------------------------------------------------------------    ---------
     Net operating expenses.........           767            34,980         (1,085)        34,662
-------------------------------------------------------------------------------------    ---------
NET INVESTMENT INCOME/(LOSS)........           731            49,964          1,085         51,780
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENT TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments....................       (12,001)          176,994             --        164,993
     Foreign currency
       transactions.................             2              (678)            --           (676)
  Change in net unrealized
     appreciation of:
     Investments....................        (1,706)         (373,652)            --       (375,358)
     Translation of assets and
       liabilities in foreign
       currencies...................            20               848             --            868
-------------------------------------------------------------------------------------    ---------
  Net gain on investment
     transactions...................       (13,685)         (196,488)            --       (210,173)
-------------------------------------------------------------------------------------    ---------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS......      $(12,954)        $(146,524)       $ 1,085      $(158,393)
-------------------------------------------------------------------------------------    ---------

(a) Reflects adjustment to contractual rate of acquiring fund.
(b) Reflects increased expenses related to fund merger.
(c) Reflects expected savings of duplicative costs arising from the merger.
(d) Not applicable.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

                          HARBOR INTERNATIONAL FUND II
                           HARBOR INTERNATIONAL FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

--------------------------------------------------------------------------------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
   FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 COMMON STOCKS
                                              AUTO COMPONENTS
                                              Compagnie Financiere
                                                Michelin -- Bearer
         --           83,200         83,200     (SWS)..................      $    --       $   28,218       $   --     $   28,218
                                              Michelin -- Registered
     43,467        1,062,278      1,105,745     (FR)...................        1,683           41,131           --         42,814
                                                                          -------------   -------------   ----------   ----------
                                                                               1,683           69,349           --         71,032
                                                                          -------------   -------------   ----------   ----------
                                              AUTOMOBILES
     34,474        1,782,226      1,816,700   Peugeot SA (FR)..........        1,714           88,585           --         90,299
                                                                          -------------   -------------   ----------   ----------
                                              BANKS
                                              ABN Amro Holding NV
     98,230        4,511,062      4,609,292     (NET)..................        1,946           89,364           --         91,310
                                              Bankinter
                                                SA -- Registered
         --          684,200        684,200     (SP)...................           --           21,766           --         21,766
     56,200        1,267,766      1,323,966   BNP Paribas (FR).........        2,935           66,210           --         69,145
                                              Deutsche Bank AG --
     11,826          562,774        574,600     Registered (GER).......          784           37,297           --         38,081
         --       14,917,026     14,917,026   IntesaBci SpA (IT).......           --           48,221           --         48,221
    119,367        4,986,733      5,106,100   San Paolo IMI SpA (IT)...        1,330           55,545           --         56,875
                                              Standard Chartered plc
    123,655        5,539,900      5,663,555     (UK)...................        1,522           68,187           --         69,709
                                              UBS AG -- Registered
     32,252        1,401,936      1,434,188     (SWS)..................        1,553           67,518           --         69,071
                                              United Overseas Bank Ltd.
    146,000        7,488,842      7,634,842     (Alien Market) (SGP)...        1,160           59,499           --         60,659
                                                                          -------------   -------------   ----------   ----------
                                                                              11,230          513,607           --        524,837
                                                                          -------------   -------------   ----------   ----------
                                              BEVERAGES
     90,000        8,076,537      8,166,537   Diageo plc (UK)..........        1,194          107,173           --        108,367
                                                                          -------------   -------------   ----------   ----------
                                              BIOTECHNOLOGY
    550,000               --        550,000   Novogen Ltd. (AUS)*......          813               --           --            813
                                                                          -------------   -------------   ----------   ----------
                                              BUILDING PRODUCTS
                                              Compagnie de Saint-
      6,781          273,400        280,181     Gobain (FR)............        1,160           46,775           --         47,935
                                                                          -------------   -------------   ----------   ----------
                                              CHEMICALS
     22,881        1,068,619      1,091,500   Bayer AG (GER)...........          749           34,997           --         35,746
     77,000        3,500,000      5,577,000   The BOC Group plc (UK)...        1,166           53,020           --         54,186
                                                                          -------------   -------------   ----------   ----------
                                                                               1,915           88,017           --         89,932
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
   FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
COMMON STOCKS -- CONTINUED
                                              COMMUNICATIONS EQUIPMENT
                                              Ericsson (LM) Tel Ab Cl.
         --        2,421,800      2,421,800     B ADR (SW)(1)*.........      $    --       $    6,030       $   --     $    6,030
                                              Ericsson (LM) Tel Ab
    966,657       19,043,743     20,010,400     Series B (SW)*.........        2,424           47,748           --         50,172
                                              NICE Systems Ltd. ADR
    100,574               --        100,574     (IL)(1)*...............        1,260               --           --          1,260
                                                                          -------------   -------------   ----------   ----------
                                                                               3,684           53,778           --         57,462
                                                                          -------------   -------------   ----------   ----------
                                              DIVERSIFIED FINANCIALS
     48,894        2,452,938      2,501,832   ING Groep NV (NET).......        1,290           64,716           --         66,006
                                              Swire Pacific Ltd. Cl. A
    261,000        4,962,000      5,223,000     (HK)...................        1,566           29,776           --         31,342
                                                                          -------------   -------------   ----------   ----------
                                                                               2,856           94,492           --         97,348
                                                                          -------------   -------------   ----------   ----------
                                              FOOD PRODUCTS
                                              Nestle SA -- Registered
      5,000          448,000        453,000     (SWS)..................        1,181          105,808           --        106,989
                                                                          -------------   -------------   ----------   ----------
                                              HOTELS RESTAURANTS &
                                                LEISURE
     28,935        1,425,565      1,454,500   Accor SA (FR)............        1,169           57,585           --         58,754
                                                                          -------------   -------------   ----------   ----------
                                              HOUSEHOLD DURABLES
         --          909,391        909,391   Hunter Douglas NV (NET)..           --           30,298           --         30,298
     62,100        1,591,200      1,653,300   Sony Corp. (JP)..........        3,336           85,472           --         88,808
                                                                          -------------   -------------   ----------   ----------
                                                                               3,336          115,770           --        119,106
                                                                          -------------   -------------   ----------   ----------
                                              INSURANCE
                                              Assicurazioni Generali
     41,922        1,398,978      1,440,900     SpA (IT)...............        1,012           33,785           --         34,797
     64,628        2,256,272      2,320,900   AXA SA (FR)..............        1,370           47,846           --         49,216
                                              Swiss Reinsurance Co.
     11,000          226,820        237,820     (SWS)..................        1,109           22,869           --         23,978
                                              Zurich Financial Services
      4,209          173,855        178,064     Group (SWS)............          979           40,418           --         41,397
                                                                          -------------   -------------   ----------   ----------
                                                                               4,470          144,918           --        149,388
                                                                          -------------   -------------   ----------   ----------
                                              LEISURE EQUIPMENT &
                                                PRODUCTS
                                              Fuji Photo Film Co.
         --        1,158,000      1,158,000     (JP)...................           --           36,780           --         36,780
                                                                          -------------   -------------   ----------   ----------
                                              MACHINERY
                                              Kone Oyj Series B
     15,198               --         15,198     (FIN)..................        1,438               --           --          1,438
                                                                          -------------   -------------   ----------   ----------
                                              MEDIA
                                              News Corp. Ltd. ADR
     42,681        2,347,919      2,390,600     (AUS)(1)...............        1,126           61,938           --         63,064
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
   FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
COMMON STOCKS -- CONTINUED
                                              METALS & MINING
                                              Anglo American plc ADR
         --        4,748,740      4,748,740     (UK)(1)................      $    --       $   74,318       $   --     $   74,318
                                              Anglo American plc
     75,000               --         75,000     (UK)...................        1,182               --           --          1,182
                                              AngloGold Ltd. ADR (S.
     47,000        2,000,000      2,047,000     AFR)(1)................        1,260           53,600           --         54,860
     99,500        5,014,200      5,113,700   Arcelor (FR)*............        1,371           69,080           --         70,451
                                              BHP Billiton plc ADR
    549,335       12,629,050     13,178,385     (UK)(1)................        2,937          136,820           --        139,757
    100,000               --        100,000   Boliden Ab (SW)..........          408               --           --            408
                                              Companhia Vale do Rio
     40,000        1,750,000      1,790,000     Doce Pfd. (BR).........        1,076           47,057           --         48,133
     34,000        1,399,163      1,433,163   Pechiney SA (FR).........        1,644           67,655           --         69,299
                                              Rio Tinto
                                                plc -- Registered
     35,000        2,180,183      2,215,183     (UK)...................          650           40,490           --         41,140
                                                                          -------------   -------------   ----------   ----------
                                                                              10,528          489,020           --        499,548
                                                                          -------------   -------------   ----------   ----------
                                              OFFICE ELECTRONICS
     30,000        3,240,000      3,270,000   Canon Inc. (JP)..........        1,149          124,096           --        125,245
                                                                          -------------   -------------   ----------   ----------
                                              OIL & GAS
         --       11,393,662     11,393,662   BG Group plc (UK)........           --           50,867           --         50,867
    170,598       14,635,576     14,806,174   BP plc (UK)..............        1,455          124,818           --        126,273
                                              China Petroleum &
  4,750,000      214,000,000    218,750,000     Chemical Corp. (CHN)...          761           34,299           --         35,060
         --          862,300        862,300   Norsk Hydro ASA (NOR)....           --           42,422           --         42,422
                                              Petrol Brasileiro SA-
     59,557        3,899,443      3,959,000     PETROBRAS Pfd. (BR)....        1,385           90,687           --         92,072
                                              Royal Dutch Petroleum
                                                Co. -- Registered
     20,000        1,434,000      1,454,000     (NET)..................        1,045           74,941           --         75,986
      6,567          630,677        637,244   Total Fina Elf SA (FR)...          995           95,519           --         96,514
                                                                          -------------   -------------   ----------   ----------
                                                                               5,641          513,553           --        519,194
                                                                          -------------   -------------   ----------   ----------
                                              PAPER & FOREST PRODUCTS
                                              Holmen Ab Series
         --        1,405,900      1,405,900     B (SW).................           --           34,157           --         34,157
     97,000        4,900,000      4,997,000   Stora Enso Ojy (FIN).....        1,230           62,143           --         63,373
                                              Svenska Cellulosa Ab
     38,896        1,780,704      1,819,600     Series B (SW)..........        1,319           60,395           --         61,714
                                              UPM-Kymmene Corp.
     55,991        2,257,809      2,313,800     (FIN)..................        1,956           78,882           --         80,838
                                                                          -------------   -------------   ----------   ----------
                                                                               4,505          235,577           --        240,082
                                                                          -------------   -------------   ----------   ----------
                                              PHARMACEUTICALS
     16,098          875,483        891,581   Aventis SA (FR)..........        1,143           62,160           --         63,303
                                              GlaxoSmithKline plc
        292               --            292     (UK)...................            7               --           --              7
                                              Novartis AG -- Registered
     41,930        2,612,760      2,654,690     (SWS)..................        1,757          109,479           --        111,236
                                              Novo Nordisk A/S Series B
     30,000        2,225,900      2,255,900     (DEN)..................          879           65,230           --         66,109
                                                                          -------------   -------------   ----------   ----------
                                                                               3,786          236,869           --        240,655
                                                                          -------------   -------------   ----------   ----------
                                              SPECIALTY RETAIL
                                              Compagnie Financiere
                                                Richemont AG -- Bearer
     72,300        5,538,700      5,611,000     (SWS)..................        1,638          125,519           --        127,157
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
   FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
COMMON STOCKS -- CONTINUED
                                              TOBACCO
                                              British American Tobacco
    125,000        8,141,947      8,266,947     plc (UK)...............      $ 1,278       $   83,254       $   --     $   84,532
                                              Imperial Tobacco Group
     56,000        7,803,107      7,859,107     plc (UK)...............          788          109,861           --        110,649
    150,000       12,436,474     12,586,474   Swedish Match Ab (SW)....        1,181           97,896           --         99,077
                                                                          -------------   -------------   ----------   ----------
                                                                               3,247          291,011           --        294,258
                                                                          -------------   -------------   ----------   ----------
                                              TRANSPORTATION
                                                INFRASTRUCTURE
                                              Eurotunnel SA Units
  1,401,679       31,779,732     33,181,411     (FR)*..................        1,287           29,188           --         30,475
                                              Eurotunnel SA Warrants
                                                (FR)*
         --       19,000,000     19,000,000   Expire 10/30/2003........           --              513           --            513
                                                                          -------------   -------------   ----------   ----------
                                                                               1,287           29,701           --         30,988
                                                                          -------------   -------------   ----------   ----------
                                              WIRELESS
                                                TELECOMMUNICATION
                                                SERVICES
                                              China Mobile (Hong Kong)
     45,069               --         45,069     Ltd. ADR (HK)*.........          749               --           --            749
                                              China Mobile (Hong Kong)
         --       10,725,000     10,725,000     Ltd. (HK)*.............           --           35,136           --         35,136
                                              Vodafone Group plc ADR
     64,298               --         64,298     (UK)(1)................        1,042               --           --          1,042
                                                                          -------------   -------------   ----------   ----------
                                                                               1,791           35,136           --         36,927
                                                                          -------------   -------------   ----------   ----------
TOTAL COMMON STOCKS
  (COST HIF2 and HIF $72,938 and $2,435,652, respectively,
    pro forma total $2,508,590)........................................       72,541        3,665,057           --      3,737,598
                                                                          -------------   -------------   ----------   ----------
         PRINCIPAL AMOUNT (000S)                                                           MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
  HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
  FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND         ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 SHORT-TERM INVESTMENTS
                                              COMMERCIAL PAPER
                                              American Express Credit
                                                Corp. Yrs 1&2
      $  --          $25,119        $25,119   1.700% -- 05/01/2002.....      $    --       $   25,119       $   --     $   25,119
                                              Citicorp
         --            6,246          6,246   1.680% -- 05/01/2002.....           --            6,246           --          6,246
         --           25,000         25,000   1.680% -- 05/03/2002.....           --           25,000           --         25,000
                                                                          -------------   -------------   ----------   ----------
                                                                                  --           31,246           --         31,246
                                                                          -------------   -------------   ----------   ----------
                                              Exxon Project Investment
                                                Yrs 3&4
         --           35,291         35,291   1.750% -- 05/01/2002.....           --           35,291           --         35,291
                                              General Electric Capital
                                                Corp.
      1,084           30,000         31,084   1.800% -- 05/01/2002.....        1,084           30,000           --         31,084
         --           30,000         30,000   1.700% -- 05/02/2002.....           --           30,000           --         30,000
                                                                          -------------   -------------   ----------   ----------
                                                                               1,084           60,000           --         61,084
                                                                          -------------   -------------   ----------   ----------

          PRINCIPAL AMOUNT (000S)                                                           MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR          HARBOR                                                    HARBOR          HARBOR
INTERNATIONAL   INTERNATIONAL                                             INTERNATIONAL   INTERNATIONAL   PRO FORMA
   FUND II          FUND         PRO FORMA           DESCRIPTION             FUND II          FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 SHORT-TERM INVESTMENTS -- CONTINUED
                                              Prudential Funding Corp.
  $      --      $    26,446    $    26,446   1.730% -- 05/06/2002.....      $    --       $   26,446       $   --     $   26,446
                                                                          -------------   -------------   ----------   ----------
TOTAL SHORT-TERM INVESTMENTS
  (COST HIF and HIF2 $178,102 and $1,084, respectively, pro forma
    total $179,186)....................................................        1,084          178,102           --        179,186
                                                                          -------------   -------------   ----------   ----------
TOTAL INVESTMENTS
  (COST HIF2 and HIF $74,022 and $2,613,754, respectively, pro
    forma total $2,687,776)............................................       73,625        3,843,159           --      3,916,784
CASH AND OTHER ASSETS LESS LIABILITIES.................................          579           25,970        1,085         27,634
                                                                          -------------   -------------   ----------   ----------
TOTAL NET ASSETS.......................................................      $74,204       $3,869,129       $1,085     $3,944,418
                                                                          =============   =============   ==========   ==========

-------------------------
(1) ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
* Non-income producing security.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

              HARBOR SMALL CAP GROWTH FUND AND HARBOR GROWTH FUND

  PRO FORMA COMBINING OF ASSETS AND LIABILITIES -- APRIL 30, 2002 (UNAUDITED)
              (All amounts in Thousands, except per share amounts)

--------------------------------------------------------------------------------

                                                HARBOR
                                               SMALL CAP    HARBOR     PRO FORMA    PRO FORMA
                                                GROWTH      GROWTH    ADJUSTMENTS   COMBINED
---------------------------------------------------------------------------------   ---------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............    $43,043    $150,519    $     --     $193,562
---------------------------------------------------------------------------------   ---------
Investments, at value.......................    $40,033    $118,685    $     --     $158,718
Repurchase agreements.......................      6,620          --          --        6,620
Cash........................................          1           1          --            2
Receivables for:
  Investments sold..........................        315         221          --          536
  Capital shares sold.......................      4,750         466          --        5,216
  Dividends.................................          2          --          --            2
  Interest..................................         --          45          --           45
Other assets................................          1          13          --           14
---------------------------------------------------------------------------------   ---------
TOTAL ASSETS................................     51,722     119,431          --      171,153
---------------------------------------------------------------------------------   ---------
LIABILITIES
Payables for:
  Investments purchased.....................      2,430         499          --        2,929
  Capital shares reacquired.................         12          92          --          104
Accrued expenses:
  Management fees...........................         25         145          30          200
  Trustee fees..............................         --           1          --            1
  Transfer agent fees.......................         21           8        (142)        (113)
  Other.....................................         27           6          18           51
---------------------------------------------------------------------------------   ---------
TOTAL LIABILITIES...........................      2,515         751         (94)       3,172
---------------------------------------------------------------------------------   ---------

NET ASSETS..................................    $49,207    $118,680    $     94     $167,981
---------------------------------------------------------------------------------   ---------
Net assets consist of:
  Paid-in capital...........................    $46,493    $164,457    $     --     $210,950
  Undistributed/(overdistributed) net
     investment income......................       (113)       (324)         94         (343)
  Accumulated net realized gain/(loss)......       (783)    (13,619)         --      (14,402)
  Unrealized appreciation/(depreciation) of
     investments............................      3,610     (31,834)         --      (28,224)
---------------------------------------------------------------------------------   ---------
                                                $49,207    $118,680    $     94     $167,981
---------------------------------------------------------------------------------   ---------
Shares of beneficial interest...............      4,499      11,215         163(a)    15,877
Net asset value, offering and redemption
  price per share...........................    $ 10.94    $  10.58    $     --     $  10.58

-------------------------
*   Including repurchase agreements and short-term investments.
(a) Reflects net effect of combining existing Harbor Small Cap Growth Fund into Harbor Growth Fund.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

              HARBOR SMALL CAP GROWTH FUND AND HARBOR GROWTH FUND

                   PRO FORMA COMBINED STATEMENT OF OPERATIONS
                 FOR THE YEAR ENDED APRIL 30, 2002 (UNAUDITED)
                           (All amounts in Thousands)

--------------------------------------------------------------------------------

                                               HARBOR
                                              SMALL CAP     HARBOR      PRO FORMA     PRO FORMA
                                               GROWTH       GROWTH     ADJUSTMENTS    COMBINED
----------------------------------------------------------------------------------    ---------
INVESTMENT INCOME:
  Dividends...............................     $   27      $     44       $  --       $     71
  Interest................................         30           636          --            666
----------------------------------------------------------------------------------    ---------
     TOTAL INVESTMENT INCOME..............         57           680          --            737

OPERATING EXPENSES:
  Management fees.........................        163         1,047          (1)(a)      1,209
  Shareholder communications..............          5            32          23(b)          60
  Custodian fees..........................         24            25          (5)(c)         44
  Transfer agent fees.....................         25           202        (142)(a)         85
  Professional fees.......................          5             5          24(b)          34
  Trustees' fees and expenses.............         --             3          --              3
  Registration fees.......................         28            35         (24)(c)         39
  Insurance...............................         --             2          --              2
  Miscellaneous...........................          7             9          --             16
----------------------------------------------------------------------------------    ---------
       Total operating expenses...........        257         1,360        (125)         1,492
  Management fees waived..................        (31)           --          31(a)          --
----------------------------------------------------------------------------------    ---------
     Net operating expenses...............        226         1,360         (94)         1,492
----------------------------------------------------------------------------------    ---------
NET INVESTMENT INCOME/(LOSS)..............       (169)         (680)         94           (755)
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENT TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments..........................       (530)       (9,527)         --        (10,057)
  Change in net unrealized appreciation
     of:
     Investments..........................      3,105       (32,548)         --        (29,443)
----------------------------------------------------------------------------------    ---------
  Net gain on investment transactions.....      2,575       (42,075)         --        (39,500)
----------------------------------------------------------------------------------    ---------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS......................     $2,406      $(42,755)      $  94       $(40,255)
----------------------------------------------------------------------------------    ---------

(a) Reflects adjustment to contractual rate of acquiring fund.
(b) Reflects increased expenses related to fund merger.
(c) Reflects expected savings of duplicative costs arising from the merger.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

                               HARBOR GROWTH FUND
                          HARBOR SMALL CAP GROWTH FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

--------------------------------------------------------------------------------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 COMMON STOCKS
                                              AEROSPACE & DEFENSE
     34,100               --         34,100   Armor Holdings Inc.*.....      $   864       $       --       $   --     $      864
                                                                          -------------   -------------   ----------   ----------
                                              AIRLINES
                                              Atlantic Coast Airlines
     24,900               --         24,900     Holdings Inc.*.........          544               --           --            544
                                              ExpressJet
     24,700               --         24,700     Holdings Inc.*.........          354               --           --            354
     25,700               --         25,700   SKYWEST Inc..............          590               --           --            590
                                                                          -------------   -------------   ----------   ----------
                                                                               1,488               --           --          1,488
                                                                          -------------   -------------   ----------   ----------
                                              BANKS
     24,600               --         24,600   East West Bancorp Inc....          881               --           --            881
     18,400               --         18,400   Greater Bay Bancorp......          616               --           --            616
     19,000               --         19,000   Indymac Bancorp Inc.*....          480               --           --            480
                                              Silicon Valley
     45,600               --         45,600     Bancshares.............        1,457               --           --          1,457
                                              Southwest Bancorporation
     19,700               --         19,700     of Texas Inc.*.........          690               --           --            690
     17,800               --         17,800   UCBH Holdings Inc........          702               --           --            702
                                                                          -------------   -------------   ----------   ----------
                                                                               4,826               --           --          4,826
                                                                          -------------   -------------   ----------   ----------
                                              BIOTECHNOLOGY
                                              Albany Molecular Research
     15,000               --         15,000     Inc.*..................          364               --           --            364
                                                                          -------------   -------------   ----------   ----------
                                              COMMERCIAL SERVICES &
                                                SUPPLIES
                                              Career Education
     20,000               --         20,000     Corp.*.................          899               --           --            899
     31,400               --         31,400   DeVry Inc.*..............          832               --           --            832
                                              DiamondCluster
                                                International Inc.
         --          140,000        140,000     Cl. A*.................           --            1,764                       1,764
     20,400               --         20,400   NDCHealth Corp...........          656               --           --            656
         --          450,000        450,000   ProsoftTraining.com*.....           --              351           --            351
                                              Republic Services Inc.
     45,000               --         45,000     Cl. A*.................          891               --           --            891
     10,300               --         10,300   Stericycle Inc.*.........          696               --           --            696
                                              Sylvan Learning Systems
      2,600               --          2,600     Inc.*..................           72               --           --             72
                                              Waste Connections
     26,400               --         26,400     Inc.*..................          932               --           --            932
                                                                          -------------   -------------   ----------   ----------
                                                                               4,978            2,115           --          7,093
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 COMMON STOCKS -- CONTINUED
                                              COMMUNICATIONS EQUIPMENT
                                              Advanced Fibre
     34,300               --         34,300     Communications Inc.*...          608               --           --            608
                                              Aspect Communications
         --          290,000        290,000     Corp.*.................           --            1,389           --          1,389
                                              Comverse Technology
         --          210,000        210,000     Inc.*..................           --            2,526           --          2,526
         --          400,000        400,000   Proxim Corp. Cl. A*......           --            1,220           --          1,220
         --          440,000        440,000   Symmetricom Inc.*........           --            2,816           --          2,816
         --          335,000        335,000   Verilink Corp.*..........           --              137           --            137
                                                                          -------------   -------------   ----------   ----------
                                                                                 608            8,088           --          8,696
                                                                          -------------   -------------   ----------   ----------
                                              COMPUTERS & PERIPHERALS
                                              Network Appliance
         --          300,000        300,000     Inc.*..................           --            5,235           --          5,235
                                                                          -------------   -------------   ----------   ----------
                                              ELECTRIC UTILITIES
         --          110,800        110,800   AES Corp.*...............           --              889           --            889
                                                                          -------------   -------------   ----------   ----------
                                              ELECTRONIC EQUIPMENT & INSTRUMENTS
                                              Checkpoint Systems
         --          280,000        280,000     Inc.*..................           --            4,830           --          4,830
                                              ClearOne Communications
         --           60,000         60,000     Inc.*..................           --              983           --            983
         --          280,000        280,000   LoJack Corp.*............           --            1,540           --          1,540
         --          415,000        415,000   Pinnacle Systems Inc.*...           --            3,860           --          3,860
         --          230,000        230,000   Planar Systems Inc.*.....           --            5,725           --          5,725
                                                                          -------------   -------------   ----------   ----------
                                                                                  --           16,938           --         16,938
                                                                          -------------   -------------   ----------   ----------
                                              ENERGY EQUIPMENT & SERVICES
     23,900               --         23,900   Helmerich & Payne Inc....          985               --           --            985
     20,100               --         20,100   SEACOR Smit Inc.*........          967               --           --            967
                                              Superior Energy Services
     59,000               --         59,000     Inc.*..................          658               --           --            658
                                              W-H Energy Services
     34,300               --         34,300     Inc.*..................          883               --           --            883
                                                                          -------------   -------------   ----------   ----------
                                                                               3,493               --           --          3,493
                                                                          -------------   -------------   ----------   ----------
                                              HEALTH CARE EQUIPMENT & SUPPLIES
                                              Interpore International
     87,000               --         87,000     Inc.*..................          818               --           --            818
         --          250,000        250,000   Kensey Nash Corp.*.......           --            4,812           --          4,812
                                              Molecular Devices
         --          150,000        150,000     Corp.*.................           --            2,678           --          2,678
                                              Wilson Greatbatch
     14,300               --         14,300     Technologies Inc.*.....          375               --           --            375
                                              Wright Medical Group
     13,300               --         13,300     Inc.*..................          252               --           --            252
                                                                          -------------   -------------   ----------   ----------
                                                                               1,445            7,490           --          8,935
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
COMMON STOCKS -- CONTINUED
                                              HEALTH CARE PROVIDERS & SERVICES
     60,500               --         60,500   Alliance Imaging Inc.*...          792               --           --            792
                                              Boron, LePore &
     10,900               --         10,900     Associates Inc.*.......          130               --           --            130
                                              Community Health Systems
     34,200               --         34,200     Inc.*..................          992               --           --            992
     34,500               --         34,500   Cross Country Inc.*......        1,044               --           --          1,044
                                              Health Management
                                                Associates Inc. Cl.
         --          130,000        130,000     A*.....................           --            2,774                       2,774
     31,700               --         31,700   Manor Care Inc.*.........          813               --           --            813
                                              Orthodontic Centers of
         --          105,000        105,000     America Inc.*..........           --            2,798           --          2,798
                                              PSS World Medical
     75,000               --         75,000     Inc.*..................          742               --           --            742
                                              Quintiles Transnational
     52,900               --         52,900     Corp.*.................          751               --           --            751
     26,800               --         26,800   RehabCare Group Inc.*....          714               --           --            714
     45,000               --         45,000   Select Medical Corp.*....          677               --           --            677
                                              Specialty Laboratories
      5,000               --          5,000     Inc....................           44               --           --             44
                                                                          -------------   -------------   ----------   ----------
                                                                               6,699            5,572           --         12,271
                                                                          -------------   -------------   ----------   ----------
                                              HOTELS RESTAURANTS & LEISURE
         --           60,000         60,000   Carnival Corp............           --            1,999                       1,999
                                              CEC Entertainment
     19,000               --         19,000     Inc.*..................          878               --           --            878
                                              Extended Stay America
     45,300               --         45,300     Inc.*..................          756               --           --            756
                                                                          -------------   -------------   ----------   ----------
                                                                               1,634            1,999           --          3,633
                                                                          -------------   -------------   ----------   ----------
                                              INSURANCE
                                              Converium Holding AG
     30,300               --         30,300     ADR(1).................          830               --           --            830
                                              Everest Reinsurance
     10,600               --         10,600     Holdings Inc...........          720               --           --            720
                                              Philadelphia Consolidated
     17,300               --         17,300     Holdings Corp..........          739               --           --            739
                                              RenaissanceRe Holdings
      5,000               --          5,000     Ltd....................          586               --           --            586
                                                                          -------------   -------------   ----------   ----------
                                                                               2,875               --           --          2,875
                                                                          -------------   -------------   ----------   ----------
                                              INTERNET SOFTWARE & SERVICES
     37,400               --         37,400   FreeMarkets Inc..........          664               --           --            664
         --          200,000        200,000   Netegrity Inc.*..........           --            1,530           --          1,530
         --          130,000        130,000   Sonicwall Inc.*..........           --              965           --            965
         --          170,000        170,000   Stellent Inc.*...........           --              896           --            896
                                                                          -------------   -------------   ----------   ----------
                                                                                 664            3,391           --          4,055
                                                                          -------------   -------------   ----------   ----------
                                              MACHINERY
                                              Flow International
         --          200,000        200,000     Corp.*.................           --            2,120                       2,120
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 COMMON STOCKS -- CONTINUED
                                              MEDIA
                                              Entravision
     45,400               --         45,400     Communications Corp.*..          658               --           --            658
                                              Information Holdings
      8,200               --          8,200     Inc.*..................          256               --           --            256
                                              Insight Communications
     19,700               --         19,700     Co. Inc. Cl. A*........          306               --           --            306
                                              Mediacom Communications
      1,100               --          1,100     Corp. Cl. A*...........           11               --           --             11
                                                                          -------------   -------------   ----------   ----------
                                                                               1,231               --           --          1,231
                                                                          -------------   -------------   ----------   ----------
                                              METALS & MINING
     36,300               --         36,300   Arch Coal Inc............          806               --           --            806
                                                                          -------------   -------------   ----------   ----------
                                              MULTILINE RETAIL
                                              Dollar Tree Stores
         --           67,500         67,500     Inc.*..................           --            2,574           --          2,574
         --          100,000        100,000   TJX Cos. Inc.............           --            4,358           --          4,358
                                                                          -------------   -------------   ----------   ----------
                                                                                  --            6,932           --          6,932
                                                                          -------------   -------------   ----------   ----------
                                              OIL & GAS
                                              Chesapeake Energy
     79,500               --         79,500     Corp.*.................          680               --           --            680
                                                                          -------------   -------------   ----------   ----------
                                              PHARMACEUTICALS
         --           85,517         85,517   Elan Corp. plc ADR(1)*...           --            1,016           --          1,016
                                              K-V Pharmaceutical Co.
         --          150,000        150,000     Cl. A*.................           --            4,313           --          4,313
                                              Salix Pharmaceuticals
     21,700               --         21,700     Ltd.*..................          322               --           --            322
                                                                          -------------   -------------   ----------   ----------
                                                                                 322            5,329           --          5,651
                                                                          -------------   -------------   ----------   ----------
                                              SEMICONDUCTOR EQUIPMENT & PRODUCTS
         --          180,000        180,000   ATMI Inc.*...............           --            5,490           --          5,490
                                              Brooks Automation
     20,100               --         20,100     Inc.*..................          717               --           --            717
     31,900               --         31,900   LTX Corp.*...............          677               --           --            677
                                              Maxim Integrated Products
         --           70,000         70,000     Inc.*..................           --            3,486           --          3,486
     33,500               --         33,500   Therma-Wave Inc.*........          474               --           --            474
                                              TriQuint Semiconductor
         --          172,605        172,605     Inc.*..................           --            1,750           --          1,750
                                              Varian Semiconductor
                                                Equipment Associates
     20,000               --         20,000     Inc.*..................          934               --           --            934
                                                                          -------------   -------------   ----------   ----------
                                                                               2,802           10,726           --         13,528
                                                                          -------------   -------------   ----------   ----------

                  SHARES                                                                    MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 COMMON STOCKS -- CONTINUED
                                              SOFTWARE
         --          150,000        150,000   Ansoft Corp.*............      $    --       $    1,696       $   --     $    1,696
                                              Borland Software
     46,200               --         46,200     Corp.*.................          504               --           --            504
         --          200,000        200,000   Documentum Inc.*.........           --            3,884           --          3,884
         --          150,000        150,000   Innoveda Inc.*...........           --              583           --            583
         --          500,000        500,000   Legato Systems Inc.*.....           --            3,450           --          3,450
         --          265,600        265,600   MRO Software Inc.*.......           --            3,841           --          3,841
         --          100,000        100,000   Precis Inc.*.............           --            1,455           --          1,455
         --          200,000        200,000   QRS Corp.*...............           --            2,240           --          2,240
                                              Renaissance Learning
     24,000          200,000        224,000     Inc.*..................          830            6,914           --          7,744
                                              Secure Computing
         --          200,000        200,000     Corp.*.................           --            2,514           --          2,514
         --          160,000        160,000   SERENA Software Inc.*....           --            2,200           --          2,200
         --          100,000        100,000   Symantec Corp.*..........           --            3,541           --          3,541
     20,000               --         20,000   THQ Inc.*................          701               --           --            701
                                              Wind River Systems
         --          160,000        160,000     Inc.*..................           --            1,742                       1,742
                                                                          -------------   -------------   ----------   ----------
                                                                               2,035           34,060           --         36,095
                                                                          -------------   -------------   ----------   ----------
                                              SPECIALTY RETAIL
     26,900               --         26,900   Cost Plus Inc.*..........          792               --           --            792
     39,900               --         39,900   Guitar Center Inc.*......          788               --           --            788
     11,100               --         11,100   Williams-Sonoma Inc.*....          639               --           --            639
                                                                          -------------   -------------   ----------   ----------
                                                                               2,219               --           --          2,219
                                                                          -------------   -------------   ----------   ----------
                                              WIRELESS
                                                TELECOMMUNICATION
                                                SERVICES
                                              Nextel Communications
         --          180,000        180,000     Inc. Cl. A*............           --              992           --            992
                                                                          -------------   -------------   ----------   ----------
TOTAL COMMON STOCKS
  (COST HSCGF and HGF $36,423 and $142,296, respectively,
    pro forma total $178,719)..........................................       40,033          111,876           --        151,909
                                                                          -------------   -------------   ----------   ----------
         PRINCIPAL AMOUNT (000S)                                                           MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
  HARBOR                                                                    HARBOR
 SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
  GROWTH          GROWTH                                                    GROWTH          GROWTH        PRO FORMA
   FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND         ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 CONVERTIBLE BOND
  (COST HSCGF and HGF $0 and $2,827, respectively,
    pro forma total $2,827)
                                              SystemOne Technologies
                                                Inc.
                                              8.250% -- 02/23/2003
  $      --      $     2,826    $     2,826     PIK(2).................      $    --       $    1,413       $   --     $    1,413
                                                                          -------------   -------------   ----------   ----------

          PRINCIPAL AMOUNT (000S)                                                           MARKET VALUE (000S)
-------------------------------------------                               -------------------------------------------------------
   HARBOR                                                                    HARBOR
  SMALL CAP        HARBOR                                                   SMALL CAP        HARBOR
   GROWTH          GROWTH                                                    GROWTH          GROWTH       PRO FORMA
    FUND            FUND         PRO FORMA           DESCRIPTION              FUND            FUND        ADJUSTMENT   PRO FORMA
-------------   -------------   -----------   -------------------------   -------------   -------------   ----------   ----------
 SHORT-TERM INVESTMENTS
                                              COMMERCIAL PAPER
                                              Exxon Asset Management
                                                Co.
  $      --      $     1,816    $     1,816   1.750% -- 05/02/2002.....      $    --       $    1,816       $   --     $    1,816
                                              General Electric Capital
                                                Corp.
         --            2,388          2,388   1.680% -- 05/01/2002.....           --            2,388           --          2,388
                                              Prudential Funding Corp.
         --            1,192          1,192   1.700% -- 05/03/2002.....           --            1,192           --          1,192
                                                                          -------------   -------------   ----------   ----------
                                              REPURCHASE AGREEMENT
                                              Repurchase Agreement with
                                                State Street Bank &
                                                Trust dated April 30,
                                                2002 due May 1, 2002 at
                                                0.65% collateralized by
                                                a U.S. Treasury Bill
                                                12.0% August 15, 2013,
                                                par value of $4,815
                                                (repurchase proceeds of
                                                $6,620 when closed on
      6,620               --          6,620     May 1, 2002)...........        6,620               --           --          6,620
                                                                          -------------   -------------   ----------   ----------
TOTAL SHORT-TERM INVESTMENTS
  (COST HSCGF and HGF $6,620 and $5,396, respectively, pro forma
    total $12,016).....................................................        6,620            5,396           --         12,016
                                                                          -------------   -------------   ----------   ----------
TOTAL INVESTMENTS
  (COST HSCGF and HGF $43,043 and $150,519, respectively,
    pro forma total $193,562)..........................................       46,653          118,685           --        165,338
CASH AND OTHER ASSETS, LESS LIABILITIES................................        2,554               (5)          94          2,643
                                                                          -------------   -------------   ----------   ----------
TOTAL NET ASSETS.......................................................      $49,207       $  118,680       $   94     $  167,981
                                                                          =============   =============   ==========   ==========

-------------------------
(1) ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
(2) PIK - Payment-in-kind security.
*   Non-income producing security.

   (The accompanying notes are an integral part of the financial statements.)

--------------------------------------------------------------------------------

         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

1. BASIS OF COMBINATION

Harbor Fund, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a no-load, open-end management investment company. As of April 30, 2002, the Trust offered fourteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assume the exchange described in the next paragraph occurred as of April 30, 2002 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of May 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each fund at April 30, 2002 and for the 12-month period then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Harbor International Fund II and Harbor Small Cap Growth Fund in exchange for shares of the Harbor International Fund and Harbor Growth Fund, respectively. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Harbor International Fund II and Harbor Small Cap Growth Fund for pre-combination periods will not be restated. The pro forma statements reflect the expenses of each fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization. Harbor International Fund II and Harbor Small Cap Growth Fund will each distribute all of its ordinary income and capital gains, if any, prior to the respective Fund merging.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the 12-month period ended April 30, 2002, the Harbor International Fund and Harbor Growth Fund's investment advisory fees were computed based on the annual rate of 0.75% and 0.75%, respectively, of its average daily net assets.

2. SECURITY VALUATION

The underlying funds are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

Debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Harbor International Fund that would have been issued at April 30, 2002 in connection with the proposed merger. The pro forma number of shares outstanding of 125,259 consists of 2,489 shares assumed issued in the merger plus 122,869 shares of the Harbor International Fund at April 30, 2002.

The pro forma net asset value per share assumes the issuance of additional shares of the Harbor Small Cap Growth Fund that would have been issued at April 30, 2002 in connection with the proposed merger. The pro forma number of shares outstanding of 15,877 consists of 4,662 shares assumed issued in the merger plus 11,215 shares of the Harbor Growth Fund at April 30, 2002.

4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Harbor International Fund II were included in the Harbor International Fund for the period May 1, 2001 to April 30, 2002. Investment advisory and administrative fees in the pro forma combined column are calculated at the rates in effect for the Harbor International Fund based upon the combined net assets of the Harbor International Fund II and Harbor International Fund.

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Harbor Small Cap Growth Fund were included in the Harbor Growth Fund for the period May 1, 2001 to April 30, 2002. Investment advisory and administrative fees in the pro forma combined column are calculated at the rates in effect for the Harbor Growth Fund based upon the combined net assets of the Harbor Small Cap Growth Fund and Harbor Growth Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the merger had occurred at April 30, 2002.

5. COSTS OF MERGER

Merger expenses incurred by the Harbor Funds will be paid by the respective Fund. Merger expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/ Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6. FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

                                    PART C:
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1) Declaration of Trust is incorporated by reference to Exhibit a(1) of Post-Effective Amendment No. 22 to the Form N-1A Registration Statement as filed with the SEC on February 27, 1997 ("Post-Effective Amendment No. 22").

(2) By-Laws are incorporated by reference to Exhibit b of the Post-Effective Amendment No. 22.

(3) Not Applicable.

(4)(a) Form of Agreement and Plan of Reorganization between Harbor International Fund and Harbor International Fund II is filed herewith as Exhibit A to Part A of this Registration Statement.

(4)(b) Form of Agreement and Plan of Reorganization between Harbor Growth Fund and Harbor Small Cap Growth Fund is filed herewith as Exhibit B to Part A of this Registration Statement.

(5) Not Applicable.

(6)(a) Form of Investment Advisory Agreement with Harbor Capital Advisors, Inc. on behalf of Harbor Small Cap Growth Fund is incorporated by reference to Exhibit d(3) of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement filed with the SEC on April 20, 2001 ("Post-Effective Amendment No. 32").

(6)(b) Form of Investment Advisory Agreement with Harbor Capital Advisors, Inc. on behalf of Harbor International Fund is filed herewith.

(6)(c) Form of Subadvisory Agreement with Emerging Growth Advisors, Inc. on behalf of Harbor Growth Fund is incorporated by reference to Exhibit d(14) of Post-Effective Amendment No. 32.

(6)(d) Form of Subadvisory Agreement with Westfield Capital Management Company, Inc. on behalf of Harbor Small Cap Growth Fund is incorporated by reference to Exhibit d(15) of Post-Effective Amendment No. 32.

(6)(e) Form of Subadvisory Agreement with Northern Cross Investments Limited on behalf of Harbor International Fund is incorporated by reference to Exhibit d(20) of Post-Effective Amendment No. 32.

(6)(f) Form of Subadvisory Agreement with Northern Cross Investments Limited on behalf of Harbor International Fund II is filed herewith as Exhibit C to Part A of this Registration Statement.

(6)(g) Form of Subadvisory Agreement with Westfield Capital Management Company, Inc. on behalf of Harbor Growth Fund is filed herewith.

(7) Form of Distribution Agreement with HCA Securities, Inc. is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 36 to the Form N-1A Registration Statement filed with the SEC on June 20, 2002 ("Post-Effective Amendment No. 36").

(8) Not Applicable.

(9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 24 to the Form N-1A Registration Statement filed with the SEC on February 26, 1998 ("Post-Effective Amendment No. 24").

9(b) Fee Schedule to Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Exhibit g(1) of Post-Effective Amendment No. 34 to the Form N-1A Registration Statement filed with the SEC on December 3, 2001 ("Post-Effective Amendment No. 34").

(10) Not Applicable.

(11) Opinion of Hale and Dorr LLP concerning legality of shares of Harbor International Fund shares and Harbor Growth Fund shares is filed herewith.

(12)(a) Form of opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders of the HGF and HSCGF merger discussed in the prospectus is filed herewith.

(12)(b) Form of opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders of the HIF and HIF2 merger discussed in the prospectus is filed herewith.

(13)(a) Form of Transfer Agent and Service Agreement with Harbor Transfer, Inc. is incorporated by reference to Exhibit h of Post-Effective Amendment No. 32.

(13)(b) Fee Schedule to Transfer Agent and Service Agreement with Harbor Transfer, Inc. is incorporated by reference to Exhibit h(1) of Post-Effective Amendment No. 34.

(14) Consent of Independent Auditors filed herewith.

(15) Not Applicable.

(16) Power of attorney is incorporated by reference to Exhibit o of Post-Effective Amendment No. 30 to the Form N-1A Registration Statement filed with the SEC on November 16, 2000.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it will file electronically via EDGAR an executed copy of the forms of opinion of Hale and Dorr LLP filed herewith as Exhibits 12(a) and 12(b) on or after the closing date for each reorganization which is described in the Form N-14 filed herewith.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Toledo, and State of Ohio, on the 1st day of August, 2002.

                                          HARBOR FUND

                                          By: /s/ JAMES M. WILLIAMS
                                            ------------------------------------
                                            James M. Williams
                                            President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

             SIGNATURES                                  TITLE                         DATE
             ----------                                  -----                         ----
/s/ DAVID G. VAN HOOSER*                 Chairman and Trustee                     August 1, 2002
-------------------------------------

/s/ JAMES M. WILLIAMS                    President (Principal Executive           August 1, 2002
-------------------------------------    Officer)

/s/ CONSTANCE L. SOUDERS                 Vice President and Treasurer             August 1, 2002
-------------------------------------    (Principal Financial and Account
                                         Officer)

/s/ JOHN P. GOULD*                       Trustee                                  August 1, 2002
-------------------------------------

/s/ HOWARD P. COLHOUN*                   Trustee                                  August 1, 2002
-------------------------------------

/s/ RODGER F. SMITH*                     Trustee                                  August 1, 2002
-------------------------------------

-------------------------

* Executed by James M. Williams pursuant to a power of attorney filed with Post-Effective Amendment No. 30.

                               INDEX TO EXHIBITS

 NO.                                EXHIBIT
 ---                                -------
(6)(b)    Form of Investment Advisory Agreement with Harbor Capital
          Advisors, Inc. on behalf of Harbor International Fund
(6)(g)    Form of Subadvisory Agreement with Westfield Capital
          Management Company, Inc. on behalf of Harbor Growth Fund
(11)      Opinion of Hale and Dorr LLP concerning legality of shares of Harbor International Fund and Harbor Growth Fund
(12)(a)   Form of opinion of Hale and Dorr LLP concerning tax matters and consequences to shareholders of the HGF and HSCGF merger
(12)(b)   Form of opinion of Hale and Dorr LLP concerning tax matters and consequences to shareholders of the HIF and HIF2 merger
(14)      Consent of Independent Auditors

                                                                   YOUR VOTE IS IMPORTANT
[HARBOR FUND LOGO]                  TO VOTE BY TELEPHONE           TO VOTE BY INTERNET             TO VOTE BY MAIL
                                    1) Read the Proxy Statement    1) Read the Proxy Statement     1) Read the Proxy Statement.
                                       and have the Proxy card on     and have the Proxy card on   2) Check the appropriate box
                                       reverse at hand.               reverse at hand.                on the reverse side.
                                    2) Call 1-800-690-6903.        2) Go to Website                3) Sign and date the Proxy card.
                                    3) Enter the 14-digit number      WWW.PROXYWEB.COM             4) Return the Proxy card in
                                       at left and follow the      3) Enter the 14-digit number       the envelope provided.
                                       simple instructions.           at left and follow the
                                                                      simple instructions.

***  CONTROL NUMBER:  999 999 999 999 99  ***

PROXY                                                                    THIS PROXY IS SOLICITED ON BEHALF OF THE  BOARD OF TRUSTEES
HARBOR INTERNATIONAL FUND II                                                        SPECIAL MEETING OF SHAREHOLDERS OCTOBER 22, 2002

This proxy is solicited on behalf of the Board of Trustees of Harbor Fund (the "Trust") for the Special Meeting of Shareholders (the
"Meeting") and relates to the proposal with respect to the Trust and to Harbor International Fund II (the "Fund"), a series of the
Trust. The undersigned hereby appoints David G. Van Hooser, James M. Williams, Constance L. Souders and Karen B. Wasil, and each of them, proxies for the undersigned, with full power of substitution and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Fund which the undersigned is entitled to vote at the Meeting to be held at 9:00 a.m., Eastern time, on October 22, 2002 at One SeaGate, 16th Floor, Toledo, Ohio 43666, and any adjournment thereof.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS INSTRUCTED. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO
GRANT AUTHORITY TO VOTE "FOR" ALL PROPOSALS RELATING TO THE TRUST AND TO THE FUND WITH DISCRETIONARY AUTHORITY TO VOTE UPON SUCH
OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. THE UNDERSIGNED HEREBY REVOKES ANY PROXY
PREVIOUSLY GIVEN.

                                                                                        PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                                                                          THE ENCLOSED ENVELOPE IF YOU ARE NOT
                                                                                            VOTING BY TELEPHONE OR INTERNET.

                                                                                        Date
                                                                                             --------------------------------

                                                                                        --------------------------------------------




                                                                                        --------------------------------------------
                                                                                         Signature(s) PLEASE SIGN WITHIN THE BOX

                                                                                        PLEASE SIGN EXACTLY AS NAME(S) APPEARS TO
                                                                                        THE LEFT. IF SHARES ARE HELD IN THE NAME OF
                                                                                        JOINT OWNERS, EACH SHOULD SIGN.
                                                                                        ATTORNEYS-IN-FACT, EXECUTORS,
                                                                                        ADMINISTRATORS, TRUSTEES, GUARDIANS ETC.
                                                                                        SHOULD SO INDICATE. IF SHAREHOLDER IS A
                                                                                        CORPORATION OR PARTNERSHIP, PLEASE SIGN IN
                                                                                        FULL CORPORATE OR PARTNERSHIP NAME BY
                                                                                        AUTHORIZED PERSON.


                                                                                                                                 018

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/ PLEASE DO NOT USE FINE POINT PENS.



                          HARBOR INTERNATIONAL FUND II




Unless otherwise specified in the boxes provided, your vote will be cast FOR the numbered item below.

The Board of Trustees of Harbor Fund recommends that you vote FOR the proposal set forth below.


VOTE ON THE PROPOSAL

                                                       FOR   AGAINST   ABSTAIN
1.  Approval of Agreement and Plan of Merger between   / /     / /       / /
    Harbor International Fund II and Harbor
    International Fund.

                                                                   YOUR VOTE IS IMPORTANT
[HARBOR FUND LOGO]                  TO VOTE BY TELEPHONE           TO VOTE BY INTERNET             TO VOTE BY MAIL
                                    1) Read the Proxy Statement    1) Read the Proxy Statement     1) Read the Proxy Statement.
                                       and have the Proxy card on     and have the Proxy card on   2) Check the appropriate box
                                       reverse at hand.               reverse at hand.                on the reverse side.
                                    2) Call 1-800-690-6903.        2) Go to Website                3) Sign and date the Proxy card.
                                    3) Enter the 14-digit number      WWW.PROXYWEB.COM             4) Return the Proxy card in
                                       at left and follow the      3) Enter the 14-digit number       the envelope provided.
                                       simple instructions.           at left and follow the
                                                                      simple instructions.

***  CONTROL NUMBER:  999 999 999 999 99  ***

PROXY                                                                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
HARBOR SMALL CAP GROWTH FUND                                                        SPECIAL MEETING OF SHAREHOLDERS OCTOBER 22, 2002

This proxy is solicited on behalf of the Board of Trustees of Harbor Fund (the "Trust") for the Special Meeting of Shareholders (the
"Meeting") and relates to the proposal with respect to the Trust and to Harbor Small Cap Growth Fund (the "Fund"), a series of the
Trust. The undersigned hereby appoints David G. Van Hooser, James M. Williams, Constance L. Souders and Karen B. Wasil, and each of them, proxies for the undersigned, with full power of substitution and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Fund which the undersigned is entitled to vote at the Meeting to be held at 9:00 a.m., Eastern time, on October 22, 2002 at One SeaGate, 16th Floor, Toledo, Ohio 43666, and any adjournment thereof.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS INSTRUCTED. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO
GRANT AUTHORITY TO VOTE "FOR" ALL PROPOSALS RELATING TO THE TRUST AND TO THE FUND WITH DISCRETIONARY AUTHORITY TO VOTE UPON SUCH
OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. THE UNDERSIGNED HEREBY REVOKES ANY PROXY
PREVIOUSLY GIVEN.

                                                                                        PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                                                                          THE ENCLOSED ENVELOPE IF YOU ARE NOT
                                                                                            VOTING BY TELEPHONE OR INTERNET.

                                                                                        Date
                                                                                             --------------------------------

                                                                                        --------------------------------------------




                                                                                        --------------------------------------------
                                                                                         Signature(s) PLEASE SIGN WITHIN THE BOX

                                                                                        PLEASE SIGN EXACTLY AS NAME(S) APPEARS TO
                                                                                        THE LEFT. IF SHARES ARE HELD IN THE NAME OF
                                                                                        JOINT OWNERS, EACH SHOULD SIGN.
                                                                                        ATTORNEYS-IN-FACT, EXECUTORS,
                                                                                        ADMINISTRATORS, TRUSTEES, GUARDIANS ETC.
                                                                                        SHOULD SO INDICATE. IF SHAREHOLDER IS A
                                                                                        CORPORATION OR PARTNERSHIP, PLEASE SIGN IN
                                                                                        FULL CORPORATE OR PARTNERSHIP NAME BY
                                                                                        AUTHORIZED PERSON.


                                                                                                                                 020



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PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/
PLEASE DO NOT USE FINE POINT PENS.


                          HARBOR SMALL CAP GROWTH FUND




Unless otherwise specified in the boxes provided, your vote will be cast FOR the numbered item below.

The Board of Trustees of Harbor Fund recommends that you vote FOR the proposal set forth below.


VOTE ON THE PROPOSAL

                                                       FOR   AGAINST   ABSTAIN
1.  Approval of Agreement and Plan of Merger between   / /     / /       / /
    Harbor Small Cap Growth Fund and Harbor Growth
    Fund.




                                                                             020
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                                IMPORTANT NOTICE

     Although we recommend that you read the Proxy Statement carefully, for your convenience, we have provided a brief overview of the proposals to be voted upon.

                              QUESTIONS & ANSWERS

Q: WHY AM I RECEIVING THIS PROXY STATEMENT?

A: This proxy statement is being provided to shareholders of Harbor
   International Fund II (HIF2) and Harbor Small Cap Growth Fund (HSCGF). These shareholders are being asked to vote upon proposals under which 1) HIF2 would be merged into Harbor International Fund (HIF) and 2) HSCGF would be merged into Harbor Growth Fund (HGF), respectively.

Q: WHAT WILL BE THE NAMES OF THE TWO FUNDS THAT CONTINUE FOLLOWING THE MERGERS?

A: The Fund surviving from the merger of HIF2 into HIF will be Harbor
   International Fund. The Fund surviving from the merger of HSCGF into HGF will be renamed Harbor Small Cap Growth Fund.

Q: WHO WILL MANAGE HARBOR INTERNATIONAL FUND?

A: Northern Cross Investments Limited, currently subadviser of both HIF and
   HIF2, will continue to subadvise Harbor International Fund (HIF), the surviving international fund. Hakan Castegren, president of Northern Cross Investments, has managed HIF since the Fund's inception in 1987 and assumed additional responsibility for management of HIF2 effective August 1, 2002.

Q: WHO WILL MANAGE THE RENAMED HARBOR SMALL CAP GROWTH FUND FOLLOWING THE
   MERGER?

A: Westfield Capital Management Company LLC, currently subadviser of HSCGF, would become subadviser for the HGF, which will be renamed Harbor Small Cap Growth Fund. William Muggia, president and chief investment officer of Westfield Capital Management Company, has managed HSCGF since the Fund's inception on November 1, 2000.

Q: WHAT ARE THE SIMILARITIES AND DIFFERENCES, IF ANY, BETWEEN THE INVESTMENT
   MANAGEMENT STYLES FOR THE TWO INTERNATIONAL FUNDS?

A: HIF and HIF2 have been managed in very similar value-oriented styles and have many of the same portfolio holdings. HIF2 began operations in 1996, during a period when HIF was closed to new investors. HIF subsequently was reopened to new investors in May 2000.

Q: WHAT ARE THE SIMILARITIES AND DIFFERENCES, IF ANY, BETWEEN THE INVESTMENT
   MANAGEMENT STYLES FOR THE TWO GROWTH FUNDS?

A: HSCGF and HGF both invest in smaller capitalization companies with favorable prospects for long-term growth. HSCGF's holdings typically have been more broadly diversified than those of HGF, which have been more concentrated in the technology sector. Sector weightings of the two funds are a result of individual stock selections by the managers, both of whom employ bottom-up stock selection processes.

Q: WILL EITHER OF THESE PROPOSED MERGERS RESULT IN AN INCREASE IN THE RATE OF
   ANY OF THE FUNDS' INVESTMENT ADVISORY FEES?

A: No. THERE WILL BE NO CHANGE IN THE RATE OF ANY OF THE FUNDS' INVESTMENT
   ADVISORY FEES AS A RESULT OF THE PROPOSED MERGERS. In addition, the proposed mergers are expected to result in economies of scale and may lead to the spreading of fixed costs over a larger asset base. It is anticipated that if the proposed merger of HIF2 and HIF takes place, the expense ratio of the surviving Harbor International Fund should be lower than the comparable share class expense ratio of either HIF2 or HIF. Similarly, it is anticipated that if the proposed merger of HSCGF and HGF takes place, the expense ratio of the renamed Harbor Small Cap Growth Fund should be lower than the comparable share class expense ratio of either HSCGF or HGF.

Q: WILL MY VOTE MAKE A DIFFERENCE?

A: Your vote is important and needed to ensure that the proposals can be acted upon. Additionally, your immediate response on the enclosed Proxy Card(s) or vote by telephone or Internet will help save the costs of any further proxy solicitation for a shareholder vote. We encourage shareholders to participate in the governance of their Fund(s).

Q: HOW DO THE TRUSTEES OF MY FUND SUGGEST THAT I VOTE?

A: After careful consideration, the Trustees of your Fund, including the Independent Trustees who comprise a majority of each Fund's Board of Trustees, unanimously recommend that you vote "FOR" each of the proposals.

Q: WHOM DO I CALL IF I HAVE QUESTIONS?

A: Please call D.F. King at 1-800-xxx-xxxx.

Q: HOW DO I VOTE?

A: You may vote by any of the following methods:

   - You may use the enclosed postage-paid envelope and mail in your Proxy Card.

   - Telephone -- Call 1-800-690-6903 and enter the 12-digit control number set forth on your Proxy Card.

   - Internet -- Go to WWW.PROXYVOTE.COM and enter the 12-digit control number set forth on your Proxy Card.